================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-7436

                               -----------------

                       THE DFA INVESTMENT TRUST COMPANY
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, Vice President and Secretary
                       The DFA Investment Trust Company,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

      Registrant's telephone number, including area code: (512) 306-7400

                      Date of fiscal year end: October 31

                    Date of reporting period: July 31, 2014

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                       THE DFA INVESTMENT TRUST COMPANY
                                   FORM N-Q
                                 July 31, 2014
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
   The U.S. Large Cap Value Series..........................................   1
   The DFA International Value Series.......................................   9
   The Japanese Small Company Series........................................  22
   The Asia Pacific Small Company Series....................................  51
   The United Kingdom Small Company Series..................................  70
   The Continental Small Company Series.....................................  79
   The Canadian Small Company Series........................................ 105
   The Emerging Markets Series.............................................. 115
   The Emerging Markets Small Cap Series.................................... 139
   The Tax-Managed U.S. Marketwide Value Series............................. 203
   The DFA Short Term Investment Fund....................................... 229

NOTES TO SCHEDULES OF INVESTMENTS
   Organization............................................................. 235
   Security Valuation....................................................... 235
   Financial Instruments.................................................... 236
   Federal Tax Cost......................................................... 237
   Other.................................................................... 237
   Subsequent Event Evaluations............................................. 238

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

  SCHEDULES OF INVESTMENTS
  ------------------------

  Investment Abbreviations

     ADR      American Depositary Receipt
     AG       Aktiengesellschaft (German & Swiss Stock Corporation)
     GDR      Global Depositary Receipt
     LLC      Limited Liability Company
     P.L.C.   Public Limited Company

  Investment Footnotes
     +        See Security Valuation Note within the Notes to Schedules of
              Investments.
     ++       Securities have generally been fair valued. See Security
              Valuation Note within the Notes to Schedules of
              Investments.
     *        Non-Income Producing Securities.
     #        Total or Partial Securities on Loan.
     @        Security purchased with cash proceeds from Securities on Loan.
     ^^       See Federal Tax Cost Note within the Notes to Schedules of
              Investments.
     o        Security is being fair valued as of July 31, 2014.
     --       Amounts designated as -- are either zero or rounded to zero.
     (S)      Affiliated Fund.
     ++       Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
              Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2014 was $7,371,513,237 which represented 44.5% of the total investments of the Fund.
     (r)      The adjustable/variable rate shown is effective as of July 31,
              2014.
     (y)      The rate shown is the effective yield.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES       VALUE+
                                                       --------- --------------
 COMMON STOCKS -- (97.1%)
 Consumer Discretionary -- (11.8%)
 #   Autoliv, Inc.....................................    11,372 $    1,131,628
     Best Buy Co., Inc................................    32,396        963,133
     Carnival Corp.................................... 2,299,436     83,285,572
 #   CBS Corp. Class A................................     7,236        412,814
     Comcast Corp. Class A............................ 9,873,756    530,516,910
 #   Comcast Corp. Special Class A.................... 3,813,064    203,884,532
 #   Dillard's, Inc. Class A..........................   112,692     13,435,140
     DR Horton, Inc...................................   380,359      7,873,431
 #   GameStop Corp. Class A...........................   598,147     25,104,230
     Gannett Co., Inc.................................    13,141        429,974
     General Motors Co................................ 3,716,863    125,704,307
     Graham Holdings Co. Class B......................    32,261     22,122,981
 *   Hyatt Hotels Corp. Class A.......................    26,622      1,566,172
 #   Kohl's Corp......................................   734,735     39,337,712
 #*  Lands' End, Inc..................................   110,465      3,887,263
     Lear Corp........................................    57,952      5,457,340
 #   Lennar Corp. Class A.............................   211,619      7,666,956
     Lennar Corp. Class B.............................     4,312        131,947
 *   Liberty Global P.L.C. Class C....................     5,034        201,310
 *   Liberty Interactive Corp. Class A................ 2,576,808     72,279,464
 *   Liberty Media Corp...............................   313,578     14,738,166
 *   Liberty Media Corp. Class A......................   156,789      7,376,922
 *   Liberty Ventures Series A........................   225,517     15,596,756
 #*  MGM Resorts International........................ 2,414,853     64,814,654
 *   Mohawk Industries, Inc...........................   286,453     35,740,741
 *   News Corp. Class A...............................   290,667      5,130,273
 #*  News Corp. Class B...............................    31,823        547,674
     PVH Corp.........................................    66,339      7,309,231
     Royal Caribbean Cruises, Ltd..................... 1,051,952     62,748,937
 #*  Sears Holdings Corp..............................   530,007     20,219,767
     Service Corp. International......................   229,074      4,810,554
 #   Staples, Inc..................................... 1,585,772     18,379,097
     Target Corp......................................   475,724     28,348,393
     Time Warner Cable, Inc........................... 1,876,119    272,224,867
     Time Warner, Inc................................. 5,052,904    419,492,090
 *   Time, Inc........................................   586,105     14,125,130
 #*  Toll Brothers, Inc...............................   329,804     10,781,293
 *   TRW Automotive Holdings Corp.....................       459         46,951
     Whirlpool Corp...................................    36,155      5,157,149
                                                                 --------------
 Total Consumer Discretionary.........................            2,152,981,461
                                                                 --------------
 Consumer Staples -- (6.4%)
     Archer-Daniels-Midland Co........................ 2,861,952    132,794,573
     Bunge, Ltd.......................................   553,069     43,603,960
     ConAgra Foods, Inc...............................   260,882      7,860,375
 *   Constellation Brands, Inc. Class A...............   462,850     38,536,891
     CVS Caremark Corp................................ 6,986,047    533,454,549
     Ingredion, Inc...................................    20,328      1,496,750
     JM Smucker Co. (The).............................   540,650     53,870,366
     Molson Coors Brewing Co. Class B.................   763,563     51,563,409
     Mondelez International, Inc. Class A............. 6,904,820    248,573,520

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
 Consumer Staples -- (Continued)
     Safeway, Inc.....................................   196,076 $    6,756,779
     Tyson Foods, Inc. Class A........................ 1,430,128     53,215,063
                                                                 --------------
 Total Consumer Staples...............................            1,171,726,235
                                                                 --------------
 Energy -- (21.9%)
     Anadarko Petroleum Corp.......................... 2,644,697    282,585,875
     Apache Corp...................................... 1,895,772    194,619,954
     Baker Hughes, Inc................................ 1,938,026    133,278,048
 #   Chesapeake Energy Corp........................... 3,374,987     88,998,407
     Chevron Corp..................................... 5,015,427    648,193,786
     Cimarex Energy Co................................    57,039      7,929,562
     ConocoPhillips................................... 6,993,622    576,973,815
 #   Denbury Resources, Inc........................... 1,413,859     23,964,910
     Devon Energy Corp................................ 1,721,246    129,954,073
     Exxon Mobil Corp................................. 2,247,040    222,322,138
 #   Helmerich & Payne, Inc...........................   516,470     54,880,102
     Hess Corp........................................ 1,628,606    161,199,422
     HollyFrontier Corp...............................   498,931     23,454,746
     Kinder Morgan, Inc...............................    76,885      2,766,322
     Marathon Oil Corp................................ 3,640,872    141,083,790
     Marathon Petroleum Corp.......................... 1,752,484    146,297,364
     Murphy Oil Corp..................................   728,510     45,262,326
     Nabors Industries, Ltd........................... 1,372,075     37,265,557
     National Oilwell Varco, Inc...................... 1,968,548    159,531,130
 *   Newfield Exploration Co..........................    31,609      1,273,843
 #   Noble Corp. P.L.C................................   721,779     22,642,207
     Occidental Petroleum Corp........................ 2,635,997    257,563,267
     Patterson-UTI Energy, Inc........................   732,485     25,160,860
 #   Peabody Energy Corp..............................   307,711      4,667,976
     Phillips 66...................................... 2,926,797    237,392,505
     QEP Resources, Inc...............................   458,418     15,150,715
     Rowan Cos. P.L.C. Class A........................   580,491     17,716,585
 #*  Seventy Seven Energy, Inc........................   168,889      3,788,188
     Superior Energy Services, Inc....................    99,669      3,348,878
     Tesoro Corp......................................   615,285     37,864,639
 #   Tidewater, Inc...................................     2,431        114,913
 #   Transocean, Ltd.................................. 1,340,027     54,056,689
     Valero Energy Corp............................... 2,806,975    142,594,330
 *   Weatherford International P.L.C.................. 2,173,272     48,616,095
 *   Whiting Petroleum Corp...........................   334,068     29,561,677
 *   WPX Energy, Inc..................................    50,407      1,036,872
                                                                 --------------
 Total Energy.........................................            3,983,111,566
                                                                 --------------
 Financials -- (20.0%)
     ACE, Ltd.........................................    96,962      9,705,896
     Aflac, Inc.......................................    92,593      5,531,506
 *   Alleghany Corp...................................     1,128        466,823
     Allied World Assurance Co. Holdings AG...........   556,302     20,032,435
     Allstate Corp. (The).............................   466,522     27,268,211
 #*  American Capital, Ltd............................   802,500     12,165,900
     American Financial Group, Inc....................   487,279     27,282,751
     American International Group, Inc................ 4,460,598    231,861,884

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                       ---------- ------------
 Financials -- (Continued)
     American National Insurance Co...................     70,112 $  7,642,208
     Assurant, Inc....................................    386,198   24,469,505
     Assured Guaranty, Ltd............................     88,010    1,964,383
     Axis Capital Holdings, Ltd.......................    578,662   24,969,265
     Bank of America Corp............................. 23,281,791  355,047,313
     Bank of New York Mellon Corp. (The)..............  3,470,782  135,499,329
     BB&T Corp........................................    441,643   16,349,624
     Capital One Financial Corp.......................  2,096,624  166,765,473
     Chubb Corp. (The)................................     69,688    6,042,646
 #   Cincinnati Financial Corp........................     16,670      767,153
     CIT Group, Inc...................................     19,151      940,506
     Citigroup, Inc...................................  6,065,072  296,642,672
     CME Group, Inc...................................  1,461,166  108,038,614
     CNA Financial Corp...............................    498,971   18,646,546
 *   E*TRADE Financial Corp...........................    114,229    2,401,094
     Everest Re Group, Ltd............................    158,526   24,715,789
     Fifth Third Bancorp..............................  1,546,949   31,681,516
 *   Genworth Financial, Inc. Class A.................  2,374,310   31,103,461
     Goldman Sachs Group, Inc. (The)..................    719,925  124,453,435
     Hartford Financial Services Group, Inc. (The)....  2,395,708   81,837,385
     HCC Insurance Holdings, Inc......................      2,282      106,524
     Hudson City Bancorp, Inc.........................     71,664      698,724
     Huntington Bancshares, Inc.......................    240,614    2,362,829
     JPMorgan Chase & Co..............................  9,529,847  549,586,277
     KeyCorp..........................................    117,836    1,595,499
 #   Legg Mason, Inc..................................    641,854   30,455,972
     Leucadia National Corp...........................    137,025    3,385,888
     Lincoln National Corp............................  1,407,216   73,724,046
     Loews Corp.......................................  2,028,513   85,461,253
 #   M&T Bank Corp....................................      9,877    1,200,056
     MetLife, Inc.....................................  3,231,266  169,964,592
     Morgan Stanley...................................  5,380,250  173,997,285
 #   NASDAQ OMX Group, Inc. (The).....................    801,702   33,823,807
 #   New York Community Bancorp, Inc..................     80,866    1,284,152
     Old Republic International Corp..................    632,434    9,100,725
     PartnerRe, Ltd...................................    193,939   20,239,474
 #   People's United Financial, Inc...................    138,880    2,016,538
     PNC Financial Services Group, Inc. (The).........    633,161   52,273,772
     Principal Financial Group, Inc...................    182,209    9,052,143
     Protective Life Corp.............................      7,158      496,622
     Prudential Financial, Inc........................  1,593,470  138,584,086
     Regions Financial Corp...........................  5,807,266   58,885,677
     Reinsurance Group of America, Inc................    357,106   28,661,328
     State Street Corp................................     43,801    3,085,342
     SunTrust Banks, Inc..............................  2,515,396   95,710,818
     Travelers Cos., Inc. (The).......................    595,257   53,311,217
     Unum Group.......................................  1,374,339   47,181,058
     Validus Holdings, Ltd............................    167,263    6,110,117
     Wells Fargo & Co.................................  2,708,093  137,841,934
     XL Group P.L.C...................................  1,434,888   46,260,789

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Financials -- (Continued)
#   Zions Bancorporation.............................    754,482 $   21,744,171
                                                                 --------------
Total Financials.....................................             3,652,496,038
                                                                 --------------
Health Care -- (9.6%)
*   Actavis P.L.C....................................    127,621     27,344,075
    Aetna, Inc.......................................  2,009,110    155,766,298
*   Bio-Rad Laboratories, Inc. Class A...............      1,222        140,518
*   Boston Scientific Corp...........................  6,573,232     84,005,905
*   CareFusion Corp..................................    907,569     39,742,447
    Cigna Corp.......................................     81,711      7,357,258
#*  Community Health Systems, Inc....................     14,053        670,328
*   Express Scripts Holding Co.......................  3,072,578    214,005,058
#*  Hologic, Inc.....................................  1,211,606     31,586,568
    Humana, Inc......................................    707,042     83,183,491
    Omnicare, Inc....................................    556,064     34,754,000
#   Perrigo Co. P.L.C................................     13,380      2,013,021
    Pfizer, Inc...................................... 21,024,914    603,415,032
#   Quest Diagnostics, Inc...........................     40,972      2,503,389
#   Teleflex, Inc....................................     91,713      9,881,159
    Thermo Fisher Scientific, Inc....................  1,778,225    216,054,338
    UnitedHealth Group, Inc..........................    759,339     61,544,426
    WellPoint, Inc...................................  1,674,297    183,854,554
                                                                 --------------
Total Health Care....................................             1,757,821,865
                                                                 --------------
Industrials -- (11.2%)
#   ADT Corp. (The)..................................    686,732     23,898,274
#   AGCO Corp........................................    279,803     13,629,204
#*  Avis Budget Group, Inc...........................    100,291      5,635,351
    CSX Corp.........................................  5,604,703    167,692,714
    Danaher Corp.....................................     67,127      4,959,343
    Eaton Corp. P.L.C................................  2,065,738    140,304,925
#*  Engility Holdings, Inc...........................     31,860      1,101,082
    FedEx Corp.......................................    828,737    121,724,891
    General Electric Co.............................. 16,593,024    417,314,554
*   Genesee & Wyoming, Inc. Class A..................     11,922      1,188,981
*   Hertz Global Holdings, Inc.......................  1,345,507     37,970,208
*   Jacobs Engineering Group, Inc....................    175,921      8,938,546
#   Joy Global, Inc..................................     84,284      4,994,670
    KBR, Inc.........................................     76,803      1,586,750
    Kennametal, Inc..................................      9,984        422,123
    L-3 Communications Holdings, Inc.................    421,205     44,209,677
    Manpowergroup, Inc...............................     19,031      1,482,325
    Norfolk Southern Corp............................  1,681,939    170,985,919
    Northrop Grumman Corp............................  1,364,645    168,219,789
#*  NOW, Inc.........................................    381,968     12,295,550
    Oshkosh Corp.....................................     36,950      1,707,829
#   Owens Corning....................................    579,048     19,716,584
    Pentair P.L.C....................................    498,599     31,945,238
*   Quanta Services, Inc.............................    554,686     18,576,434
    Regal-Beloit Corp................................      6,550        460,399
    Republic Services, Inc...........................  1,211,252     45,942,788
    Ryder System, Inc................................     13,740      1,183,426

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
 Industrials -- (Continued)
     Southwest Airlines Co............................ 3,905,821 $  110,456,618
     SPX Corp.........................................    22,870      2,267,103
     Stanley Black & Decker, Inc......................   619,291     54,156,998
     Terex Corp.......................................     8,155        281,429
 #   Trinity Industries, Inc..........................   125,128      5,460,586
 #   Triumph Group, Inc...............................    29,704      1,881,748
     Union Pacific Corp............................... 3,782,044    371,812,746
 #*  United Rentals, Inc..............................    73,167      7,748,385
 #   URS Corp.........................................   321,791     18,428,971
 #*  Veritiv Corp.....................................    39,071      1,559,714
 #*  WESCO International, Inc.........................    21,907      1,719,480
                                                                 --------------
 Total Industrials....................................            2,043,861,352
                                                                 --------------
 Information Technology -- (8.2%)
     Activision Blizzard, Inc......................... 2,635,954     58,992,650
     Amdocs, Ltd......................................    17,878        810,589
 *   Arrow Electronics, Inc...........................   568,882     32,966,712
     Avnet, Inc.......................................   711,362     30,111,953
 #*  Blackhawk Network Holdings, Inc. Class B.........    16,109        449,280
     Broadcom Corp. Class A...........................   136,077      5,206,306
     Brocade Communications Systems, Inc..............    46,592        429,112
     Cisco Systems, Inc............................... 4,711,449    118,869,858
     Computer Sciences Corp...........................    43,540      2,716,461
     Corning, Inc..................................... 5,762,032    113,223,929
     Fidelity National Information Services, Inc...... 1,308,765     73,814,346
 #*  First Solar, Inc.................................   154,302      9,737,999
     Hewlett-Packard Co............................... 9,619,949    342,566,384
 *   Ingram Micro, Inc. Class A.......................   725,997     20,836,114
 #   Intel Corp....................................... 9,210,936    312,158,621
 #   Jabil Circuit, Inc...............................    24,010        479,240
 *   Juniper Networks, Inc............................   922,663     21,719,487
     Lam Research Corp................................   325,184     22,762,880
     Marvell Technology Group, Ltd....................   398,733      5,319,098
 *   Micron Technology, Inc........................... 3,654,213    111,636,207
 #   NVIDIA Corp......................................   629,521     11,016,617
     Western Digital Corp.............................   564,843     56,388,277
     Xerox Corp....................................... 5,691,007     75,462,753
 *   Yahoo!, Inc...................................... 1,647,286     58,989,312
                                                                 --------------
 Total Information Technology.........................            1,486,664,185
                                                                 --------------
 Materials -- (3.4%)
     Alcoa, Inc....................................... 5,353,379     87,741,882
     Ashland, Inc.....................................   388,650     40,672,222
     Cabot Corp.......................................     3,386        177,393
     CF Industries Holdings, Inc......................    51,450     12,879,993
     Freeport-McMoRan, Inc............................ 4,647,012    172,961,787
     International Paper Co........................... 2,043,676     97,074,610
     MeadWestvaco Corp................................   841,379     35,169,642
     Mosaic Co. (The).................................   465,158     21,448,435
     Newmont Mining Corp..............................   381,443      9,501,745
     Nucor Corp.......................................   765,445     38,440,648
     Reliance Steel & Aluminum Co.....................   359,269     24,520,109

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                       SHARES        VALUE+
                                                      ---------- ---------------
Materials -- (Continued)
    Rock-Tenn Co. Class A............................    117,998 $    11,732,541
    Steel Dynamics, Inc..............................    893,527      18,951,708
#   United States Steel Corp.........................     89,096       2,983,825
    Vulcan Materials Co..............................    576,239      36,377,968
                                                                 ---------------
Total Materials......................................                610,634,508
                                                                 ---------------
Telecommunication Services -- (4.3%)
    AT&T, Inc........................................ 17,153,166     610,481,178
#   CenturyLink, Inc.................................  2,353,137      92,337,096
#   Frontier Communications Corp.....................  2,036,486      13,338,983
#*  Sprint Corp......................................  2,491,629      18,313,473
*   T-Mobile US, Inc.................................    726,568      23,933,150
    Telephone & Data Systems, Inc....................     57,373       1,434,325
#*  United States Cellular Corp......................    261,250      10,212,262
#   Windstream Holdings, Inc.........................    406,973       4,663,911
                                                                 ---------------
Total Telecommunication Services                                     774,714,378
                                                                 ---------------
Utilities -- (0.3%)..................................
    NRG Energy, Inc..................................  1,581,268      48,956,057
    UGI Corp.........................................     84,071       4,080,807
                                                                 ---------------
Total Utilities......................................                 53,036,864
                                                                 ---------------
TOTAL COMMON STOCKS..................................             17,687,048,452
                                                                 ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
    State Street Institutional Liquid Reserves,
      0.068%......................................... 41,036,084      41,036,084
                                                                 ---------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
SECURITIES LENDING COLLATERAL -- (2.7%)
(S)@ DFA Short Term Investment Fund                   42,955,485     496,994,957
                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,498,366,508)^^...........................            $18,225,079,493
                                                                 ===============

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary..... $ 2,152,981,461           --   --    $ 2,152,981,461
   Consumer Staples...........   1,171,726,235           --   --      1,171,726,235
   Energy.....................   3,983,111,566           --   --      3,983,111,566
   Financials.................   3,652,496,038           --   --      3,652,496,038
   Health Care................   1,757,821,865           --   --      1,757,821,865
   Industrials................   2,043,861,352           --   --      2,043,861,352
   Information Technology.....   1,486,664,185           --   --      1,486,664,185
   Materials..................     610,634,508           --   --        610,634,508
   Telecommunication Services.     774,714,378           --   --        774,714,378
   Utilities..................      53,036,864           --   --         53,036,864
Temporary Cash Investments....      41,036,084           --   --         41,036,084
Securities Lending Collateral.              -- $496,994,957   --        496,994,957
                               --------------- ------------   --    ---------------
TOTAL......................... $17,728,084,536 $496,994,957   --    $18,225,079,493
                               =============== ============   ==    ===============

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- ------------
 COMMON STOCKS -- (93.0%)
 AUSTRALIA -- (5.1%)
 *   Alumina, Ltd....................................... 4,595,906 $  6,756,874
 *   Alumina, Ltd. Sponsored ADR........................   172,484    1,004,719
     AMP, Ltd...........................................   510,725    2,578,085
     Asciano, Ltd....................................... 3,971,612   22,046,379
 #   Bank of Queensland, Ltd............................   780,482    9,007,569
     Bendigo and Adelaide Bank, Ltd..................... 1,039,779   12,233,201
 *   BlueScope Steel, Ltd...............................   855,334    4,915,722
     Boral, Ltd......................................... 2,001,415    9,845,315
     Caltex Australia, Ltd..............................    18,966      431,474
     Downer EDI, Ltd....................................   337,397    1,504,891
     Echo Entertainment Group, Ltd...................... 1,832,302    5,613,135
 #   Fortescue Metals Group, Ltd........................   794,696    3,562,809
     GrainCorp, Ltd. Class A............................   367,914    2,957,589
 #   Harvey Norman Holdings, Ltd........................ 1,068,950    3,033,115
     Incitec Pivot, Ltd................................. 4,514,071   12,353,401
 #   Leighton Holdings, Ltd.............................    60,472    1,229,865
     Lend Lease Group...................................   869,454   10,850,073
     Macquarie Group, Ltd...............................   941,651   50,396,751
 #   Metcash, Ltd.......................................   599,500    1,619,437
     National Australia Bank, Ltd.......................   472,843   15,353,021
 #   New Hope Corp., Ltd................................    69,375      191,602
 *   Newcrest Mining, Ltd............................... 1,088,791   10,876,865
 #   Orica, Ltd.........................................    48,646      982,507
     Origin Energy, Ltd................................. 2,782,880   36,649,623
     Primary Health Care, Ltd...........................   701,130    3,135,029
 #*  Qantas Airways, Ltd................................ 3,295,675    4,038,262
     QBE Insurance Group, Ltd........................... 1,690,688   17,088,856
     Rio Tinto, Ltd.....................................   120,548    7,322,527
     Santos, Ltd........................................ 4,373,087   58,586,558
 #   Seven Group Holdings, Ltd..........................   361,999    2,562,985
 #   Seven West Media, Ltd..............................    46,084       86,569
 *   Sims Metal Management, Ltd.........................   209,772    2,298,832
 *   Sims Metal Management, Ltd. Sponsored ADR..........   124,013    1,354,222
     Suncorp Group, Ltd................................. 3,736,013   49,121,294
     Tabcorp Holdings, Ltd.............................. 2,121,674    6,855,732
     Tatts Group, Ltd................................... 4,016,188   13,188,671
 #   Toll Holdings, Ltd................................. 2,149,986   10,801,044
     Treasury Wine Estates, Ltd......................... 1,372,955    6,291,591
     Washington H Soul Pattinson & Co., Ltd.............    87,756    1,229,603
     Wesfarmers, Ltd.................................... 2,567,291  103,960,299
     Woodside Petroleum, Ltd............................   488,777   19,186,425
     WorleyParsons, Ltd.................................    45,120      743,207
                                                                   ------------
 TOTAL AUSTRALIA........................................            533,845,728
                                                                   ------------
 AUSTRIA -- (0.1%)
     Erste Group Bank AG................................   372,952    9,576,818
     OMV AG.............................................    36,896    1,483,906

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  AUSTRIA -- (Continued)
      Raiffeisen Bank International AG.................    57,158 $  1,569,651
                                                                  ------------
  TOTAL AUSTRIA........................................             12,630,375
                                                                  ------------
  BELGIUM -- (1.2%)
      Ageas............................................   565,802   20,307,202
  #   Belgacom SA......................................    93,033    3,040,198
      Delhaize Group SA................................   235,124   15,343,509
      Delhaize Group SA Sponsored ADR..................   211,600    3,434,268
  *   KBC Groep NV.....................................   528,637   28,654,802
      Solvay SA........................................   189,401   30,582,055
      UCB SA...........................................   262,261   24,055,648
      Umicore SA.......................................    58,837    2,843,515
                                                                  ------------
  TOTAL BELGIUM........................................            128,261,197
                                                                  ------------
  CANADA -- (8.6%)
      Agnico Eagle Mines, Ltd..........................       436       16,205
      Agrium, Inc......................................    45,127    4,110,167
      Bank of Montreal.................................   122,426    9,129,307
      Barrick Gold Corp................................ 2,107,593   38,105,281
      Bell Aliant, Inc.................................    62,911    1,782,868
  #*  BlackBerry, Ltd.(09228F103)......................   477,288    4,453,097
  #*  BlackBerry, Ltd.(BCBHZ31)........................   435,600    4,070,953
  #   Bonavista Energy Corp............................    27,416      354,533
      Cameco Corp.(13321L108)..........................   118,674    2,392,468
      Cameco Corp.(2166160)............................   506,586   10,212,097
      Canadian Natural Resources, Ltd.(136385101)......   760,864   33,173,670
      Canadian Natural Resources, Ltd.(2171573)........ 1,849,320   80,614,646
  #   Canadian Tire Corp., Ltd. Class A................   252,428   23,979,908
  *   Catamaran Corp...................................    20,853      948,603
  #   Crescent Point Energy Corp.......................   362,740   14,801,030
      Eldorado Gold Corp.(2307873).....................   201,739    1,496,830
      Eldorado Gold Corp.(284902103)...................   109,318      811,140
      Empire Co., Ltd..................................    65,500    4,632,187
  #   Enerplus Corp....................................   290,052    6,631,812
      Ensign Energy Services, Inc......................   452,198    7,278,466
      Fairfax Financial Holdings, Ltd..................    54,622   25,716,700
  #   First Quantum Minerals, Ltd...................... 1,278,402   30,320,054
  #   Genworth MI Canada, Inc..........................    85,424    3,097,780
      George Weston, Ltd...............................    55,866    4,494,488
      Goldcorp, Inc.(380956409)........................    23,874      654,148
      Goldcorp, Inc.(2676302).......................... 1,686,234   46,178,702
  #   Husky Energy, Inc................................   846,066   25,738,533
  #   Industrial Alliance Insurance & Financial
      Services, Inc....................................   170,721    7,485,827
  *   Kinross Gold Corp................................ 3,868,295   15,468,213
  #   Loblaw Cos., Ltd.................................   125,808    6,187,997
  *   Lundin Mining Corp...............................   737,610    4,241,587
      Magna International, Inc.........................   284,118   30,510,732
      Manulife Financial Corp.......................... 3,287,435   67,174,808
  *   MEG Energy Corp..................................    60,080    2,154,471
  *   New Gold, Inc....................................    25,030      154,034
  *   Osisko Gold Royalties, Ltd.......................       600        8,557
      Pacific Rubiales Energy Corp.....................   523,877   10,017,733

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  CANADA -- (Continued)
      Pan American Silver Corp.(697900108).............   118,576 $  1,740,696
      Pan American Silver Corp.(2669272)...............   131,923    1,938,283
  #   Pengrowth Energy Corp............................   745,097    4,749,323
  #   Penn West Petroleum, Ltd......................... 1,034,275    8,005,944
      Precision Drilling Corp.(B5YPLH9)................   763,106    9,511,267
      Precision Drilling Corp.(74022D308)..............    14,251      177,567
  #   Sun Life Financial, Inc.......................... 1,292,577   49,279,980
      Suncor Energy, Inc.(B3NB1P2)..................... 3,750,370  153,990,980
      Suncor Energy, Inc.(867224107)...................    51,781    2,126,646
      Talisman Energy, Inc............................. 3,003,838   31,433,752
      Teck Resources, Ltd. Class A.....................     4,115      103,974
  #   Teck Resources, Ltd. Class B..................... 1,483,730   35,557,266
  #   Thomson Reuters Corp............................. 1,234,938   46,652,081
  #   TransAlta Corp...................................   616,481    7,078,775
  #   Trican Well Service, Ltd.........................     6,065       87,553
  *   Turquoise Hill Resources, Ltd.(900435108)........   127,382      440,742
  #*  Turquoise Hill Resources, Ltd.(B7WJ1F5)..........   273,114      949,330
      West Fraser Timber Co., Ltd......................    50,666    2,308,048
      Westjet Airlines, Ltd............................     1,000       25,808
  #   Yamana Gold, Inc................................. 1,426,728   12,169,095
                                                                  ------------
  TOTAL CANADA.........................................            896,926,742
                                                                  ------------
  DENMARK -- (1.6%)
      AP Moeller - Maersk A.S. Class A.................     4,500   10,098,574
      AP Moeller - Maersk A.S. Class B.................    19,275   44,936,154
      Carlsberg A.S. Class B...........................   334,440   31,998,701
      Danske Bank A.S.................................. 1,530,351   44,212,815
  #   FLSmidth & Co. A.S...............................    23,118    1,182,538
      H Lundbeck A.S...................................   135,698    3,110,004
      Rockwool International A.S. Class B..............     1,188      198,095
      TDC A.S.......................................... 1,962,294   19,795,856
  *   Vestas Wind Systems A.S..........................   169,081    7,623,391
                                                                  ------------
  TOTAL DENMARK........................................            163,156,128
                                                                  ------------
  FINLAND -- (0.8%)
      Fortum Oyj....................................... 1,371,213   35,260,436
      Kesko Oyj Class A................................       662       24,210
      Kesko Oyj Class B................................   138,917    5,283,476
  #   Neste Oil Oyj....................................   110,779    2,044,392
      Nokia Oyj........................................ 1,005,084    7,962,653
      Stora Enso Oyj Class R........................... 1,455,180   13,074,856
      Stora Enso Oyj Sponsored ADR.....................    91,500      823,500
      UPM-Kymmene Oyj.................................. 1,403,467   22,874,489
      UPM-Kymmene Oyj Sponsored ADR....................    69,300    1,128,897
                                                                  ------------
  TOTAL FINLAND........................................             88,476,909
                                                                  ------------
  FRANCE -- (8.5%)
      AXA SA........................................... 4,004,754   92,007,829
  #   AXA SA Sponsored ADR.............................   140,900    3,239,291
      BNP Paribas SA................................... 1,975,744  131,097,415
      Bollore SA.......................................    20,935   12,920,293
      Bouygues SA......................................   533,914   21,032,458

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  FRANCE -- (Continued)
      Cap Gemini SA....................................   213,324 $ 15,468,824
      Casino Guichard Perrachon SA.....................   145,004   17,476,621
  #*  CGG SA Sponsored ADR.............................   129,726    1,373,798
  #   Cie de St-Gobain................................. 1,093,423   53,202,485
      Cie Generale des Etablissements Michelin.........   166,102   18,221,307
      CNP Assurances...................................   345,489    6,787,653
  #   Credit Agricole SA............................... 2,178,549   29,470,115
      Eiffage SA.......................................    25,808    1,672,883
      Electricite de France SA.........................   498,285   16,096,509
      GDF Suez......................................... 3,247,971   83,747,307
      Groupe Eurotunnel SA.............................   502,040    6,643,891
      Lafarge SA.......................................   505,082   39,312,415
      Lagardere SCA....................................   221,491    6,593,702
      Natixis.......................................... 2,034,211   13,144,737
  #   Orange SA........................................ 3,875,091   60,681,244
  #*  Peugeot SA.......................................   499,073    7,443,666
      Renault SA.......................................   740,603   61,825,585
      Rexel SA.........................................   310,887    6,023,990
      SCOR SE..........................................    72,412    2,329,408
      Societe Generale SA.............................. 1,296,228   65,073,807
  #   STMicroelectronics NV............................ 1,542,301   12,839,374
      Vallourec SA.....................................   119,253    5,277,160
      Vivendi SA....................................... 3,686,124   92,515,282
                                                                  ------------
  TOTAL FRANCE.........................................            883,519,049
                                                                  ------------
  GERMANY -- (7.0%)
  #   Allianz SE.......................................   518,031   86,244,939
  #   Allianz SE ADR................................... 2,811,910   46,888,599
      Bayerische Motoren Werke AG......................   720,767   85,857,708
      Celesio AG.......................................   108,168    3,700,262
  *   Commerzbank AG................................... 1,573,875   22,613,440
      Daimler AG....................................... 2,214,556  182,742,300
      Deutsche Bank AG(5750355)........................ 1,352,453   46,251,825
  #   Deutsche Bank AG(D18190898)......................   464,576   15,869,916
      Deutsche Lufthansa AG............................   485,172    8,558,483
  #   Deutsche Telekom AG Sponsored ADR................   127,310    2,076,426
      E.ON SE.......................................... 3,638,090   68,681,029
      Fraport AG Frankfurt Airport Services Worldwide..    37,336    2,453,825
      HeidelbergCement AG..............................   247,289   18,343,840
  #   K+S AG...........................................   229,105    7,020,143
  *   Metro AG.........................................    47,914    1,726,581
      Muenchener Rueckversicherungs AG.................   297,828   63,190,787
  *   Osram Licht AG...................................     7,353      297,012
      RWE AG........................................... 1,358,567   54,544,186
      Volkswagen AG....................................    62,518   14,417,791
                                                                  ------------
  TOTAL GERMANY........................................            731,479,092
                                                                  ------------
  HONG KONG -- (2.4%)
      Cathay Pacific Airways, Ltd...................... 3,360,000    6,339,164
      Cheung Kong Holdings, Ltd........................   750,000   14,537,698
  *   FIH Mobile, Ltd.................................. 2,003,000    1,121,950
      Great Eagle Holdings, Ltd........................   794,324    2,858,273

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 HONG KONG -- (Continued)
     Hang Lung Group, Ltd.............................    310,000 $  1,662,466
 #   Henderson Land Development Co., Ltd..............  4,098,177   26,047,788
     Hongkong & Shanghai Hotels (The).................  1,903,131    2,712,945
     Hopewell Holdings, Ltd...........................  1,244,169    4,321,376
     Hutchison Whampoa, Ltd...........................  5,076,000   68,923,117
     Kerry Logistics Network, Ltd.....................    325,000      530,507
     Kerry Properties, Ltd............................  1,284,000    4,686,665
     MTR Corp., Ltd...................................  1,019,926    4,006,827
     New World Development Co., Ltd................... 18,252,543   23,017,140
     NWS Holdings, Ltd................................    112,573      208,557
     Orient Overseas International, Ltd...............    488,000    2,599,538
     Shangri-La Asia, Ltd.............................    820,000    1,295,607
     Sino Land Co., Ltd...............................  2,249,872    3,864,954
     Sun Hung Kai Properties, Ltd.....................  1,542,920   23,400,521
     Swire Pacific, Ltd. Class A......................    554,000    7,129,267
     Swire Pacific, Ltd. Class B......................     72,500      173,161
     Wharf Holdings, Ltd. (The).......................  3,669,990   29,179,222
     Wheelock & Co., Ltd..............................  3,508,000   17,688,110
     Yue Yuen Industrial Holdings, Ltd................     94,000      313,530
                                                                  ------------
 TOTAL HONG KONG......................................             246,618,383
                                                                  ------------
 IRELAND -- (0.2%)
 *   Bank of Ireland.................................. 16,607,773    5,835,664
     CRH P.L.C........................................    295,666    6,900,998
 #   CRH P.L.C. Sponsored ADR.........................    215,216    5,055,424
                                                                  ------------
 TOTAL IRELAND........................................              17,792,086
                                                                  ------------
 ISRAEL -- (0.3%)
     Bank Hapoalim BM.................................  3,220,797   18,787,703
 *   Bank Leumi Le-Israel BM..........................  3,143,915   12,345,172
 *   Israel Discount Bank, Ltd. Class A...............    427,704      745,082
     Migdal Insurance & Financial Holding, Ltd........     10,788       17,229
     Mizrahi Tefahot Bank, Ltd........................     99,634    1,259,869
                                                                  ------------
 TOTAL ISRAEL.........................................              33,155,055
                                                                  ------------
 ITALY -- (1.6%)
 *   Banca Monte dei Paschi di Siena SpA..............  5,536,180    9,991,838
 *   Banco Popolare SC................................    656,352   10,136,466
 *   Finmeccanica SpA.................................    670,166    6,174,160
     Intesa Sanpaolo SpA.............................. 10,630,153   31,567,540
 #*  Telecom Italia SpA............................... 13,739,672   15,832,108
 #*  Telecom Italia SpA Sponsored ADR.................  1,874,500   21,388,045
     UniCredit SpA....................................  6,290,570   49,073,476
     Unione di Banche Italiane SCPA...................  2,156,979   17,758,218
                                                                  ------------
 TOTAL ITALY..........................................             161,921,851
                                                                  ------------
 JAPAN -- (21.0%)
     77 Bank, Ltd. (The)..............................    737,372    3,839,244
 #   Aeon Co., Ltd....................................  2,662,900   29,899,345
     Aisin Seiki Co., Ltd.............................    443,300   17,216,834
 #   Alfresa Holdings Corp............................     89,400    5,337,226
 #   Amada Co., Ltd...................................    821,000    7,974,420

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  JAPAN -- (Continued)
      Aoyama Trading Co., Ltd..........................    20,400 $   519,835
  #   Asahi Glass Co., Ltd............................. 4,171,000  24,716,503
      Asahi Kasei Corp................................. 5,056,000  39,958,188
      Asatsu-DK, Inc...................................    17,500     447,305
      Autobacs Seven Co., Ltd..........................   214,800   3,514,685
      Awa Bank, Ltd. (The).............................    65,600     371,924
      Azbil Corp.......................................    23,600     593,816
      Bank of Kyoto, Ltd. (The)........................   709,400   6,443,921
      Bank of Yokohama, Ltd. (The)..................... 2,174,000  12,370,344
  #   Canon Marketing Japan, Inc.......................   124,900   2,544,783
      Chiba Bank, Ltd. (The)........................... 1,204,000   8,764,497
      Chugoku Bank, Ltd. (The).........................   391,800   6,019,681
  #   Citizen Holdings Co., Ltd........................   601,600   4,783,263
      Coca-Cola West Co., Ltd..........................   159,107   2,651,719
      COMSYS Holdings Corp.............................    90,200   1,669,537
      Cosmo Oil Co., Ltd............................... 1,287,364   2,580,568
      Dai Nippon Printing Co., Ltd..................... 1,815,000  18,618,887
      Dai-ichi Life Insurance Co., Ltd. (The)..........   614,700   8,659,050
      Daicel Corp......................................   575,000   5,803,135
  #   Daido Steel Co., Ltd.............................   636,000   2,972,035
      Denki Kagaku Kogyo K.K...........................   992,000   3,705,890
      Fuji Media Holdings, Inc.........................   112,800   1,801,443
      FUJIFILM Holdings Corp........................... 1,327,000  37,880,306
      Fukuoka Financial Group, Inc..................... 1,800,000   9,208,311
  #   Fukuyama Transporting Co., Ltd...................    85,000     476,528
  #   Furukawa Electric Co., Ltd.......................   633,000   1,338,970
      Glory, Ltd.......................................   126,700   4,224,351
      Gunma Bank, Ltd. (The)...........................   921,397   5,421,299
      H2O Retailing Corp...............................   291,000   2,411,025
      Hachijuni Bank, Ltd. (The).......................   993,231   6,105,853
      Hakuhodo DY Holdings, Inc........................   184,000   1,931,801
      Hankyu Hanshin Holdings, Inc..................... 1,858,000  10,817,020
      Higo Bank, Ltd. (The)............................   282,000   1,507,452
      Hiroshima Bank, Ltd. (The).......................   699,000   3,391,974
      Hitachi Capital Corp.............................    47,000   1,252,641
  #   Hitachi Chemical Co., Ltd........................   210,900   3,709,715
  #   Hitachi Construction Machinery Co., Ltd..........   240,800   4,914,917
      Hitachi High-Technologies Corp...................   139,900   3,752,790
      Hitachi Transport System, Ltd....................   105,000   1,588,784
      Hokuhoku Financial Group, Inc.................... 2,651,000   5,443,008
  #   Honda Motor Co., Ltd............................. 1,163,700  40,509,630
  #   House Foods Group, Inc...........................   148,300   2,673,767
      Ibiden Co., Ltd..................................   389,200   7,777,005
  #   Idemitsu Kosan Co., Ltd..........................   272,196   5,563,619
      Inpex Corp....................................... 1,335,200  19,788,530
  #   Isetan Mitsukoshi Holdings, Ltd..................   884,200  10,956,880
      ITOCHU Corp...................................... 3,608,800  45,949,889
      Iyo Bank, Ltd. (The).............................   551,000   5,581,519
      J Front Retailing Co., Ltd....................... 1,471,000   9,912,240
  #   JFE Holdings, Inc................................ 1,259,700  26,587,296
      Joyo Bank, Ltd. (The)............................ 1,376,000   7,321,161
      JTEKT Corp.......................................   136,700   2,366,708
      JX Holdings, Inc................................. 6,192,133  31,840,576

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 JAPAN -- (Continued)
     K's Holdings Corp................................     41,100 $  1,175,022
     Kagoshima Bank, Ltd. (The).......................    358,143    2,356,106
 #   Kajima Corp......................................  1,900,000    8,835,115
     Kamigumi Co., Ltd................................    540,000    5,164,648
     Kaneka Corp......................................    825,542    4,964,811
 #   Kawasaki Kisen Kaisha, Ltd.......................  2,922,000    6,229,195
     Keiyo Bank, Ltd. (The)...........................    418,000    2,106,579
     Kewpie Corp......................................     47,400      852,964
     Kinden Corp......................................    207,000    2,313,644
 #   Kobe Steel, Ltd.................................. 10,599,000   17,253,247
 #   Konica Minolta, Inc..............................  1,762,300   18,814,146
 #   Kuraray Co., Ltd.................................  1,109,700   14,535,412
 #   Kurita Water Industries, Ltd.....................     13,500      310,207
     Kyocera Corp.....................................    683,100   33,087,362
     Kyocera Corp. Sponsored ADR......................     25,197    1,197,865
     Kyowa Hakko Kirin Co., Ltd.......................    571,000    7,844,737
 #   Lintec Corp......................................      5,100      104,055
     LIXIL Group Corp.................................    201,900    4,894,423
 #   Mabuchi Motor Co., Ltd...........................     20,400    1,608,889
     Maeda Road Construction Co., Ltd.................     36,000      626,581
     Marubeni Corp....................................  3,990,000   28,041,868
 #   Marui Group Co., Ltd.............................    542,642    5,236,114
     Maruichi Steel Tube, Ltd.........................     74,700    2,067,792
     Matsumotokiyoshi Holdings Co., Ltd...............      5,000      164,189
     Medipal Holdings Corp............................    339,800    4,282,395
     MEIJI Holdings Co., Ltd..........................     55,295    3,963,349
     Mitsubishi Chemical Holdings Corp................  5,946,700   26,026,425
     Mitsubishi Corp..................................  3,098,600   65,293,261
 #   Mitsubishi Gas Chemical Co., Inc.................    948,000    6,160,564
 #   Mitsubishi Logistics Corp........................    220,000    3,335,581
     Mitsubishi Materials Corp........................  4,371,000   15,889,603
     Mitsubishi Tanabe Pharma Corp....................    465,600    6,763,120
     Mitsubishi UFJ Financial Group, Inc.............. 24,653,206  145,387,356
     Mitsubishi UFJ Financial Group, Inc. ADR.........  4,781,372   28,210,095
 #   Mitsui & Co., Ltd................................  3,723,600   59,716,840
     Mitsui & Co., Ltd. Sponsored ADR.................     11,723    3,780,668
 #   Mitsui Chemicals, Inc............................  2,330,800    6,283,513
     Mitsui Engineering & Shipbuilding Co., Ltd.......    651,000    1,324,892
     Mitsui Mining & Smelting Co., Ltd................     69,030      204,934
 #   Mitsui OSK Lines, Ltd............................  3,333,000   12,349,580
     Mizuho Financial Group, Inc...................... 48,772,400   94,690,227
     Mizuho Financial Group, Inc. ADR.................    205,757      798,337
 #   MS&AD Insurance Group Holdings, Inc..............    915,353   20,835,588
     Nagase & Co., Ltd................................    235,889    2,897,217
     Nanto Bank, Ltd. (The)...........................    319,000    1,314,871
     NEC Corp......................................... 10,559,101   40,767,197
 #   NH Foods, Ltd....................................    429,536    8,792,856
 #   NHK Spring Co., Ltd..............................    206,900    2,026,178
 #   Nikon Corp.......................................    143,900    2,231,872
     Nippo Corp.......................................    117,000    2,046,684
 #   Nippon Electric Glass Co., Ltd...................    864,000    4,840,534
     Nippon Express Co., Ltd..........................  2,355,238   11,389,569
 #   Nippon Paper Industries Co., Ltd.................    330,200    5,773,129

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  JAPAN -- (Continued)
  #   Nippon Shokubai Co., Ltd.........................    266,000 $ 3,409,638
      Nippon Steel & Sumitomo Metal Corp............... 19,063,940  57,566,605
  #   Nippon Yusen K.K.................................  6,628,000  18,990,740
      Nishi-Nippon City Bank, Ltd. (The)...............  1,412,569   3,667,214
      Nissan Motor Co., Ltd............................  5,833,800  57,231,942
      Nisshin Seifun Group, Inc........................    464,199   5,420,879
      Nisshin Steel Co., Ltd...........................    143,100   1,932,242
      Nisshinbo Holdings, Inc..........................    305,000   3,078,466
      NKSJ Holdings, Inc...............................    296,400   7,484,540
  #   NOK Corp.........................................    230,120   4,698,901
      NTN Corp.........................................  1,550,000   7,470,084
      NTT DOCOMO, Inc..................................  3,091,700  54,216,505
      NTT DOCOMO, Inc. Sponsored ADR...................      6,118     107,249
  #   Obayashi Corp....................................  1,650,682  12,047,144
      Oji Holdings Corp................................  3,093,000  12,448,464
      Onward Holdings Co., Ltd.........................    278,000   1,982,004
  #   Otsuka Holdings Co., Ltd.........................    156,400   4,980,211
      Pola Orbis Holdings, Inc.........................     49,300   2,047,091
      Rengo Co., Ltd...................................    421,000   1,923,249
  #   Resona Holdings, Inc.............................  3,227,600  17,986,048
      Ricoh Co., Ltd...................................  3,113,800  35,645,252
      Rohm Co., Ltd....................................    233,700  13,174,935
      Sankyo Co., Ltd..................................     82,500   3,210,318
      SBI Holdings, Inc................................    444,000   5,179,963
      Seino Holdings Co., Ltd..........................    315,000   3,386,630
      Sekisui Chemical Co., Ltd........................    125,000   1,498,807
  #   Sekisui House, Ltd...............................  1,739,200  22,826,784
      Shiga Bank, Ltd. (The)...........................    451,185   2,671,872
      Shimizu Corp.....................................    711,000   5,445,942
      Shizuoka Bank, Ltd. (The)........................  1,051,000  11,327,164
      Showa Denko K.K..................................  4,683,000   6,812,297
  #   Showa Shell Sekiyu KK............................     80,300     905,661
      SKY Perfect JSAT Holdings, Inc...................    362,800   2,151,346
      Sohgo Security Services Co., Ltd.................     81,400   1,849,165
      Sojitz Corp......................................  2,867,200   4,876,895
  #   Sony Corp........................................    975,200  17,773,736
  #   Sony Corp. Sponsored ADR.........................  1,801,665  33,204,686
      Sumitomo Bakelite Co., Ltd.......................    347,000   1,376,866
      Sumitomo Chemical Co., Ltd.......................  6,575,000  24,991,724
  #   Sumitomo Corp....................................  2,713,300  35,756,005
      Sumitomo Dainippon Pharma Co., Ltd...............      9,700     118,584
  #   Sumitomo Electric Industries, Ltd................  2,606,700  38,207,656
  #   Sumitomo Forestry Co., Ltd.......................    373,500   4,399,765
      Sumitomo Heavy Industries, Ltd...................  1,292,000   6,314,290
  #   Sumitomo Metal Mining Co., Ltd...................  1,441,000  24,005,953
      Sumitomo Mitsui Financial Group, Inc.............  2,290,100  93,354,714
      Sumitomo Mitsui Trust Holdings, Inc..............  2,521,629  10,973,388
      Sumitomo Osaka Cement Co., Ltd...................    196,000     704,591
      Sumitomo Rubber Industries, Ltd..................    209,900   3,040,252
      Suzuken Co., Ltd.................................    149,300   4,760,160
      Suzuki Motor Corp................................    774,300  25,838,396
      T&D Holdings, Inc................................  1,384,000  17,369,998
      Taisho Pharmaceutical Holdings Co., Ltd..........     49,199   3,502,398

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
 JAPAN -- (Continued)
 #   Taiyo Nippon Sanso Corp..........................    28,000 $      245,535
 #   Takashimaya Co., Ltd.............................   674,634      6,204,448
     Takata Corp......................................    13,200        262,594
     TDK Corp.........................................   530,100     25,429,478
 #   Teijin, Ltd...................................... 3,333,450      8,254,978
     Toho Holdings Co., Ltd...........................    12,800        241,655
     Tokai Rika Co., Ltd..............................   101,100      2,109,727
 #   Tokio Marine Holdings, Inc.......................   245,600      7,723,325
     Tokyo Broadcasting System Holdings, Inc..........    85,300        986,822
 #   Toppan Printing Co., Ltd......................... 1,344,000     10,237,758
     Toshiba TEC Corp.................................    36,000        236,132
     Tosoh Corp....................................... 1,329,000      5,831,209
     Toyo Seikan Group Holdings, Ltd..................   365,849      5,697,836
     Toyobo Co., Ltd..................................   664,000      1,074,721
     Toyoda Gosei Co., Ltd............................   118,900      2,414,690
 #   Toyota Boshoku Corp..............................    43,000        486,402
 #   Toyota Tsusho Corp...............................   751,500     20,892,244
 #   Ube Industries, Ltd.............................. 3,078,000      5,310,938
     UNY Group Holdings Co., Ltd......................   393,050      2,336,512
     Ushio, Inc.......................................    44,200        527,530
     Wacoal Holdings Corp.............................   179,000      1,890,889
 #   Yamada Denki Co., Ltd............................ 1,608,100      5,707,528
     Yamaguchi Financial Group, Inc...................   492,148      5,041,164
     Yamaha Corp......................................   355,900      5,423,163
     Yamato Kogyo Co., Ltd............................    86,600      2,814,942
 #   Yamazaki Baking Co., Ltd.........................   275,000      3,480,769
     Yokohama Rubber Co., Ltd. (The)..................    97,000        839,870
                                                                 --------------
 TOTAL JAPAN..........................................            2,180,193,317
                                                                 --------------
 NETHERLANDS -- (3.0%)
 #   Aegon NV......................................... 3,974,447     32,231,431
     Akzo Nobel NV....................................   237,614     17,113,812
 #   ArcelorMittal(B03XPL1)........................... 3,159,312     47,973,972
 #   ArcelorMittal(B295F26)...........................   553,547      8,419,450
 *   ING Groep NV..................................... 6,479,202     84,149,174
 #*  ING Groep NV Sponsored ADR....................... 1,297,167     16,824,256
     Koninklijke Ahold NV............................. 1,258,998     21,952,284
     Koninklijke Boskalis Westminster NV..............    44,440      2,373,483
     Koninklijke DSM NV...............................   514,295     35,529,192
 *   Koninklijke KPN NV............................... 2,384,585      7,625,073
     Koninklijke Philips NV........................... 1,159,088     35,723,748
 #   TNT Express NV...................................    72,118        581,138
                                                                 --------------
 TOTAL NETHERLANDS....................................              310,497,013
                                                                 --------------
 NEW ZEALAND -- (0.1%)
     Auckland International Airport, Ltd..............   334,646      1,081,883
     Contact Energy, Ltd.............................. 1,292,916      6,071,428
     Fletcher Building, Ltd...........................   157,122      1,209,366
                                                                 --------------
 TOTAL NEW ZEALAND....................................                8,362,677
                                                                 --------------
 NORWAY -- (0.8%)
     Aker ASA Class A.................................    68,150      2,606,769

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 NORWAY -- (Continued)
     DNB ASA..........................................  1,551,198 $ 27,489,678
     Norsk Hydro ASA..................................  3,357,025   19,902,376
     Norsk Hydro ASA Sponsored ADR....................     59,900      357,603
     Orkla ASA........................................    361,613    3,273,169
     Stolt-Nielsen, Ltd...............................      8,425      191,399
 *   Storebrand ASA...................................  1,082,306    6,013,405
     Subsea 7 SA......................................    590,207    9,852,583
     Wilh Wilhelmsen Holding ASA Class A..............        212        6,477
     Yara International ASA...........................    216,499    9,892,354
                                                                  ------------
 TOTAL NORWAY.........................................              79,585,813
                                                                  ------------
 PORTUGAL -- (0.0%)
 #*  Banco Espirito Santo SA..........................  2,631,973      706,466
     EDP Renovaveis SA................................    517,656    3,650,086
                                                                  ------------
 TOTAL PORTUGAL.......................................               4,356,552
                                                                  ------------
 SINGAPORE -- (1.2%)
     CapitaLand, Ltd..................................  9,878,000   27,220,767
     City Developments, Ltd...........................    179,000    1,511,804
     DBS Group Holdings, Ltd..........................  1,323,279   19,279,282
     Golden Agri-Resources, Ltd....................... 14,989,000    6,398,675
     Hutchison Port Holdings Trust....................  6,524,000    4,853,804
     Keppel Land, Ltd.................................  1,258,000    3,658,777
 #*  Neptune Orient Lines, Ltd........................  1,246,004      946,699
     Noble Group, Ltd................................. 10,011,000   11,332,781
 #   OUE, Ltd.........................................    405,000      793,133
     Singapore Airlines, Ltd..........................  2,117,600   17,485,888
     United Industrial Corp., Ltd.....................  2,172,366    5,917,455
     UOL Group, Ltd...................................  1,420,864    7,527,736
     Venture Corp., Ltd...............................    307,000    1,993,123
     Wheelock Properties Singapore, Ltd...............    861,000    1,305,659
     Wilmar International, Ltd........................  4,154,000   10,845,510
                                                                  ------------
 TOTAL SINGAPORE......................................             121,071,093
                                                                  ------------
 SPAIN -- (2.2%)
 #   Acciona SA.......................................    101,533    8,326,199
 #   Banco de Sabadell SA.............................  9,570,037   31,066,015
     Banco Popular Espanol SA.........................  3,464,618   21,143,067
     Banco Santander SA...............................  3,337,618   33,534,008
 #   Banco Santander SA Sponsored ADR.................    713,123    7,109,836
     CaixaBank SA.....................................  3,115,247   18,732,617
 #   Iberdrola SA..................................... 10,204,299   75,916,840
     Repsol SA........................................  1,490,932   37,180,189
                                                                  ------------
 TOTAL SPAIN..........................................             233,008,771
                                                                  ------------
 SWEDEN -- (2.8%)
     Boliden AB.......................................    612,180    9,917,397
     Holmen AB Class A................................      5,131      173,313
     Meda AB Class A..................................    280,396    4,520,877
     Nordea Bank AB...................................  5,366,449   71,968,222
     Skandinaviska Enskilda Banken AB Class A.........  3,481,813   46,610,917
 #   Skandinaviska Enskilda Banken AB Class C.........     16,918      218,203

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  SWEDEN -- (Continued)
  #*  SSAB AB Class A..................................    51,620 $    498,319
      Svenska Cellulosa AB Class A.....................    66,476    1,649,909
      Svenska Cellulosa AB Class B..................... 1,348,669   33,212,365
      Svenska Handelsbanken AB Class A.................    32,796    1,579,468
      Svenska Handelsbanken AB Class B.................       252       11,579
      Swedbank AB Class A..............................   674,237   17,272,345
      Tele2 AB Class B.................................   136,054    1,659,785
      Telefonaktiebolaget LM Ericsson Class A..........    28,098      330,384
      Telefonaktiebolaget LM Ericsson Class B.......... 4,879,427   60,758,023
  #   Telefonaktiebolaget LM Ericsson Sponsored ADR....   952,162   11,835,374
      TeliaSonera AB................................... 3,717,354   27,841,964
                                                                  ------------
  TOTAL SWEDEN.........................................            290,058,444
                                                                  ------------
  SWITZERLAND -- (8.6%)
      ABB, Ltd.........................................   820,669   18,873,635
      Adecco SA........................................   472,171   35,317,698
      Alpiq Holding AG.................................     1,593      167,185
      Aryzta AG........................................   218,943   19,803,505
      Baloise Holding AG...............................   200,163   24,100,666
      Banque Cantonale Vaudoise........................       468      249,232
      Clariant AG......................................   601,589   11,199,710
      Credit Suisse Group AG........................... 1,928,358   52,312,021
  #   Credit Suisse Group AG Sponsored ADR............. 1,022,581   27,711,945
      Givaudan SA......................................     5,469    8,945,049
      Holcim, Ltd......................................   887,877   71,044,795
      Lonza Group AG...................................    56,997    6,320,603
      Novartis AG...................................... 2,434,443  211,793,117
  #   Novartis AG ADR..................................   681,571   59,255,783
      Sulzer AG........................................    50,596    6,690,465
      Swatch Group AG (The)............................    36,536    3,658,592
      Swiss Life Holding AG............................   123,557   28,572,344
  #   Swiss Re AG...................................... 1,547,148  131,519,184
      UBS AG(B18YFJ4).................................. 4,344,251   74,640,867
      UBS AG(H89231338)................................   505,823    8,684,981
      Zurich Insurance Group AG........................   333,311   96,830,068
                                                                  ------------
  TOTAL SWITZERLAND....................................            897,691,445
                                                                  ------------
  UNITED KINGDOM -- (15.9%)
      Anglo American P.L.C............................. 2,997,959   80,513,065
      Barclays P.L.C................................... 6,164,510   23,367,734
  #   Barclays P.L.C. Sponsored ADR.................... 5,037,005   76,461,736
      Barratt Developments P.L.C.......................   410,298    2,407,008
      BP P.L.C......................................... 1,889,456   15,387,239
      BP P.L.C. Sponsored ADR.......................... 7,112,217  348,285,266
      Carnival P.L.C...................................   658,867   23,734,136
  #   Carnival P.L.C. ADR..............................   229,328    8,285,621
      Friends Life Group, Ltd.......................... 3,422,696   19,140,608
      Glencore P.L.C................................... 9,442,477   57,057,356
      HSBC Holdings P.L.C.............................. 9,197,250   98,602,926
      HSBC Holdings P.L.C. Sponsored ADR............... 2,089,967  111,583,337
      Investec P.L.C................................... 1,195,168   10,337,528
  #   J Sainsbury P.L.C................................ 5,377,115   28,342,051

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                      SHARES        VALUE++
                                                     ---------- ---------------
 UNITED KINGDOM -- (Continued)
       Kingfisher P.L.C.............................  7,842,790 $    39,612,954
 *     Lloyds Banking Group P.L.C................... 34,635,010      43,178,568
 #*    Lloyds Banking Group P.L.C. ADR..............  1,528,251       7,671,820
       Old Mutual P.L.C............................. 12,629,616      41,548,526
 #     Pearson P.L.C. Sponsored ADR.................  1,179,255      22,653,488
 *     Royal Bank of Scotland Group P.L.C...........  3,847,507      22,932,866
 #*    Royal Bank of Scotland Group P.L.C.
         Sponsored ADR..............................    400,166       4,753,972
 #     Royal Dutch Shell P.L.C. ADR(780259107)......  3,323,210     286,261,309
       Royal Dutch Shell P.L.C. ADR(780259206)......    755,142      61,793,270
       Royal Dutch Shell P.L.C. Class A.............    578,802      23,797,942
       Royal Dutch Shell P.L.C. Class B.............    255,146      10,987,042
       RSA Insurance Group P.L.C....................  1,362,966      10,537,074
 *     Standard Chartered P.L.C.....................    606,159      12,570,380
       Vedanta Resources P.L.C......................    189,404       3,341,425
       Vodafone Group P.L.C......................... 19,970,644      66,504,066
       Vodafone Group P.L.C. Sponsored ADR..........  2,056,797      68,326,805
       WM Morrison Supermarkets P.L.C...............  8,127,143      23,067,268
                                                                ---------------
 TOTAL UNITED KINGDOM...............................              1,653,044,386
                                                                ---------------
 TOTAL COMMON STOCKS................................              9,675,652,106
                                                                ---------------
 PREFERRED STOCKS -- (0.2%)
 GERMANY -- (0.2%)
       Porsche Automobil Holding SE.................    254,382      23,776,865
                                                                ---------------
 RIGHTS/WARRANTS -- (0.0%)
 FRANCE -- (0.0%)
 *     Peugeot SA Warrants 04/29/17.................    159,012         380,071
                                                                ---------------
 SPAIN -- (0.0%)
 *     Banco Santander SA 08/04/14..................  3,337,617         688,352
                                                                ---------------
 TOTAL RIGHTS/WARRANTS..............................                  1,068,423
                                                                ---------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)        VALUE+
                                                     ---------- ---------------
 SECURITIES LENDING COLLATERAL -- (6.8%)
 (S)@  DFA Short Term Investment Fund............... 60,718,493     702,512,962
                                                                ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $8,698,544,218)^^..........................            $10,403,010,356
                                                                ===============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               -------------- -------------- ------- ---------------
Common Stocks
   Australia.................. $    2,358,941 $  531,486,787   --    $   533,845,728
   Austria....................             --     12,630,375   --         12,630,375
   Belgium....................      3,434,268    124,826,929   --        128,261,197
   Canada.....................    896,926,742             --   --        896,926,742
   Denmark....................             --    163,156,128   --        163,156,128
   Finland....................      1,952,397     86,524,512   --         88,476,909
   France.....................      4,613,089    878,905,960   --        883,519,049
   Germany....................     64,834,941    666,644,151   --        731,479,092
   Hong Kong..................             --    246,618,383   --        246,618,383
   Ireland....................      5,055,424     12,736,662   --         17,792,086
   Israel.....................             --     33,155,055   --         33,155,055
   Italy......................     21,388,045    140,533,806   --        161,921,851
   Japan......................     67,298,900  2,112,894,417   --      2,180,193,317
   Netherlands................     25,243,706    285,253,307   --        310,497,013
   New Zealand................             --      8,362,677   --          8,362,677
   Norway.....................        357,603     79,228,210   --         79,585,813
   Portugal...................             --      4,356,552   --          4,356,552
   Singapore..................             --    121,071,093   --        121,071,093
   Spain......................      7,109,836    225,898,935   --        233,008,771
   Sweden.....................     11,835,374    278,223,070   --        290,058,444
   Switzerland................     95,652,709    802,038,736   --        897,691,445
   United Kingdom.............    996,076,624    656,967,762   --      1,653,044,386
Preferred Stocks
   Germany....................             --     23,776,865   --         23,776,865
Rights/Warrants
   France.....................             --        380,071   --            380,071
   Spain......................             --        688,352   --            688,352
Securities Lending Collateral.             --    702,512,962   --        702,512,962
                               -------------- --------------   --    ---------------
TOTAL......................... $2,204,138,599 $8,198,871,757   --    $10,403,010,356
                               ============== ==============   ==    ===============

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                             SHARES   VALUE++
                                                             ------- ----------
COMMON STOCKS -- (88.8%)
Consumer Discretionary -- (18.2%)
#   Accordia Golf Co., Ltd.................................. 620,300 $7,737,733
#   Adastria Holdings Co., Ltd..............................  93,320  2,108,338
#   Aeon Fantasy Co., Ltd...................................  57,832    777,976
#*  AGORA Hospitality Group Co., Ltd........................ 348,000    147,044
    Ahresty Corp............................................ 124,900  1,090,181
*   Aigan Co., Ltd..........................................  96,200    259,525
#   Aisan Industry Co., Ltd................................. 170,000  1,396,347
    Akebono Brake Industry Co., Ltd......................... 301,800  1,460,152
#   Alpen Co., Ltd..........................................  98,000  1,640,698
    Alpha Corp..............................................  30,400    308,633
    Alpine Electronics, Inc................................. 272,000  4,284,809
    Amiyaki Tei Co., Ltd....................................  24,500    892,894
    Amuse, Inc..............................................  34,099    728,367
*   Anrakutei Co., Ltd......................................  22,000     86,060
    AOI Pro, Inc............................................  39,200    261,531
    AOKI Holdings, Inc...................................... 263,700  3,449,358
    Aoyama Trading Co., Ltd................................. 315,900  8,049,793
    Arata Corp..............................................  91,000    298,474
    Arcland Sakamoto Co., Ltd...............................  81,500  1,804,949
    Asahi Broadcasting Corp.................................  28,200    172,804
#   Asahi Co., Ltd..........................................  93,600  1,253,798
#   Asatsu-DK, Inc.......................................... 175,600  4,488,383
#*  Ashimori Industry Co., Ltd.............................. 319,000    670,998
#   ASKUL Corp..............................................  46,600  1,286,093
#   Atom Corp...............................................  50,900    294,977
#   Atsugi Co., Ltd......................................... 858,000    893,916
    Autobacs Seven Co., Ltd................................. 390,300  6,386,320
    Avex Group Holdings, Inc................................ 210,700  3,597,769
    Belluna Co., Ltd........................................ 195,500    948,510
    Best Denki Co., Ltd..................................... 396,500    550,688
#   Bic Camera, Inc......................................... 497,600  4,313,658
    Bookoff Corp............................................  55,900    439,182
    BRONCO BILLY Co., Ltd...................................   5,000    182,342
    Calsonic Kansei Corp.................................... 953,000  6,267,816
#   Can Do Co., Ltd.........................................  65,300  1,041,428
#   Central Sports Co., Ltd.................................  27,700    443,286
    CHIMNEY Co., Ltd........................................  12,000    245,348
#   Chiyoda Co., Ltd........................................ 143,200  3,165,315
    Chofu Seisakusho Co., Ltd...............................  88,800  2,287,641
    Chori Co., Ltd..........................................  73,900    933,857
    Chuo Spring Co., Ltd.................................... 202,000    616,410
#*  Clarion Co., Ltd........................................ 708,000  2,819,938
    Cleanup Corp............................................ 133,500  1,224,366
#   Colowide Co., Ltd....................................... 276,900  3,656,493
#   COOKPAD, Inc............................................  79,000  2,228,131
    Corona Corp.............................................  80,400    918,629
#   Cross Plus, Inc.........................................  22,000    167,165
#   DA Consortium, Inc...................................... 117,200    577,541
    Daido Metal Co., Ltd.................................... 190,000  2,588,049
#   Daidoh, Ltd............................................. 126,100    672,501
#*  Daiei, Inc. (The)....................................... 704,000  2,016,912

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
#   Daiichikosho Co., Ltd.................................   149,300 $4,428,798
    Daikoku Denki Co., Ltd................................    41,500    712,958
    Daimaruenawin Co., Ltd................................       400      2,822
    Dainichi Co., Ltd.....................................    54,900    380,521
#   Daisyo Corp...........................................    54,300    733,719
    DCM Holdings Co., Ltd.................................   491,600  3,286,573
#   Descente, Ltd.........................................   240,000  2,084,789
    Doshisha Co., Ltd.....................................   130,300  2,399,626
    Doutor Nichires Holdings Co., Ltd.....................   173,686  2,918,688
#   Dunlop Sports Co., Ltd................................    77,500    909,527
    Dynic Corp............................................   174,000    289,882
    Eagle Industry Co., Ltd...............................   150,200  2,744,319
#   EDION Corp............................................   528,800  3,496,198
    Exedy Corp............................................   179,600  5,302,285
    F T Communications Co., Ltd...........................     4,900    112,669
    F-Tech, Inc...........................................    26,200    342,635
#   FCC Co., Ltd..........................................   197,400  3,540,411
    Fields Corp...........................................    84,800  1,195,853
    Fine Sinter Co., Ltd..................................    49,000    163,226
    First Juken Co., Ltd..................................     8,900    116,630
    Foster Electric Co., Ltd..............................   129,400  1,708,270
#   France Bed Holdings Co., Ltd..........................   702,000  1,278,468
#   Fuji Co., Ltd.........................................   105,600  2,118,520
    Fuji Corp., Ltd.......................................   129,800    771,116
#   Fuji Kiko Co., Ltd....................................   148,000    670,650
#   Fuji Kyuko Co., Ltd...................................    83,000    901,673
    Fuji Oozx, Inc........................................     6,000     27,926
#   Fujibo Holdings, Inc..................................   763,000  2,097,332
#   Fujikura Rubber, Ltd..................................    36,000    302,621
    Fujishoji Co., Ltd....................................     4,900     62,770
#   Fujita Kanko, Inc.....................................    44,000    159,014
#   Fujitsu General, Ltd..................................   369,000  5,093,572
    FuKoKu Co., Ltd.......................................    33,200    312,856
#   Funai Electric Co., Ltd...............................    84,200    872,203
#   Furukawa Battery Co., Ltd. (The)......................    98,000    638,633
    Futaba Industrial Co., Ltd............................   315,800  1,775,130
    G-7 Holdings, Inc.....................................    29,200    283,752
    G-Tekt Corp...........................................    91,600    975,000
#   Gakken Holdings Co., Ltd..............................   322,000    883,215
#   Genki Sushi Co., Ltd..................................    26,900    515,250
#   Geo Holdings Corp.....................................   184,700  1,567,635
#   GLOBERIDE, Inc........................................   620,000    797,224
    Goldwin, Inc..........................................   188,000    811,331
#   Gourmet Kineya Co., Ltd...............................    87,000    730,256
#   GSI Creos Corp........................................   304,000    414,548
    Gulliver International Co., Ltd.......................   379,700  3,481,195
    Gunze, Ltd............................................ 1,111,000  3,032,129
    H-One Co., Ltd........................................    69,500    505,359
#   H2O Retailing Corp....................................   907,610  7,519,831
#   Hagihara Industries, Inc..............................    16,700    250,995
    Hakuyosha Co., Ltd....................................    65,000    152,145
#   Happinet Corp.........................................    96,500  1,686,809
    Hard Off Corp. Co., Ltd...............................    49,700    423,261

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
    Haruyama Trading Co., Ltd.............................    47,900 $  332,844
    Heiwa Corp............................................    78,200  1,842,037
    HI-LEX Corp...........................................    62,900  1,728,000
#   Hiday Hidaka Corp.....................................    60,564  1,383,834
    Higashi Nihon House Co., Ltd..........................   226,700  1,134,560
#   Himaraya Co., Ltd.....................................    35,900    371,242
#   Hiramatsu, Inc........................................   151,200    961,482
    HIS Co., Ltd..........................................   203,600  6,392,656
#   Honeys Co., Ltd.......................................    92,940    952,954
#   Hoosiers Holdings Co., Ltd............................   153,500    715,161
#   Ichibanya Co., Ltd....................................    44,900  1,947,225
#   Ichikoh Industries, Ltd...............................   294,000    515,870
*   IJT Technology Holdings Co., Ltd......................   128,280    525,856
#   Ikyu Corp.............................................    64,400    845,383
#   Imasen Electric Industrial............................    83,400  1,176,602
    Imperial Hotel, Ltd...................................    14,200    317,549
    Intage Holdings, Inc..................................    78,500  1,138,735
*   Izuhakone Railway Co., Ltd............................       300         --
*   Izutsuya Co., Ltd.....................................   555,000    389,443
*   Janome Sewing Machine Co., Ltd........................   868,000    777,634
    Japan Vilene Co., Ltd.................................   154,000    858,324
#   Japan Wool Textile Co., Ltd. (The)....................   340,000  2,649,477
#   Jin Co., Ltd..........................................    78,200  2,329,648
#   Joban Kosan Co., Ltd..................................   270,000    417,918
#   Joshin Denki Co., Ltd.................................   209,000  1,973,781
#   JP-Holdings, Inc......................................   213,500    863,600
*   JVC Kenwood Corp......................................   918,530  2,089,693
#   K's Holdings Corp.....................................    59,800  1,709,642
#   Kadokawa Corp.........................................   113,300  3,172,204
    Kasai Kogyo Co., Ltd..................................   141,000  1,031,558
#   Kawai Musical Instruments Manufacturing Co., Ltd......   446,000    883,427
    Keihin Corp...........................................   260,200  3,990,366
#   Keiyo Co., Ltd........................................   181,300    864,840
    KFC Holdings Japan, Ltd...............................    77,000  1,609,620
#*  Kintetsu Department Store Co., Ltd....................    57,000    214,347
#   Kinugawa Rubber Industrial Co., Ltd...................   273,000  1,461,078
    Kitamura Co., Ltd.....................................     2,000     13,415
*   KNT-CT Holdings Co., Ltd..............................   541,000    986,766
#   Kohnan Shoji Co., Ltd.................................   194,000  2,006,380
*   Kojima Co., Ltd.......................................   149,700    466,182
    Komatsu Seiren Co., Ltd...............................   146,000    812,049
    Komeri Co., Ltd.......................................   183,300  4,283,223
#   Konaka Co., Ltd.......................................   122,960    862,419
#   Koshidaka Holdings Co., Ltd...........................    21,700    857,531
    Kourakuen Corp........................................     2,700     35,841
    KU Holdings Co., Ltd..................................   136,400    828,440
    Kura Corp.............................................    68,100  1,806,360
    Kurabo Industries, Ltd................................ 1,301,000  2,308,426
    Kuraudia Co., Ltd.....................................     5,700     72,640
    KYB Co., Ltd.......................................... 1,012,000  4,593,347
#   Kyoritsu Maintenance Co., Ltd.........................    61,060  2,737,361
    Kyoto Kimono Yuzen Co., Ltd...........................    64,400    633,684
    LEC, Inc..............................................    42,800    456,796

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
#   Look, Inc.............................................   228,000 $  582,156
#   Mamiya-Op Co., Ltd....................................   331,000    723,063
#   Marche Corp...........................................    23,000    191,566
#   Mars Engineering Corp.................................    48,400    981,923
#*  Maruzen CHI Holdings Co., Ltd.........................    29,800     99,397
    Maruzen Co., Ltd......................................    46,000    437,175
    Matsuya Foods Co., Ltd................................    48,200    890,123
    Meiko Network Japan Co., Ltd..........................    96,300  1,230,866
    Meiwa Estate Co., Ltd.................................    56,900    248,973
    Mikuni Corp...........................................   108,000    429,488
    Misawa Homes Co., Ltd.................................   162,300  1,863,732
    Mitsuba Corp..........................................   202,090  3,325,546
    Mitsui Home Co., Ltd..................................   170,000    812,243
#   Mizuno Corp...........................................   564,000  3,381,628
#   Monogatari Corp. (The)................................    25,400    753,886
    MOS Food Services, Inc................................    15,600    336,738
    Mr Max Corp...........................................   119,000    394,447
    Murakami Corp.........................................    11,000    151,375
#   Musashi Seimitsu Industry Co., Ltd....................   128,600  3,141,961
    Nafco Co., Ltd........................................    33,300    571,604
#   Nagawa Co., Ltd.......................................     8,900    236,409
#*  Naigai Co., Ltd....................................... 1,450,000    935,573
    Nakayamafuku Co., Ltd.................................     9,500     74,486
#   Next Co., Ltd.........................................    89,200    665,751
    Nexyz Corp............................................     8,800     67,639
    Nice Holdings, Inc....................................   460,000    978,876
    Nifco, Inc............................................   285,300  9,380,202
    Nihon Eslead Corp.....................................    10,800    104,070
#   Nihon Plast Co., Ltd..................................     3,100     21,508
    Nihon Tokushu Toryo Co., Ltd..........................    56,000    323,913
    Nippon Felt Co., Ltd..................................    67,200    313,563
    Nippon Piston Ring Co., Ltd...........................   500,000  1,077,307
    Nippon Seiki Co., Ltd.................................   246,400  4,841,532
    Nishikawa Rubber Co., Ltd.............................    15,000    257,195
    Nishimatsuya Chain Co., Ltd...........................   299,300  2,393,522
    Nissan Tokyo Sales Holdings Co., Ltd..................   236,000    710,178
#   Nissei Build Kogyo Co., Ltd...........................   297,000    871,183
#   Nissin Kogyo Co., Ltd.................................   214,800  3,864,813
    Nittan Valve Co., Ltd.................................    82,800    271,182
    Ohashi Technica, Inc..................................    22,000    225,314
#   Ohsho Food Service Corp...............................    64,500  2,708,444
    Onward Holdings Co., Ltd..............................   753,000  5,368,520
#   OPT, Inc..............................................    64,900    468,000
    Otsuka Kagu, Ltd......................................    40,700    390,937
    Pacific Industrial Co., Ltd...........................   215,300  1,589,699
#   Pal Co., Ltd..........................................    67,600  1,909,841
    Paltac Corp...........................................   189,534  2,525,103
#   PanaHome Corp.........................................   481,200  3,566,969
    Parco Co., Ltd........................................   103,600    904,247
    Paris Miki Holdings, Inc..............................   164,400    786,126
    PIA Corp..............................................     1,300     22,922
    Piolax, Inc...........................................    57,900  2,236,216
*   Pioneer Corp.......................................... 1,903,400  5,092,896

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
Consumer Discretionary -- (Continued)
    Plenus Co., Ltd......................................... 126,000 $2,938,114
    Press Kogyo Co., Ltd.................................... 578,000  2,199,436
#   Pressance Corp..........................................  35,400  1,036,831
#   Proto Corp..............................................  61,600    888,212
    Renaissance, Inc........................................  45,700    422,713
#*  Renown, Inc............................................. 326,600    380,185
    Resort Solution Co., Ltd................................ 180,000    404,488
    Resorttrust, Inc........................................ 401,216  8,286,456
    Rhythm Watch Co., Ltd................................... 658,000  1,043,482
#   Riberesute Corp.........................................  12,700     79,890
#   Right On Co., Ltd.......................................  87,525    605,211
    Riken Corp.............................................. 518,000  2,326,389
#   Ringer Hut Co., Ltd.....................................  23,900    391,675
    Round One Corp.......................................... 446,000  2,594,927
    Royal Holdings Co., Ltd................................. 163,100  2,669,528
    Sagami Chain Co., Ltd...................................  11,000    104,819
#   Saizeriya Co., Ltd...................................... 166,500  2,236,319
#   Sakai Ovex Co., Ltd..................................... 321,000    517,412
    San Holdings, Inc.......................................  14,000    190,500
    Sanden Corp............................................. 667,000  3,744,169
    Sanei Architecture Planning Co., Ltd....................  43,300    368,346
#   Sangetsu Co., Ltd....................................... 170,725  4,492,444
#   Sanko Marketing Foods Co., Ltd..........................  30,400    268,008
    Sankyo Seiko Co., Ltd................................... 188,700    751,176
    Sanoh Industrial Co., Ltd............................... 140,500    982,179
    Sanyo Electric Railway Co., Ltd......................... 124,000    552,406
    Sanyo Housing Nagoya Co., Ltd...........................  51,800    518,815
    Sanyo Shokai, Ltd....................................... 678,000  1,558,227
    Sato Restaurant Systems Co., Ltd........................  12,800    106,644
    Scroll Corp............................................. 152,100    399,657
    Seiko Holdings Corp..................................... 954,407  3,733,845
    Seiren Co., Ltd......................................... 296,700  2,649,302
#   Senshukai Co., Ltd...................................... 185,200  1,560,274
#   Septeni Holdings Co., Ltd...............................  78,600    954,093
#   Seria Co., Ltd.......................................... 101,900  4,429,735
#   Shidax Corp.............................................  85,200    419,156
#   Shikibo, Ltd............................................ 802,000    923,705
    Shimachu Co., Ltd....................................... 273,900  6,350,526
    Shimojima Co., Ltd......................................  23,800    244,660
    Shiroki Corp............................................ 285,000    589,927
    Shobunsha Publications, Inc............................. 279,800  1,759,525
    Shochiku Co., Ltd....................................... 107,000  1,006,910
    Showa Corp.............................................. 320,400  3,569,090
#   SKY Perfect JSAT Holdings, Inc.......................... 892,200  5,290,603
    SNT Corp................................................ 110,200    475,093
    Soft99 Corp.............................................  70,600    451,494
    Sotoh Co., Ltd..........................................  49,700    463,652
    SPK Corp................................................  17,200    320,896
    St Marc Holdings Co., Ltd...............................  48,200  2,628,927
#   Starbucks Coffee Japan, Ltd............................. 152,100  1,746,591
    Starts Corp., Inc....................................... 116,900  1,923,220
    Step Co., Ltd...........................................  39,200    306,560
#   Studio Alice Co., Ltd...................................  63,100    881,626

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
    Suminoe Textile Co., Ltd..............................   342,000 $1,208,104
    Sumitomo Forestry Co., Ltd............................   268,366  3,161,305
    Suncall Corp..........................................    28,000    172,832
    T RAD Co., Ltd........................................   408,000  1,136,608
#   T-Gaia Corp...........................................    82,900    768,978
#   Tachi-S Co., Ltd......................................   167,540  2,815,827
    Tachikawa Corp........................................    50,800    349,029
    Taiho Kogyo Co., Ltd..................................    99,400  1,089,013
    Takamatsu Construction Group Co., Ltd.................    90,500  1,530,672
    Take And Give Needs Co., Ltd..........................    54,770    647,738
    Takihyo Co., Ltd......................................    76,000    312,580
#   Tama Home Co., Ltd....................................    49,600    320,894
#   Tamron Co., Ltd.......................................   111,400  2,497,246
#   TBK Co., Ltd..........................................   119,000    602,819
*   Ten Allied Co., Ltd...................................    50,000    165,967
    Tigers Polymer Corp...................................    59,000    323,988
#   Toa Corp..............................................   116,700  1,444,750
#   Toabo Corp............................................   529,000    377,920
#   Toei Animation Co., Ltd...............................    22,500    629,562
    Toei Co., Ltd.........................................   416,000  2,199,532
    Tohokushinsha Film Corp...............................    24,300    184,452
#   Tokai Rika Co., Ltd...................................   295,500  6,166,413
    Tokai Rubber Industries, Ltd..........................   225,500  2,228,062
#   Token Corp............................................    47,750  2,205,582
    Tokyo Derica Co., Ltd.................................    42,700    810,310
    Tokyo Dome Corp....................................... 1,200,200  5,638,223
#   Tokyo Individualized Educational Institute, Inc.......    20,700     82,631
    Tokyo Soir Co., Ltd...................................     9,000     22,315
#   Tokyu Recreation Co., Ltd.............................    79,000    485,758
#   Tomy Co., Ltd.........................................   385,193  2,000,931
    Topre Corp............................................   214,500  3,034,182
#   Toridoll.corp.........................................   115,500    966,042
#   Tosho Co., Ltd........................................    42,100    828,894
#   Toyo Tire & Rubber Co., Ltd...........................   337,500  6,128,096
#   TPR Co., Ltd..........................................   123,300  2,886,916
#   TSI Holdings Co., Ltd.................................   516,595  3,795,049
#   Tsukada Global Holdings, Inc..........................    96,700    673,199
    Tsukamoto Corp. Co., Ltd..............................   190,000    246,830
    Tsutsumi Jewelry Co., Ltd.............................    49,300  1,259,210
    Tv Tokyo Holdings Corp................................    34,800    589,275
    Tyo, Inc..............................................   313,000    528,258
#   U-Shin, Ltd...........................................   148,800    872,650
#   Unipres Corp..........................................   225,600  4,874,129
    United Arrows, Ltd....................................   130,000  5,091,211
#*  Unitika, Ltd.......................................... 1,596,000    709,590
#   Universal Entertainment Corp..........................    66,800  1,161,424
#*  Usen Corp.............................................   688,180  2,710,236
#   Village Vanguard Co., Ltd.............................    25,800    328,983
#   VT Holdings Co., Ltd..................................   469,900  2,519,618
    Wacoal Holdings Corp..................................   532,000  5,619,850
#   Watabe Wedding Corp...................................    43,000    240,150
#   WATAMI Co., Ltd.......................................   138,100  1,865,508
#   West Holdings Corp....................................    99,600  1,434,014

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
Consumer Discretionary -- (Continued)
    Workman Co., Ltd......................................     300 $     14,762
    Wowow, Inc............................................  28,300    1,181,045
    Xebio Co., Ltd........................................ 146,600    2,620,040
    Yachiyo Industry Co., Ltd.............................   8,800       57,997
    Yamato International, Inc.............................  20,400       91,239
    Yellow Hat, Ltd.......................................  95,400    2,092,362
    Yomiuri Land Co., Ltd................................. 215,000      992,932
    Yondoshi Holdings, Inc................................ 112,920    2,457,238
    Yonex Co., Ltd........................................  40,000      303,095
    Yorozu Corp...........................................  92,300    1,961,911
#   Yoshinoya Holdings Co., Ltd...........................  44,700      605,431
    Yutaka Giken Co., Ltd.................................   2,000       45,791
#   Zenrin Co., Ltd....................................... 153,900    1,797,006
#   Zensho Holdings Co., Ltd.............................. 578,100    5,800,412
#   Zojirushi Corp........................................  92,000      426,435
                                                                   ------------
Total Consumer Discretionary..............................          517,306,539
                                                                   ------------
Consumer Staples -- (7.9%)
    Aderans Co., Ltd...................................... 102,200    1,498,825
    Aeon Hokkaido Corp.................................... 339,700    2,030,425
#   Ain Pharmaciez, Inc...................................  71,200    3,315,516
    Arcs Co., Ltd......................................... 190,900    4,032,738
    Ariake Japan Co., Ltd................................. 102,000    2,584,853
#   Artnature, Inc........................................  41,200    1,208,037
    Axial Retailing, Inc..................................  70,700    1,233,468
    Belc Co., Ltd.........................................  50,100    1,386,648
    Cawachi, Ltd..........................................  89,600    1,619,995
    Chubu Shiryo Co., Ltd................................. 110,700      725,193
#   Chuo Gyorui Co., Ltd..................................  93,000      221,468
    Cocokara fine, Inc....................................  89,360    2,444,093
    CREATE SD HOLDINGS Co., Ltd...........................  41,200    1,497,008
#   Daikokutenbussan Co., Ltd.............................  32,600      935,860
#   Dr Ci:Labo Co., Ltd...................................  83,700    2,942,655
#   Dydo Drinco, Inc......................................  49,800    2,199,024
    Ezaki Glico Co., Ltd.................................. 379,000    7,037,919
#   Fancl Corp............................................ 232,200    2,843,761
#*  First Baking Co., Ltd................................. 183,000      224,752
#   Fuji Oil Co., Ltd..................................... 367,600    5,873,450
    Fujicco Co., Ltd...................................... 117,600    1,478,986
#   Fujiya Co., Ltd....................................... 240,000      460,388
    Hagoromo Foods Corp...................................  39,000      408,293
    Heiwado Co., Ltd...................................... 176,800    2,902,732
#   Hokkaido Coca-Cola Bottling Co., Ltd..................  87,000      435,242
#   Hokuto Corp........................................... 130,400    2,473,665
#   House Foods Group, Inc................................ 195,000    3,515,743
    Inageya Co., Ltd...................................... 172,800    1,802,970
    Itochu-Shokuhin Co., Ltd..............................  27,400      954,989
    Itoham Foods, Inc..................................... 960,800    4,224,108
    Iwatsuka Confectionery Co., Ltd.......................     300       14,814
#   J-Oil Mills, Inc...................................... 519,000    1,648,695
#   Kagome Co., Ltd.......................................  66,600    1,115,018
#   Kakiyasu Honten Co., Ltd..............................  16,600      256,103
    Kameda Seika Co., Ltd.................................  73,500    2,398,354

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Staples -- (Continued)
    Kansai Super Market, Ltd..............................    16,700 $  138,603
#   Kasumi Co., Ltd.......................................   236,300  1,834,035
    Kato Sangyo Co., Ltd..................................   113,200  2,516,468
    Kenko Mayonnaise Co., Ltd.............................    39,800    418,063
    Key Coffee, Inc.......................................   101,600  1,615,143
    Kirindo Co., Ltd......................................    28,300    193,259
#   Kose Corp.............................................   109,000  4,533,819
    Kotobuki Spirits Co., Ltd.............................    25,400    575,162
    Kusuri No Aoki Co., Ltd...............................    50,200  1,712,963
    Kyodo Shiryo Co., Ltd.................................   408,000    402,533
#   Kyokuyo Co., Ltd......................................   466,000  1,160,947
#   Life Corp.............................................   183,400  2,854,957
    Lion Corp.............................................   732,000  4,258,747
    Mandom Corp...........................................   121,500  4,447,090
    Marudai Food Co., Ltd.................................   534,000  1,758,738
#   Maruetsu, Inc. (The)..................................   375,000  1,444,407
    Maruha Nichiro Corp...................................   231,507  3,641,184
    Matsumotokiyoshi Holdings Co., Ltd....................   192,700  6,327,857
#   Maxvalu Nishinihon Co., Ltd...........................     2,400     32,164
    Maxvalu Tokai Co., Ltd................................    57,500    787,267
    Medical System Network Co., Ltd.......................    78,200    272,182
    Megmilk Snow Brand Co., Ltd...........................   259,000  3,354,794
    Meito Sangyo Co., Ltd.................................    57,300    669,380
    Milbon Co., Ltd.......................................    62,576  2,141,202
#   Ministop Co., Ltd.....................................    86,700  1,373,900
#   Mitsubishi Shokuhin Co., Ltd..........................    87,800  2,137,516
    Mitsui Sugar Co., Ltd.................................   529,850  2,028,921
    Miyoshi Oil & Fat Co., Ltd............................   375,000    505,344
    Morinaga & Co., Ltd................................... 1,084,000  2,294,291
    Morinaga Milk Industry Co., Ltd....................... 1,066,000  3,821,618
#   Morozoff, Ltd.........................................   143,000    492,327
    Nagatanien Co., Ltd...................................   125,000  1,323,807
    Nakamuraya Co., Ltd...................................   189,000    781,001
    Natori Co., Ltd.......................................    20,300    221,140
    Nichimo Co., Ltd......................................   170,000    295,161
    Nichirei Corp......................................... 1,438,000  6,820,649
#   Nihon Chouzai Co., Ltd................................    10,180    265,987
    Niitaka Co., Ltd......................................     7,260     75,172
    Nippon Beet Sugar Manufacturing Co., Ltd..............   619,000  1,163,204
    Nippon Flour Mills Co., Ltd...........................   668,000  3,378,382
#   Nippon Formula Feed Manufacturing Co., Ltd............   477,000    532,415
*   Nippon Suisan Kaisha, Ltd............................. 1,356,000  3,905,640
#   Nisshin Oillio Group, Ltd. (The)......................   661,000  2,225,380
    Nissin Sugar Co., Ltd.................................    20,000    456,331
    Nitto Fuji Flour Milling Co., Ltd.....................    64,000    194,145
    Noevir Holdings Co., Ltd..............................    83,900  1,787,464
    Oenon Holdings, Inc...................................   316,000    751,120
#   OIE Sangyo Co., Ltd...................................    20,900    166,748
    Okuwa Co., Ltd........................................   120,000  1,141,778
    Olympic Group Corp....................................    64,900    664,262
    OUG Holdings, Inc.....................................    29,000     64,087
#   Pigeon Corp...........................................   163,400  9,386,526
    Prima Meat Packers, Ltd...............................   874,000  2,261,799

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Consumer Staples -- (Continued)
    Qol Co., Ltd........................................    54,100 $    314,302
    Riken Vitamin Co., Ltd..............................    79,200    2,023,955
    Rock Field Co., Ltd.................................    56,700    1,038,465
#   Rokko Butter Co., Ltd...............................    33,200      287,145
    S Foods, Inc........................................    77,762    1,221,969
#   S&B Foods, Inc......................................       499       19,053
#   Sakata Seed Corp....................................   177,600    2,403,515
#   San-A Co., Ltd......................................    93,200    3,024,307
    Sapporo Holdings, Ltd............................... 1,915,000    8,225,845
#   Shoei Foods Corp....................................    44,000      359,610
    Showa Sangyo Co., Ltd...............................   524,000    1,927,876
    Sogo Medical Co., Ltd...............................    28,400    1,382,568
    ST Corp.............................................    78,900      766,543
#   Starzen Co., Ltd....................................   328,000      945,963
    Takara Holdings, Inc................................   702,500    6,456,375
#   Tobu Store Co., Ltd.................................   205,000      560,613
#   Toho Co., Ltd.......................................   194,000      707,315
#   Tohto Suisan Co., Ltd...............................   167,000      304,502
    Torigoe Co., Ltd. (The).............................    86,600      588,638
    Toyo Sugar Refining Co., Ltd........................   157,000      151,887
    UNY Group Holdings Co., Ltd......................... 1,263,200    7,509,176
    Uoriki Co., Ltd.....................................     2,400       38,555
    Valor Co., Ltd......................................   201,400    3,282,101
    Warabeya Nichiyo Co., Ltd...........................    80,760    1,611,467
#   Welcia Holdings Co., Ltd............................    56,900    3,643,278
    Yaizu Suisankagaku Industry Co., Ltd................    44,800      418,876
    Yamatane Corp.......................................   535,000      914,649
#   Yamaya Corp.........................................    22,800      399,563
    Yaoko Co., Ltd......................................    49,600    2,797,718
    Yokohama Reito Co., Ltd.............................   241,200    2,031,060
    Yomeishu Seizo Co., Ltd.............................   100,000      919,924
    Yuasa Funashoku Co., Ltd............................   112,000      299,768
    Yutaka Foods Corp...................................     6,000      107,890
                                                                   ------------
Total Consumer Staples..................................            224,237,338
                                                                   ------------
Energy -- (1.0%)
#   BP Castrol K.K......................................    66,500      432,653
#   Cosmo Oil Co., Ltd.................................. 2,919,000    5,851,242
    Fuji Kosan Co., Ltd.................................    33,100      209,263
#   Fuji Oil Co., Ltd...................................   293,100    1,008,328
    Itochu Enex Co., Ltd................................   311,000    2,262,365
#   Japan Drilling Co., Ltd.............................    31,400    1,593,296
    Japan Oil Transportation Co., Ltd...................    84,000      185,617
    Kyoei Tanker Co., Ltd...............................   111,000      226,265
    Mitsuuroko Group Holdings Co., Ltd..................   195,800    1,093,705
    Nippon Coke & Engineering Co., Ltd.................. 1,410,500    1,589,019
#   Nippon Gas Co., Ltd.................................   168,500    3,947,335
    Nippon Seiro Co., Ltd...............................    64,000      158,553
#   Sala Corp...........................................   128,500      725,131
    San-Ai Oil Co., Ltd.................................   314,000    2,385,122
#   Shinko Plantech Co., Ltd............................   231,200    1,740,010
#   Sinanen Co., Ltd....................................   268,000    1,120,868
    Toa Oil Co., Ltd....................................   427,000      713,511

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Energy -- (Continued)
#   Toyo Kanetsu K.K.....................................   642,000 $ 1,594,088
                                                                    -----------
Total Energy.............................................            26,836,371
                                                                    -----------
Financials -- (9.7%)
    77 Bank, Ltd. (The)..................................   589,000   3,066,722
    Aichi Bank, Ltd. (The)...............................    54,200   2,657,203
    Airport Facilities Co., Ltd..........................   136,670     911,126
    Aizawa Securities Co., Ltd...........................   179,600     909,469
    Akita Bank, Ltd. (The)............................... 1,120,400   3,158,964
    Anabuki Kosan, Inc...................................    14,000      43,387
#   Aomori Bank, Ltd. (The).............................. 1,136,000   3,276,022
    Asax Co., Ltd........................................     1,700      21,171
    Awa Bank, Ltd. (The)................................. 1,112,000   6,304,560
#   Bank of Iwate, Ltd. (The)............................   105,100   4,824,997
    Bank of Kochi, Ltd. (The)............................   178,000     239,574
    Bank of Nagoya, Ltd. (The)...........................   981,297   3,735,620
#   Bank of Okinawa, Ltd. (The)..........................   110,300   4,711,540
    Bank of Saga, Ltd. (The).............................   771,000   1,771,207
#   Bank of the Ryukyus, Ltd.............................   228,480   3,352,995
    Chiba Kogyo Bank, Ltd. (The).........................   230,600   1,742,520
    Chukyo Bank, Ltd. (The)..............................   676,000   1,199,108
    Daibiru Corp.........................................   311,100   3,432,925
    Daiichi Commodities Co., Ltd.........................    13,700      62,355
    Daiko Clearing Services Corp.........................    43,000     269,044
#   Daikyo, Inc.......................................... 1,959,000   4,120,699
    Daisan Bank, Ltd. (The)..............................   750,000   1,309,938
    Daishi Bank, Ltd. (The).............................. 2,038,000   7,493,863
    Daito Bank, Ltd. (The)...............................   898,000   1,102,363
#   Ehime Bank, Ltd. (The)...............................   815,000   1,918,710
    Eighteenth Bank, Ltd. (The).......................... 1,099,000   2,891,060
#   FIDEA Holdings Co., Ltd..............................   578,000   1,213,875
#   Financial Products Group Co., Ltd....................   118,800   1,086,037
    Fukui Bank, Ltd. (The)............................... 1,205,000   2,844,933
    Fukushima Bank, Ltd. (The)........................... 1,368,000   1,148,084
    Fuyo General Lease Co., Ltd..........................    84,100   3,377,318
#   GCA Savvian Corp.....................................    87,900     725,977
    Goldcrest Co., Ltd...................................   102,890   2,051,233
    Grandy House Corp....................................    11,000      36,182
    Heiwa Real Estate Co., Ltd...........................   252,000   3,973,068
    Higashi-Nippon Bank, Ltd. (The)......................   840,000   2,232,284
    Higo Bank, Ltd. (The)................................ 1,057,000   5,650,271
    Hokkoku Bank, Ltd. (The)............................. 1,648,000   5,544,227
    Hokuetsu Bank, Ltd. (The)............................ 1,206,000   2,459,695
    Hyakugo Bank, Ltd. (The)............................. 1,448,609   5,810,473
    Hyakujushi Bank, Ltd. (The).......................... 1,507,000   5,303,115
    IBJ Leasing Co., Ltd.................................    64,900   1,733,116
    Ichiyoshi Securities Co., Ltd........................   134,000   1,648,842
    IwaiCosmo Holdings, Inc..............................   112,200   1,124,338
    Jimoto Holdings, Inc.................................   235,200     495,606
#   Jowa Holdings Co., Ltd...............................    46,300   1,815,160
    Juroku Bank, Ltd. (The).............................. 1,992,000   7,356,241
#   kabu.com Securities Co., Ltd.........................   460,000   2,139,902
#   Kabuki-Za Co., Ltd...................................    39,000   1,886,415

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Financials -- (Continued)
    Kagoshima Bank, Ltd. (The)............................   926,000 $6,091,851
    Kansai Urban Banking Corp............................. 1,243,000  1,471,376
    Keihanshin Building Co., Ltd..........................   171,000    926,653
    Keiyo Bank, Ltd. (The)................................ 1,237,000  6,234,063
    Kita-Nippon Bank, Ltd. (The)..........................    50,006  1,234,423
    Kiyo Bank, Ltd. (The).................................   382,290  5,232,726
#   Kosei Securities Co., Ltd. (The)......................    11,000     22,686
#   Kyokuto Securities Co., Ltd...........................    93,700  1,597,611
    Land Business Co., Ltd................................    59,500    282,115
#*  Leopalace21 Corp...................................... 1,413,900  6,294,456
    Marusan Securities Co., Ltd...........................   385,500  2,909,661
#   Michinoku Bank, Ltd. (The)............................   795,000  1,673,452
    Mie Bank, Ltd. (The)..................................   440,000  1,008,017
    Minato Bank, Ltd. (The)............................... 1,076,000  2,009,893
    Mito Securities Co., Ltd..............................   309,800  1,131,066
    Miyazaki Bank, Ltd. (The).............................   944,000  3,158,362
#   Monex Group, Inc...................................... 1,097,000  3,524,208
#   Money Partners Group Co., Ltd.........................    52,400    121,681
    Musashino Bank, Ltd. (The)............................   196,000  6,680,255
#   Nagano Bank, Ltd. (The)...............................   496,000    928,342
    Nanto Bank, Ltd. (The)................................   955,000  3,936,369
*   New Real Property K.K.................................    43,900         --
#   Nisshin Fudosan Co....................................   211,000    839,895
    North Pacific Bank, Ltd............................... 1,612,300  6,587,548
    Ogaki Kyoritsu Bank, Ltd. (The)....................... 2,012,000  5,524,629
    Oita Bank, Ltd. (The).................................   973,900  3,534,855
#   Okasan Securities Group, Inc..........................   212,000  1,551,400
    Relo Holdings, Inc....................................    59,400  4,030,365
    Ricoh Leasing Co., Ltd................................    99,100  2,865,693
    SAMTY Co., Ltd........................................    53,800    341,407
    San-In Godo Bank, Ltd. (The)..........................   961,000  6,837,898
    Sankyo Frontier Co., Ltd..............................     2,000     15,404
#   Sawada Holdings Co., Ltd..............................   132,700  1,003,708
    Senshu Ikeda Holdings, Inc............................ 1,124,800  5,732,701
    Shiga Bank, Ltd. (The)................................ 1,007,000  5,963,353
    Shikoku Bank, Ltd. (The).............................. 1,073,000  2,391,591
    Shimane Bank, Ltd. (The)..............................    15,600    199,518
    Shimizu Bank, Ltd. (The)..............................    46,300  1,224,536
#   Sparx Group Co., Ltd..................................   225,900    498,086
    Sumitomo Real Estate Sales Co., Ltd...................    82,760  2,399,669
#   Sun Frontier Fudousan Co., Ltd........................   133,700  1,504,157
    Taiko Bank, Ltd. (The)................................   189,000    412,940
    Takagi Securities Co., Ltd............................   231,000    572,680
    Takara Leben Co., Ltd.................................   287,500    972,073
#   TOC Co., Ltd..........................................   435,250  3,069,373
    Tochigi Bank, Ltd. (The)..............................   745,000  3,081,638
    Toho Bank, Ltd. (The)................................. 1,306,200  4,667,906
    Tohoku Bank, Ltd. (The)...............................   541,000    789,165
#   Tokyo Rakutenchi Co., Ltd.............................   218,000  1,039,837
    Tokyo Theatres Co., Inc...............................   409,000    580,513
#   Tokyo Tomin Bank, Ltd. (The)..........................   204,700  2,420,682
    Tomato Bank, Ltd......................................   476,000    819,535
    TOMONY Holdings, Inc..................................   868,050  3,555,761

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Financials -- (Continued)
#   Tosei Corp..........................................   173,100 $  1,147,735
    Tottori Bank, Ltd. (The)............................   332,000      688,178
    Towa Bank, Ltd. (The)............................... 1,623,000    1,597,444
    Toyo Securities Co., Ltd............................   431,000    1,196,349
    Tsukuba Bank, Ltd...................................   467,900    1,587,247
#   Yachiyo Bank, Ltd. (The)............................    76,800    2,446,166
#   Yamagata Bank, Ltd. (The)...........................   819,500    3,972,019
    Yamanashi Chuo Bank, Ltd. (The).....................   947,000    4,245,070
                                                                   ------------
Total Financials........................................            274,561,524
                                                                   ------------
Health Care -- (4.6%)
    As One Corp.........................................    77,768    2,332,905
    Asahi Intecc Co., Ltd...............................    87,100    3,612,336
    ASKA Pharmaceutical Co., Ltd........................   132,800    1,436,156
    Biofermin Pharmaceutical Co., Ltd...................     9,800      252,930
    BML, Inc............................................    69,700    2,783,181
#   CMIC Holdings Co., Ltd..............................    66,500    1,251,649
    Create Medic Co., Ltd...............................    28,000      268,461
#   Daiken Medical Co., Ltd.............................    35,300      678,760
#   Daito Pharmaceutical Co., Ltd.......................    44,100      765,073
    Eiken Chemical Co., Ltd.............................    98,700    1,728,510
#   EPS Corp............................................   169,400    2,262,346
    FALCO HOLDINGS Co., Ltd.............................    38,700      456,826
    Fuji Pharma Co., Ltd................................    37,100      677,310
    Fuso Pharmaceutical Industries, Ltd.................   427,000    1,308,247
    Hogy Medical Co., Ltd...............................    67,400    3,764,227
    Iwaki & Co., Ltd....................................   122,000      263,285
#   Japan Medical Dynamic Marketing, Inc................    44,900      158,095
#   Jeol, Ltd...........................................   412,000    1,779,852
    JMS Co., Ltd........................................   156,000      447,454
    Kaken Pharmaceutical Co., Ltd.......................   427,000    9,540,811
    Kawasumi Laboratories, Inc..........................    67,700      437,086
    Kissei Pharmaceutical Co., Ltd......................    99,000    2,355,432
    KYORIN Holdings, Inc................................   276,000    5,686,853
    Mani, Inc...........................................    23,500    1,333,807
#   Message Co., Ltd....................................    86,600    3,380,271
    Mochida Pharmaceutical Co., Ltd.....................    74,999    5,117,727
    Nagaileben Co., Ltd.................................    58,000    1,169,607
    Nakanishi, Inc......................................    77,500    3,283,113
    Nichi-iko Pharmaceutical Co., Ltd...................   230,450    3,365,251
    Nichii Gakkan Co....................................   260,500    2,223,488
    Nihon Kohden Corp...................................   109,800    5,394,938
#   Nikkiso Co., Ltd....................................   353,600    4,181,296
    Nippon Chemiphar Co., Ltd...........................   180,000      861,228
#   Nippon Shinyaku Co., Ltd............................   269,000    7,680,922
#   Nipro Corp..........................................   604,900    5,176,714
    Nissui Pharmaceutical Co., Ltd......................    70,500      824,415
    Paramount Bed Holdings Co., Ltd.....................   114,500    3,413,393
    Psc, Inc............................................    20,800      771,879
#   Rion Co., Ltd.......................................    35,400      493,366
    Rohto Pharmaceutical Co., Ltd.......................   382,100    5,913,172
    Seed Co., Ltd.......................................       200        2,498
    Seikagaku Corp......................................   179,800    2,151,886

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Health Care -- (Continued)
    Ship Healthcare Holdings, Inc.......................   194,800 $  6,364,312
    Shofu, Inc..........................................    24,800      225,065
    Software Service, Inc...............................    14,100      726,055
    Taiko Pharmaceutical Co., Ltd.......................    55,500      887,709
    Techno Medica Co., Ltd..............................    18,500      422,856
    Toho Holdings Co., Ltd..............................   276,400    5,218,238
    Tokai Corp/Gifu.....................................    47,800    1,389,951
    Torii Pharmaceutical Co., Ltd.......................    65,200    1,946,270
#   Towa Pharmaceutical Co., Ltd........................    57,800    2,209,024
    Tsukui Corp.........................................   186,100    1,714,802
#   Tsumura & Co........................................   125,500    3,017,244
    Uchiyama Holdings Co., Ltd..........................    12,900       85,547
    Vital KSK Holdings, Inc.............................   184,400    1,492,836
#   Wakamoto Pharmaceutical Co., Ltd....................   107,000      264,360
    ZERIA Pharmaceutical Co., Ltd.......................   122,799    3,009,894
                                                                   ------------
Total Health Care.......................................            129,960,919
                                                                   ------------
Industrials -- (26.2%)
#*  A&A Material Corp...................................   127,000      146,229
    Advan Co., Ltd......................................    96,200    1,026,233
    Advanex, Inc........................................   160,000      288,252
    Aeon Delight Co., Ltd...............................    46,900    1,120,331
    Aica Kogyo Co., Ltd.................................   295,100    6,361,562
    Aichi Corp..........................................   172,400      794,586
#   Aida Engineering, Ltd...............................   302,300    2,875,192
    Alinco, Inc.........................................    48,500      564,896
    Alps Logistics Co., Ltd.............................    50,700      542,981
#   Altech Corp.........................................    43,850      487,654
    Anest Iwata Corp....................................   169,000    1,186,187
#*  Arrk Corp...........................................   339,900      519,651
#   Asahi Diamond Industrial Co., Ltd...................   323,500    4,734,269
#   Asahi Kogyosha Co., Ltd.............................   124,000      484,849
#*  Asanuma Corp........................................   501,000      687,433
    Asia Air Survey Co., Ltd............................    20,000       91,823
*   Asia Growth Capital, Ltd............................   353,200      552,572
    Asunaro Aoki Construction Co., Ltd..................   154,000      921,618
    Bando Chemical Industries, Ltd......................   452,000    1,858,797
#   Benefit One, Inc....................................    98,200      854,998
    Bunka Shutter Co., Ltd..............................   284,000    2,423,805
    Career Design Center Co., Ltd.......................     9,700      107,048
    Central Glass Co., Ltd.............................. 1,163,000    4,040,843
    Central Security Patrols Co., Ltd...................    43,700      480,047
    Chiyoda Integre Co., Ltd............................    55,100      805,246
    Chodai Co., Ltd.....................................     3,900       37,482
    Chudenko Corp.......................................   130,500    2,093,170
#   Chugai Ro Co., Ltd..................................   384,000      823,830
    CKD Corp............................................   331,300    2,957,619
#   Cosel Co., Ltd......................................   127,900    1,602,905
    CTI Engineering Co., Ltd............................    63,600      807,913
    Dai-Dan Co., Ltd....................................   156,000      927,388
    Daido Kogyo Co., Ltd................................   171,000      434,207
    Daifuku Co., Ltd....................................   520,700    7,174,904
    Daihatsu Diesel Manufacturing Co., Ltd..............    74,000      465,557

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
    Daihen Corp..........................................   586,000 $ 2,565,027
#   Daiho Corp...........................................    48,000     216,145
    Daiichi Jitsugyo Co., Ltd............................   245,000   1,337,815
#   Daiseki Co., Ltd.....................................   208,163   3,706,813
    Daiseki Eco. Solution Co., Ltd.......................     7,200     113,416
#*  Daisue Construction Co., Ltd.........................    10,700     101,152
    Daiwa Industries, Ltd................................   178,000   1,238,927
*   Danto Holdings Corp..................................   165,000     192,847
    Denyo Co., Ltd.......................................    86,100   1,308,333
#   Dijet Industrial Co., Ltd............................    80,000     194,174
    DMG Mori Seiki Co., Ltd..............................   504,000   6,408,095
    DMW Corp.............................................     4,800      83,510
#   Duskin Co., Ltd......................................   251,800   4,595,826
#   Ebara Jitsugyo Co., Ltd..............................    35,500     497,409
    Eidai Co., Ltd.......................................    85,000     404,315
    Emori Group Holdings Co., Ltd........................    40,000     805,623
    en-japan, Inc........................................    57,100   1,255,138
#   Endo Lighting Corp...................................    57,900     789,906
*   Enshu, Ltd...........................................   281,000     351,535
    Freund Corp..........................................     8,800     118,322
#   Fudo Tetra Corp......................................   901,400   1,715,959
    Fujikura, Ltd........................................ 2,042,000  10,099,339
#*  Fujisash Co., Ltd....................................   449,200     667,929
    Fujitec Co., Ltd.....................................   413,200   4,245,630
    Fukuda Corp..........................................   508,000   2,963,602
    Fukushima Industries Corp............................    70,300   1,152,088
#   Fukuyama Transporting Co., Ltd.......................   688,400   3,859,316
#   Funai Soken Holdings, Inc............................   116,600   1,008,701
    Furukawa Co., Ltd.................................... 1,545,000   3,152,344
#   Furukawa Electric Co., Ltd........................... 3,976,000   8,410,339
    Furusato Industries, Ltd.............................    50,600     692,972
    Futaba Corp..........................................   154,300   2,512,149
    Gecoss Corp..........................................   112,400   1,554,532
#   Glory, Ltd...........................................   274,400   9,148,870
    Hamakyorex Co., Ltd..................................    39,500   1,226,358
    Hanwa Co., Ltd....................................... 1,151,000   4,773,248
#   Harmonic Drive Systems, Inc..........................    38,700   1,482,311
#   Hazama Ando Corp.....................................   979,300   6,017,683
#   Hibiya Engineering, Ltd..............................   131,300   2,049,850
    Hisaka Works, Ltd....................................   115,000   1,019,906
#   Hitachi Koki Co., Ltd................................   297,400   2,513,415
    Hitachi Metals Techno, Ltd...........................    56,500     650,207
    Hitachi Transport System, Ltd........................   145,300   2,198,574
#   Hitachi Zosen Corp...................................   957,879   4,984,833
    Hokuetsu Industries Co., Ltd.........................    95,000     740,126
    Hokuriku Electrical Construction Co., Ltd............    64,000     342,473
    Hosokawa Micron Corp.................................   172,000   1,071,429
    Howa Machinery, Ltd..................................    70,500     518,122
    Ichiken Co., Ltd.....................................    87,000     181,152
    Ichinen Holdings Co., Ltd............................   100,300     769,091
    Idec Corp............................................   151,200   1,307,718
    Iino Kaiun Kaisha, Ltd...............................   392,800   2,215,553
#   Inaba Denki Sangyo Co., Ltd..........................   130,700   4,352,736

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
#   Inaba Seisakusho Co., Ltd.............................    58,800 $  821,465
    Inabata & Co., Ltd....................................   317,300  2,992,371
    Inui Steamship Co., Ltd...............................   128,800    405,058
#   Inui Warehouse Co., Ltd...............................    23,600    209,091
#   Iseki & Co., Ltd...................................... 1,003,000  2,522,607
    Ishii Iron Works Co., Ltd.............................    80,000    192,777
*   Ishikawa Seisakusho, Ltd..............................    37,000     42,256
    Itoki Corp............................................   205,900  1,498,263
    Iwasaki Electric Co., Ltd.............................   383,000    942,038
#   Iwatani Corp.......................................... 1,101,000  8,466,264
    Jalux, Inc............................................    40,800    503,168
    Jamco Corp............................................    80,000  1,448,510
    Japan Airport Terminal Co., Ltd.......................    45,700  1,546,948
#   Japan Foundation Engineering Co., Ltd.................   162,500    555,053
    Japan Pulp & Paper Co., Ltd...........................   469,000  1,509,250
#   Japan Steel Works, Ltd. (The)......................... 1,270,000  5,457,296
    Japan Transcity Corp..................................   249,000    884,858
#   JK Holdings Co., Ltd..................................    92,540    500,803
#*  Juki Corp.............................................   743,000  1,713,319
    Kamei Corp............................................   153,000  1,147,201
    Kanaden Corp..........................................   116,000    855,508
    Kanagawa Chuo Kotsu Co., Ltd..........................   192,000    964,621
    Kanamoto Co., Ltd.....................................   153,100  6,399,887
    Kandenko Co., Ltd.....................................   594,000  3,225,712
    Kanematsu Corp........................................ 2,253,625  4,032,227
*   Kanematsu-NNK Corp....................................   125,000    182,630
#   Katakura Industries Co., Ltd..........................   134,100  1,728,285
    Kato Works Co., Ltd...................................   296,000  2,102,606
#   KAWADA TECHNOLOGIES, Inc..............................    60,600  3,265,909
    Kawasaki Kinkai Kisen Kaisha, Ltd.....................    99,000    322,149
    Keihin Co., Ltd.......................................   245,000    392,370
*   KI Holdings Co., Ltd..................................    61,000    341,467
#   King Jim Co., Ltd.....................................    30,400    224,207
*   Kinki Sharyo Co., Ltd. (The)..........................   185,000    571,984
    Kintetsu World Express, Inc...........................    89,700  3,823,650
#   Kitagawa Iron Works Co., Ltd..........................   502,000    888,249
    Kitano Construction Corp..............................   242,000    618,165
    Kitazawa Sangyo Co., Ltd..............................    13,200     23,990
    Kito Corp.............................................    51,100  1,371,424
    Kitz Corp.............................................   508,700  2,934,224
*   Kobe Electric Railway Co., Ltd........................     6,000     20,736
#   Kobelco Eco-Solutions Co., Ltd........................    45,000    201,086
    Koike Sanso Kogyo Co., Ltd............................   149,000    353,544
    Kokusai Co., Ltd......................................    29,600    442,672
    Kokuyo Co., Ltd.......................................   492,325  3,996,929
    KOMAIHALTEC, Inc......................................   213,000    613,245
    Komatsu Wall Industry Co., Ltd........................    48,300  1,195,983
    Komori Corp...........................................   407,800  4,923,990
    Kondotec, Inc.........................................   114,100    757,393
    Kosaido Co., Ltd......................................   275,700  1,135,750
#   KRS Corp..............................................    37,200    377,796
*   Kumagai Gumi Co., Ltd................................. 1,109,000  3,013,991
#   Kuroda Electric Co., Ltd..............................   186,800  3,091,909

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Kyodo Printing Co., Ltd...............................   540,000 $1,996,999
    Kyokuto Boeki Kaisha, Ltd.............................    58,000    126,082
    Kyokuto Kaihatsu Kogyo Co., Ltd.......................   210,100  3,134,673
    Kyoritsu Printing Co., Ltd............................    18,800     52,196
    Kyosan Electric Manufacturing Co., Ltd................   278,000    998,430
    Kyowa Exeo Corp.......................................   482,300  6,682,085
    Kyudenko Corp.........................................   225,000  2,057,209
#   Link And Motivation, Inc..............................   192,500    302,248
#*  Lonseal Corp..........................................   116,000    165,686
    Maeda Corp............................................   845,000  7,174,922
#   Maeda Kosen Co., Ltd..................................    82,900    988,369
    Maeda Road Construction Co., Ltd......................   360,000  6,265,813
    Maezawa Industries, Inc...............................    35,700    124,229
    Maezawa Kasei Industries Co., Ltd.....................    50,700    532,274
    Maezawa Kyuso Industries Co., Ltd.....................    52,800    680,400
#   Makino Milling Machine Co., Ltd.......................   576,000  4,664,323
    Marubeni Construction Material Lease Co., Ltd.........    75,000    189,970
    Marufuji Sheet Piling Co., Ltd........................     7,000     29,818
    Maruka Machinery Co., Ltd.............................    28,100    379,511
    Maruyama Manufacturing Co., Inc.......................   237,000    618,251
#   Maruzen Showa Unyu Co., Ltd...........................   309,000  1,054,576
    Matsuda Sangyo Co., Ltd...............................    82,582  1,025,193
    Matsui Construction Co., Ltd..........................   128,600    518,869
    Max Co., Ltd..........................................   197,000  2,217,713
#   Meidensha Corp........................................ 1,064,050  4,547,614
#   Meiji Shipping Co., Ltd...............................   114,200    417,356
#   Meisei Industrial Co., Ltd............................   226,000  1,253,579
    Meitec Corp...........................................   171,900  5,667,634
    Meito Transportation Co., Ltd.........................    22,000    144,089
#   Meiwa Corp............................................   166,400    699,210
    Mesco, Inc............................................    22,000    159,606
    Mirait Holdings Corp..................................   381,285  3,791,527
    Mitani Corp...........................................    66,500  1,848,958
    Mitsubishi Nichiyu Forklift Co., Ltd..................   162,300  1,134,033
    Mitsubishi Pencil Co., Ltd............................   105,300  3,342,102
    Mitsuboshi Belting Co., Ltd...........................   299,000  1,805,844
    Mitsui Engineering & Shipbuilding Co., Ltd............ 4,721,000  9,608,014
#   Mitsui Matsushima Co., Ltd............................   761,000  1,005,739
#   Mitsui-Soko Co., Ltd..................................   463,000  2,038,913
    Mitsumura Printing Co., Ltd...........................    93,000    235,290
    Miura Co., Ltd........................................   142,500  5,123,293
#   Miyaji Engineering Group, Inc.........................   332,175    672,296
#   MonotaRO Co., Ltd.....................................   166,600  4,439,352
    Morita Holdings Corp..................................   239,000  2,396,713
#   Moshi Moshi Hotline, Inc..............................   245,400  2,394,629
    NAC Co., Ltd..........................................    56,000    773,649
    Nachi-Fujikoshi Corp..................................   988,000  6,952,388
    Nagase & Co., Ltd.....................................   243,100  2,985,783
    Nakabayashi Co., Ltd..................................   217,000    446,925
    Nakano Corp...........................................     5,500     18,817
#   Namura Shipbuilding Co., Ltd..........................   182,100  1,666,326
    Narasaki Sangyo Co., Ltd..............................    60,000    169,030
    NDS Co., Ltd..........................................   231,000    669,165

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    NEC Capital Solutions, Ltd............................    45,100 $  930,756
#   Nichias Corp..........................................   553,000  3,567,110
    Nichiban Co., Ltd.....................................   122,000    446,687
    Nichiden Corp.........................................    24,500    587,797
    Nichiha Corp..........................................   134,680  1,334,607
    Nichireki Co., Ltd....................................   152,000  1,514,652
    Nihon M&A Center, Inc.................................   168,900  4,730,302
#   Nihon Trim Co., Ltd...................................    28,400    901,593
    Nikkato Corp..........................................       700      2,773
    Nikko Co., Ltd........................................   149,000    684,448
    Nippo Corp............................................   315,000  5,510,303
    Nippon Air Conditioning Services Co., Ltd.............     7,300     54,305
#   Nippon Carbon Co., Ltd................................   663,000  1,193,410
    Nippon Conveyor Co., Ltd..............................   170,000    257,264
    Nippon Densetsu Kogyo Co., Ltd........................   213,500  3,405,711
    Nippon Filcon Co., Ltd................................    70,900    294,749
    Nippon Hume Corp......................................   112,000    755,234
    Nippon Jogesuido Sekkei Co., Ltd......................    29,500    371,224
    Nippon Kanzai Co., Ltd................................    43,000  1,073,027
    Nippon Koei Co., Ltd..................................   379,000  2,010,853
    Nippon Konpo Unyu Soko Co., Ltd.......................   327,500  5,612,337
#   Nippon Parking Development Co., Ltd................... 1,107,200  1,253,524
    Nippon Rietec Co., Ltd................................     7,000     53,867
    Nippon Road Co., Ltd. (The)...........................   395,000  2,215,524
    Nippon Seisen Co., Ltd................................   103,000    640,613
#   Nippon Sharyo, Ltd....................................   411,000  1,503,759
*   Nippon Sheet Glass Co., Ltd........................... 5,424,000  7,551,447
    Nippon Steel & Sumikin Bussan Corp....................   882,599  3,472,467
#   Nippon Steel & Sumikin Texeng Co., Ltd................   274,000  1,549,333
    Nippon Thompson Co., Ltd..............................   378,000  1,807,931
    Nippon Tungsten Co., Ltd..............................    62,000    126,425
    Nishi-Nippon Railroad Co., Ltd........................ 1,344,000  5,404,261
    Nishimatsu Construction Co., Ltd...................... 1,855,000  8,734,972
    Nishio Rent All Co., Ltd..............................    84,700  3,589,437
    Nissei ASB Machine Co., Ltd...........................    40,900    687,733
    Nissei Corp...........................................    37,900    361,443
    Nissei Plastic Industrial Co., Ltd....................   241,800  1,443,798
#   Nissha Printing Co., Ltd..............................    92,300  1,333,552
    Nisshinbo Holdings, Inc...............................   854,000  8,619,706
    Nissin Corp...........................................   377,000  1,116,607
#   Nissin Electric Co., Ltd..............................   284,000  1,646,834
    Nitta Corp............................................   112,800  2,729,371
    Nitto Boseki Co., Ltd.................................   911,000  3,982,517
#   Nitto Kogyo Corp......................................   149,000  3,115,914
    Nitto Kohki Co., Ltd..................................    68,300  1,370,956
    Nitto Seiko Co., Ltd..................................   138,000    514,427
#   Nittoc Construction Co., Ltd..........................   168,000    616,265
#   Nittoku Engineering Co., Ltd..........................    79,500    755,879
    Noda Corp.............................................   158,100    730,558
#   Nomura Co., Ltd.......................................   222,800  2,057,718
    Noritake Co., Ltd.....................................   597,000  1,657,192
    Noritz Corp...........................................   186,200  3,658,612
    NS United Kaiun Kaisha, Ltd...........................   591,000  1,359,282

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Obara Group, Inc......................................    73,500 $3,256,462
    Obayashi Road Corp....................................   175,000    909,636
    Odelic Co., Ltd.......................................    10,700    296,573
#   Oiles Corp............................................   140,542  3,500,798
    Okabe Co., Ltd........................................   224,300  2,892,172
*   Okamoto Machine Tool Works, Ltd.......................   166,000    213,146
    Okamura Corp..........................................   364,900  3,136,052
#   OKI Electric Cable Co., Ltd...........................    90,000    302,126
    OKK Corp..............................................   437,000    650,083
    OKUMA Corp............................................   845,000  7,771,254
    Okumura Corp..........................................   965,400  5,252,773
    Onoken Co., Ltd.......................................    77,000    881,573
    Organo Corp...........................................   225,000  1,118,732
    OSG Corp..............................................   410,700  7,116,171
    Outsourcing, Inc......................................    50,400    639,427
    Oyo Corp..............................................   109,600  1,856,912
#   Pasco Corp............................................   112,000    494,187
#   Pasona Group, Inc.....................................   121,500    671,721
#   Penta-Ocean Construction Co., Ltd..................... 1,646,000  5,973,876
    Pilot Corp............................................    88,700  3,912,827
#   Prestige International, Inc...........................    84,700    703,352
    Pronexus, Inc.........................................   133,200  1,026,857
    PS Mitsubishi Construction Co., Ltd...................    37,300    162,874
#   Raito Kogyo Co., Ltd..................................   296,600  2,059,151
    Rheon Automatic Machinery Co., Ltd....................    78,000    328,476
    Ryobi, Ltd............................................   730,200  2,375,294
    Sakai Heavy Industries, Ltd...........................   244,000    772,495
#   Sakai Moving Service Co., Ltd.........................    15,700    582,745
#*  Sanix, Inc............................................   156,900  1,854,331
    Sanki Engineering Co., Ltd............................   340,000  2,654,419
#   Sanko Metal Industrial Co., Ltd.......................   136,000    305,002
    Sankyo Tateyama, Inc..................................   171,000  3,462,728
    Sankyu, Inc........................................... 1,545,000  7,523,034
    Sanritsu Corp.........................................     4,200     21,135
    Sanwa Holdings Corp................................... 1,228,000  8,656,028
    Sanyo Denki Co., Ltd..................................   226,000  1,729,864
    Sanyo Engineering & Construction, Inc.................    48,000    236,971
    Sanyo Industries, Ltd.................................    99,000    200,903
#*  Sasebo Heavy Industries Co., Ltd......................   701,000    805,782
#   Sata Construction Co., Ltd............................   427,000    495,528
#   Sato Holdings Corp....................................   121,900  3,128,061
    Sato Shoji Corp.......................................    65,300    450,415
    SBS Holdings, Inc.....................................    26,900    177,942
    Secom Joshinetsu Co., Ltd.............................    33,900    887,028
    Seibu Electric Industry Co., Ltd......................    67,000    318,759
    Seika Corp............................................   322,000    847,561
    Seikitokyu Kogyo Co., Ltd.............................   906,000  1,036,507
    Seino Holdings Co., Ltd...............................   329,000  3,537,147
    Sekisui Jushi Corp....................................   169,600  2,311,503
#   Senko Co., Ltd........................................   497,000  2,553,572
#   Senshu Electric Co., Ltd..............................    37,300    558,854
    Shibusawa Warehouse Co., Ltd. (The)...................   265,000    899,994
#   Shibuya Kogyo Co., Ltd................................    80,600  2,293,742

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
#   Shima Seiki Manufacturing, Ltd........................   162,500 $3,108,069
    Shin Nippon Air Technologies Co., Ltd.................    88,780    684,975
    Shin-Keisei Electric Railway Co., Ltd.................   182,000    675,504
    Shinmaywa Industries, Ltd.............................   499,000  4,509,478
    Shinnihon Corp........................................   194,800    620,331
    Shinsho Corp..........................................   254,000    617,559
    Shinwa Co., Ltd.......................................     8,400    108,724
    Shoko Co., Ltd........................................   390,000    601,121
#   Showa Aircraft Industry Co., Ltd......................    11,237    130,617
    Sinfonia Technology Co., Ltd..........................   574,000    937,224
    Sinko Industries, Ltd.................................    94,200  1,054,982
    Sintokogio, Ltd.......................................   259,800  1,832,075
    Soda Nikka Co., Ltd...................................    67,000    292,443
#   Sodick Co., Ltd.......................................   266,400  1,845,272
    Sohgo Security Services Co., Ltd......................    89,300  2,028,629
    Sotetsu Holdings, Inc.................................   925,000  3,671,208
    Space Co., Ltd........................................    73,420    728,949
#   Srg Takamiya Co., Ltd.................................    30,200    466,257
    Star Micronics Co., Ltd...............................   221,600  3,047,826
    Subaru Enterprise Co., Ltd............................    59,000    211,937
    Sugimoto & Co., Ltd...................................    34,100    333,334
    Sumitomo Densetsu Co., Ltd............................   101,500  1,195,604
#*  Sumitomo Mitsui Construction Co., Ltd................. 4,136,800  4,667,090
#   Sumitomo Precision Products Co., Ltd..................   189,000    756,466
    Sumitomo Warehouse Co., Ltd. (The)....................   754,000  4,252,929
#*  SWCC Showa Holdings Co., Ltd.......................... 1,732,000  1,916,121
    Tadano, Ltd...........................................   213,579  3,710,535
    Taihei Dengyo Kaisha, Ltd.............................   193,000  1,462,245
    Taiheiyo Kouhatsu, Inc................................   374,000    362,186
    Taikisha, Ltd.........................................   162,300  3,768,608
    Takada Kiko Co., Ltd..................................    23,000     49,359
    Takano Co., Ltd.......................................    51,100    299,055
#   Takaoka Toko Co., Ltd.................................    44,820    628,682
    Takara Printing Co., Ltd..............................    38,055    296,858
    Takara Standard Co., Ltd..............................   509,000  4,618,641
    Takasago Thermal Engineering Co., Ltd.................   328,800  4,054,666
#   Takashima & Co., Ltd..................................   198,000    444,563
#   Takeei Corp...........................................   100,900  1,090,961
    Takeuchi Manufacturing Co., Ltd.......................    69,300  2,842,697
    Takigami Steel Construction Co., Ltd. (The)...........    50,000    238,496
    Takisawa Machine Tool Co., Ltd........................   349,000    698,618
#   Takuma Co., Ltd.......................................   401,000  2,431,447
    Tanseisha Co., Ltd....................................   137,800    919,654
#   Tatsuta Electric Wire and Cable Co., Ltd..............   283,600  1,631,029
    TECHNO ASSOCIE Co., Ltd...............................    58,400    551,179
    Techno Ryowa, Ltd.....................................    71,390    346,875
    Teikoku Electric Manufacturing Co., Ltd...............    46,000  1,194,754
    Teikoku Sen-I Co., Ltd................................   119,000  2,383,056
#   Tekken Corp...........................................   308,000  1,135,189
    Teraoka Seisakusho Co., Ltd...........................    53,600    194,028
#   Toa Corp.............................................. 1,086,000  1,931,910
    TOA ROAD Corp.........................................   252,000  1,040,915
#*  Tobishima Corp........................................   913,000  1,439,083

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Industrials -- (Continued)
       Tocalo Co., Ltd..................................    81,900 $1,398,971
   #   Toda Corp........................................ 1,143,000  4,896,089
       Toenec Corp......................................   212,000  1,160,951
       TOKAI Holdings Corp..............................   495,700  2,096,208
       Tokai Lease Co., Ltd.............................   154,000    300,851
       Tokyo Energy & Systems, Inc......................   143,000    857,450
       Tokyo Keiki, Inc.................................   342,000    882,824
   #*  Tokyo Kikai Seisakusho, Ltd......................   225,000    190,311
       Tokyo Sangyo Co., Ltd............................    81,000    318,286
       Toli Corp........................................   252,000    541,252
       Tomoe Corp.......................................   150,100    622,802
       Tomoe Engineering Co., Ltd.......................    36,200    579,702
       Tonami Holdings Co., Ltd.........................   331,000    764,657
       Toppan Forms Co., Ltd............................   291,800  2,851,986
   #   Torishima Pump Manufacturing Co., Ltd............   111,200    985,764
   #   Toshiba Machine Co., Ltd.........................   662,000  2,941,293
       Toshiba Plant Systems & Services Corp............   236,050  3,743,610
   #   Tosho Printing Co., Ltd..........................   243,000  1,147,009
       Totetsu Kogyo Co., Ltd...........................   146,800  3,599,952
   #   Toyo Construction Co., Ltd.......................   359,600  1,487,967
   #   Toyo Denki Seizo - Toyo Electric Manufacturing
         Co., Ltd.......................................   213,000    906,274
   #   Toyo Engineering Corp............................   653,400  2,876,771
       Toyo Machinery & Metal Co., Ltd..................    55,900    280,007
   #   Toyo Tanso Co., Ltd..............................    68,900  1,689,966
   #   Toyo Wharf & Warehouse Co., Ltd..................   323,000    711,384
   #   Trancom Co., Ltd.................................    42,400  1,685,090
       Trinity Industrial Corp..........................    19,000     80,595
       Trusco Nakayama Corp.............................   108,900  2,739,640
       Tsubakimoto Chain Co.............................   785,700  6,705,655
       Tsubakimoto Kogyo Co., Ltd.......................   117,000    335,644
   #*  Tsudakoma Corp...................................   272,000    376,902
   #   Tsugami Corp.....................................   368,000  1,867,547
       Tsukishima Kikai Co., Ltd........................   128,700  1,424,842
       Tsurumi Manufacturing Co., Ltd...................    94,000  1,253,598
       TTK Co., Ltd.....................................    62,000    284,265
       Uchida Yoko Co., Ltd.............................   331,000  1,197,404
   #   Ueki Corp........................................   364,000    790,186
       Union Tool Co....................................    64,700  1,704,318
       Ushio, Inc.......................................   266,700  3,183,080
       Utoc Corp........................................    92,900    332,585
       Wakachiku Construction Co., Ltd.................. 1,204,000  1,632,505
       Wakita & Co., Ltd................................   203,700  2,385,149
       Weathernews, Inc.................................    37,900  1,151,926
   #   Yahagi Construction Co., Ltd.....................   158,800  1,207,509
       YAMABIKO Corp....................................    41,382  1,622,116
       Yamato Corp......................................    82,000    286,349
       Yamaura Corp.....................................    23,600     75,543
       Yamazen Corp.....................................   305,500  2,419,138
       Yasuda Logistics Corp............................   100,100  1,021,555
       Yokogawa Bridge Holdings Corp....................   181,100  2,717,659
       Yondenko Corp....................................   132,800    543,340
       Yuasa Trading Co., Ltd...........................   996,000  2,107,535
       Yuken Kogyo Co., Ltd.............................   183,000    429,529

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Industrials -- (Continued)
#   Yumeshin Holdings Co., Ltd..........................   109,400 $  1,036,892
    Yurtec Corp.........................................   256,000    1,579,819
    Yusen Logistics Co., Ltd............................   103,200    1,192,066
#   Zuiko Corp..........................................    15,700      813,108
                                                                   ------------
Total Industrials.......................................            744,086,617
                                                                   ------------
Information Technology -- (10.7%)
    A&D Co., Ltd........................................   123,700      641,758
    Ai Holdings Corp....................................   255,500    4,726,326
    Aichi Tokei Denki Co., Ltd..........................   192,000      571,452
#   Aiphone Co., Ltd....................................    84,900    1,586,028
    Allied Telesis Holdings K.K.........................   470,700      393,725
    Alpha Systems, Inc..................................    35,560      521,270
#   Amano Corp..........................................   361,100    4,197,574
    Anritsu Corp........................................   754,100    7,186,044
    AOI Electronic Co., Ltd.............................    35,200    1,020,180
    Argo Graphics, Inc..................................    25,600      427,876
#   Arisawa Manufacturing Co., Ltd......................   186,600    1,267,416
    Asahi Net, Inc......................................    74,000      363,778
    Axell Corp..........................................    45,200      714,515
    Azbil Corp..........................................   179,100    4,506,461
#   Bit-isle, Inc.......................................   119,600      723,239
    CAC Holdings Corp...................................    72,400      816,526
    Canon Electronics, Inc..............................   131,000    2,510,221
#   Capcom Co., Ltd.....................................   244,600    4,467,642
    Chino Corp..........................................    33,000      427,332
#*  CMK Corp............................................   263,200      680,455
    Computer Engineering & Consulting, Ltd..............    69,400      474,946
    CONEXIO Corp........................................   114,100    1,001,745
    Core Corp...........................................    37,100      267,523
    Cresco, Ltd.........................................    23,200      271,354
#   CROOZ, Inc..........................................    32,000    1,154,285
    Cybernet Systems Co., Ltd...........................    12,000       43,883
    Cybozu, Inc.........................................   115,700      464,629
#   Dai-ichi Seiko Co., Ltd.............................    53,200      896,665
#   Dainippon Screen Manufacturing Co., Ltd............. 1,178,000    5,429,159
#   Daishinku Corp......................................   193,000      715,228
    Daito Electron Co., Ltd.............................     5,900       24,299
    Daiwabo Holdings Co., Ltd........................... 1,152,000    2,198,598
    Denki Kogyo Co., Ltd................................   319,000    1,959,021
    DKK-Toa Corp........................................    38,200      199,350
    DTS Corp............................................   116,100    2,285,246
#   Dwango Co., Ltd.....................................   121,000    2,860,660
    Eizo Corp...........................................   103,100    2,615,987
    Elecom Co., Ltd.....................................    48,300    1,232,779
    Elematec Corp.......................................    40,571      754,538
    EM Systems Co., Ltd.................................    18,500      312,108
#   Enplas Corp.........................................    49,900    2,999,034
    ESPEC Corp..........................................   123,100    1,062,173
    Excel Co., Ltd......................................    37,600      766,000
    F@N Communications, Inc.............................   179,100    2,747,184
    Faith, Inc..........................................    27,910      291,213
#*  FDK Corp............................................   555,000      997,685

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
Information Technology -- (Continued)
#   Ferrotec Corp........................................... 179,000 $1,347,874
    Fuji Electronics Co., Ltd...............................  55,100    710,894
    Fuji Soft, Inc.......................................... 120,000  2,673,562
    Fujitsu Frontech, Ltd...................................  77,500  1,067,622
    Furuno Electric Co., Ltd................................  86,500    700,501
    Furuya Metal Co., Ltd...................................  10,800    295,364
    Future Architect, Inc................................... 116,700    619,207
#   GMO internet, Inc....................................... 376,100  4,103,588
#   GMO Payment Gateway, Inc................................  40,700  1,840,885
#   Gurunavi, Inc........................................... 169,000  3,170,200
    Hakuto Co., Ltd.........................................  85,700    881,562
#   Hioki EE Corp...........................................  45,400    810,254
    Hitachi Kokusai Electric, Inc........................... 285,500  3,828,741
    Hochiki Corp............................................ 100,000    916,103
#   Hokuriku Electric Industry Co., Ltd..................... 428,000    686,277
    Horiba, Ltd............................................. 218,850  7,634,083
#   Hosiden Corp............................................ 351,400  2,108,896
    I-Net Corp..............................................  49,300    392,286
    Icom, Inc...............................................  49,700  1,221,986
#   Ikegami Tsushinki Co., Ltd.............................. 268,000    319,677
    Imagica Robot Holdings, Inc.............................  41,800    206,870
    Ines Corp............................................... 202,300  1,586,033
#   Infocom Corp............................................  73,800    689,775
#   Infomart Corp...........................................   9,500    197,251
    Information Services International-Dentsu, Ltd..........  76,700  1,001,829
    Innotech Corp...........................................  92,200    429,643
#   Internet Initiative Japan, Inc.......................... 176,400  3,871,230
    Iriso Electronics Co., Ltd..............................  47,800  2,956,386
    IT Holdings Corp........................................ 463,201  8,455,513
    Itfor, Inc..............................................  99,500    421,140
    Iwatsu Electric Co., Ltd................................ 541,000    495,832
#   Japan Aviation Electronics Industry, Ltd................ 349,600  7,193,728
#   Japan Digital Laboratory Co., Ltd....................... 117,300  2,105,225
*   Japan Radio Co., Ltd.................................... 318,000  1,320,446
    Jastec Co., Ltd.........................................  61,400    499,071
#   JBCC Holdings, Inc......................................  84,900    658,354
#*  Justsystems Corp........................................ 165,300  1,327,089
#   Kaga Electronics Co., Ltd............................... 116,400  1,452,660
    Kanematsu Electronics, Ltd..............................  83,100  1,150,011
    Koa Corp................................................ 192,900  2,116,123
    Koei Tecmo Holdings Co., Ltd............................ 146,230  2,142,642
    Kyoden Co., Ltd.........................................   1,300      2,367
#   Kyoei Sangyo Co., Ltd...................................  97,000    229,223
    Kyowa Electronics Instruments Co., Ltd.................. 111,000    613,398
    LAC Co., Ltd............................................  71,500    461,245
#   Lasertec Corp...........................................  37,500    382,234
#*  Livesense, Inc..........................................  59,900    582,591
    Macnica, Inc............................................  57,900  1,900,693
    Marubun Corp............................................  98,500    586,177
#   Maruwa Co., Ltd.........................................  53,800  1,955,733
    Marvelous, Inc.......................................... 166,900  2,443,756
    Megachips Corp.......................................... 112,600  1,580,817
    Meiko Electronics Co., Ltd..............................  99,100    521,321

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Information Technology -- (Continued)
    Melco Holdings, Inc...................................    77,000 $1,661,725
#   Micronics Japan Co., Ltd..............................    77,100  5,525,666
    Mimasu Semiconductor Industry Co., Ltd................    94,181    844,361
#   Miraial Co., Ltd......................................    33,800    569,020
    Miroku Jyoho Service Co., Ltd.........................    99,500    498,702
    Mitsubishi Research Institute, Inc....................    23,300    545,015
#   Mitsui High-Tec, Inc..................................   148,400  1,000,467
    Mitsui Knowledge Industry Co., Ltd....................   364,300    635,355
#   Mitsumi Electric Co., Ltd.............................   560,900  4,173,831
    MTI, Ltd..............................................    86,800    858,817
#   Mutoh Holdings Co., Ltd...............................   101,000    480,363
    Nagano Keiki Co., Ltd.................................     5,500     36,492
    Nakayo Telecommunications, Inc........................   411,000  1,636,388
    NEC Networks & System Integration Corp................   140,600  3,443,875
#   NET One Systems Co., Ltd..............................   493,600  3,262,934
*   New Japan Radio Co., Ltd..............................    85,000    359,201
    Nichicon Corp.........................................   316,500  2,466,790
    Nidec Copal Electronics Corp..........................    87,400    780,591
    NIFTY Corp............................................    47,400    738,548
#   Nihon Dempa Kogyo Co., Ltd............................   105,700  1,115,358
    Nihon Unisys, Ltd.....................................   305,675  2,767,043
#   Nippon Ceramic Co., Ltd...............................    88,600  1,410,020
#*  Nippon Chemi-Con Corp.................................   943,000  2,449,774
    Nippon Kodoshi Corp...................................     6,200     73,706
    Nippon Signal Co., Ltd. (The).........................   319,600  2,993,694
    Nippon Systemware Co., Ltd............................    27,900    188,347
    Nohmi Bosai, Ltd......................................   135,000  2,055,964
    Noritsu Koki Co., Ltd.................................   101,700    641,668
    NS Solutions Corp.....................................    97,800  2,823,135
    NSD Co., Ltd..........................................   193,700  2,669,060
#   Nuflare Technology, Inc...............................    19,000    986,800
    Ohara, Inc............................................    47,600    269,219
#   Oizumi Corp...........................................    25,200    250,291
    Okaya Electric Industries Co., Ltd....................    73,000    266,941
    Oki Electric Industry Co., Ltd........................ 4,144,000  9,195,923
    ONO Sokki Co., Ltd....................................    57,000    515,700
    Optex Co., Ltd........................................    62,200  1,345,871
#   Origin Electric Co., Ltd..............................   168,000    558,865
#   Osaki Electric Co., Ltd...............................   173,000    959,554
    Panasonic Industrial Devices SUNX Co., Ltd............   110,800    545,574
    Panasonic Information Systems.........................    15,700    412,450
    PCA Corp..............................................     2,500     33,532
    Riken Keiki Co., Ltd..................................    82,300    874,663
    Riso Kagaku Corp......................................    91,800  2,681,938
    Roland DG Corp........................................    33,100  1,246,012
    Ryoden Trading Co., Ltd...............................   173,000  1,267,691
    Ryosan Co., Ltd.......................................   189,600  4,057,334
#   Ryoyo Electro Corp....................................   113,200  1,254,953
    Sanken Electric Co., Ltd..............................   633,000  5,123,319
    Sanshin Electronics Co., Ltd..........................   154,200  1,244,803
    Satori Electric Co., Ltd..............................    79,080    507,813
    Saxa Holdings, Inc....................................   307,000    491,571
    Shibaura Electronics Co., Ltd.........................    17,700    353,054

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
Information Technology -- (Continued)
#   Shibaura Mechatronics Corp............................ 206,000 $    601,456
    Shindengen Electric Manufacturing Co., Ltd............ 417,000    2,380,002
#*  Shinkawa, Ltd.........................................  68,300      315,877
    Shinko Electric Industries Co., Ltd................... 408,000    3,627,162
    Shinko Shoji Co., Ltd................................. 125,200    1,124,242
    Shizuki Electric Co., Inc............................. 103,000      481,694
    Siix Corp.............................................  87,200    1,615,331
    SMK Corp.............................................. 347,000    1,466,446
#   SMS Co., Ltd..........................................  59,900    1,449,786
#   Softbank Technology Corp..............................  23,100      340,398
*   Softbrain Co., Ltd....................................  31,100       70,902
    Soshin Electric Co., Ltd..............................   4,600       16,970
    SRA Holdings..........................................  51,300      875,258
    Sumida Corp...........................................  88,749      621,599
    Sun-Wa Technos Corp...................................  22,900      228,187
    Systena Corp.......................................... 120,000      904,417
#   Tabuchi Electric Co., Ltd............................. 138,000    1,360,281
    Tachibana Eletech Co., Ltd............................  64,900      880,460
#   Taiyo Yuden Co., Ltd.................................. 619,100    6,602,795
#   Tamura Corp........................................... 435,000    1,736,450
#*  Teac Corp............................................. 615,000      373,511
    Teikoku Tsushin Kogyo Co., Ltd........................ 215,000      391,431
    TKC Corp.............................................. 110,100    2,328,988
#   Toko, Inc............................................. 176,000      495,916
#   Tokyo Electron Device, Ltd............................  35,800      501,054
    Tokyo Seimitsu Co., Ltd............................... 228,600    4,054,077
    Tomen Devices Corp....................................   2,400       41,667
    Tomen Electronics Corp................................  61,000      980,196
#   Topcon Corp...........................................  74,000    1,690,949
    Tose Co., Ltd.........................................  22,100      160,417
    Toshiba TEC Corp...................................... 697,000    4,571,783
    Toukei Computer Co., Ltd..............................  26,810      368,757
#   Towa Corp............................................. 117,100      664,087
    Toyo Corp............................................. 153,600    1,714,103
#   Transcosmos, Inc...................................... 142,100    3,031,122
    UKC Holdings Corp.....................................  61,000      952,192
*   Ulvac, Inc............................................ 238,300    4,742,580
    Uniden Corp........................................... 377,000      912,061
    UT Holdings Co., Ltd.................................. 172,500    1,003,637
    Vitec Co., Ltd........................................   6,600       53,113
#   Wacom Co., Ltd........................................ 834,000    3,823,737
    Wellnet Corp..........................................  31,500      525,476
    Y A C Co., Ltd........................................  37,700      248,483
#   Yamaichi Electronics Co., Ltd.........................  91,500      588,526
    Yashima Denki Co., Ltd................................   9,700       52,750
    Yokowo Co., Ltd.......................................  84,300      437,590
#   Zappallas, Inc........................................  52,200      315,896
    Zuken, Inc............................................  94,600      922,798
                                                                   ------------
Total Information Technology..............................          304,437,469
                                                                   ------------
Materials -- (9.8%)
    Achilles Corp......................................... 874,000    1,223,083
    ADEKA Corp............................................ 499,300    6,883,481

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Materials -- (Continued)
    Agro-Kanesho Co., Ltd.................................    15,300 $  124,277
    Aichi Steel Corp......................................   631,000  2,499,433
    Alconix Corp..........................................    52,400    788,414
    Arakawa Chemical Industries, Ltd......................    80,800    989,777
#   Araya Industrial Co., Ltd.............................   276,000    431,165
#   Asahi Holdings, Inc...................................   142,450  2,455,056
    Asahi Organic Chemicals Industry Co., Ltd.............   391,000    825,740
    Asahi Printing Co., Ltd...............................       800     17,523
#   C Uyemura & Co., Ltd..................................    17,800    973,078
    Carlit Holdings Co., Ltd..............................    67,500    359,273
    Chuetsu Pulp & Paper Co., Ltd.........................   568,000    998,972
*   Chugai Mining Co., Ltd................................ 1,012,400    305,191
    Chugoku Marine Paints, Ltd............................   348,000  2,634,279
*   Co-Op Chemical Co., Ltd...............................   159,000    175,814
    Dai Nippon Toryo Co., Ltd.............................   715,000  1,105,089
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.................    10,000    273,430
#   Daiken Corp...........................................   401,000  1,103,464
#   Daiki Aluminium Industry Co., Ltd.....................   142,000    447,931
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd.................................................   376,000  1,788,674
#   Daio Paper Corp.......................................   538,500  4,714,184
#   Daiso Co., Ltd........................................   411,000  1,393,150
    DC Co., Ltd...........................................   113,900    553,474
    Denki Kagaku Kogyo K.K................................ 1,122,000  4,191,541
#   DKS Co., Ltd..........................................   208,000    898,750
    Dynapac Co., Ltd......................................    25,000     63,267
    Earth Chemical Co., Ltd...............................    63,500  2,459,528
#   FP Corp...............................................   143,200  4,859,046
    Fuji Seal International, Inc..........................   126,300  3,683,178
    Fujikura Kasei Co., Ltd...............................   138,000    713,157
    Fujimi, Inc...........................................   108,700  1,494,994
    Fujimori Kogyo Co., Ltd...............................    73,900  2,634,205
    Fumakilla, Ltd........................................    45,000    132,441
    Fuso Chemical Co., Ltd................................     2,900    100,244
    Godo Steel, Ltd.......................................   899,000  1,480,781
    Gun-Ei Chemical Industry Co., Ltd.....................   276,000  1,017,350
    Harima Chemicals Group, Inc...........................    73,300    338,564
    Hodogaya Chemical Co., Ltd............................   298,000    541,564
    Hokkan Holdings, Ltd..................................   283,000    802,555
    Hokko Chemical Industry Co., Ltd......................    90,000    323,328
#   Hokuetsu Kishu Paper Co., Ltd.........................   862,199  3,799,639
    Honshu Chemical Industry Co., Ltd.....................    14,000    110,395
#   Ihara Chemical Industry Co., Ltd......................   211,000  1,842,368
    Ise Chemical Corp.....................................    83,000    583,524
*   Ishihara Sangyo Kaisha, Ltd........................... 1,898,500  1,799,072
    Ishizuka Glass Co., Ltd...............................   119,000    245,259
    JCU Corp..............................................    12,500    830,676
#   JSP Corp..............................................   103,900  1,795,181
*   Kanto Denka Kogyo Co., Ltd............................   110,000    269,341
    Katakura Chikkarin Co., Ltd...........................    43,000    111,344
    Kawakin Holdings Co., Ltd.............................    11,000     29,520
    Kawasaki Kasei Chemicals, Ltd.........................    84,000    133,302
    Kimoto Co., Ltd.......................................   212,400    629,673
    Koatsu Gas Kogyo Co., Ltd.............................   163,493    966,325

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Materials -- (Continued)
    Kogi Corp............................................    30,000 $    67,188
    Kohsoku Corp.........................................    61,900     566,767
    Konishi Co., Ltd.....................................    87,400   1,888,929
    Krosaki Harima Corp..................................   270,000     637,737
    Kumiai Chemical Industry Co., Ltd....................   271,000   1,757,797
#   Kureha Corp..........................................   736,500   3,928,127
    Kurimoto, Ltd........................................   702,000   1,668,286
#   Kyoei Steel, Ltd.....................................    98,200   1,802,159
    Kyowa Leather Cloth Co., Ltd.........................    71,700     408,704
    Lintec Corp..........................................   264,300   5,392,515
#   MEC Co., Ltd.........................................    89,300     913,631
    Mitani Sekisan Co., Ltd..............................    17,000     254,805
*   Mitsubishi Paper Mills, Ltd.......................... 1,590,000   1,371,096
    Mitsubishi Steel Manufacturing Co., Ltd..............   764,000   1,673,091
#   Mitsui Mining & Smelting Co., Ltd.................... 3,499,000  10,387,716
#   MORESCO Corp.........................................    35,900     630,824
    Mory Industries, Inc.................................   156,000     622,731
*   Nakayama Steel Works, Ltd............................   652,000     549,630
    Neturen Co., Ltd.....................................   161,500   1,230,584
#*  New Japan Chemical Co., Ltd..........................   182,300     460,454
    Nichia Steel Works, Ltd..............................   175,900     543,653
    Nihon Kagaku Sangyo Co., Ltd.........................    78,000     540,345
    Nihon Nohyaku Co., Ltd...............................   259,000   2,789,289
    Nihon Parkerizing Co., Ltd...........................   275,800   6,087,988
    Nihon Yamamura Glass Co., Ltd........................   491,000     797,000
#   Nippon Carbide Industries Co., Inc...................   447,000   1,191,289
*   Nippon Chemical Industrial Co., Ltd..................   491,000     703,494
    Nippon Chutetsukan K.K...............................   113,000     255,334
#   Nippon Concrete Industries Co., Ltd..................   209,000   1,066,616
#   Nippon Denko Co., Ltd................................   655,814   2,078,324
    Nippon Fine Chemical Co., Ltd........................    85,600     571,872
    Nippon Kasei Chemical Co., Ltd.......................   192,000     272,282
#*  Nippon Kinzoku Co., Ltd..............................   277,000     402,376
*   Nippon Koshuha Steel Co., Ltd........................   458,000     511,899
    Nippon Light Metal Holdings Co., Ltd................. 3,123,500   5,294,455
    Nippon Pillar Packing Co., Ltd.......................   115,200     922,614
    Nippon Soda Co., Ltd.................................   847,000   4,621,725
    Nippon Synthetic Chemical Industry Co., Ltd. (The)...   289,000   2,238,673
#   Nippon Valqua Industries, Ltd........................   465,000   1,366,700
#*  Nippon Yakin Kogyo Co., Ltd..........................   379,100   1,179,059
    Nisshin Steel Co., Ltd...............................   453,992   6,130,134
#   Nitta Gelatin, Inc...................................    13,500     118,974
    Nittetsu Mining Co., Ltd.............................   375,000   1,613,350
    Nitto FC Co., Ltd....................................    72,000     443,648
    NOF Corp.............................................   833,000   5,807,755
    Okamoto Industries, Inc..............................   414,000   1,444,663
    Okura Industrial Co., Ltd............................   305,000   1,125,870
    Osaka Organic Chemical Industry, Ltd.................    66,000     282,016
    Osaka Steel Co., Ltd.................................    79,500   1,470,581
#   OSAKA Titanium Technologies Co., Ltd.................    91,300   2,475,509
*   Pacific Metals Co., Ltd..............................   828,000   4,073,120
    Pack Corp. (The).....................................    76,300   1,510,239
#*  Rasa Industries, Ltd.................................   459,000     672,048

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Materials -- (Continued)
    Rengo Co., Ltd...................................... 1,318,000 $  6,021,004
    Riken Technos Corp..................................   203,000    1,000,596
    Sakai Chemical Industry Co., Ltd....................   547,000    1,738,599
    Sakata INX Corp.....................................   242,000    2,373,640
#   Sanyo Chemical Industries, Ltd......................   356,000    2,376,995
    Sanyo Special Steel Co., Ltd........................   635,300    2,854,411
    Sekisui Plastics Co., Ltd...........................   240,000      685,223
    Shikoku Chemicals Corp..............................   239,000    1,626,433
    Shin-Etsu Polymer Co., Ltd..........................   249,100    1,352,415
    Shinagawa Refractories Co., Ltd.....................   257,000      610,914
    Shinko Wire Co., Ltd................................   184,000      325,708
    Stella Chemifa Corp.................................    53,600      726,104
    Sumitomo Bakelite Co., Ltd.......................... 1,158,000    4,594,843
#   Sumitomo Osaka Cement Co., Ltd...................... 2,274,000    8,174,698
#   Sumitomo Seika Chemicals Co., Ltd...................   281,000    1,909,104
    T Hasegawa Co., Ltd.................................   122,900    1,869,733
    T&K Toka Co., Ltd...................................    35,100      741,541
#   Taisei Lamick Co., Ltd..............................    27,600      715,570
    Taiyo Holdings Co., Ltd.............................    93,300    2,879,095
#   Takasago International Corp.........................   433,000    2,064,031
    Takiron Co., Ltd....................................   304,000    1,726,755
*   Tanaka Chemical Corp................................     1,100        5,247
    Tayca Corp..........................................   159,000      584,876
    Tenma Corp..........................................    87,000    1,360,468
#   Toagosei Co., Ltd................................... 1,276,000    5,376,092
#*  Toda Kogyo Corp.....................................   220,000      633,383
#*  Toho Titanium Co., Ltd..............................    83,500      683,059
    Toho Zinc Co., Ltd..................................   758,000    3,581,146
    Tokai Carbon Co., Ltd............................... 1,202,000    3,438,494
    Tokushu Tokai Paper Co., Ltd........................   551,580    1,191,154
    Tokuyama Corp....................................... 2,155,000    7,380,144
    Tokyo Ohka Kogyo Co., Ltd...........................   176,300    4,220,528
#*  Tokyo Rope Manufacturing Co., Ltd...................   134,000      234,948
#   Tokyo Steel Manufacturing Co., Ltd..................   654,900    3,928,710
    Tokyo Tekko Co., Ltd................................   232,000    1,232,527
    Tomoegawa Co., Ltd..................................   125,000      236,816
    Tomoku Co., Ltd.....................................   320,000      915,815
    Topy Industries, Ltd................................ 1,126,000    2,336,147
    Toyo Ink SC Holdings Co., Ltd....................... 1,076,000    5,097,284
    Toyo Kohan Co., Ltd.................................   291,000    1,687,217
    Toyobo Co., Ltd..................................... 4,867,000    7,877,509
    TYK Corp............................................   138,000      292,118
#   UACJ Corp........................................... 1,301,415    5,141,183
    Wood One Co., Ltd...................................   169,000      505,283
    Yodogawa Steel Works, Ltd...........................   786,500    3,509,850
    Yuki Gosei Kogyo Co., Ltd...........................    64,000      161,395
    Yushiro Chemical Industry Co., Ltd..................    61,000      771,111
                                                                   ------------
Total Materials.........................................            277,509,645
                                                                   ------------
Telecommunication Services -- (0.3%)
#*  Japan Communications, Inc...........................   627,700    7,166,875

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                       SHARES       VALUE++
                                                      ---------- --------------
Telecommunication Services -- (Continued)
    Okinawa Cellular Telephone Co....................     37,500 $    1,103,717
                                                                 --------------
Total Telecommunication Services.....................                 8,270,592
                                                                 --------------
Utilities -- (0.4%)
#   Hokkaido Gas Co., Ltd............................    265,000        729,165
    Hokuriku Gas Co., Ltd............................     99,000        253,826
    K&O Energy Group, Inc............................     77,500      1,137,271
    Okinawa Electric Power Co., Inc. (The)...........     93,671      3,003,619
    Saibu Gas Co., Ltd...............................  1,754,000      4,420,159
    Shizuoka Gas Co., Ltd............................    307,000      2,022,249
                                                                 --------------
Total Utilities                                                      11,566,289
                                                                 --------------
TOTAL COMMON STOCKS..................................             2,518,773,303
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                      ---------- --------------
SECURITIES LENDING COLLATERAL -- (11.2%)
(S)@ DFA Short Term Investment Fund.................. 27,419,988    317,249,263
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,561,783,646)^^............................            $2,836,022,566
                                                                 ==============

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary.....         -- $  517,306,539   --    $  517,306,539
   Consumer Staples...........         --    224,237,338   --       224,237,338
   Energy.....................         --     26,836,371   --        26,836,371
   Financials................. $5,232,726    269,328,798   --       274,561,524
   Health Care................         --    129,960,919   --       129,960,919
   Industrials................         --    744,086,617   --       744,086,617
   Information Technology.....         --    304,437,469   --       304,437,469
   Materials..................         --    277,509,645   --       277,509,645
   Telecommunication Services.         --      8,270,592   --         8,270,592
   Utilities..................         --     11,566,289   --        11,566,289
Securities Lending Collateral.         --    317,249,263   --       317,249,263
                               ---------- --------------   --    --------------
TOTAL......................... $5,232,726 $2,830,789,840   --    $2,836,022,566
                               ========== ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
  COMMON STOCKS -- (79.5%)
  AUSTRALIA -- (42.2%)
  *   AAT Corp., Ltd...................................        99 $        --
  *   ABM Resources NL.................................   289,660     110,266
  #   Acrux, Ltd.......................................   341,904     573,146
      Adelaide Brighton, Ltd........................... 3,150,872  10,626,177
  #*  Aditya Birla Minerals, Ltd.......................   837,590     217,529
  *   AED Oil, Ltd.....................................   363,401          --
  #   Ainsworth Game Technology, Ltd...................   652,203   2,266,676
  #*  AJ Lucas Group, Ltd..............................   317,969     227,047
  #*  Alchemia, Ltd....................................   459,735     240,152
  #*  Alkane Resources, Ltd............................ 1,255,636     313,271
  *   Alliance Resources, Ltd..........................   399,488      53,571
  #   Altium, Ltd......................................    58,344     134,065
  *   Altona Mining, Ltd............................... 1,108,169     233,481
      AMA Group, Ltd...................................    15,236       4,204
      Amalgamated Holdings, Ltd........................   473,425   4,177,012
  #   Amcom Telecommunications, Ltd.................... 1,771,090   3,353,502
      Ansell, Ltd......................................   474,660   8,332,975
  #*  Antares Energy, Ltd.............................. 1,184,542     649,438
      AP Eagers, Ltd...................................   241,566   1,296,538
  *   APN News & Media, Ltd............................ 4,353,706   3,161,829
  #*  Aquarius Platinum, Ltd........................... 5,081,186   2,114,185
  *   Arafura Resources, Ltd...........................   326,113      25,701
  #   ARB Corp., Ltd...................................   412,737   4,657,867
      Aristocrat Leisure, Ltd.......................... 3,124,863  16,392,313
      Arrium, Ltd...................................... 9,239,983   6,942,796
  #*  ASG Group, Ltd...................................   642,515     284,349
  *   Atlantic, Ltd....................................    21,276       2,590
  #   Atlas Iron, Ltd.................................. 5,851,795   3,403,156
  *   Aurelia Metals, Ltd..............................   104,200      36,797
  #   Ausdrill, Ltd.................................... 1,773,892   1,774,017
  #   Ausenco, Ltd.....................................   769,338     427,597
  *   Austal, Ltd...................................... 1,143,433   1,255,584
  #   Austbrokers Holdings, Ltd........................   207,420   1,922,633
  #   Austin Engineering, Ltd..........................   279,815     426,507
  *   Austpac Resources NL.............................    94,932       1,874
  #*  Australian Agricultural Co., Ltd................. 2,345,437   2,698,495
  #*  Australian Infrastructure Fund, Ltd.............. 3,606,473      16,757
  #   Australian Pharmaceutical Industries, Ltd........ 2,474,051   1,372,749
      Australian Vintage, Ltd.......................... 4,096,187   1,420,637
      Automotive Holdings Group, Ltd................... 1,437,801   5,166,380
  *   Avanco Resources, Ltd............................ 2,444,368     218,201
  #   Aveo Group.......................................   156,754     311,940
  *   AVJennings, Ltd.................................. 7,259,050   3,876,365
  #*  AWE, Ltd......................................... 3,348,130   5,601,284
  #*  Bandanna Energy, Ltd.............................   337,935      26,380
      BC Iron, Ltd.....................................   889,359   2,768,082
      Beach Energy, Ltd................................ 9,214,434  14,334,432
  *   Beadell Resources, Ltd........................... 1,102,043     524,430
  #   Bega Cheese, Ltd.................................   336,684   1,515,687
  #   Bentham IMF, Ltd.................................   584,499   1,144,071
  #*  Berkeley Resources, Ltd..........................   434,006     126,937

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  AUSTRALIA -- (Continued)
  #*  Billabong International, Ltd..................... 3,878,153 $ 1,912,719
  #*  Bionomics, Ltd...................................   257,150     115,723
  #   Blackmores, Ltd..................................    80,675   2,127,925
  *   BlueScope Steel, Ltd............................. 1,645,807   9,458,682
  #*  Boart Longyear, Ltd.............................. 2,737,139     461,454
  *   Boom Logistics, Ltd..............................   916,361     126,036
  *   Boulder Steel, Ltd...............................   165,585         462
  #   Bradken, Ltd..................................... 1,278,641   5,313,783
  #   Breville Group, Ltd..............................   759,963   5,826,467
  #   Brickworks, Ltd..................................   166,898   2,211,203
  #   BT Investment Management, Ltd....................   492,170   3,044,446
  #*  Buccaneer Energy, Ltd............................ 3,283,586      18,309
  #*  Buru Energy, Ltd.................................   181,983     139,675
  #   Cabcharge Australia, Ltd.........................   881,566   3,747,387
      Calliden Group, Ltd..............................   389,687     135,158
  *   Cape Lambert Resources, Ltd......................   373,413      43,255
  *   Capral, Ltd......................................    58,499       7,635
  #   Cardno, Ltd...................................... 1,018,764   5,901,245
  #*  Carnarvon Petroleum, Ltd......................... 5,245,194     407,457
  *   Carnegie Wave Energy, Ltd........................   563,165      25,479
  #   carsales.com, Ltd................................ 1,565,551  16,532,339
  #   Cash Converters International, Ltd............... 2,083,617   2,159,321
  *   CDS Technologies, Ltd............................    13,276          --
  #   Cedar Woods Properties, Ltd......................   301,139   2,106,470
  *   Centrebet International, Ltd. Claim Units........    81,336          --
  #*  Ceramic Fuel Cells, Ltd..........................   973,031      10,823
      Challenger, Ltd..................................   129,231     957,016
  #   Chandler Macleod Group, Ltd......................   528,695     161,722
  *   ChemGenex Pharmaceuticals, Ltd...................   115,291          --
  *   Citigold Corp., Ltd..............................    29,347         517
  *   Clinuvel Pharmaceuticals, Ltd....................    48,821      95,441
      Clover Corp., Ltd................................   434,207     169,292
  #*  Coal of Africa, Ltd..............................   668,800      47,444
  #*  Coalspur Mines, Ltd..............................   415,423      23,381
  *   Cockatoo Coal, Ltd............................... 6,931,645     174,399
  #   Codan, Ltd.......................................   400,153     278,478
  *   Coffey International, Ltd........................ 1,048,636     246,258
  #   Collection House, Ltd............................ 1,955,258   3,547,183
      Collins Foods, Ltd...............................   247,198     557,210
  *   Comet Ridge, Ltd.................................    15,204       2,455
  *   Cooper Energy, Ltd...............................   336,842     152,414
      Corporate Travel Management, Ltd.................   114,769     695,380
      Coventry Group, Ltd..............................   144,778     442,158
      Credit Corp. Group, Ltd..........................   110,382     901,749
      Crowe Horwath Australasia, Ltd................... 1,365,816     520,394
      CSG, Ltd.........................................   740,785     690,294
      CSR, Ltd......................................... 3,256,469  11,325,510
      CTI Logistics, Ltd...............................     7,200      13,351
  #*  Cudeco, Ltd......................................   399,317     638,466
  *   Cue Energy Resources, Ltd........................ 1,378,665     171,932
  #   Data#3, Ltd......................................   522,489     394,943
      David Jones, Ltd................................. 4,278,429  15,864,013
  #   Decmil Group, Ltd................................   893,550   1,636,624

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
AUSTRALIA -- (Continued)
*   Deep Yellow, Ltd....................................    369,978 $     6,197
*   Devine, Ltd.........................................    497,498     527,542
#   Domino's Pizza Enterprises, Ltd.....................    173,007   3,439,417
    Downer EDI, Ltd.....................................  2,989,518  13,334,141
*   Dragon Mining, Ltd..................................     76,113       8,402
#*  Drillsearch Energy, Ltd.............................  2,835,831   4,295,099
#   DUET Group..........................................    589,863   1,315,475
    DuluxGroup, Ltd.....................................  3,050,229  15,485,029
#   DWS, Ltd............................................    382,927     456,106
    Echo Entertainment Group, Ltd.......................  3,973,038  12,171,136
*   EHG Corp., Ltd......................................        482          --
#*  Elders, Ltd.........................................  1,419,921     307,799
*   Elemental Minerals, Ltd.............................    388,188      86,336
#*  Emeco Holdings, Ltd.................................  3,582,494     718,737
*   Empire Oil & Gas NL.................................    922,161       6,760
#*  Energy Resources of Australia, Ltd..................  1,035,804   1,286,798
#*  Energy World Corp., Ltd.............................  4,308,665   1,392,157
*   Enero Group, Ltd....................................     12,387      12,124
    Envestra, Ltd.......................................  7,569,682   9,101,023
#*  Equatorial Resources, Ltd...........................    176,571      54,217
    Equity Trustees, Ltd................................      4,219      80,548
    ERM Power, Ltd......................................    361,782     682,862
    Ethane Pipeline Income Fund.........................    182,912     193,546
    Euroz, Ltd..........................................     96,605     115,486
#   Evolution Mining, Ltd...............................  2,435,060   1,736,557
    Fairfax Media, Ltd.................................. 14,568,893  11,467,057
#   Fantastic Holdings, Ltd.............................    335,900     494,882
#*  FAR, Ltd............................................  8,567,778     312,589
    Finbar Group, Ltd...................................    113,833     178,586
#   Fleetwood Corp., Ltd................................    402,195     810,564
    FlexiGroup, Ltd.....................................    620,491   2,130,469
*   Flinders Mines, Ltd.................................  7,896,335     153,813
#*  Focus Minerals, Ltd................................. 19,167,915     208,088
*   Forge Group, Ltd....................................    411,374          --
    Funtastic, Ltd......................................     14,936       1,076
#   G8 Education, Ltd...................................    518,769   2,368,274
*   Galaxy Resources, Ltd...............................    760,450      40,471
    Gazal Corp., Ltd....................................     75,960     200,433
#*  Geodynamics, Ltd....................................    343,571      15,955
#*  Gindalbie Metals, Ltd...............................  2,927,610     156,159
*   Global Construction Services, Ltd...................      4,832       2,027
*   Goodman Fielder, Ltd................................ 10,646,991   6,328,410
    GrainCorp, Ltd. Class A.............................  1,235,921   9,935,326
#   Grange Resources, Ltd...............................  1,724,297     261,920
#   Greencross, Ltd.....................................     19,532     187,643
#*  Greenland Minerals & Energy, Ltd....................    796,390      69,384
#*  Gryphon Minerals, Ltd...............................  1,931,531     344,674
#   GUD Holdings, Ltd...................................    621,684   4,285,883
#*  Gunns, Ltd..........................................  2,872,620          --
#   GWA Group, Ltd......................................  1,882,648   5,084,997
    Hansen Technologies, Ltd............................      5,702       7,352
#   HFA Holdings, Ltd...................................    235,865     304,431
*   Highlands Pacific, Ltd..............................  2,651,500     137,826

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
 AUSTRALIA -- (Continued)
 *   Hillgrove Resources, Ltd........................... 1,601,169 $   113,813
     Hills, Ltd......................................... 1,305,320   2,201,079
 #*  Horizon Oil, Ltd................................... 6,888,387   2,386,753
 *   Icon Energy, Ltd................................... 1,135,301     136,452
 *   IDM International, Ltd.............................    23,969          --
 #   iiNET, Ltd......................................... 1,020,796   7,145,329
 #   Imdex, Ltd......................................... 1,203,514     717,832
     Independence Group NL.............................. 1,816,312   8,065,828
 #*  Indophil Resources NL.............................. 3,118,946     615,680
 #*  Infigen Energy..................................... 2,081,316     441,222
     Infomedia, Ltd..................................... 1,477,140   1,175,368
     Integrated Research, Ltd...........................   336,657     351,936
 #*  Intrepid Mines, Ltd................................ 1,794,707     453,364
 #   Invocare, Ltd......................................   818,615   7,979,753
 #   IOOF Holdings, Ltd................................. 1,585,598  12,729,901
 #   Iress, Ltd......................................... 1,080,718   8,689,974
 #*  Iron Ore Holdings, Ltd.............................   336,216     282,464
 #   JB Hi-Fi, Ltd......................................   856,886  15,764,362
     Jumbo Interactive, Ltd.............................    95,098     114,831
 *   Jupiter Mines, Ltd.................................   405,443      79,123
     K&S Corp., Ltd.....................................   245,710     315,582
 *   Kagara, Ltd........................................ 1,945,393          --
 *   Kangaroo Resources, Ltd............................   281,470       2,382
 #*  Karoon Gas Australia, Ltd..........................   759,802   2,528,400
 #*  Kingsgate Consolidated, Ltd........................ 1,768,531   1,480,581
 *   Kingsrose Mining, Ltd..............................   760,046     390,612
 *   Lednium, Ltd.......................................   195,019          --
 *   Liquefied Natural Gas, Ltd.........................   366,175   1,223,698
     LogiCamms, Ltd.....................................    38,305      34,159
 #*  Lonestar Resources, Ltd............................   904,400     473,912
     Lycopodium, Ltd....................................    80,228     163,874
 #*  Lynas Corp., Ltd................................... 3,260,717     510,298
 #   M2 Telecommunications Group, Ltd................... 1,138,576   6,391,532
     MACA, Ltd..........................................   556,668   1,059,672
 *   Macmahon Holdings, Ltd............................. 6,319,933     670,639
 *   Macquarie Atlas Roads Group........................   442,495   1,370,556
     Macquarie Telecom Group, Ltd.......................    35,019     187,982
 #   Magellan Financial Group, Ltd......................   260,399   2,810,101
 *   Matrix Composites & Engineering, Ltd...............   167,126     160,132
 #*  Maverick Drilling & Exploration, Ltd...............   710,305     103,506
 #   MaxiTRANS Industries, Ltd..........................   942,578     930,177
 #*  Mayne Pharma Group, Ltd............................ 2,433,082   1,948,285
 #   McMillan Shakespeare, Ltd..........................   351,101   3,067,055
 #   McPherson's, Ltd...................................   473,986     543,791
 #*  Medusa Mining, Ltd................................. 1,214,094   1,845,592
     Melbourne IT, Ltd..................................   454,822     685,260
 *   MEO Australia, Ltd.................................   681,039      25,057
 #   Mermaid Marine Australia, Ltd...................... 2,253,544   4,213,022
 #*  Mesoblast, Ltd.....................................    99,585     390,955
 *   Metals X, Ltd...................................... 1,050,062     241,783
 #   Metcash, Ltd....................................... 1,567,805   4,235,130
 *   Metgasco, Ltd......................................    48,452       2,188
 *   Metminco, Ltd......................................   803,323      17,009

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  AUSTRALIA -- (Continued)
      Mincor Resources NL.............................. 1,004,969 $   746,882
  #*  Mineral Deposits, Ltd............................   466,063     819,508
  #   Mineral Resources, Ltd........................... 1,195,832  12,142,738
  *   Mirabela Nickel, Ltd.............................         2          --
  #*  Molopo Energy, Ltd............................... 1,186,993     175,973
  #   Monadelphous Group, Ltd..........................   707,732  10,415,493
  *   Morning Star Gold NL.............................   332,749       6,494
  #   Mortgage Choice, Ltd.............................   679,184   1,974,634
      Mount Gibson Iron, Ltd........................... 4,616,924   3,091,164
  #   Myer Holdings, Ltd............................... 4,089,427   8,538,602
      MyState, Ltd.....................................   166,774     755,456
  #*  Nanosonics, Ltd..................................   152,184     117,303
      Navitas, Ltd..................................... 1,467,242   6,680,015
  *   Nearmap, Ltd.....................................   192,629      76,326
      New Hope Corp., Ltd..............................    83,993     231,975
  #*  Newsat, Ltd...................................... 1,680,867     319,907
  #*  Nexus Energy, Ltd................................ 6,106,883      73,777
  #   NIB Holdings, Ltd................................ 2,434,267   7,308,375
      Nick Scali, Ltd..................................   170,701     430,389
  #*  Nido Petroleum, Ltd.............................. 6,149,154     245,720
  #*  Noble Mineral Resources, Ltd.....................   405,717          --
  *   Northern Iron, Ltd...............................   692,729      86,907
  #   Northern Star Resources, Ltd..................... 3,737,909   5,914,025
  #   NRW Holdings, Ltd................................ 1,922,096   1,903,716
      Nufarm, Ltd...................................... 1,156,493   4,622,040
      Oakton, Ltd......................................   394,790     515,381
  #*  OM Holdings, Ltd.................................    29,193      12,952
  #*  Orocobre, Ltd....................................   374,014     907,935
  #   OrotonGroup, Ltd.................................   125,287     551,200
  *   Otto Energy, Ltd................................. 1,936,175     167,983
      OZ Minerals, Ltd................................. 2,263,016   9,620,710
      Pacific Brands, Ltd.............................. 6,243,955   3,250,808
  #*  Paladin Energy, Ltd.............................. 5,940,744   2,031,640
  *   Pan Pacific Petroleum NL.........................   592,641      29,434
      PanAust, Ltd..................................... 3,208,104   6,647,976
  *   Panoramic Resources, Ltd......................... 1,810,125   1,668,301
  #*  PaperlinX, Ltd................................... 2,360,419      82,900
      Patties Foods, Ltd...............................    42,099      50,465
  #*  Peet, Ltd........................................ 1,474,829   1,849,821
  *   Peninsula Energy, Ltd............................ 5,178,834     119,528
      Perpetual, Ltd...................................   333,697  14,967,916
  #*  Perseus Mining, Ltd.............................. 3,129,961   1,239,696
  #*  Pharmaxis, Ltd...................................   117,873       7,293
  *   Phosphagenics, Ltd............................... 1,842,963     151,329
  #*  Platinum Australia, Ltd.......................... 1,442,661       8,044
  *   Pluton Resources, Ltd............................    20,710         654
  *   PMP, Ltd......................................... 2,395,607   1,039,806
  *   Poseidon Nickel, Ltd.............................   436,181      93,761
  #   Premier Investments, Ltd.........................   570,858   5,114,204
  #*  Prima Biomed, Ltd................................ 2,194,242      80,626
      Primary Health Care, Ltd......................... 2,652,785  11,861,649
  #   Prime Media Group, Ltd........................... 1,796,991   1,707,798
      Programmed Maintenance Services, Ltd.............   710,149   1,855,412

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  AUSTRALIA -- (Continued)
  #*  Qantas Airways, Ltd.............................. 4,073,643 $ 4,991,523
  #   Qube Holdings, Ltd...............................   895,999   1,863,017
  *   Quickstep Holdings, Ltd..........................   255,575      42,100
  #*  Ramelius Resources, Ltd.......................... 1,553,268      94,556
  #*  Range Resources, Ltd............................. 1,456,711      40,284
  #   RCG Corp., Ltd...................................    94,573      57,511
  #   RCR Tomlinson, Ltd............................... 1,086,285   2,945,096
  #   REA Group, Ltd...................................   115,581   5,033,875
  #   Reckon, Ltd......................................   326,047     622,964
  *   Red 5, Ltd.......................................     9,022         753
  #*  Red Fork Energy, Ltd............................. 2,658,133     240,380
      Redflex Holdings, Ltd............................   377,855     340,924
      Reece Australia, Ltd.............................   238,257   6,891,228
  #   Regis Resources, Ltd............................. 2,350,345   3,783,629
  #   Reject Shop, Ltd. (The)..........................   228,019   2,033,284
  #*  Resolute Mining, Ltd............................. 3,869,894   2,108,808
  *   Resource Generation, Ltd.........................   338,381      40,782
  #   Retail Food Group, Ltd...........................   642,446   2,778,404
  #*  Rex Minerals, Ltd................................   469,315     188,683
      Ridley Corp., Ltd................................ 1,296,000     990,851
  *   RiverCity Motorway Group......................... 1,563,354          --
  *   Roc Oil Co., Ltd................................. 6,490,268   3,720,575
  *   RungePincockMinarco, Ltd.........................    30,702      18,331
  #   Ruralco Holdings, Ltd............................   119,306     380,836
      SAI Global, Ltd.................................. 1,590,543   7,167,826
      Salmat, Ltd......................................   664,807   1,073,380
  #*  Samson Oil & Gas, Ltd............................ 7,175,499     140,032
  #*  Sandfire Resources NL............................   308,528   1,822,757
  *   Saracen Mineral Holdings, Ltd.................... 5,002,277   2,013,729
      Schaffer Corp., Ltd..............................    33,766     187,154
  #   Sedgman, Ltd.....................................   452,719     222,599
  #   Select Harvests, Ltd.............................   370,400   1,810,460
  *   Senex Energy, Ltd................................ 6,508,908   4,063,492
  #   Servcorp, Ltd....................................   311,888   1,429,865
  *   Service Stream, Ltd.............................. 1,693,203     308,883
      Seven Group Holdings, Ltd........................   354,684   2,511,195
  #   Seven West Media, Ltd............................ 3,849,787   7,231,877
      Seymour Whyte, Ltd...............................     8,690      17,304
  #   Sigma Pharmaceuticals, Ltd....................... 7,065,309   5,106,241
  *   Sihayo Gold, Ltd.................................   475,700       8,178
  #*  Silex Systems, Ltd...............................   511,695     300,223
  #   Silver Chef, Ltd.................................    72,101     411,401
  #*  Silver Lake Resources, Ltd....................... 2,653,486   1,119,344
  #*  Sims Metal Management, Ltd....................... 1,270,434  13,922,329
      Sirtex Medical, Ltd..............................   344,657   5,977,231
      Skilled Group, Ltd............................... 1,388,531   3,252,408
  #   Slater & Gordon, Ltd.............................   744,844   3,425,060
  #   SMS Management & Technology, Ltd.................   556,717   2,118,561
  #   Southern Cross Electrical Engineering, Ltd.......    21,171      10,996
      Southern Cross Media Group, Ltd.................. 3,458,496   3,838,954
  #   Spark Infrastructure Group....................... 9,371,165  16,329,302
      Specialty Fashion Group, Ltd.....................   809,557     693,112
  #*  St Barbara, Ltd.................................. 2,671,044     268,038

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
AUSTRALIA -- (Continued)
#*  Starpharma Holdings, Ltd...........................    292,659 $    204,211
*   Strike Energy, Ltd.................................  1,471,668      164,061
    Structural Systems, Ltd............................     29,934       17,841
    STW Communications Group, Ltd......................  2,234,073    3,049,246
#*  Sundance Energy Australia, Ltd.....................  2,068,386    2,605,336
#*  Sundance Resources, Ltd............................  8,756,539      674,131
    Sunland Group, Ltd.................................    751,248    1,149,450
#   Super Retail Group, Ltd............................  1,291,875   11,249,258
    Swick Mining Services, Ltd.........................    106,166       25,975
    Tabcorp Holdings, Ltd..............................  1,333,755    4,309,741
*   Tap Oil, Ltd.......................................  1,450,696      805,684
#   Tassal Group, Ltd..................................    790,336    2,925,498
#   Technology One, Ltd................................  1,442,573    3,756,974
#*  Ten Network Holdings, Ltd.......................... 10,496,069    2,745,584
#   TFS Corp., Ltd.....................................  1,564,772    2,510,299
    Thorn Group, Ltd...................................    410,570      866,578
*   Tiger Resources, Ltd...............................  5,705,784    1,678,358
*   Toro Energy, Ltd...................................     70,156        3,966
#   Tox Free Solutions, Ltd............................    829,113    2,505,439
    TPG Telecom, Ltd...................................  1,357,245    6,892,815
#*  Transfield Services, Ltd...........................  3,147,780    3,908,796
*   Transpacific Industries Group, Ltd.................  9,142,110    9,093,642
    Treasury Group, Ltd................................     21,218      192,875
    Treasury Wine Estates, Ltd.........................    611,191    2,800,794
*   Tribune Resources, Ltd.............................      3,093       10,240
#*  Troy Resources, Ltd................................    952,066      700,563
#   UGL, Ltd...........................................  1,220,877    7,836,481
*   Unity Mining, Ltd..................................  2,433,889       22,650
#   UXC, Ltd...........................................  1,653,784    1,193,036
*   Venture Minerals, Ltd..............................    412,390       40,240
*   Villa World, Ltd...................................    159,733      327,652
#   Village Roadshow, Ltd..............................    855,994    6,163,835
*   Virgin Australia Holdings, Ltd. (ACI01NXR8)........  7,648,897           --
#*  Virgin Australia Holdings, Ltd. (B43DQC7).......... 10,380,644    3,890,970
*   Vision Eye Institute, Ltd..........................    447,397      321,868
#   Vocus Communications, Ltd..........................    416,493    1,964,606
    Watpac, Ltd........................................    738,762      592,021
    WDS, Ltd...........................................    375,342      306,617
#   Webjet, Ltd........................................    446,898    1,216,806
#   Webster, Ltd.......................................    180,921      198,843
#   Western Areas, Ltd.................................  1,407,558    6,501,614
#*  Western Desert Resources, Ltd......................    241,493       57,697
#*  White Energy Co., Ltd..............................    643,913      110,324
#*  Whitehaven Coal, Ltd...............................  3,847,160    6,000,721
    Wide Bay Australia, Ltd............................     86,677      451,694
#*  Windimurra Vanadium, Ltd...........................     67,179          936
*   Wollongong Coal, Ltd...............................    119,865        2,952
#*  Wotif.com Holdings, Ltd............................    769,418    2,362,407
                                                                   ------------
TOTAL AUSTRALIA........................................             800,787,209
                                                                   ------------
CHINA -- (0.1%)
*   Skyfame Realty Holdings, Ltd.......................    527,625       54,054

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  CHINA -- (Continued)
  *   Superb Summit International Group, Ltd...........  8,242,600 $1,022,151
                                                                   ----------
  TOTAL CHINA..........................................             1,076,205
                                                                   ----------
  HONG KONG -- (20.1%)
      Aeon Credit Service Asia Co., Ltd................    580,000    471,674
      Aeon Stores Hong Kong Co., Ltd...................    248,000    322,422
      Alco Holdings, Ltd...............................  1,426,000    266,975
      Allan International Holdings.....................    720,000    207,841
      Allied Group, Ltd................................    683,200  3,026,938
      Allied Properties HK, Ltd........................ 12,297,857  2,509,529
  *   Anxian Yuan China Holdings, Ltd..................  3,100,000     72,264
  *   Apac Resources, Ltd.............................. 11,438,000    266,005
      APT Satellite Holdings, Ltd......................  1,961,500  2,891,514
      Arts Optical International Hldgs.................    730,000    225,058
      Asia Financial Holdings, Ltd.....................  2,474,908  1,071,177
      Asia Satellite Telecommunications Holdings, Ltd..    962,000  3,345,984
      Asia Standard Hotel Group, Ltd................... 11,777,218  1,792,954
      Asia Standard International Group, Ltd........... 13,425,937  3,671,473
  #   ASM Pacific Technology, Ltd......................      5,600     59,486
      Associated International Hotels, Ltd.............    980,000  2,949,659
      Aupu Group Holding Co., Ltd......................  2,584,000    376,247
  *   Bel Global Resources Holdings, Ltd...............  2,576,000         --
  #   Bonjour Holdings, Ltd............................ 11,972,600  1,826,706
      Bossini International Hldg.......................  3,807,500    326,869
  #*  Brightoil Petroleum Holdings, Ltd................  8,469,000  2,586,286
  #*  Brockman Mining, Ltd............................. 23,482,814  1,182,808
  *   Burwill Holdings, Ltd............................ 25,014,960    879,911
  #   Cafe de Coral Holdings, Ltd......................  1,734,000  6,179,155
      CEC International Holdings, Ltd..................    208,000     82,444
      Century City International Holdings, Ltd.........  6,419,460    512,181
      Champion Technology Holdings, Ltd................ 15,193,089    379,039
      Chen Hsong Holdings..............................  1,212,000    359,412
      Cheuk Nang Holdings, Ltd.........................    601,503    535,050
  *   Cheung Wo International Holdings, Ltd............    690,000     53,348
      Chevalier International Holdings, Ltd............    786,834  1,309,149
  *   China Billion Resources, Ltd.....................  4,876,000         --
  #*  China Daye Non-Ferrous Metals Mining, Ltd........  9,973,837    218,078
  *   China Digicontent Co., Ltd.......................  2,710,000         --
      China Electronics Corp. Holdings Co., Ltd........  3,826,250    821,131
  *   China Energy Development Holdings, Ltd........... 26,104,000    814,248
  *   China Environmental Investment Holdings, Ltd.....  5,540,000    156,078
      China Financial Services Holdings, Ltd...........    954,000     74,590
  *   China Flavors & Fragrances Co., Ltd..............    156,137     25,694
  *   China Infrastructure Investment, Ltd.............  7,776,000    131,247
      China Metal International Holdings, Inc..........  2,748,000  1,009,271
  #   China Motor Bus Co., Ltd.........................     50,000    396,492
  *   China Nuclear Industry 23 International Corp.,
        Ltd............................................    230,000     32,242
  *   China Renji Medical Group, Ltd...................  1,520,900     98,122
  *   China Solar Energy Holdings, Ltd.................  1,669,500     14,541
  *   China Star Entertainment, Ltd.................... 45,300,000    691,805
  *   China Strategic Holdings, Ltd.................... 12,585,000    305,531
      China Ting Group Holdings, Ltd...................  2,443,151    120,494
  *   China Tycoon Beverage Holdings, Ltd..............  2,732,000     81,078

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
    China-Hongkong Photo Products Holdings, Ltd........   1,967,000 $   143,368
    Chinney Investments, Ltd...........................   1,144,000     185,965
#   Chong Hing Bank, Ltd...............................     116,600     219,562
#   Chow Sang Sang Holdings International, Ltd.........   2,191,000   5,687,142
    Chu Kong Shipping Enterprise Group Co., Ltd........   2,188,000     532,608
    Chuang's China Investments, Ltd....................   3,700,938     267,113
    Chuang's Consortium International, Ltd.............   5,770,730     757,625
    Chun Wo Development Holdings, Ltd..................   1,852,926     188,152
#   CITIC Telecom International Holdings, Ltd..........  10,730,125   3,847,611
#   CK Life Sciences International Holdings, Inc.......  20,700,000   2,052,129
    CNT Group, Ltd.....................................   8,315,264     411,216
*   COL Capital, Ltd...................................   2,209,840     547,466
    Convenience Retail Asia, Ltd.......................      42,000      29,716
*   CP Lotus Corp......................................  11,420,000     283,102
#   Cross-Harbour Holdings, Ltd. (The).................     679,520     573,312
    CSI Properties, Ltd................................  32,456,383   1,376,774
*   CST Mining Group, Ltd..............................  85,632,000     583,730
*   Culturecom Holdings, Ltd...........................   1,035,000     128,565
    Cw Group Holdings, Ltd.............................   1,756,000     448,976
    Dah Sing Banking Group, Ltd........................   3,333,116   5,959,612
    Dah Sing Financial Holdings, Ltd...................   1,143,744   6,497,665
*   Dan Form Holdings Co., Ltd.........................   3,668,260     366,866
    Dickson Concepts International, Ltd................   1,258,000     713,445
*   Digital Domain Holdings, Ltd.......................   4,795,655      63,776
*   Dingyi Group Investment, Ltd.......................   3,797,500     242,548
    Dorsett Hospitality International, Ltd.............   4,711,200     859,622
    Eagle Nice International Holdings, Ltd.............   1,116,000     173,967
    EcoGreen Fine Chemicals Group, Ltd.................   1,202,000     382,450
*   EganaGoldpfeil Holdings, Ltd.......................   4,121,757          --
    Emperor Capital Group, Ltd.........................   1,962,000     107,323
    Emperor Entertainment Hotel, Ltd...................   4,075,000   1,419,020
    Emperor International Holdings, Ltd................   8,126,753   2,081,572
    Emperor Watch & Jewellery, Ltd.....................  26,410,000   1,687,336
*   ENM Holdings, Ltd..................................  15,112,000     868,882
*   Enviro Energy International Holdings, Ltd..........   3,906,000      65,728
*   EPI Holdings, Ltd..................................  15,099,927     378,663
    Esprit Holdings, Ltd...............................  13,145,450  20,636,088
*   eSun Holdings, Ltd.................................   4,472,000     511,329
*   Ezcom Holdings, Ltd................................      72,576          --
    Fairwood Holdings, Ltd.............................     622,100   1,338,071
    Far East Consortium International, Ltd.............   6,313,772   2,404,041
*   FIH Mobile, Ltd....................................   1,872,000   1,048,573
    Fountain SET Holdings, Ltd.........................   4,898,000     635,160
    Four Seas Mercantile Holdings, Ltd.................     628,000     379,844
*   Frontier Services Group, Ltd.......................     823,000      68,214
    Fujikon Industrial Holdings, Ltd...................     736,000     174,302
    Future Bright Holdings, Ltd........................   2,742,000   1,417,244
*   G-Resources Group, Ltd............................. 146,478,600   4,201,962
*   GCL New Energy Holdings, Ltd.......................     218,000      54,242
    Get Nice Holdings, Ltd.............................  22,910,000   1,101,612
#   Giordano International, Ltd........................   9,120,000   5,335,494
    Glorious Sun Enterprises, Ltd......................   2,702,000     602,593
    Gold Peak Industries Holding, Ltd..................   3,118,642     304,584

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  HONG KONG -- (Continued)
      Golden Resources Development International, Ltd..  3,330,500 $  189,692
  #*  Goldin Properties Holdings, Ltd..................  3,044,000  1,615,889
  *   Grande Holdings, Ltd. (The)......................    882,000      8,763
      Great Eagle Holdings, Ltd........................     72,627    261,339
      Guangnan Holdings, Ltd...........................  2,249,600    297,829
  #   Guotai Junan International Holdings, Ltd.........  3,543,000  2,629,908
  #   Haitong International Securities Group, Ltd......  3,383,968  1,947,111
  *   Hao Tian Dev Group, Ltd..........................  1,202,400    341,324
      Harbour Centre Development, Ltd..................    963,500  1,752,773
  *   Heng Fai Enterprises, Ltd........................    440,000     21,015
      High Fashion International, Ltd..................    268,000    103,484
      HKR International, Ltd...........................  5,934,336  2,800,104
      Hon Kwok Land Investment Co., Ltd................    314,800    112,191
  *   Hong Fok Land, Ltd...............................  1,210,000         --
  #   Hong Kong Aircraft Engineering Co., Ltd..........     82,400    953,053
      Hong Kong Ferry Holdings Co., Ltd................    809,300    842,409
  *   Hong Kong Television Network, Ltd................  2,401,751    808,594
      Hongkong & Shanghai Hotels (The).................  1,174,055  1,673,635
      Hongkong Chinese, Ltd............................  5,138,000  1,156,997
      Hop Hing Group Holdings, Ltd.....................  1,292,000     36,495
  #   Hopewell Holdings, Ltd...........................  2,707,500  9,403,968
  #   Hsin Chong Construction Group, Ltd...............  5,533,658    732,141
      Hung Hing Printing Group, Ltd....................  1,412,000    202,339
  #   Hutchison Telecommunications Hong Kong Holdings,
        Ltd............................................ 10,664,000  4,576,116
  *   I-CABLE Communications, Ltd......................  1,830,000    182,243
  *   Imagi International Holdings, Ltd................ 50,616,000  1,179,495
  *   Integrated Waste Solutions Group Holdings, Ltd...  2,000,000     86,852
  *   International Standard Resources Holdings, Ltd... 15,176,250    270,580
      iOne Holdings, Ltd...............................  2,640,000     85,213
  *   IPE Group, Ltd...................................  2,890,000    272,390
  *   IRC, Ltd.........................................  7,336,000    649,335
      IT, Ltd..........................................  3,920,532  1,444,879
      ITC Corp., Ltd...................................    856,708     72,660
      ITC Properties Group, Ltd........................  3,590,186  1,983,637
  *   Jinhui Holdings Co., Ltd.........................    121,000     24,813
  *   JLF Investment Co., Ltd..........................  1,453,500     73,117
      Johnson Electric Holdings, Ltd...................  1,620,250  6,271,895
  #   K Wah International Holdings, Ltd................  8,087,399  5,894,561
      Ka Shui International Holdings, Ltd..............    550,000     76,977
      Kam Hing International Holdings, Ltd.............  1,830,000    131,407
      Kantone Holdings, Ltd............................ 10,123,647    162,370
      Keck Seng Investments............................    904,600    764,493
  *   King Pacific International Holdings, Ltd.........  1,404,200         --
  *   King Stone Energy Group, Ltd.....................  7,296,000    243,786
      Kingmaker Footwear Holdings, Ltd.................  1,532,955    263,005
  #   Kingston Financial Group, Ltd.................... 15,719,000  1,753,314
  *   Ko Yo Chemical Group, Ltd........................ 15,800,000    224,257
  #   Kowloon Development Co., Ltd.....................  2,471,000  2,996,750
  #   L'Occitane International SA......................    587,750  1,510,367
  *   Lai Sun Development Co., Ltd..................... 74,567,466  1,872,160
  *   Lai Sun Garment International, Ltd...............  3,419,680    494,763
      Lam Soon Hong Kong, Ltd..........................    302,310    278,679
  *   Landsea Green Properties Co., Ltd................    812,000     73,979

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
 HONG KONG -- (Continued)
 *   Leading Spirit High-Tech Holdings Co., Ltd.........  2,310,000 $        --
     Lee's Pharmaceutical Holdings, Ltd.................    540,000     697,529
     Lerado Group Holding Co., Ltd......................  2,158,000     313,756
 #   Lifestyle International Holdings, Ltd..............    894,500   1,747,195
     Lippo China Resources, Ltd......................... 20,082,000   1,008,797
     Lippo, Ltd.........................................  1,195,700     698,753
 *   Lisi Group Holdings, Ltd...........................  3,418,000     224,477
 #   Liu Chong Hing Investment, Ltd.....................  1,079,200   1,414,348
     Luen Thai Holdings, Ltd............................  1,159,000     314,808
 #   Luk Fook Holdings International, Ltd...............  2,487,000   7,708,305
     Luks Group Vietnam Holdings Co., Ltd...............    482,913     131,278
     Lung Kee Bermuda Holdings..........................  1,613,875     561,476
     Magnificent Estates................................ 13,558,000     678,088
     Man Wah Holdings, Ltd..............................  2,644,400   3,899,351
     Man Yue Technology Holdings, Ltd...................  1,104,000     268,192
     Matrix Holdings, Ltd...............................  1,067,414     258,577
 *   Mei Ah Entertainment Group, Ltd.................... 21,460,000   2,329,923
     Melbourne Enterprises, Ltd.........................     40,500     716,009
     Melco International Development, Ltd...............  4,245,000  12,610,229
 #*  Midland Holdings, Ltd..............................  5,334,000   2,882,536
     Ming Fai International Holdings, Ltd...............  1,765,000     174,538
 *   Ming Fung Jewellery Group, Ltd..................... 20,445,000     207,245
 #   Miramar Hotel & Investment.........................    870,000   1,089,033
 *   Mongolia Energy Corp., Ltd......................... 10,603,000     306,147
 #*  Mongolian Mining Corp..............................  9,395,000     663,560
 #   NagaCorp, Ltd......................................  5,152,000   4,508,672
     Nanyang Holdings, Ltd..............................    137,500     619,880
     National Electronic Hldgs..........................  2,498,000     328,177
     Natural Beauty Bio-Technology, Ltd.................  4,040,000     207,374
 *   Neo-Neon Holdings, Ltd.............................  4,144,500     839,590
 *   Neptune Group, Ltd................................. 22,260,000     496,205
     New Century Group Hong Kong, Ltd................... 13,351,464     277,049
 *   New Times Energy Corp., Ltd........................  1,297,600      63,981
 #   Newocean Energy Holdings, Ltd......................  7,182,000   4,909,127
 *   Next Media, Ltd....................................  4,421,183     580,647
 *   Orange Sky Golden Harvest Entertainment Holdings,
       Ltd..............................................  7,384,706     543,235
     Orient Overseas International, Ltd.................  1,023,000   5,449,441
 *   Orient Power Holdings, Ltd.........................    804,000          --
 #   Oriental Watch Holdings............................  3,160,800     771,221
     Pacific Andes International Holdings, Ltd.......... 11,385,378     445,456
 #   Pacific Basin Shipping, Ltd........................ 12,866,000   7,750,012
     Pacific Textiles Holdings, Ltd.....................  3,895,000   4,876,258
     Paliburg Holdings, Ltd.............................  3,152,830   1,102,180
 *   Pan Asia Environmental Protection Group, Ltd.......     80,000      15,881
 #   Paradise Entertainment, Ltd........................  3,016,000   2,113,976
     PCCW, Ltd..........................................  8,197,879   5,008,852
 #*  Peace Mark Holdings, Ltd...........................  2,712,022          --
 *   Pearl Oriental Oil, Ltd............................ 11,918,400     340,836
     Pegasus International Holdings, Ltd................    226,000      34,531
     Perfect Shape PRC Holdings, Ltd....................    664,000     153,394
 #   Pico Far East Holdings, Ltd........................  4,928,000   1,137,452
 *   Ping Shan Tea Group, Ltd...........................  2,633,325      52,003
     Playmates Holdings, Ltd............................    668,000     839,858

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  HONG KONG -- (Continued)
  #   Playmates Toys, Ltd..............................  3,996,000 $1,751,553
      PNG Resources Holdings, Ltd...................... 37,802,362    253,640
      Pokfulam Development Co..........................    234,000    355,760
  *   Poly Capital Holdings, Ltd.......................  1,154,000     57,753
      Polytec Asset Holdings, Ltd...................... 10,878,526  1,684,159
  #   Public Financial Holdings, Ltd...................  3,194,000  1,522,655
      PYI Corp., Ltd................................... 24,859,973    582,711
  *   Pyxis Group, Ltd.................................  1,936,000      7,994
      Raymond Industrial, Ltd..........................     30,400      3,551
  #   Regal Hotels International Holdings, Ltd.........  2,893,800  1,721,561
  *   Richfield Group Holdings, Ltd....................  9,672,000    277,329
  *   Rising Development Holdings, Ltd.................    316,000    191,470
      Rivera Holdings, Ltd.............................  5,710,000    249,041
  #   SA SA International Holdings, Ltd................  7,820,000  6,235,302
      Safety Godown Co., Ltd...........................    398,000    515,574
  #*  Sandmartin International Holdings, Ltd...........     84,000      8,034
      SAS Dragon Hldg, Ltd.............................  1,304,000    452,770
  #   SEA Holdings, Ltd................................  1,158,000    723,729
  #   Shenyin Wanguo HK, Ltd...........................  2,012,500  1,227,867
  *   Shougang Concord Technology Holdings.............  6,941,809    265,827
  *   Shun Ho Technology Holdings, Ltd.................  1,037,452    260,664
  *   Shun Tak Holdings, Ltd........................... 11,413,419  5,823,189
  *   Silver base Group Holdings, Ltd..................  4,796,677    605,616
  *   Simsen International Corp., Ltd..................    307,000    186,980
  *   Sing Pao Media Enterprises, Ltd..................    250,511         --
      Sing Tao News Corp., Ltd.........................  1,974,000    272,546
      Singamas Container Holdings, Ltd................. 10,648,000  2,044,705
  *   Sino-Tech International Holdings, Ltd............ 20,460,000    146,696
  *   Sinocan Holdings, Ltd............................    350,000         --
      SIS International Holdings.......................     34,000     13,395
      Sitoy Group Holdings, Ltd........................    635,000    442,278
  #   SmarTone Telecommunications Holdings, Ltd........  2,830,000  4,116,302
  #*  SOCAM Development, Ltd...........................  1,716,771  1,632,476
  *   Solomon Systech International, Ltd...............  8,590,000    456,338
      Soundwill Holdings, Ltd..........................    420,000    757,051
  *   South China China, Ltd...........................  6,744,000    611,455
  *   South China Land, Ltd............................ 14,831,170    273,368
  #   Stella International Holdings, Ltd...............    690,500  1,928,857
      Stelux Holdings International, Ltd...............  3,100,400    798,207
  *   Success Universe Group, Ltd......................  5,948,000    216,286
      Sun Hing Vision Group Holdings, Ltd..............    358,000    116,435
  #   Sun Hung Kai & Co., Ltd..........................  3,691,429  3,147,352
      TAI Cheung Holdings, Ltd.........................  2,019,000  1,661,905
      Tai Sang Land Development, Ltd...................    804,910    377,508
  *   Talent Property Group, Ltd.......................  4,701,420     59,205
  #   Tan Chong International, Ltd.....................  1,212,000    510,433
  #   Tao Heung Holdings, Ltd..........................    517,000    308,714
  #*  Taung Gold International, Ltd.................... 14,590,000    391,574
  *   Technovator International, Ltd...................  1,004,000    463,974
      Television Broadcasts, Ltd.......................  1,030,000  6,690,149
  *   Termbray Industries International Holdings, Ltd..  2,304,900    242,659
      Tern Properties Co., Ltd.........................     51,200     32,073
      Texwinca Holdings, Ltd...........................  4,102,000  3,856,807

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 HONG KONG -- (Continued)
     Tian Teck Land, Ltd..............................  1,054,000 $  1,201,349
 *   Titan Petrochemicals Group, Ltd.................. 13,140,000        4,239
 #   Tradelink Electronic Commerce, Ltd...............  4,622,000    1,193,963
     Transport International Holdings, Ltd............  1,009,341    1,861,914
 #   Trinity, Ltd.....................................  7,266,000    1,827,474
     Tristate Holdings, Ltd...........................    188,000       76,904
 *   TSC Group Holdings, Ltd..........................  3,000,000    1,418,416
     Tse Sui Luen Jewellery International, Ltd........    256,000      100,842
 #*  United Laboratories International Holdings,
       Ltd. (The).....................................  4,142,000    2,749,082
 *   Universal Technologies Holdings, Ltd.............  7,630,000      428,071
 *   Universe International Holdings, Ltd.............  3,475,000       61,324
 *   Up Energy Development Group, Ltd.................  3,205,000      367,028
 *   Value Convergence Holdings, Ltd..................  1,756,000      239,068
 #   Value Partners Group, Ltd........................  5,555,000    4,025,340
     Van Shung Chong Holdings, Ltd....................    789,335      135,862
     Vanke Property Overseas, Ltd.....................     13,000       14,275
     Varitronix International, Ltd....................  1,995,293    1,830,106
     Vedan International Holdings, Ltd................  3,272,000      182,711
     Victory City International Holdings, Ltd.........  6,385,993      834,689
 #   Vitasoy International Holdings, Ltd..............  4,391,000    5,649,788
     VST Holdings, Ltd................................  4,917,600    1,256,988
 #   VTech Holdings, Ltd..............................    241,300    2,983,091
     Wai Kee Holdings, Ltd............................  7,864,738    2,401,605
     Wang On Group, Ltd............................... 30,111,286    1,015,490
 *   Willie International Holdings, Ltd...............    600,000      127,056
     Win Hanverky Holdings, Ltd.......................  1,812,000      233,670
 #   Wing Hang Bank, Ltd..............................    280,500    4,524,164
     Wing On Co. International, Ltd...................    781,000    2,241,955
     Wing Tai Properties, Ltd.........................  1,957,331    1,237,056
     Wong's International Hldgs.......................    737,641      237,846
     Wong's Kong King International...................    120,000       10,058
     Xinyi Glass Holdings, Ltd........................ 14,068,000    8,228,231
 #   Xinyi Solar Holdings, Ltd........................ 12,292,000    3,485,191
     Yangtzekiang Garment, Ltd........................    606,500      210,240
     Yau Lee Holdings, Ltd............................    534,000      113,463
     Yeebo International Hldg.........................    572,000       95,784
     YGM Trading, Ltd.................................    460,000    1,032,342
     YT Realty Group, Ltd.............................    749,000      232,554
     Yugang International, Ltd........................ 93,492,000    1,040,010
     Zhuhai Holdings Investment Group, Ltd............  2,558,000      443,205
                                                                  ------------
 TOTAL HONG KONG......................................             383,136,665
                                                                  ------------
 NEW ZEALAND -- (6.8%)
 #*  a2 Milk Co., Ltd.................................    885,358      485,648
     Abano Healthcare Group, Ltd......................     29,547      162,146
     Air New Zealand, Ltd.............................  3,476,787    5,827,978
     Auckland International Airport, Ltd..............    319,815    1,033,934
 #*  Bathurst Resources, Ltd..........................  1,666,560       80,102
     Briscoe Group, Ltd...............................      2,235        5,101
     Cavalier Corp., Ltd..............................    283,674      275,900
     CDL Investments New Zealand, Ltd.................    163,215       71,944
 #   Chorus, Ltd......................................  1,749,675    2,594,279
     Colonial Motor Co., Ltd. (The)...................    148,846      666,766

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
 NEW ZEALAND -- (Continued)
     Contact Energy, Ltd................................   468,775 $  2,201,329
 #*  Diligent Board Member Services, Inc................    82,102      282,273
 #   Ebos Group, Ltd....................................   431,706    3,701,371
 #   Fisher & Paykel Healthcare Corp., Ltd.............. 3,890,963   15,676,327
 #   Freightways, Ltd...................................   889,704    3,706,628
 #   Hallenstein Glasson Holdings, Ltd..................   245,661      630,778
     Heartland New Zealand, Ltd.........................   185,677      148,007
 #   Hellaby Holdings, Ltd..............................   380,827      899,179
 #   Infratil, Ltd...................................... 3,071,279    6,486,838
     Kathmandu Holdings, Ltd............................   483,678    1,367,205
 #   Mainfreight, Ltd...................................   520,691    6,561,680
     Methven, Ltd.......................................    93,877       87,577
 #   Metlifecare, Ltd...................................   361,582    1,350,900
 #   Michael Hill International, Ltd.................... 1,534,152    1,729,821
     Millennium & Copthorne Hotels New Zealand, Ltd.....   418,978      450,569
     New Zealand Oil & Gas, Ltd......................... 2,036,646    1,387,961
 #   New Zealand Refining Co., Ltd. (The)...............   591,259      848,485
     Northland Port Corp. NZ, Ltd.......................   115,915      288,671
     Nuplex Industries, Ltd............................. 1,222,797    3,070,239
 #   NZX, Ltd...........................................   980,309    1,086,311
 #   Opus International Consultants, Ltd................    12,925       19,292
 #*  Pacific Edge, Ltd..................................   389,890      247,350
     PGG Wrightson, Ltd.................................   980,136      332,815
 *   Pike River Coal, Ltd...............................   490,805           --
 #   Port of Tauranga, Ltd..............................   528,322    6,946,146
 *   Pumpkin Patch, Ltd.................................   606,913      191,022
 #   Restaurant Brands New Zealand, Ltd.................   471,007    1,305,174
 *   Richina Pacific, Ltd...............................   274,180       15,722
 *   Rubicon, Ltd....................................... 1,485,105      506,910
 #   Ryman Healthcare, Ltd.............................. 2,143,745   14,691,053
     Sanford, Ltd.......................................   393,618    1,354,347
     Scott Technology, Ltd..............................    38,136       48,879
 #   Skellerup Holdings, Ltd............................   507,716      727,920
     Sky Network Television, Ltd........................ 1,967,151   11,238,233
     SKYCITY Entertainment Group, Ltd................... 3,927,601   12,506,613
     Steel & Tube Holdings, Ltd.........................   438,567    1,094,137
     Summerset Group Holdings, Ltd......................   117,337      310,375
     Telecom Corp. of New Zealand, Ltd..................   440,138    1,060,162
     Tourism Holdings, Ltd..............................   274,867      291,101
 #   Tower, Ltd.........................................   814,703    1,262,629
     Trade Me Group, Ltd................................ 1,216,275    3,579,869
 #   TrustPower, Ltd....................................    70,059      424,592
 #   Vector, Ltd........................................ 1,271,949    2,795,279
 #   Warehouse Group, Ltd. (The)........................   681,985    1,832,799
 #*  Xero, Ltd..........................................   135,190    2,846,930
                                                                   ------------
 TOTAL NEW ZEALAND......................................            128,795,296
                                                                   ------------
 SINGAPORE -- (10.3%)
 *   Abterra, Ltd.......................................   531,800      306,177
     Amara Holdings, Ltd................................   950,000      451,368
 #   Amtek Engineering, Ltd............................. 1,353,000      671,487
     ASL Marine Holdings, Ltd...........................   816,600      442,054
     Aspial Corp., Ltd..................................    72,959       26,859

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
 SINGAPORE -- (Continued)
 #*  Ausgroup, Ltd......................................  3,653,000 $1,201,174
 #   Baker Technology, Ltd..............................  1,272,000    269,749
 #   Banyan Tree Holdings, Ltd..........................  1,053,000    555,531
 #*  Biosensors International Group, Ltd................  6,598,237  4,479,243
     Bonvests Holdings, Ltd.............................    978,000  1,140,937
     Boustead Singapore, Ltd............................  1,686,261  2,483,048
     Breadtalk Group, Ltd...............................    907,800    998,602
 *   Broadway Industrial Group, Ltd.....................  1,374,000    290,833
     Bukit Sembawang Estates, Ltd.......................    614,003  3,093,371
     Bund Center Investment, Ltd........................  2,717,000    444,717
 #   Centurion Corp., Ltd...............................    316,000    176,711
 *   CH Offshore, Ltd...................................  1,642,400    617,445
 #   China Aviation Oil Singapore Corp., Ltd............  1,586,399  1,048,249
 #   China Merchants Holdings Pacific, Ltd..............    841,000    650,567
     Chip Eng Seng Corp., Ltd...........................  3,546,800  2,356,647
     Chuan Hup Holdings, Ltd............................  3,967,000    920,951
 #   Cityspring Infrastructure Trust....................  1,351,000    540,368
 #   Cosco Corp. Singapore, Ltd.........................  7,006,000  3,999,834
     Creative Technology, Ltd...........................    272,200    489,997
     CSC Holdings, Ltd..................................  2,495,000    155,260
 #   CSE Global, Ltd....................................  3,382,000  1,964,797
 #   CWT, Ltd...........................................  1,393,700  1,884,631
     Datapulse Technology, Ltd..........................     89,000     11,430
 #   Del Monte Pacific, Ltd.............................    848,000    359,398
 *   Delong Holdings, Ltd...............................  1,361,000    278,719
     DMX Technologies Group, Ltd........................  2,096,000    313,278
 #   Dyna-Mac Holdings, Ltd.............................  2,259,000    696,083
 #   Elec & Eltek International Co., Ltd................    147,000    226,127
     Ellipsiz, Ltd......................................    123,000     10,042
     EnGro Corp., Ltd...................................    354,000    336,497
 #   Envictus International Holdings, Ltd...............    725,000    252,607
     Eu Yan Sang International, Ltd.....................    809,800    531,977
 *   euNetworks Group, Ltd..............................      8,220      3,999
     Ezion Holdings, Ltd................................    574,800    984,377
     Ezra Holdings, Ltd.................................  5,619,000  5,266,456
     Falcon Energy Group, Ltd...........................  2,068,000    701,560
     Far East Orchard, Ltd..............................  1,106,685  1,684,809
 *   First Sponsor Group, Ltd...........................    453,661    472,753
     FJ Benjamin Holdings, Ltd..........................  1,305,000    202,279
     Food Empire Holdings, Ltd..........................  1,256,400    384,646
 #*  Forterra Trust.....................................     98,000    133,855
 #   Fragrance Group, Ltd...............................  6,256,000  1,201,287
 #*  Gallant Venture, Ltd...............................  5,073,000  1,234,217
 *   Geo Energy Resources, Ltd..........................    432,000     94,923
     GK Goh Holdings, Ltd...............................  1,458,000  1,044,440
     Global Premium Hotels, Ltd.........................    500,480    147,923
 *   Global Yellow Pages, Ltd...........................    747,500     29,211
 #   GMG Global, Ltd.................................... 18,410,000  1,223,885
 #   Goodpack, Ltd......................................  1,620,000  3,187,067
     GP Batteries International, Ltd....................    235,000    149,790
     GP Industries, Ltd.................................  2,643,209  1,106,300
     GuocoLand, Ltd.....................................    399,314    677,948
     GuocoLeisure, Ltd..................................  3,364,000  2,927,939

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
 SINGAPORE -- (Continued)
 *   Hanwell Holdings, Ltd..............................  1,823,419 $  422,954
 #*  Healthway Medical Corp., Ltd.......................  8,556,776    404,360
     HG Metal Manufacturing, Ltd........................  1,768,000    111,833
     Hi-P International, Ltd............................  1,309,000    676,924
 #   Hiap Hoe, Ltd......................................    353,000    254,494
     Hiap Seng Engineering, Ltd.........................    612,000     96,419
 *   HLH Group, Ltd.....................................  8,364,000    120,716
     Ho Bee Land, Ltd...................................  1,652,000  2,969,622
     Hong Fok Corp., Ltd................................  3,323,640  2,827,055
     Hong Leong Asia, Ltd...............................    711,000    903,990
     Hotel Grand Central, Ltd...........................  1,394,187  1,539,841
     Hour Glass, Ltd. (The).............................    622,744    925,857
 *   HTL International Holdings, Ltd....................  1,063,843    242,804
     HupSteel, Ltd......................................  1,572,875    266,186
 #   Hwa Hong Corp., Ltd................................  2,186,000    560,331
 #   Hyflux, Ltd........................................  3,243,500  3,078,657
 #   Indofood Agri Resources, Ltd.......................  3,468,000  2,684,018
     InnoTek, Ltd.......................................    950,000    277,009
 #*  International Healthway Corp., Ltd.................    594,656    123,905
 #*  Interra Resources, Ltd.............................    396,000    115,649
     IPC Corp., Ltd.....................................  4,265,000    522,108
 #   ISDN Holdings, Ltd.................................    293,000     94,662
     Isetan Singapore, Ltd..............................    122,500    479,664
 #*  Jiutian Chemical Group, Ltd........................ 10,128,000    543,535
 #*  Jurong Technologies Industrial Corp., Ltd..........  2,227,680         --
     k1 Ventures, Ltd...................................  5,098,500    837,159
 #   Keppel Infrastructure Trust........................  1,354,000  1,123,012
     Keppel Telecommunications & Transportation, Ltd....  1,409,600  1,922,028
     Koh Brothers Group, Ltd............................  1,432,000    360,902
 #   KSH Holdings, Ltd..................................     52,000     22,447
     LCD Global Investments, Ltd........................  3,569,504    839,853
     Lee Kim Tah Holdings, Ltd..........................  1,600,000  1,148,688
 *   Li Heng Chemical Fibre Technologies, Ltd...........  2,053,000    148,112
     Lian Beng Group, Ltd...............................  2,061,000  1,185,210
 #*  Linc Energy, Ltd...................................  1,982,517  1,978,186
 #*  LionGold Corp., Ltd................................  2,818,000    177,779
     Low Keng Huat Singapore, Ltd.......................    916,000    498,314
     Lum Chang Holdings, Ltd............................  1,094,030    337,226
     M1, Ltd............................................    875,000  2,621,760
 #   Marco Polo Marine, Ltd.............................    963,000    269,061
     mDR, Ltd...........................................  3,997,000     25,632
 *   Mercator Lines Singapore, Ltd......................    555,000     38,224
 #   Mermaid Maritime PCL...............................  1,439,000    504,790
 #   Metro Holdings, Ltd................................  2,085,792  1,548,963
     Mewah International, Inc...........................  1,496,000    508,448
 #   Midas Holdings, Ltd................................  8,177,000  2,843,702
     Nam Cheong, Ltd....................................  7,126,740  2,618,344
 #*  Neptune Orient Lines, Ltd..........................     97,000     73,699
     New Toyo International Holdings, Ltd...............  1,624,000    372,512
 #   NSL, Ltd...........................................    422,000    579,267
 *   Oceanus Group, Ltd................................. 13,109,000    220,105
 #   OSIM International, Ltd............................  1,689,000  3,874,387
 #   Otto Marine, Ltd................................... 10,983,500    628,538

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
 SINGAPORE -- (Continued)
 #   OUE Hospitality Trust..............................    310,500 $   225,311
 #   OUE, Ltd...........................................  1,863,000   3,648,413
 #   Oxley Holdings, Ltd................................    893,000     473,119
 #   Pan-United Corp., Ltd..............................  2,006,000   1,706,086
     PEC, Ltd...........................................     47,000      21,082
     Penguin International, Ltd.........................  1,320,000     242,835
     Petra Foods, Ltd...................................    804,000   2,536,470
     Popular Holdings, Ltd..............................  2,763,650     574,622
     QAF, Ltd...........................................  1,244,080     864,388
 #*  Raffles Education Corp., Ltd.......................  4,299,710   1,320,140
 #   Raffles Medical Group, Ltd.........................    586,437   1,834,647
     Rickmers Maritime..................................    888,000     213,574
     Rotary Engineering, Ltd............................  1,463,600     869,692
     Roxy-Pacific Holdings, Ltd.........................    297,500     135,754
 *   S I2I, Ltd......................................... 17,004,000      95,413
     San Teh, Ltd.......................................    862,087     207,591
 *   Sapphire Corp., Ltd................................    442,000      29,416
     SBS Transit, Ltd...................................    953,500   1,300,715
 #   See Hup Seng, Ltd..................................  2,372,000     555,639
     Sheng Siong Group, Ltd.............................  1,301,000     738,968
     Sim Lian Group, Ltd................................  2,281,855   1,574,838
     Sinarmas Land, Ltd.................................  5,838,000   3,092,825
     Sing Holdings, Ltd.................................  1,134,000     344,356
     Sing Investments & Finance, Ltd....................    297,675     320,614
     Singapore Post, Ltd................................  8,334,120  11,722,022
     Singapore Reinsurance Corp., Ltd...................  1,514,530     358,124
     Singapore Shipping Corp., Ltd......................  1,689,000     350,130
     Singapura Finance, Ltd.............................    174,062     214,324
 #*  Sino Grandness Food Industry Group, Ltd............  2,157,000   1,171,854
 #   SMRT Corp., Ltd....................................  2,379,000   3,009,402
     Stamford Land Corp., Ltd...........................  3,282,000   1,697,122
     Straco Corp., Ltd..................................    130,000      84,029
     Sunningdale Tech, Ltd..............................  3,592,000     589,529
 #*  SunVic Chemical Holdings, Ltd......................  2,038,000     829,568
 #   Super Group, Ltd...................................  2,520,000   2,965,960
 #   Swiber Holdings, Ltd...............................  3,974,000   1,663,954
     Swissco Holdings, Ltd..............................    649,500     476,012
 #   Tat Hong Holdings, Ltd.............................  2,072,800   1,457,252
     Thakral Corp., Ltd.................................  5,601,000     124,641
     Tiong Woon Corp. Holding, Ltd......................  2,152,250     584,111
 #   Triyards holdings, Ltd.............................    348,900     207,515
 *   TT International, Ltd..............................    409,000      56,310
 #   Tuan Sing Holdings, Ltd............................  4,139,583   1,323,276
 #   UMS Holdings, Ltd..................................  1,889,000     945,829
 #   United Engineers, Ltd..............................  2,803,028   5,378,221
 #   United Envirotech, Ltd.............................  3,012,000   3,296,910
     United Overseas Insurance, Ltd.....................    187,250     682,173
 #   UOB-Kay Hian Holdings, Ltd.........................  1,876,435   2,440,473
 #   UPP Holdings, Ltd..................................  3,060,000     695,455
 #*  Vard Holdings, Ltd.................................  4,053,000   3,510,337
     Venture Corp., Ltd.................................  1,669,000  10,835,579
 *   Vibrant Group, Ltd.................................  9,159,901     886,818
     Vicom, Ltd.........................................    120,000     636,304

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                       SHARES       VALUE++
                                                      ---------- --------------
SINGAPORE -- (Continued)
    Wee Hur Holdings, Ltd............................  2,749,000 $      890,998
#   Wheelock Properties Singapore, Ltd...............  1,210,000      1,834,898
    Wing Tai Holdings, Ltd...........................  2,843,567      4,487,226
    Xpress Holdings, Ltd.............................  1,281,000         16,369
#   Yeo Hiap Seng, Ltd...............................    223,731        381,136
    YHI International, Ltd...........................  1,174,000        229,508
#   Yongnam Holdings, Ltd............................  8,173,000      1,534,925
                                                                 --------------
TOTAL SINGAPORE......................................               195,580,172
                                                                 --------------
TOTAL COMMON STOCKS..................................             1,509,375,547
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Centrebet International, Ltd. Litigation Rights..     81,336             --
*   Ramelius Resources, Ltd..........................    189,104          1,406
                                                                 --------------
TOTAL AUSTRALIA......................................                     1,406
                                                                 --------------
SINGAPORE -- (0.0%)
*   Global Yellow Pages, Ltd. Warrant 06/25/19.......    448,500          2,517
*   Technics Oil & Gas, Ltd. Warrants 12/09/16.......     16,800          5,454
                                                                 --------------
TOTAL SINGAPORE......................................                     7,971
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                     9,377
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                      ---------- --------------
SECURITIES LENDING COLLATERAL -- (20.5%)
(S)@ DFA Short Term Investment Fund                   33,620,097    388,984,520
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,772,592,332)^^............................            $1,898,369,444
                                                                 ==============

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Australia.................. $1,100,487 $  799,686,722   --    $  800,787,209
   China......................         --      1,076,205   --         1,076,205
   Hong Kong..................    824,414    382,312,251   --       383,136,665
   New Zealand................         --    128,795,296   --       128,795,296
   Singapore..................    741,910    194,838,262   --       195,580,172
Rights/Warrants
   Australia..................         --          1,406   --             1,406
   Singapore..................         --          7,971   --             7,971
Securities Lending Collateral.         --    388,984,520   --       388,984,520
                               ---------- --------------   --    --------------
TOTAL                          $2,666,811 $1,895,702,633   --    $1,898,369,444
                               ========== ==============   ==    ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- -----------
  COMMON STOCKS -- (97.4%)
  Consumer Discretionary -- (24.6%)
      4imprint Group P.L.C.............................     98,614 $ 1,180,381
      888 Holdings P.L.C...............................    936,528   1,870,877
  *   Aga Rangemaster Group P.L.C......................    453,866   1,209,629
      Barratt Developments P.L.C.......................  4,041,550  23,709,703
      Bellway P.L.C....................................    652,849  16,571,223
      Berkeley Group Holdings P.L.C....................    652,989  26,881,670
      Betfair Group P.L.C..............................    149,517   2,630,862
      Bloomsbury Publishing P.L.C......................    283,806     843,823
      Boot Henry P.L.C.................................    432,804   1,351,800
      Bovis Homes Group P.L.C..........................    875,787  11,253,004
  #   Bwin.Party Digital Entertainment P.L.C...........  2,936,708   4,236,117
  *   Carpetright P.L.C................................     13,426     118,654
  #   Centaur Media P.L.C..............................    556,967     570,591
      Chime Communications P.L.C.......................    347,767   1,912,055
      Cineworld Group P.L.C............................  1,100,456   5,979,541
      Connect Group P.L.C..............................    998,228   2,597,083
      Creston P.L.C....................................     22,394      39,385
      Daily Mail & General Trust P.L.C.................  1,341,976  18,919,532
      Darty P.L.C......................................  1,297,119   1,739,190
      Debenhams P.L.C..................................  6,498,732   7,223,475
      Dignity P.L.C....................................    245,594   5,720,981
  *   Dixons Retail P.L.C.............................. 18,181,138  15,806,342
      Domino's Pizza Group P.L.C.......................    628,393   5,792,164
      Dunelm Group P.L.C...............................    302,903   4,250,638
  *   Enterprise Inns P.L.C............................  2,687,428   5,664,687
      Euromoney Institutional Investor P.L.C...........    295,537   5,400,612
  *   Findel P.L.C.....................................    313,743   1,349,196
  *   Forminster P.L.C.................................     43,333          --
      Fuller Smith & Turner............................    137,316   2,136,387
      Future P.L.C.....................................  1,301,863     188,945
  #   Games Workshop Group P.L.C.......................    101,889   1,064,764
      Greene King P.L.C................................  1,421,372  19,765,002
      Halfords Group P.L.C.............................  1,101,757   8,890,638
      Headlam Group P.L.C..............................    337,290   2,290,279
      Home Retail Group P.L.C..........................  4,196,363  11,721,381
  *   Hornby P.L.C.....................................    154,220     174,732
      Howden Joinery Group P.L.C.......................  3,305,940  18,876,501
      Huntsworth P.L.C.................................    971,327     822,802
      Inchcape P.L.C...................................  2,319,770  25,056,886
      Informa P.L.C....................................  3,121,619  25,613,722
      ITE Group P.L.C..................................  1,144,948   3,866,405
      J D Wetherspoon P.L.C............................    501,603   6,284,260
      JD Sports Fashion P.L.C..........................    480,052   3,070,984
      John Menzies P.L.C...............................    253,102   2,850,963
  *   Johnston Press P.L.C.............................  1,039,980      76,676
      Ladbrokes P.L.C..................................  4,483,503   9,946,650
      Laura Ashley Holdings P.L.C......................  1,517,420     634,993
      Lookers P.L.C....................................  1,699,510   3,802,673
      Marston's P.L.C..................................  3,122,248   7,555,850
  *   Mecom Group P.L.C................................    477,516   1,211,126
      Millennium & Copthorne Hotels P.L.C..............  1,048,561  10,350,534

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 Consumer Discretionary -- (Continued)
 *   Mitchells & Butlers P.L.C........................  1,030,286 $  6,486,537
     MJ Gleeson Group P.L.C...........................    195,875    1,240,838
 #*  Mothercare P.L.C.................................    266,771    1,082,060
     N Brown Group P.L.C..............................    874,754    6,356,242
 *   Ocado Group P.L.C................................     32,320      182,804
     Pendragon P.L.C..................................  4,395,240    2,334,476
 *   Perform Group P.L.C..............................    108,673      388,704
     Persimmon P.L.C..................................    560,569   11,806,425
     Photo-Me International P.L.C.....................    338,001      823,099
 *   Puma Brandenburg, Ltd............................    119,000           --
 *   Puma Brandenburg, Ltd. A Shares..................    119,000           --
 #*  Punch Taverns P.L.C..............................  2,668,837      412,280
     Rank Group P.L.C.................................    104,240      286,922
     Redrow P.L.C.....................................  1,505,347    6,211,511
     Restaurant Group P.L.C. (The)....................  1,001,808   10,380,053
     Rightmove P.L.C..................................    466,340   17,860,517
     Spirit Pub Co. P.L.C.............................  3,103,818    3,826,249
 *   Sportech P.L.C...................................    384,214      559,985
 *   Sports Direct International P.L.C................     63,164      709,732
     STV Group P.L.C..................................      4,868       29,993
 *   SuperGroup P.L.C.................................    203,095    3,487,714
     Taylor Wimpey P.L.C.............................. 15,614,170   29,185,517
     Ted Baker P.L.C..................................    145,679    4,186,182
 *   Thomas Cook Group P.L.C..........................  7,517,966   15,465,741
     Topps Tiles P.L.C................................    829,659    1,483,861
 *   Torotrak P.L.C...................................     42,953       13,567
 *   Trinity Mirror P.L.C.............................  1,688,565    5,632,064
     TUI Travel P.L.C.................................    279,182    1,704,190
     UBM P.L.C........................................  1,220,974   12,725,245
     UTV Media P.L.C..................................    461,323    1,703,522
     Vitec Group P.L.C. (The).........................    164,847    1,573,613
     WH Smith P.L.C...................................    711,405   13,538,417
     William Hill P.L.C...............................  3,678,697   21,804,884
     Wilmington Group P.L.C...........................    346,234    1,140,378
                                                                  ------------
 Total Consumer Discretionary.........................             525,699,690
                                                                  ------------
 Consumer Staples -- (4.3%)
     A.G. BARR P.L.C..................................    427,802    4,779,614
     Anglo-Eastern Plantations P.L.C..................    108,153    1,228,946
     Booker Group P.L.C...............................  7,511,637   15,809,184
     Britvic P.L.C....................................  1,264,448   14,941,948
     Cranswick P.L.C..................................    264,392    5,634,013
     Dairy Crest Group P.L.C..........................    747,197    5,288,218
     Devro P.L.C......................................    891,696    3,841,349
     Greencore Group P.L.C............................  2,335,961   10,413,482
     Greggs P.L.C.....................................    541,226    4,769,450
     Hilton Food Group P.L.C..........................     24,794      198,306
     McBride P.L.C....................................    855,515    1,377,577
 *   Premier Foods P.L.C..............................  2,951,877    2,088,763
 #   PZ Cussons P.L.C.................................  1,329,597    7,908,286
     REA Holdings P.L.C...............................     50,639      393,270
     Tate & Lyle P.L.C................................  1,155,924   12,135,547

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  Consumer Staples -- (Continued)
  #*  Thorntons P.L.C..................................   274,658 $    511,260
                                                                  ------------
  Total Consumer Staples...............................             91,319,213
                                                                  ------------
  Energy -- (5.4%)
  *   Afren P.L.C...................................... 5,639,345   10,453,866
      AMEC P.L.C....................................... 1,114,094   21,326,831
      Anglo Pacific Group P.L.C........................   484,070    1,537,068
  *   Cairn Energy P.L.C............................... 2,601,577    7,720,268
  *   EnQuest P.L.C.................................... 3,606,671    8,228,274
  *   Exillon Energy P.L.C.............................   226,286      574,928
      Fortune Oil P.L.C................................ 6,238,485    1,079,574
  *   Hardy Oil & Gas P.L.C............................    74,781      141,434
      Hunting P.L.C....................................   639,376    9,358,876
      James Fisher & Sons P.L.C........................   221,903    4,916,464
  #*  JKX Oil & Gas P.L.C..............................   456,676      330,465
      John Wood Group P.L.C............................ 1,771,267   22,326,549
  #*  Lamprell P.L.C................................... 1,307,475    3,341,682
      Premier Oil P.L.C................................ 2,527,814   13,699,489
  *   Salamander Energy P.L.C.......................... 1,063,663    2,016,887
      Soco International P.L.C......................... 1,018,017    7,369,895
                                                                  ------------
  Total Energy.........................................            114,422,550
                                                                  ------------
  Financials -- (14.2%)
      Amlin P.L.C...................................... 2,613,209   20,077,518
  #   Ashmore Group P.L.C.............................. 1,839,927   10,938,593
      Bank of Georgia Holdings P.L.C...................   131,549    5,392,162
      Beazley P.L.C.................................... 2,627,389   10,790,698
      Brewin Dolphin Holdings P.L.C.................... 1,367,522    6,900,633
      Capital & Counties Properties P.L.C..............   474,174    2,560,508
      Capital & Regional P.L.C......................... 2,692,546    2,082,983
      Catlin Group, Ltd................................ 1,827,706   15,507,325
      Charles Stanley Group P.L.C......................   126,349      747,261
      Charles Taylor P.L.C.............................   139,215      562,062
      Chesnara P.L.C...................................   578,859    3,029,490
      Close Brothers Group P.L.C.......................   777,213   16,609,447
  *   Coalfield Resources P.L.C........................   268,451       27,437
      Daejan Holdings P.L.C............................    32,083    2,582,179
      Development Securities P.L.C.....................   580,091    2,046,351
      Hansard Global P.L.C.............................    16,468       25,266
      Helical Bar P.L.C................................   668,916    3,857,241
      Henderson Group P.L.C............................ 5,474,033   22,377,057
      Hiscox, Ltd...................................... 1,645,320   18,704,846
      ICAP P.L.C....................................... 2,874,272   16,809,099
      IG Group Holdings P.L.C.......................... 1,870,679   19,217,586
  *   Industrial & Commercial Holdings P.L.C...........     5,000           --
      Intermediate Capital Group P.L.C.................   572,350    3,877,428
      International Personal Finance P.L.C.............   690,825    6,419,699
  *   IP Group P.L.C................................... 1,306,305    3,992,965
      Jardine Lloyd Thompson Group P.L.C...............   629,508   10,900,844
      Jupiter Fund Management P.L.C.................... 1,541,405    9,913,771
      Lancashire Holdings, Ltd.........................   912,700    9,430,207
      Liontrust Asset Management P.L.C.................    16,102       66,303

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  Financials -- (Continued)
      LSL Property Services P.L.C......................   202,729 $  1,270,830
      Man Group P.L.C.................................. 9,800,117   19,587,130
      Novae Group P.L.C................................   281,719    2,613,306
      Phoenix Group Holdings...........................   671,770    7,925,458
  *   Quintain Estates & Development P.L.C............. 2,680,731    3,982,952
      Rathbone Brothers P.L.C..........................   165,692    5,666,444
  *   Raven Russia, Ltd................................   932,253    1,091,554
  *   Renovo Group P.L.C...............................    87,461       23,794
      S&U P.L.C........................................    21,140      641,500
      Savills P.L.C....................................   642,124    6,434,162
      St James's Place P.L.C...........................   793,110    9,694,110
      ST Modwen Properties P.L.C.......................   957,652    5,987,855
      Tullett Prebon P.L.C............................. 1,098,479    4,577,816
      Unite Group P.L.C. (The)......................... 1,059,448    7,250,618
  *   Waterloo Investment Holdings, Ltd................     5,979          707
                                                                  ------------
  Total Financials.....................................            302,195,195
                                                                  ------------
  Health Care -- (3.3%)
  #*  Alizyme P.L.C....................................   660,805           --
      Bioquell P.L.C...................................    90,893      146,587
  *   BTG P.L.C........................................ 1,781,080   18,187,483
      Consort Medical P.L.C............................   146,340    2,243,097
      Dechra Pharmaceuticals P.L.C.....................   429,068    5,013,704
      Genus P.L.C......................................   281,441    4,969,283
      Hikma Pharmaceuticals P.L.C......................   713,706   21,626,315
  *   Optos P.L.C......................................   109,965      348,185
  *   Oxford Biomedica P.L.C........................... 2,821,652      139,489
  *   Skyepharma P.L.C.................................   153,594      630,192
      Synergy Health P.L.C.............................   300,498    6,896,939
      UDG Healthcare P.L.C............................. 1,054,651    6,322,361
  *   Vectura Group P.L.C.............................. 1,829,761    4,358,024
                                                                  ------------
  Total Health Care....................................             70,881,659
                                                                  ------------
  Industrials -- (25.1%)
      Air Partner P.L.C................................    39,319      221,334
      Alumasc Group....................................   124,366      233,138
      Ashtead Group P.L.C.............................. 1,924,076   28,862,381
      Avon Rubber P.L.C................................    60,500      672,997
      Balfour Beatty P.L.C............................. 3,596,658   14,434,378
      BBA Aviation P.L.C............................... 2,792,163   14,978,395
      Berendsen P.L.C..................................   832,065   14,675,149
      Bodycote P.L.C................................... 1,253,236   14,647,173
      Braemar Shipping Services P.L.C..................    83,345      700,867
      Brammer P.L.C....................................   466,539    3,371,368
  #   Camellia P.L.C...................................     2,481      436,416
      Cape P.L.C.......................................   630,318    3,014,713
      Carillion P.L.C.................................. 2,342,316   13,173,368
      Carr's Milling Industries P.L.C..................    35,419    1,090,073
      Castings P.L.C...................................   162,757    1,414,996
      Chemring Group P.L.C............................. 1,217,006    4,162,010
      Clarkson P.L.C...................................    67,965    2,514,500
      Cobham P.L.C..................................... 5,618,202   27,720,366

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  Industrials -- (Continued)
      Communisis P.L.C................................. 1,047,623 $ 1,086,725
  #   Costain Group P.L.C..............................   229,460   1,015,126
      DCC P.L.C........................................   431,941  24,644,086
      De La Rue P.L.C..................................   406,972   5,005,328
      Dialight P.L.C...................................    50,553     787,366
      Diploma P.L.C....................................   593,739   6,409,785
      easyJet P.L.C....................................   107,196   2,336,363
      Fenner P.L.C.....................................   960,636   5,522,314
  *   Firstgroup P.L.C................................. 5,556,632  11,813,763
      Galliford Try P.L.C..............................   381,660   8,175,484
      Go-Ahead Group P.L.C.............................   224,275   8,318,127
      Goodwin P.L.C....................................       383      24,037
      Grafton Group P.L.C..............................   542,166   5,254,272
      Harvey Nash Group P.L.C..........................    46,693      80,408
      Hays P.L.C....................................... 7,127,281  14,612,495
      Hogg Robinson Group P.L.C........................   134,014     138,941
      Homeserve P.L.C.................................. 1,419,035   7,169,319
      Hyder Consulting P.L.C...........................   178,009   1,928,482
      Interserve P.L.C.................................   722,721   7,752,639
      Keller Group P.L.C...............................   333,468   4,876,276
      Kentz Corp., Ltd.................................   240,448   3,765,628
      Kier Group P.L.C.................................   230,156   6,778,977
      Latchways P.L.C..................................    36,248     636,200
      Lavendon Group P.L.C.............................   794,539   2,840,510
      Management Consulting Group P.L.C................ 1,519,596     569,677
      Mears Group P.L.C................................   524,161   4,106,333
      Meggitt P.L.C....................................   158,336   1,355,760
      Melrose Industries P.L.C......................... 3,891,876  17,238,609
      Michael Page International P.L.C................. 1,381,830   9,930,066
      Mitie Group P.L.C................................ 1,953,183  10,028,331
      Morgan Advanced Materials P.L.C.................. 1,478,838   7,803,577
  #   Morgan Sindall Group P.L.C.......................   191,310   2,584,912
      National Express Group P.L.C..................... 2,267,471   9,988,633
      Norcros P.L.C....................................   127,268      37,602
      Northgate P.L.C..................................   752,381   6,249,548
      PayPoint P.L.C...................................   200,421   3,541,461
      QinetiQ Group P.L.C.............................. 3,181,899  11,088,895
      Redde P.L.C......................................    63,148      58,724
      Regus P.L.C...................................... 3,367,250   9,846,679
  *   Renold P.L.C.....................................   193,435     201,713
      Rentokil Initial P.L.C........................... 9,115,494  18,176,478
      Ricardo P.L.C....................................   269,498   2,920,210
      Robert Walters P.L.C.............................   387,999   2,049,572
      Rotork P.L.C.....................................   387,848  18,050,752
      RPS Group P.L.C.................................. 1,266,580   5,464,535
      Senior P.L.C..................................... 2,184,597   9,665,785
  #   Serco Group P.L.C................................ 1,965,238  11,992,935
  *   Severfield P.L.C................................. 1,288,936   1,315,828
      Shanks Group P.L.C............................... 2,320,284   4,215,244
      SIG P.L.C........................................ 3,111,040   8,763,207
      Speedy Hire P.L.C................................ 2,929,516   2,604,476
      Spirax-Sarco Engineering P.L.C...................   381,547  17,479,261
      St Ives P.L.C....................................   672,895   2,411,059

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  Industrials -- (Continued)
      Stagecoach Group P.L.C........................... 2,248,039 $ 13,441,608
      Sthree P.L.C.....................................   362,549    2,190,157
      Stobart Group, Ltd...............................   487,230    1,034,647
      T Clarke P.L.C...................................   147,457      168,959
      Tarsus Group P.L.C...............................   208,165      757,171
      Tribal Group P.L.C...............................   156,581      434,134
  #   Trifast P.L.C....................................   455,611      870,821
      UK Mail Group P.L.C..............................   197,261    1,981,304
      Ultra Electronics Holdings P.L.C.................   351,758   10,486,040
      Vesuvius P.L.C................................... 1,449,566   11,346,651
  #   Volex P.L.C......................................   317,928      431,612
      Vp P.L.C.........................................   167,297    1,807,695
  *   Wincanton P.L.C..................................   545,129    1,337,402
      WS Atkins P.L.C..................................   523,508   11,738,007
  #   XP Power, Ltd....................................    75,669    1,914,121
                                                                  ------------
  Total Industrials....................................            536,976,464
                                                                  ------------
  Information Technology -- (8.0%)
      Acal P.L.C.......................................   209,458      763,621
      Anite P.L.C...................................... 1,544,787    2,338,603
      Aveva Group P.L.C................................   128,542    4,337,260
      Computacenter P.L.C..............................   432,583    4,430,679
      CSR P.L.C........................................   916,815    8,154,465
      Domino Printing Sciences P.L.C...................   548,653    5,689,425
      E2V Technologies P.L.C...........................   532,865    1,413,999
      Electrocomponents P.L.C.......................... 2,242,155    8,973,469
      Fidessa Group P.L.C..............................   167,899    5,902,767
  *   Filtronic P.L.C..................................     4,262        1,874
      Halma P.L.C...................................... 1,927,425   18,271,023
  #*  Imagination Technologies Group P.L.C.............   459,254    1,369,146
      Innovation Group P.L.C........................... 5,126,744    2,679,866
  *   Kofax, Ltd.......................................   165,707    1,176,768
      Laird P.L.C...................................... 1,432,394    6,958,866
      Micro Focus International P.L.C..................   709,995   10,160,208
      Moneysupermarket.com Group P.L.C................. 1,209,681    3,785,408
      NCC Group P.L.C..................................   298,240    1,058,754
      Oxford Instruments P.L.C.........................   181,921    3,857,842
      Pace P.L.C....................................... 1,500,468    8,068,101
      Phoenix IT Group, Ltd............................   204,614      311,193
      Playtech P.L.C...................................   687,356    7,105,179
      Premier Farnell P.L.C............................ 1,936,840    5,887,155
      PV Crystalox Solar P.L.C.........................   147,995       42,698
      Renishaw P.L.C...................................   188,423    5,875,695
      RM P.L.C.........................................   326,463      883,966
  *   SDL P.L.C........................................   370,539    1,988,644
      Sepura P.L.C.....................................   237,115      586,311
      Spectris P.L.C...................................   601,319   19,342,169
      Spirent Communications P.L.C..................... 2,864,650    4,962,786
      Telecity Group P.L.C.............................   981,899   13,132,283
      TT electronics P.L.C.............................   841,331    2,623,834
      Vislink P.L.C....................................   205,607      148,368
  *   Wolfson Microelectronics P.L.C...................   504,759    1,965,608
      Xaar P.L.C.......................................   275,443    2,555,814

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 Information Technology -- (Continued)
     Xchanging P.L.C..................................  1,319,484 $  3,919,499
                                                                  ------------
 Total Information Technology.........................             170,723,346
                                                                  ------------
 Materials -- (7.0%)
     African Barrick Gold P.L.C.......................    537,038    2,370,420
     Alent P.L.C......................................  1,397,904    7,887,781
     British Polythene Industries P.L.C...............    137,680    1,481,641
     Carclo P.L.C.....................................    200,519      391,687
 *   Centamin P.L.C...................................  5,166,704    6,285,971
     Croda International P.L.C........................    442,133   15,636,334
     DS Smith P.L.C...................................  4,875,734   21,500,975
     Elementis P.L.C..................................  2,403,235   10,917,931
     Essentra P.L.C...................................  1,148,952   14,886,559
     Evraz P.L.C......................................    799,386    1,289,170
     Ferrexpo P.L.C...................................    955,423    2,158,543
 *   Gem Diamonds, Ltd................................    511,279    1,675,596
     Hill & Smith Holdings P.L.C......................    429,023    3,672,819
 #*  Hochschild Mining P.L.C..........................    679,617    1,866,517
 *   International Ferro Metals, Ltd..................    447,220       56,207
 *   Kazakhmys P.L.C..................................    679,153    3,707,237
 #*  Lonmin P.L.C.....................................  2,202,370    8,444,626
     Low & Bonar P.L.C................................  1,111,731    1,643,410
     Marshalls P.L.C..................................    873,938    2,366,230
     Mondi P.L.C......................................    141,738    2,482,394
 *   Petra Diamonds, Ltd..............................  1,399,780    4,710,151
 *   Petropavlovsk P.L.C..............................    991,037      565,340
     RPC Group P.L.C..................................    866,421    8,536,583
     Synthomer P.L.C..................................  1,278,510    4,580,509
     Vedanta Resources P.L.C..........................    480,809    8,482,329
     Victrex P.L.C....................................    399,976   10,787,849
     Zotefoams P.L.C..................................     96,852      380,578
                                                                  ------------
 Total Materials......................................             148,765,387
                                                                  ------------
 Telecommunication Services -- (2.8%)
     Cable & Wireless Communications P.L.C............ 12,121,745    9,590,433
 *   Colt Group SA....................................  1,528,694    3,738,266
     Inmarsat P.L.C...................................  2,296,017   28,161,681
     Kcom Group P.L.C.................................  3,046,991    5,149,074
     TalkTalk Telecom Group P.L.C.....................  2,682,549   14,225,673
                                                                  ------------
 Total Telecommunication Services.....................              60,865,127
                                                                  ------------
 Utilities -- (2.7%)
     Dee Valley Group P.L.C...........................     12,109      282,073
     Drax Group P.L.C.................................  2,103,725   24,747,197
     Pennon Group P.L.C...............................  2,007,940   27,547,965

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                       SHARES      VALUE++
                                                      --------- --------------
Utilities -- (Continued)
     Telecom Plus P.L.C..............................   227,031 $    5,317,445
                                                                --------------
Total Utilities......................................               57,894,680
                                                                --------------
TOTAL COMMON STOCKS..................................            2,079,743,311
                                                                --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)      VALUE+
                                                      --------- --------------
SECURITIES LENDING COLLATERAL -- (2.6%)
(S)@ DFA Short Term Investment Fund.................. 4,769,845     55,187,110
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,496,958,104)^^............................           $2,134,930,421
                                                                ==============

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary..... $2,846,140 $  522,853,550   --    $  525,699,690
   Consumer Staples...........         --     91,319,213   --        91,319,213
   Energy.....................  1,079,574    113,342,976   --       114,422,550
   Financials.................     25,266    302,169,929   --       302,195,195
   Health Care................         --     70,881,659   --        70,881,659
   Industrials................    118,010    536,858,454   --       536,976,464
   Information Technology.....         --    170,723,346   --       170,723,346
   Materials..................         --    148,765,387   --       148,765,387
   Telecommunication Services.         --     60,865,127   --        60,865,127
   Utilities..................         --     57,894,680   --        57,894,680
Securities Lending Collateral.         --     55,187,110   --        55,187,110
                               ---------- --------------   --    --------------
TOTAL......................... $4,068,990 $2,130,861,431   --    $2,134,930,421
                               ========== ==============   ==    ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                         SHARES    VALUE++
                                                         ------- -----------
   COMMON STOCKS -- (88.7%)
   AUSTRIA -- (2.1%)
   *   A-TEC Industries AG..............................  21,828 $        --
       Agrana Beteiligungs AG...........................  17,354   1,981,716
       AMAG Austria Metall AG...........................   2,476      88,335
       Atrium European Real Estate, Ltd................. 614,001   3,427,289
       Austria Technologie & Systemtechnik AG........... 109,393   1,263,144
       BKS Bank AG......................................   3,120      71,333
   *   BUWOG AG.........................................     768      14,787
       CA Immobilien Anlagen AG......................... 163,483   3,265,424
   #   Conwert Immobilien Invest SE..................... 147,303   1,806,607
       DO & Co. AG......................................  20,831   1,283,812
       EVN AG........................................... 164,083   2,270,601
       Flughafen Wien AG................................  48,018   4,504,698
       Frauenthal Holding AG............................   4,212      59,586
       IMMOFINANZ AG....................................  15,360      48,439
       Josef Manner & Co. AG............................     870      59,339
   #   Kapsch TrafficCom AG.............................  26,900   1,056,460
   #   Lenzing AG.......................................  51,434   3,005,038
       Mayr Melnhof Karton AG...........................  45,831   5,463,586
       Oberbank AG......................................  37,973   2,544,541
       Oesterreichische Post AG......................... 159,507   7,478,391
       Palfinger AG.....................................  58,212   1,803,753
       POLYTEC Holding AG...............................  83,703     828,210
   #   RHI AG........................................... 113,647   3,525,237
   #   Rosenbauer International AG......................  17,256   1,527,939
       S IMMO AG........................................ 286,735   2,282,694
       Schoeller-Bleckmann Oilfield Equipment AG........  53,715   6,388,582
       Semperit AG Holding..............................  50,274   2,800,646
   #   Strabag SE....................................... 102,680   2,752,284
       UNIQA Insurance Group AG......................... 407,414   5,103,406
   #   Wienerberger AG.................................. 565,653   8,490,106
   *   Wolford AG.......................................  11,252     346,024
   #   Zumtobel AG...................................... 161,140   3,312,283
                                                                 -----------
   TOTAL AUSTRIA........................................          78,854,290
                                                                 -----------
   BELGIUM -- (2.9%)
   *   Ablynx NV........................................ 249,312   2,934,674
       Ackermans & van Haaren NV........................ 119,771  14,510,091
   *   AGFA-Gevaert NV.................................. 948,562   2,833,895
       Arseus NV........................................ 112,324   6,060,708
   #   Atenor Group.....................................   6,182     317,789
       Banque Nationale de Belgique.....................     970   4,496,466
   #   Barco NV.........................................  60,150   4,431,104
   #   Cie d'Entreprises CFE............................  41,428   4,063,037
   *   Cie Immobiliere de Belgique SA...................  13,051     739,173
       Cie Maritime Belge SA............................  66,098   1,547,183
       Co.Br.Ha Societe Commerciale de Brasserie SA.....     115     332,782
   #   D'ieteren SA..................................... 129,060   5,444,989
       Deceuninck NV.................................... 364,236     915,034
   #   Econocom Group................................... 304,215   2,769,357
       Elia System Operator SA.......................... 137,427   6,689,929
   #*  Euronav NV....................................... 127,437   1,541,449

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- ------------
   BELGIUM -- (Continued)
   #   EVS Broadcast Equipment SA.......................  60,843 $  3,113,419
       Exmar NV......................................... 150,825    2,328,019
   *   Floridienne SA...................................     868       90,078
       Gimv NV..........................................  13,949      683,246
   *   Hamon & CIE SA...................................   4,508       90,301
   *   Ion Beam Applications............................  96,073    1,447,252
       Jensen-Group NV..................................  13,482      254,774
       Kinepolis Group NV...............................  97,910    3,800,349
   #   Lotus Bakeries...................................   1,361    1,725,683
   #*  MDxHealth........................................ 127,303      652,001
       Melexis NV.......................................  99,217    4,589,084
   *   Mobistar SA...................................... 110,435    2,200,943
   #   NV Bekaert SA.................................... 190,167    7,107,944
   #   Nyrstar NV....................................... 780,607    3,222,865
   #*  Option NV........................................ 131,335       72,230
   *   Picanol..........................................  29,777    1,131,342
   *   RealDolmen NV....................................     120            7
   *   RealDolmen NV/SA.................................   8,137      233,439
       Recticel SA...................................... 105,146    1,005,377
   *   Rentabiliweb Group...............................  18,045      204,105
   #   Resilux..........................................   4,724      651,146
   *   RHJ International SA.............................  96,684      469,497
   *   Roularta Media Group NV..........................  10,263      178,321
   *   Sapec............................................   2,832      156,704
   #   Sioen Industries NV..............................  52,140      861,445
       Sipef SA.........................................  30,617    2,474,652
       TER Beke SA......................................   2,260      175,280
   *   Tessenderlo Chemie NV............................ 134,891    3,902,990
   #*  ThromboGenics NV................................. 164,549    2,011,660
       Van de Velde NV..................................  37,238    1,968,117
   *   Viohalco SA...................................... 603,593    3,460,453
                                                                 ------------
   TOTAL BELGIUM........................................          109,890,383
                                                                 ------------
   DENMARK -- (4.7%)
   #   ALK-Abello A.S...................................  29,336    4,213,577
   *   Alm Brand A.S.................................... 484,611    2,484,221
   #   Ambu A.S. Class B................................  29,756    2,145,971
       Arkil Holding A.S. Class B.......................     504       76,200
   *   Atlantic Petroleum P/F...........................   4,328       67,492
   *   Auriga Industries A.S. Class B...................  96,829    5,202,473
   *   Bang & Olufsen A.S............................... 173,002    2,120,477
       BankNordik P/F...................................   1,753       36,738
   *   Bavarian Nordic A.S.............................. 115,443    2,364,135
   *   BoConcept Holding A.S. Class B...................   5,365      113,795
       Brodrene Hartmann A.S............................  13,977      452,468
   #   D/S Norden A.S................................... 110,869    3,395,275
       Dfds A.S.........................................  20,932    1,677,902
       Djurslands Bank A.S..............................   8,970      321,688
       East Asiatic Co., Ltd. A.S.......................  55,571      575,249
       FE Bording A.S...................................     426       78,298
   #   FLSmidth & Co. A.S............................... 225,806   11,550,486
       Fluegger A.S. Class B............................   4,198      336,754
   *   Genmab A.S....................................... 186,552    7,452,763

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- ------------
   DENMARK -- (Continued)
       GN Store Nord A.S................................ 772,340 $ 19,741,867
   *   GPV Industri A.S. Series B.......................   2,200           --
   *   Greentech Energy Systems A.S.....................  12,775       28,902
       Gronlandsbanken AB...............................   1,125      131,277
       H Lundbeck A.S...................................  36,786      843,083
   *   H+H International A.S. Class B...................  32,853      258,652
       Harboes Bryggeri A.S. Class B....................  13,115      222,946
       IC Companys A.S..................................  35,278    1,126,086
   #   Jeudan A.S.......................................   4,800      513,878
   *   Jyske Bank A.S................................... 301,282   17,097,447
       Lan & Spar Bank..................................   5,150      337,299
       NKT Holding A.S.................................. 110,421    6,941,649
       Nordjyske Bank A.S...............................  17,600      405,753
       Norresundby Bank A.S.............................   7,350      349,325
       Pandora A.S......................................     726       49,681
   *   Parken Sport & Entertainment A.S.................  33,556      468,461
       PER Aarsleff A.S. Class B........................   8,407    1,611,565
   #   Ringkjoebing Landbobank A.S......................  19,595    4,109,431
       Roblon A.S. Class B..............................   2,700      141,084
       Rockwool International A.S. Class B..............  30,614    5,104,763
   *   Royal UNIBREW....................................  45,850    6,711,092
       RTX A.S..........................................   5,142       51,519
       Schouw & Co......................................  74,017    3,422,575
       SimCorp A.S...................................... 194,860    6,312,506
       Solar A.S. Class B...............................  27,205    1,945,679
       Spar Nord Bank A.S............................... 352,611    3,832,505
   *   Sydbank A.S...................................... 317,330    8,686,304
       Tivoli A.S.......................................     969      542,850
   #*  TK Development A.S............................... 374,839      631,740
   *   Topdanmark A.S................................... 507,925   15,662,490
   #*  TopoTarget A.S................................... 546,711      391,812
   *   Topsil Semiconductor Matls....................... 886,257       92,463
   #*  Torm A.S......................................... 694,424       99,814
       United International Enterprises.................   9,496    1,976,895
   *   Vestas Wind Systems A.S.......................... 533,999   24,076,527
   #*  Vestjysk Bank A.S................................  44,241      124,591
   #*  Zealand Pharma A.S...............................  39,325      508,336
                                                                 ------------
   TOTAL DENMARK........................................          179,218,809
                                                                 ------------
   FINLAND -- (6.3%)
       Afarak Group Oyj................................. 572,954      258,405
       Ahlstrom Oyj.....................................  48,381      515,269
   #   Aktia Bank Oyj...................................  46,494      582,004
   #   Alma Media Oyj................................... 277,852    1,131,097
       Amer Sports Oyj.................................. 566,687   11,160,383
       Apetit Oyj.......................................  19,402      468,120
       Aspo Oyj.........................................  83,365      664,167
       Atria P.L.C......................................  37,273      361,073
       Bank of Aland P.L.C. Class B.....................  22,078      326,957
       BasWare Oyj......................................  42,915    1,903,820
   *   Biotie Therapies Oyj............................. 955,389      282,466
   #   Cargotec Oyj..................................... 167,673    6,110,728
   #   Caverion Corp.................................... 486,401    4,037,735

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  FINLAND -- (Continued)
      Citycon Oyj...................................... 1,345,638 $ 4,941,409
      Comptel Oyj......................................   337,600     284,497
      Cramo Oyj........................................   148,755   3,019,545
      Digia P.L.C......................................    48,912     243,022
  *   Efore Oyj........................................    24,712      22,110
      Elektrobit Oyj...................................   265,750     889,185
      Elisa Oyj........................................   702,558  20,123,581
      F-Secure Oyj.....................................   471,472   1,699,406
  *   Finnair Oyj......................................   427,233   1,634,148
  #*  Finnlines Oyj....................................   124,906   2,178,795
      Fiskars Oyj Abp..................................   196,766   4,786,652
  *   GeoSentric Oyj...................................   244,900          --
      HKScan Oyj Class A...............................   127,827     640,279
      Huhtamaki Oyj....................................   452,365  12,043,510
      Ilkka-Yhtyma Oyj.................................    61,503     194,246
  #   Kemira Oyj.......................................   472,368   6,427,725
      Kesko Oyj Class B................................   315,046  11,982,248
  #   Konecranes Oyj...................................   245,559   7,978,687
      Lassila & Tikanoja Oyj...........................   160,510   3,022,253
  *   Lemminkainen Oyj.................................    26,333     503,308
      Metsa Board Oyj.................................. 1,549,706   7,365,027
      Metso Oyj........................................   499,824  19,607,057
      Munksjo Oyj......................................    24,345     258,726
  #   Neste Oil Oyj....................................   609,759  11,252,910
      Okmetic Oyj......................................    61,386     377,878
      Olvi Oyj Class A.................................    70,665   2,365,304
  *   Oriola-KD Oyj Class A............................     5,045      15,591
  *   Oriola-KD Oyj Class B............................   507,715   1,516,021
      Orion Oyj Class A................................   130,940   4,857,211
      Orion Oyj Class B................................   401,178  14,873,354
  #*  Outokumpu Oyj....................................   841,911   6,825,480
  #   Outotec Oyj......................................   697,608   7,241,609
      PKC Group Oyj....................................   109,715   3,032,307
      Ponsse Oy........................................    31,710     512,335
  #*  Poyry Oyj........................................   194,637   1,041,036
      Raisio P.L.C. Class V............................   541,284   2,984,262
      Ramirent Oyj.....................................   324,161   3,083,279
      Rapala VMC Oyj...................................   113,258     787,194
  *   Rautaruukki Oy...................................   439,221   6,718,044
      Revenio Group Oyj................................     9,732     201,135
      Saga Furs Oyj....................................    11,324     387,912
      Sanoma Oyj.......................................   355,701   2,789,969
      SRV Group P.L.C..................................     9,181      50,075
      Stockmann Oyj Abp(5462371).......................    43,914     628,123
  #   Stockmann Oyj Abp(5462393).......................   139,051   1,990,752
      Technopolis Oyj..................................   421,257   2,328,989
      Teleste Oyj......................................    53,559     328,295
      Tieto Oyj........................................   305,721   8,126,513
      Tikkurila Oyj....................................   175,018   4,422,950
      Uponor Oyj.......................................   249,785   3,848,686
  #   Vacon P.L.C......................................    94,389   3,495,363
      Vaisala Oyj Class A..............................    42,946   1,258,247
      Viking Line Abp..................................    10,366     225,582

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  FINLAND -- (Continued)
  #   YIT Oyj..........................................   500,865 $  5,131,975
                                                                  ------------
  TOTAL FINLAND                                                    240,346,021
                                                                  ------------
  FRANCE -- (10.8%)
      ABC Arbitrage....................................    23,342      146,218
  #*  Actia Group......................................     4,099       22,455
  #*  Air France-KLM...................................   722,730    7,810,240
      Akka Technologies SA.............................    34,093    1,189,370
      ALBIOMA..........................................    97,935    2,476,306
  *   Alcatel-Lucent................................... 1,953,140    6,837,190
      Altamir..........................................    81,618    1,266,504
      Alten SA.........................................    97,394    4,694,046
      Altran Technologies SA...........................   689,567    7,255,811
      April............................................    76,998    1,722,711
  #*  Archos...........................................    28,558      108,136
      Assystem.........................................    65,144    1,869,600
      Aubay............................................    13,018      177,565
  *   Audika Groupe....................................    22,298      394,095
      Aurea SA.........................................     2,850       21,033
  #   Axway Software SA................................    29,721      775,107
      Bastide le Confort Medical.......................     1,571       32,558
  #*  Beneteau SA......................................   184,191    3,254,125
  #   Bigben Interactive...............................    35,372      307,592
      BioMerieux.......................................    44,058    4,583,084
      Boiron SA........................................    30,692    2,334,709
      Bonduelle S.C.A..................................    77,754    2,169,383
  #   Bongrain SA......................................    34,266    2,823,758
      Burelle SA.......................................     3,866    3,311,130
  #   Catering International Services..................     2,404       64,866
  *   Cegedim SA.......................................    20,258      709,946
      Cegid Group......................................    22,946      926,019
  #*  CGG SA...........................................   455,425    4,712,663
  *   Chargeurs SA.....................................    82,616      580,747
  *   Cie des Alpes....................................    22,959      488,626
      Cie Industrielle et Financiere D'Entreprises.....     1,200       95,234
  *   Club Mediterranee SA.............................   107,104    3,117,078
      Derichebourg SA..................................   548,515    1,614,869
  #   Devoteam SA......................................    27,431      657,798
      Eiffage SA.......................................   120,756    7,827,443
  #   Electricite de Strasbourg SA.....................    21,886    3,227,085
  #*  Eramet...........................................    10,808    1,348,816
  *   Esso SA Francaise................................    11,770      535,678
  *   Etablissements Maurel et Prom....................   419,398    6,375,862
      Euler Hermes Group...............................    49,555    5,783,131
  *   Euro Disney SCA..................................    61,062      303,317
      Eurofins Scientific SE...........................    33,112    9,872,605
  #   Exel Industries Class A..........................    10,680      802,062
  *   Faiveley Transport SA............................    35,342    2,532,289
      Faurecia.........................................   260,813    9,226,216
      Fimalac..........................................    31,490    2,485,401
  #   Fleury Michon SA.................................     6,164      453,186
  *   GameLoft SE......................................   315,552    2,013,764
      Gaumont SA.......................................    13,980      712,076

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  FRANCE -- (Continued)
      GEA..............................................     2,433 $   226,960
  #*  GECI International...............................    59,392          --
      Gevelot SA.......................................     3,584     592,048
      GL Events........................................    48,302   1,132,351
      Groupe Crit......................................    24,255   1,467,984
      Groupe Eurotunnel SA.............................   557,527   7,378,195
  #   Groupe Flo.......................................    35,997     139,713
  *   Groupe Fnac......................................    12,993     574,479
  #   Groupe Gorge.....................................    16,780     372,300
  *   Groupe Open......................................    27,590     365,133
  #*  Groupe Steria SCA................................   135,577   3,767,046
      Guerbet..........................................    27,183   1,200,994
      Haulotte Group SA................................    65,672   1,027,931
      Havas SA......................................... 1,237,953   9,688,057
  #*  Hi-Media SA......................................   235,843     839,514
  #   Ingenico.........................................   171,744  17,373,997
      Interparfums SA..................................    38,693   1,254,607
      Ipsen SA.........................................   147,762   6,566,848
      IPSOS............................................   159,746   4,326,941
      Jacquet Metal Service............................    60,756   1,257,306
  #   Korian-Medica....................................   167,561   6,085,004
      Lagardere SCA....................................   507,104  15,096,290
      Lanson-BCC.......................................     9,093     428,711
      Laurent-Perrier..................................    12,792   1,191,483
  *   Le Noble Age.....................................     2,934      70,670
      Lectra...........................................    94,714   1,016,798
      Linedata Services................................     1,714      49,952
      LISI.............................................    17,353   2,705,512
      Maisons France Confort SA........................    15,817     682,517
  *   Manitou BF SA....................................    48,911     817,344
      Manutan International............................    14,553     788,706
      Mersen...........................................    72,883   2,062,324
      Metropole Television SA..........................   236,930   4,346,039
      MGI Coutier......................................     3,915     559,608
      Montupet.........................................    32,528   2,022,260
      Mr Bricolage.....................................    30,731     600,125
  #   Naturex..........................................    30,037   2,535,786
  #   Neopost SA.......................................   167,752  11,778,341
  *   Nexans SA........................................   139,042   6,332,710
      Nexity SA........................................   114,805   4,351,636
      NextRadioTV......................................    12,645     406,300
      Norbert Dentressangle SA.........................    20,989   3,082,412
  *   NRJ Group........................................    72,524     697,013
  #*  Orco Property Group SA...........................   167,788      98,543
      Orpea............................................   145,743   9,540,158
  #*  Paris Orleans SA.................................     3,127      73,148
  *   Parrot SA........................................    38,572     890,220
  *   Peugeot SA....................................... 1,704,758  25,426,438
  #*  Pierre & Vacances SA.............................    25,931     969,575
      Plastic Omnium SA................................   324,906   8,606,193
      PSB Industries SA................................     8,438     479,027
      Rallye SA........................................   106,948   5,366,117
  #*  Recylex SA.......................................    83,164     265,884

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
FRANCE -- (Continued)
    Remy Cointreau SA...................................       713 $     58,336
    Robertet SA.........................................     3,167      716,283
#   Rubis SCA...........................................   163,654    9,826,096
    Saft Groupe SA......................................   131,465    4,843,480
    Samse SA............................................     8,342    1,114,397
    Sartorius Stedim Biotech............................    10,535    1,820,033
#   SEB SA..............................................    74,410    6,031,882
    Seche Environnement SA..............................     9,167      285,460
*   Securidev SA........................................     2,500      132,323
#*  Sequana SA..........................................    88,039      317,292
    Societe d'Edition de Canal +........................   272,836    2,221,076
    Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco..........................................    46,150    2,679,945
    Societe Internationale de Plantations d'Heveas SA...     7,778      347,323
    Societe Marseillaise du Tunnel Prado-Carenage SA....     3,434      138,318
*   Societe pour l'Informatique Industrielle............    40,908      399,796
    Societe Television Francaise 1......................   567,362    8,367,915
#*  SOITEC.............................................. 1,185,978    3,618,645
*   Solocal Group....................................... 2,700,835    2,206,767
#   Somfy SA............................................    21,738    7,266,457
#   Sopra Group SA......................................    23,140    2,501,797
#*  Spir Communication SA...............................     4,687      105,420
    Stallergenes SA.....................................     1,368      101,268
#*  Ste Industrielle d'Aviation Latecoere SA............    37,780      550,101
#   Stef SA.............................................    29,121    2,054,361
#*  Store Electronic....................................    12,202      238,067
    Sword Group.........................................    30,562      743,537
    Synergie SA.........................................    72,705    1,731,346
*   Technicolor SA...................................... 1,146,827    8,295,961
    Teleperformance.....................................   275,593   19,147,834
    Tessi SA............................................     7,038      938,603
*   TFF Group...........................................     5,013      419,907
#*  Theolia SA..........................................   281,335      427,378
    Thermador Groupe....................................    11,363    1,185,049
    Total Gabon.........................................     1,324      723,618
    Touax SA............................................     4,773      112,156
*   Trigano SA..........................................    44,946    1,134,849
*   UBISOFT Entertainment...............................   459,542    7,689,329
    Union Financiere de France BQE SA...................    16,679      458,048
#*  Valneva SE(B03KGM0).................................    10,850       73,865
*   Valneva SE(B9B2YX8).................................   114,605      777,139
#   Vetoquinol SA.......................................    10,580      478,926
    Vicat...............................................    59,033    4,698,337
    VIEL & Cie SA.......................................   158,130      440,868
#   Vilmorin & Cie SA...................................    22,738    2,676,787
    Virbac SA...........................................    17,767    3,805,106
    VM Materiaux SA.....................................     6,914      264,561
    Vranken-Pommery Monopole SA.........................    18,881      650,845
                                                                   ------------
TOTAL FRANCE............................................            415,841,638
                                                                   ------------
GERMANY -- (12.8%)
#*  AAP Implantate AG...................................     1,361        5,220
    Aareal Bank AG......................................   423,110   17,943,897
    Adler Modemaerkte AG................................    37,209      537,659

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  GERMANY -- (Continued)
  *   ADVA Optical Networking SE.......................   189,709 $   703,501
  #*  Air Berlin P.L.C.................................   167,708     291,090
  #*  Aixtron SE.......................................   409,853   5,530,356
  *   Aligna AG........................................   318,087          --
      All for One Steeb AG.............................       252      11,091
      Allgeier SE......................................    26,582     527,007
      Amadeus Fire AG..................................    25,046   1,785,875
  *   Analytik Jena AG.................................     5,992     111,821
  *   AS Creation Tapeten..............................     7,109     303,952
      Aurubis AG.......................................   153,470   7,452,318
  #   Balda AG.........................................   127,634     497,709
  #   Basler AG........................................     1,494      73,771
  #*  Bauer AG.........................................    49,656   1,076,798
      BayWa AG(5838057)................................    60,753   3,017,027
      BayWa AG(5838068)................................       124       6,353
      Bechtle AG.......................................    75,407   5,851,343
      Bertrandt AG.....................................    24,357   3,041,886
      Bijou Brigitte AG................................    19,384   1,498,715
      Bilfinger SE.....................................    57,446   4,674,263
      Biotest AG.......................................    20,784   2,231,263
  *   BKN International AG.............................    33,408          --
      Borussia Dortmund GmbH & Co. KGaA................   274,295   1,798,439
  #   CANCOM SE........................................    63,917   2,961,873
      Carl Zeiss Meditec AG............................   109,266   3,239,481
      CAT Oil AG.......................................    90,629   1,732,244
      Celesio AG.......................................   212,397   7,265,777
      CENIT AG.........................................    37,908     573,723
      CENTROTEC Sustainable AG.........................    43,285     925,319
      Cewe Stiftung & Co. KGAA.........................    22,058   1,488,736
  *   Colonia Real Estate AG...........................     8,576      50,157
      Comdirect Bank AG................................   179,407   1,856,147
      CompuGroup Medical AG............................    66,821   1,662,327
  #*  Constantin Medien AG.............................   351,622     591,050
      CropEnergies AG..................................   111,540     655,130
      CTS Eventim AG & Co., KGaA.......................   212,200   6,208,758
      DAB Bank AG......................................   130,043     717,542
      Data Modul AG....................................    11,455     288,954
      DEAG Deutsche Entertainment AG...................     3,177      24,103
  #   Delticom AG......................................    25,992     933,480
  *   Deufol SE........................................    76,487      86,991
      Deutsche Beteiligungs AG.........................    29,148     855,006
      Deutsche Wohnen AG............................... 1,263,844  27,346,041
      Deutz AG.........................................   440,031   3,103,623
  *   Dialog Semiconductor P.L.C.......................   310,004   9,428,121
      DIC Asset AG.....................................    13,115     123,974
      DMG MORI SEIKI AG................................   308,295   9,417,128
      Dr Hoenle AG.....................................    21,610     448,806
      Draegerwerk AG & Co. KGaA........................     6,384     504,900
      Drillisch AG.....................................   228,312   8,547,066
      Duerr AG.........................................   116,560   8,879,022
      Eckert & Ziegler AG..............................    17,884     567,415
      Elmos Semiconductor AG...........................    49,157     888,287
      ElringKlinger AG.................................   151,212   5,454,662

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  GERMANY -- (Continued)
      Erlus AG.........................................     2,970 $   207,241
  #*  Euromicron AG....................................    33,718     609,731
  #*  Evotec AG........................................ 1,160,396   6,230,989
      Fielmann AG......................................    36,883   4,656,345
  *   First Sensor AG..................................    19,888     291,044
      Francotyp-Postalia Holding AG Class A............    53,729     311,806
      Freenet AG.......................................   498,012  13,140,800
      Fuchs Petrolub SE................................   179,220   7,169,471
  *   GAGFAH SA........................................   281,532   4,934,387
      Gerresheimer AG..................................   151,437  10,453,664
      Gerry Weber International AG.....................   104,086   4,736,264
      Gesco AG.........................................    14,980   1,464,046
      GFK SE...........................................    72,504   3,286,631
      GFT Technologies AG..............................    79,714     990,801
      Grammer AG.......................................    62,474   3,055,599
      Grenkeleasing AG.................................    32,703   3,392,860
  #*  H&R AG...........................................    50,783     485,046
  #   Hamburger Hafen und Logistik AG..................    85,430   2,200,948
  *   Hansa Group AG...................................   146,815      57,012
  #   Hawesko Holding AG...............................    20,064   1,139,826
  #*  Heidelberger Druckmaschinen AG................... 1,168,180   3,818,692
      Highlight Communications AG......................    98,062     451,394
      Homag Group AG...................................    28,046     999,185
      Hornbach Baumarkt AG.............................     1,471      62,918
      Indus Holding AG.................................   109,925   5,776,946
  #   Init Innovation In Traffic Systems AG............    13,051     337,262
  #*  Intershop Communications AG......................    62,598     111,534
      Isra Vision AG...................................    15,060     940,024
      Jenoptik AG......................................   223,167   2,960,091
  *   Joyou AG.........................................    18,024     267,768
      K+S AG...........................................    46,883   1,436,570
  *   Kampa AG.........................................     7,101         124
  *   Kloeckner & Co. SE...............................   520,355   6,768,233
  *   Koenig & Bauer AG................................    25,243     346,963
  *   Kontron AG.......................................   247,150   1,558,058
      Krones AG........................................    72,618   7,036,759
      KSB AG...........................................     3,584   2,416,909
  #   KUKA AG..........................................   130,343   7,228,188
  #   KWS Saat AG......................................    16,490   5,801,851
      Leifheit AG......................................    12,500     635,700
      Leoni AG.........................................   160,146  10,944,341
  #   LPKF Laser & Electronics AG......................   116,440   2,062,255
  #*  Manz AG..........................................    12,497   1,156,212
  #*  MasterFlex SE....................................    19,347     185,204
  *   Mediclin AG......................................   119,554     605,378
  *   Medigene AG......................................    26,818     172,120
      MLP AG...........................................   216,957   1,448,934
  #   Mobotix AG.......................................    13,963     165,502
  *   Morphosys AG.....................................     9,273     887,269
      MTU Aero Engines AG..............................   206,281  17,746,422
  #*  Muehlbauer Holding AG & Co. KGaA.................    14,905     431,212
      MVV Energie AG...................................   114,055   3,599,911
      Nemetschek AG....................................    24,668   2,483,384

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- -----------
   GERMANY -- (Continued)
       Nexus AG.........................................  42,453 $   679,684
   *   Nordex SE........................................ 279,193   5,076,018
       Norma Group SE................................... 155,621   7,667,152
       OHB AG...........................................  35,659   1,023,986
   *   Osram Licht AG...................................   8,257     333,528
   #*  Paion AG.........................................  12,680      42,065
   *   Patrizia Immobilien AG........................... 160,052   1,784,614
       Pfeiffer Vacuum Technology AG....................  44,316   4,400,015
   #   PNE Wind AG...................................... 276,366   1,066,410
       Progress-Werk Oberkirch AG.......................   7,828     474,978
   *   PSI AG Gesellschaft Fuer Produkte und Systeme
         der Informationstechnologie....................  28,155     462,741
   #   Puma SE..........................................   8,296   2,116,532
   *   PVA TePla AG.....................................  46,019     152,898
   *   QIAGEN NV........................................ 223,848   5,466,414
   #   QSC AG........................................... 484,191   1,952,426
   #   R Stahl AG.......................................  15,459     828,015
       Rational AG......................................  10,743   3,487,795
       Rheinmetall AG................................... 195,657  11,859,129
       Rhoen Klinikum AG................................ 500,406  15,518,421
   #   RIB Software AG..................................  85,906   1,255,170
       SAF-Holland SA................................... 223,137   3,076,236
       Salzgitter AG.................................... 192,504   7,167,190
       Schaltbau Holding AG.............................  24,463   1,638,153
   #   Sektkellerei Schloss Wachenheim AG...............   7,479     141,349
   *   SER Systems AG...................................   9,400          --
   #*  SGL Carbon SE.................................... 229,387   7,365,431
       SHW AG...........................................  12,018     582,930
   #*  Singulus Technologies AG......................... 241,327     690,773
       Sinner AG........................................   1,089      20,094
       Sixt SE..........................................  81,198   2,846,925
   #*  SKW Stahl-Metallurgie Holding AG.................  28,224     342,408
   #*  SMA Solar Technology AG..........................  54,199   1,460,087
   #   SMT Scharf AG....................................  18,717     451,323
       Softing AG.......................................  12,953     275,840
       Software AG...................................... 318,618   7,971,018
   *   Solarworld AG....................................     774      15,052
       Stada Arzneimittel AG............................ 298,237  12,315,975
       STRATEC Biomedical AG............................   5,512     287,431
       Stroeer Media AG................................. 114,489   2,412,185
   #   Suedzucker AG.................................... 116,689   2,044,102
   #   Surteco SE.......................................   3,550     135,533
   *   Suss Microtec AG.................................  92,598   1,029,196
       Symrise AG....................................... 133,942   7,013,552
       Syzygy AG........................................  30,656     249,575
       TAG Immobilien AG................................ 455,809   5,555,591
       Takkt AG......................................... 126,507   2,114,536
       Technotrans AG...................................  29,535     310,276
   #   Telegate AG......................................  23,076     156,939
   #   Tipp24 SE........................................  30,567   1,478,017
   #*  Tom Tailor Holding AG............................  93,383   1,810,431
       Tomorrow Focus AG................................ 118,269     483,920
       TUI AG........................................... 688,561   9,718,488

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  GERMANY -- (Continued)
      UMS United Medical Systems International AG......     3,304 $     41,967
      USU Software AG..................................     3,377       60,941
  *   VBH Holding AG...................................     9,415       34,254
  *   VERBIO Vereinigte BioEnergie AG..................       796        1,876
      Vossloh AG.......................................    37,975    2,761,135
      VTG AG...........................................    50,521    1,038,432
      Wacker Chemie AG.................................    12,207    1,412,998
      Wacker Neuson SE.................................    88,017    1,929,987
      Washtec AG.......................................     5,625       92,501
      Wincor Nixdorf AG................................   143,454    7,287,974
      Wirecard AG......................................    86,281    3,200,367
      XING AG..........................................    11,101    1,199,427
                                                                  ------------
  TOTAL GERMANY........................................            491,325,427
                                                                  ------------
  GREECE -- (0.0%)
  *   Alfa Alfa Energy SA..............................     3,810           --
  *   Alysida SA.......................................     2,376           --
  *   Atlantic Supermarkets SA.........................    34,730           --
  *   Babis Vovos International Construction SA........    21,073           --
  *   Balafas SA.......................................    15,200           --
  *   Bank of Cyprus PCL............................... 4,342,301           --
  *   Elektroniki Athinon SA...........................     7,497          903
  *   Etma Rayon SA....................................    11,242           --
  *   Informatics SA...................................     3,778           --
  *   Ipirotiki Software & Publications SA.............    22,110           --
  *   Lan-Net SA.......................................    12,688           --
  *   Neorion Holdings SA..............................    14,991           --
  *   Promota Hellas SA................................     8,860           --
  *   T Bank SA........................................   228,007           --
  *   Themeliodomi SA..................................    37,422           --
                                                                  ------------
  TOTAL GREECE.........................................                    903
                                                                  ------------
  IRELAND -- (1.9%)
      Aer Lingus Group P.L.C...........................   752,359    1,336,998
      C&C Group P.L.C.(B010DT8)........................   399,607    2,259,284
      C&C Group P.L.C.(B011Y09)........................ 1,075,880    6,113,821
      Dragon Oil P.L.C.................................   953,523    8,981,689
      FBD Holdings P.L.C...............................   125,728    2,473,348
      Glanbia P.L.C.(0066950)..........................   700,613   10,770,549
      Glanbia P.L.C.(4058629)..........................    56,545      869,928
      IFG Group P.L.C..................................   284,468      637,887
  *   Independent News & Media P.L.C...................   459,622       88,948
      Irish Continental Group P.L.C.(BLP5857)..........   299,960    1,068,960
      Irish Continental Group P.L.C.(BLP59W1)..........   234,200      847,607
  *   Kenmare Resources P.L.C.......................... 4,546,361    1,101,491
      Kingspan Group P.L.C.............................   600,070   10,274,970
      Paddy Power P.L.C.(4828974)......................     6,799      480,076
      Paddy Power P.L.C.(0258810)......................   175,221   12,407,694

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  IRELAND -- (Continued)
      Smurfit Kappa Group P.L.C........................   564,905 $12,259,114
                                                                  -----------
  TOTAL IRELAND........................................            71,972,364
                                                                  -----------
  ISRAEL -- (2.3%)
  #*  Africa Israel Investments, Ltd...................   624,375   1,107,702
  *   Africa Israel Properties, Ltd....................    63,473   1,093,330
      Africa Israel Residences, Ltd....................       594       8,945
  *   Airport City, Ltd................................   160,481   1,589,640
  *   AL-ROV Israel, Ltd...............................    18,725     640,720
      Albaad Massuot Yitzhak, Ltd......................       370       6,461
  *   Allot Communications, Ltd........................    83,326   1,071,410
  #*  Alon Blue Square Israel, Ltd.....................    76,012     248,205
  *   Alrov Properties and Lodgings, Ltd...............    12,098     301,892
      Amot Investments, Ltd............................   320,167   1,057,205
      Arad, Ltd........................................     1,053       8,871
  *   AudioCodes, Ltd..................................   169,225     982,619
  #   Avgol Industries 1953, Ltd.......................   420,938     383,707
  #*  Azorim-Investment Development & Construction
        Co., Ltd.......................................   380,820     339,592
  #*  Babylon, Ltd.....................................   134,822     177,662
      Bayside Land Corp................................     2,734     751,320
      Big Shopping Centers 2004, Ltd...................     9,475     394,335
  *   Bio-cell, Ltd....................................    15,003      87,487
  *   BioLine RX, Ltd..................................   596,298     111,864
      Blue Square Real Estate, Ltd.....................     5,096     183,194
  #*  Brainsway, Ltd...................................    39,580     609,512
  #   Cellcom Israel, Ltd..............................   248,839   3,074,335
  *   Ceragon Networks, Ltd............................    77,319     154,780
  #*  Clal Biotechnology Industries, Ltd...............   174,162     447,476
  *   Clal Insurance Enterprises Holdings, Ltd.........    88,615   1,658,557
  *   Cohen Development & Industrial Buildings, Ltd....     2,564      93,231
  *   Compugen, Ltd....................................   152,556   1,272,521
      Delek Automotive Systems, Ltd....................   145,079   1,510,737
  #   Delta-Galil Industries, Ltd......................    47,407   1,409,155
  #   Direct Insurance Financial Investments, Ltd......    47,508     287,809
  *   El Al Israel Airlines............................    77,144      11,899
      Elbit Systems, Ltd...............................    75,608   4,737,952
  *   Electra Real Estate, Ltd.........................     6,881      16,380
      Electra, Ltd.....................................     7,680   1,081,267
  *   Elron Electronic Industries, Ltd.................    62,094     555,495
  *   Equital, Ltd.....................................     3,197      59,170
  *   Evogene, Ltd.....................................    61,494     810,061
  *   EZchip Semiconductor, Ltd........................   126,148   3,055,672
      First International Bank Of Israel, Ltd..........    98,118   1,574,716
      FMS Enterprises Migun, Ltd.......................    10,227     123,302
      Formula Systems 1985, Ltd........................    38,789   1,057,804
      Fox Wizel, Ltd...................................    17,805     387,516
      Frutarom Industries, Ltd.........................   174,875   4,343,405
  *   Gilat Satellite Networks, Ltd....................   108,541     493,740
      Golf & Co., Ltd..................................    74,605     226,233
  *   Hadera Paper, Ltd................................    10,176     402,243
      Harel Insurance Investments & Financial
        Services, Ltd..................................   476,409   2,779,910
  *   Industrial Buildings Corp........................   368,990     735,182
  *   Israel Discount Bank, Ltd. Class A............... 2,805,708   4,887,687

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  ISRAEL -- (Continued)
      Israel Land Development Co., Ltd. (The)..........    22,310 $   108,592
      Ituran Location and Control, Ltd.................    87,477   2,028,260
  *   Jerusalem Oil Exploration........................    40,213   1,806,418
  #*  Kamada, Ltd......................................   123,192     845,710
      Kerur Holdings, Ltd..............................     2,133      41,628
      Maabarot Products, Ltd...........................    21,999     281,678
      Magic Software Enterprises, Ltd..................    87,066     613,995
      Matrix IT, Ltd...................................   182,457     999,875
      Maytronics, Ltd..................................     6,672      14,863
  #*  Mazor Robotics, Ltd..............................   161,210   1,101,680
      Meitav DS Investments, Ltd.......................    38,130     130,986
      Melisron, Ltd....................................    52,829   1,402,296
      Menorah Mivtachim Holdings, Ltd..................   120,564   1,446,675
      Migdal Insurance & Financial Holding, Ltd........ 1,213,664   1,938,249
      Mivtach Shamir Holdings, Ltd.....................    23,312     767,054
  *   Naphtha Israel Petroleum Corp., Ltd..............   162,058   1,160,153
      Neto ME Holdings, Ltd............................     5,411     323,693
  *   Nitsba Holdings 1995, Ltd........................   129,055   1,944,625
  *   Nova Measuring Instruments, Ltd..................   108,335   1,097,228
  *   Oil Refineries, Ltd.............................. 4,941,609   1,488,207
      Ormat Industries.................................   293,852   2,129,151
      Osem Investments, Ltd............................    66,069   1,550,784
  #*  Partner Communications Co., Ltd..................   392,298   2,974,419
      Paz Oil Co., Ltd.................................    20,326   3,269,099
  *   Perion Network, Ltd..............................    16,455     135,967
      Phoenix Holdings, Ltd. (The).....................   272,402     970,071
      Plasson Industries, Ltd..........................    13,941     565,571
  #   Rami Levi Chain Stores Hashikma Marketing 2006,
      Ltd..............................................    33,735   1,667,164
  *   Sapiens International Corp. NV...................    55,159     406,887
      Shikun & Binui, Ltd..............................   929,458   2,215,633
      Shufersal, Ltd...................................   381,641   1,209,996
  *   Space Communication, Ltd.........................    17,611     257,253
      Strauss Group, Ltd...............................   128,977   2,531,368
  *   Summit Real Estate Holdings, Ltd.................     6,712      24,715
  #*  Tower Semiconductor, Ltd.........................   136,803   1,408,675
  *   Union Bank of Israel.............................   130,630     564,880
                                                                  -----------
  TOTAL ISRAEL.........................................            89,827,406
                                                                  -----------
  ITALY -- (8.7%)
  #*  A.S. Roma SpA....................................   163,868     140,063
  #   A2A SpA.......................................... 4,407,721   5,029,697
      ACEA SpA.........................................   280,731   4,088,182
  #*  Acotel Group SpA.................................     3,478      74,544
  *   Aeffe SpA........................................    47,554      88,541
      Aeroporto di Venezia Marco Polo SpA--SAVE........    75,847   1,237,042
      Alerion Cleanpower SpA...........................    95,190     391,999
      Amplifon SpA.....................................   354,389   2,116,932
      Ansaldo STS SpA..................................   534,917   5,224,011
  #*  Arnoldo Mondadori Editore SpA....................   521,400     616,362
      Ascopiave SpA....................................   303,904     792,064
  #   Astaldi SpA......................................   258,925   2,492,525
      Atlantia SpA.....................................    99,543   2,634,541
  *   Autogrill SpA....................................   492,715   4,192,917

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  ITALY -- (Continued)
      Azimut Holding SpA...............................    526,953 $13,564,116
  *   Banca Carige SpA................................. 14,916,408   2,849,345
  #   Banca Finnat Euramerica SpA......................    637,043     380,648
      Banca Generali SpA...............................    218,305   6,096,772
  #   Banca IFIS SpA...................................    102,347   1,877,587
  *   Banca Monte dei Paschi di Siena SpA..............  3,737,938   6,746,325
  #*  Banca Popolare dell'Emilia Romagna SC............  2,230,366  18,856,651
  #*  Banca Popolare dell'Etruria e del Lazio..........    868,524     817,936
  *   Banca Popolare di Milano Scarl................... 18,117,788  15,788,210
  #   Banca Popolare di Sondrio SCARL..................  1,770,666   8,046,755
  #   Banca Profilo SpA................................    964,900     466,261
      Banco di Desio e della Brianza SpA...............    232,296     867,928
  *   Banco Popolare SC................................  1,089,469  16,825,379
  *   BasicNet SpA.....................................    128,628     395,384
  #*  Beghelli SpA.....................................    403,187     222,455
      Biesse SpA.......................................     54,004     658,131
      Brembo SpA.......................................    162,145   5,957,683
  #*  Brioschi Sviluppo Immobiliare SpA................    174,780      23,657
  #   Brunello Cucinelli SpA...........................     68,381   1,534,717
  #   Buzzi Unicem SpA.................................    320,417   5,196,064
      Cairo Communication SpA..........................    113,404     822,255
  *   Caltagirone Editore SpA..........................      6,277       9,147
  *   Carraro SpA......................................    113,633     367,386
  #   Cembre SpA.......................................     40,330     562,973
      Cementir Holding SpA.............................    336,239   2,621,237
  *   CIR-Compagnie Industriali Riunite SpA............  1,837,842   2,554,122
      Credito Emiliano SpA.............................    376,390   3,158,595
  *   Credito Valtellinese Scarl.......................  4,865,429   5,949,110
  #   d'Amico International Shipping SA................    491,250     332,654
      Danieli & C Officine Meccaniche SpA..............     58,967   1,685,152
      Datalogic SpA....................................     85,543     982,555
      Davide Campari-Milano SpA........................  1,177,099   9,182,601
      De' Longhi.......................................    275,556   5,850,378
  #*  DeA Capital SpA..................................    241,155     438,124
  *   Delclima.........................................    238,104     434,222
      DiaSorin SpA.....................................     92,848   3,715,363
  *   Ei Towers SpA....................................     43,845   2,360,432
      El.En. SpA.......................................      4,019     117,580
      Elica SpA........................................      4,665      10,680
      Engineering SpA..................................     20,358   1,096,264
      ERG SpA..........................................    242,145   3,586,573
      Esprinet SpA.....................................    139,157   1,425,675
  #*  Eurotech SpA.....................................    122,818     326,475
      Falck Renewables SpA.............................    518,528     889,670
  *   Finmeccanica SpA.................................  1,840,364  16,955,057
      FNM SpA..........................................    454,316     350,126
      Gas Plus SpA.....................................     14,596      84,032
  #*  Geox SpA.........................................    343,770   1,275,079
  #*  Gruppo Editoriale L'Espresso SpA.................    670,242   1,057,488
      Gruppo MutuiOnline SpA...........................     51,809     323,750
  #   Gtech Spa........................................    241,887   5,813,295
      Hera SpA.........................................  2,996,036   8,103,432
  *   IMMSI SpA........................................    743,533     624,109

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  ITALY -- (Continued)
  *   Indesit Co. SpA..................................   185,473 $ 2,682,821
      Industria Macchine Automatiche SpA...............    58,626   2,336,700
  *   Intek Group SpA.................................. 1,654,192     921,501
      Interpump Group SpA..............................   317,190   4,048,019
      Iren SpA......................................... 2,070,565   2,917,736
      Italcementi SpA..................................   590,175   4,378,370
      Italmobiliare SpA................................    46,873   1,880,027
  *   Juventus Football Club SpA....................... 1,587,772     482,122
      La Doria SpA.....................................    25,763     187,547
  #*  Landi Renzo SpA..................................   203,171     303,929
  #*  Maire Tecnimont SpA..............................   512,867   1,348,555
      MARR SpA.........................................   157,876   2,611,931
  #*  Mediaset SpA..................................... 1,841,013   7,303,299
      Nice SpA.........................................    43,840     173,196
  #*  Piaggio & C SpA..................................   736,724   2,193,560
  *   Pininfarina SpA..................................       802       3,413
  #*  Prelios SpA......................................   158,418      94,924
  *   Prima Industrie SpA..............................    12,247     208,208
      Prysmian SpA.....................................   618,783  13,157,960
  #*  RCS MediaGroup SpA...............................   264,605     393,842
      Recordati SpA....................................   408,182   6,737,316
  #*  Reno de Medici SpA...............................   256,050     102,825
      Reply SpA........................................    19,244   1,435,156
  #*  Retelit SpA......................................   410,894     315,368
  *   Richard-Ginori 1735 SpA..........................     8,489          --
      Sabaf SpA........................................    24,109     389,349
      SAES Getters SpA.................................    30,068     287,942
  *   Safilo Group SpA.................................   149,871   3,112,659
  #*  Salini Impregilo SpA.............................   121,280     549,083
  *   Saras SpA........................................   985,830   1,227,859
      Servizi Italia SpA...............................    34,833     215,374
  #*  Snai SpA.........................................   117,457     275,100
      Societa Cattolica di Assicurazioni SCRL..........   197,763   4,212,817
      Societa Iniziative Autostradali e Servizi SpA....   247,046   2,939,043
  *   Sogefi SpA.......................................   220,168     882,163
      SOL SpA..........................................   166,511   1,408,024
  *   Sorin SpA........................................ 1,216,361   3,340,014
      Tamburi Investment Partners SpA..................    37,478     113,754
  #*  Telecom Italia Media SpA.........................    20,639      33,525
  #*  Tiscali SpA...................................... 4,574,144     353,499
  #   Tod's SpA........................................    23,353   2,561,659
      Trevi Finanziaria Industriale SpA................   154,707   1,233,865
  #   TXT e-solutions SpA..............................    15,342     164,043
  *   Uni Land SpA.....................................    51,835          --
      Unione di Banche Italiane SCPA...................   937,261   7,716,387
      Unipol Gruppo Finanziario SpA....................   970,174   5,318,933
      UnipolSai SpA.................................... 2,263,339   6,851,582
      Vianini Lavori SpA...............................   175,180   1,209,152
      Vittoria Assicurazioni SpA.......................   121,346   1,668,197
  #*  World Duty Free SpA..............................   492,715   5,609,638
  #*  Yoox SpA.........................................   183,930   4,840,608

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  ITALY -- (Continued)
      Zignago Vetro SpA................................   147,723 $  1,021,843
                                                                  ------------
  TOTAL ITALY..........................................            333,111,452
                                                                  ------------
  NETHERLANDS -- (5.3%)
      Aalberts Industries NV...........................   502,999   15,347,166
  #   Accell Group.....................................   106,977    1,977,823
  *   AFC Ajax NV......................................    18,134      228,211
  #*  AMG Advanced Metallurgical Group NV..............   160,659    1,564,252
  #   Amsterdam Commodities NV.........................    82,368    1,875,379
  #*  APERAM...........................................   262,538    8,835,293
      Arcadis NV.......................................   306,708    9,586,293
      ASM International NV.............................   261,882    9,958,138
  *   Atag Group NV....................................     4,630           --
  #*  Ballast Nedam NV.................................    16,152       82,038
      BE Semiconductor Industries NV...................   164,367    2,742,230
      Beter Bed Holding NV.............................    92,587    2,134,105
      BinckBank NV.....................................   319,629    3,619,692
      Brunel International NV..........................   106,923    2,800,825
      Corbion NV.......................................   218,689    4,162,236
      Delta Lloyd NV................................... 1,049,602   24,244,494
      DOCdata NV.......................................    22,463      563,923
      Exact Holding NV.................................    73,987    3,077,017
  #   Fugro NV.........................................   269,173   10,364,853
  *   Galapagos NV.....................................   133,358    2,610,990
  *   Grontmij.........................................   360,309    1,952,867
  #   Heijmans NV......................................   109,079    1,547,959
      Hunter Douglas NV................................     8,819      396,792
      KAS Bank NV......................................    70,992      957,912
      Kendrion NV......................................    52,595    1,638,533
  #   Koninklijke BAM Groep NV......................... 1,376,686    3,732,153
      Koninklijke Ten Cate NV..........................   151,409    3,901,464
      Koninklijke Wessanen NV..........................   428,514    2,495,728
  *   Macintosh Retail Group NV........................    53,398      535,386
      Nederland Apparatenfabriek.......................    28,810    1,134,268
  #   Nutreco NV.......................................   359,256   15,347,086
  #*  Ordina NV........................................   414,015      991,714
  *   PostNL NV........................................ 2,402,055   11,987,808
  #*  Royal Imtech NV..................................   841,253      664,334
  *   SBM Offshore NV..................................   962,257   12,920,563
      Sligro Food Group NV.............................   108,435    4,337,693
  #*  SNS Reaal NV.....................................   705,718           --
      Telegraaf Media Groep NV.........................   175,800    1,531,881
      TKH Group NV.....................................   191,623    6,023,388
  #   TNT Express NV................................... 2,042,397   16,457,949
  *   TomTom NV........................................   562,433    4,088,568
      USG People NV....................................   394,977    5,455,573
      Van Lanschot NV..................................     4,807      109,887
                                                                  ------------
  TOTAL NETHERLANDS....................................            203,984,464
                                                                  ------------
  NORWAY -- (2.9%)
      ABG Sundal Collier Holding ASA................... 1,379,478    1,222,939
      AF Gruppen ASA...................................     2,718       30,800

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   NORWAY -- (Continued)
       Aker ASA Class A.................................     1,221 $   46,719
   #   American Shipping ASA............................   181,903  1,348,275
   *   Archer, Ltd...................................... 1,300,719  2,008,423
       Arendals Fossekompani A.S........................        90     23,678
   #   Atea ASA.........................................   315,017  3,703,393
       Austevoll Seafood ASA............................   364,953  2,455,709
       Bakkafrost P/F...................................   171,127  3,336,918
   #*  Bionor Pharma ASA................................   529,166    250,080
   #*  Biotec Pharmacon ASA.............................   135,264    379,935
       Bonheur ASA......................................    68,100  1,243,949
       BW Offshore, Ltd................................. 1,658,161  2,193,069
       Cermaq ASA.......................................   285,677  3,605,238
   *   Deep Sea Supply P.L.C............................   373,810    578,905
   #*  Det Norske Oljeselskap ASA.......................   339,578  3,739,841
   *   DNO ASA.......................................... 2,198,761  7,364,635
   *   DOF ASA..........................................   203,869    896,035
   *   Dolphin Group A.S................................   952,621    845,210
       Ekornes ASA......................................   114,008  1,418,014
   #*  Electromagnetic GeoServices......................   836,517    740,302
       Eltek ASA........................................ 1,292,456  1,846,516
       Evry ASA.........................................   267,383    501,757
       Farstad Shipping ASA.............................    65,666  1,194,890
       Fred Olsen Energy ASA............................    26,741    606,890
   #*  Frontline, Ltd...................................   315,420    767,678
   *   Funcom NV........................................    57,013     42,352
   #   Ganger Rolf ASA..................................    58,809    990,443
   #   Golden Ocean Group, Ltd.......................... 1,361,217  2,078,577
   *   Grieg Seafood ASA................................   154,146    685,893
   *   Havila Shipping ASA..............................    22,400    117,416
       Hexagon Composites ASA...........................   303,292  1,769,802
   *   Hoegh LNG Holdings, Ltd..........................   182,055  2,285,915
   *   Hurtigruten ASA..................................   915,208    627,792
   #*  InterOil Exploration and Production ASA..........   894,130    166,898
   *   Kongsberg Automotive Holding ASA................. 1,953,294  2,107,032
       Kvaerner ASA.....................................   807,447  1,403,731
       Leroey Seafood Group ASA.........................    84,341  3,057,019
   #*  Nordic Semiconductor ASA.........................   580,280  3,121,798
   *   Norske Skogindustrier ASA........................   714,239    597,943
       Northern Offshore, Ltd...........................   350,656    616,026
   #*  Norwegian Air Shuttle A.S........................   130,053  3,929,472
   #*  Norwegian Energy Co. ASA.........................   264,650      6,311
   #*  Odfjell SE Class A...............................   138,810    583,547
       Olav Thon Eiendomsselskap ASA....................   128,520  2,309,912
       Opera Software ASA...............................   444,068  5,205,170
   *   Panoro Energy ASA................................ 1,223,751    669,751
       Petroleum Geo-Services ASA.......................    30,641    260,266
   *   PhotoCure ASA....................................    52,582    179,482
   #   Prosafe SE.......................................   908,390  6,764,972
   *   Q-Free ASA.......................................   143,444    312,333
   #*  REC Silicon ASA.................................. 8,597,924  4,727,847
   *   REC Solar ASA....................................   138,239  1,833,676
   #   Salmar ASA.......................................   108,052  2,116,180
   #*  Sevan Drilling A.S............................... 1,103,557    524,137

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
 NORWAY -- (Continued)
     Sevan Marine ASA.................................     129,032 $    493,796
     Siem Offshore, Inc...............................     606,183      774,435
     Solstad Offshore ASA.............................      64,644    1,081,658
 #*  Songa Offshore...................................   1,041,973      425,637
     SpareBank 1 SMN..................................     131,684    1,115,990
     SpareBank 1 SR Bank ASA..........................     153,761    1,409,707
     Stolt-Nielsen, Ltd...............................      76,704    1,742,561
 *   Storebrand ASA...................................     319,415    1,774,703
     Tomra Systems ASA................................     669,803    5,558,696
 *   TTS Group ASA....................................     180,762      168,293
     Veidekke ASA.....................................     352,575    3,856,397
     Wilh Wilhelmsen ASA..............................     138,972    1,147,115
     Wilh Wilhelmsen Holding ASA Class A..............      65,996    2,016,255
                                                                   ------------
 TOTAL NORWAY                                                       113,006,734
                                                                   ------------
 PORTUGAL -- (1.6%)
     Altri SGPS SA....................................     597,102    1,671,916
 #*  Banco BPI SA.....................................   2,123,556    4,276,540
 #*  Banco Comercial Portugues SA..................... 122,764,337   17,533,089
 #*  Banco Espirito Santo SA..........................   4,777,921    1,282,473
     Corticeira Amorim SGPS SA........................     207,426      807,892
     EDP Renovaveis SA................................     366,811    2,586,451
     Ibersol SGPS SA..................................      20,401      238,433
 #*  Impresa SGPS SA..................................     187,798      330,110
     Mota-Engil SGPS SA...............................     363,210    2,265,370
     NOS SGPS.........................................   1,060,020    6,317,897
     Novabase SGPS SA.................................      65,729      282,530
     Portucel SA......................................     895,166    4,106,527
 #   Portugal Telecom SGPS SA.........................   1,886,010    4,071,267
     REN--Redes Energeticas Nacionais SGPS SA.........     914,989    3,221,637
     Semapa-Sociedade de Investimento e Gestao........     315,847    4,638,492
     Sonae............................................   4,329,208    6,505,725
 *   Sonae Capital SGPS SA............................      58,125       26,679
 #*  Sonae Industria SGPS SA..........................     443,755      214,847
 *   Sumol + Compal SA................................      67,967       97,382
 #   Teixeira Duarte SA...............................     734,737      786,492
                                                                   ------------
 TOTAL PORTUGAL                                                      61,261,749
                                                                   ------------
 SPAIN -- (5.8%)
 #   Abengoa SA.......................................     204,834    1,180,545
 #   Abengoa SA Class B...............................   1,715,401    9,119,839
 #   Acciona SA.......................................     108,255    8,877,436
 #   Acerinox SA......................................     529,448    8,810,999
     Adveo Group International SA.....................      53,936    1,300,874
 *   Almirall SA......................................     264,847    4,048,325
 #   Atresmedia Corp de Medios de Comunicacion SA.....     312,481    4,578,949
 *   Azkoyen SA.......................................      64,022      191,403
     Bankinter SA.....................................     934,329    8,067,583
 *   Baron de Ley.....................................      13,910    1,386,929
 #   Bolsas y Mercados Espanoles SA...................     382,464   17,376,497
 #*  Caja de Ahorros del Mediterraneo.................     116,412           --
 #*  Cementos Portland Valderrivas SA.................      59,874      414,249

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  SPAIN -- (Continued)
  #   Cie Automotive SA................................   147,796 $  2,080,998
      Clinica Baviera SA...............................     3,698       43,467
  #   Construcciones y Auxiliar de Ferrocarriles SA....     7,909    3,284,636
  *   Deoleo SA........................................ 2,677,780    1,451,312
  #   Dinamia Capital Privado Sociedad de Capital
      Riesgo SA........................................    20,438      223,440
      Duro Felguera SA.................................   265,121    1,660,607
      Ebro Foods SA....................................   378,733    7,739,778
  #   Elecnor SA.......................................   198,254    2,831,480
  #   Ence Energia y Celulosa SA.......................   992,257    2,112,701
  *   Ercros SA........................................   483,625      317,614
      Faes Farma SA.................................... 1,262,957    3,507,392
  #   Fluidra SA.......................................   160,834      695,950
  #*  Fomento de Construcciones y Contratas SA.........   256,740    5,560,367
  *   Gamesa Corp. Tecnologica SA...................... 1,113,758   13,946,736
  #   Grupo Catalana Occidente SA......................   204,400    7,164,427
  #*  Grupo Ezentis SA.................................   734,642      701,950
      Iberpapel Gestion SA.............................    26,401      460,813
  #   Indra Sistemas SA................................   503,884    7,793,036
  *   Inmobiliaria Colonial SA......................... 1,524,880    1,163,911
      Inmobiliaria del Sur SA..........................     2,902       26,090
  *   Jazztel P.L.C.................................... 1,097,205   14,742,743
  #   Laboratorios Farmaceuticos Rovi SA...............    70,934      909,691
  *   Mediaset Espana Comunicacion SA..................   830,653    9,688,427
  #   Melia Hotels International SA....................   239,072    2,773,169
      Miquel y Costas & Miquel SA......................    37,628    1,483,532
  #*  Natra SA.........................................   160,272      378,652
  *   NH Hotel Group SA................................   632,481    3,419,824
      Obrascon Huarte Lain SA..........................   193,959    7,321,167
      Papeles y Cartones de Europa SA..................   232,611    1,331,080
  *   Pescanova SA.....................................    68,547           --
      Prim SA..........................................    39,424      328,431
  #*  Promotora de Informaciones SA Class A............ 2,915,871    1,330,067
      Prosegur Cia de Seguridad SA.....................   976,879    6,590,354
  #*  Quabit Inmobiliaria SA........................... 1,474,470      149,074
  #*  Realia Business SA...............................   503,895      791,667
  *   Sacyr SA......................................... 1,463,558    8,250,333
  *   Sociedad Nacional de Industrias Apicaciones
        Celulosa Espanola SA...........................    75,494        3,715
  #*  Solaria Energia y Medio Ambiente SA..............   207,171      242,543
  #   Tecnicas Reunidas SA.............................   151,645    8,524,286
  *   Telecomunicaciones y Energia.....................   146,125      290,395
  #   Tubacex SA.......................................   520,966    2,716,038
      Tubos Reunidos SA................................   495,225    1,750,486
      Vidrala SA.......................................    77,869    3,774,315
  #   Viscofan SA......................................   224,736   12,592,649
  *   Vocento SA.......................................   219,517      511,472
  *   Zeltia SA........................................   991,039    3,795,695
                                                                  ------------
  TOTAL SPAIN..........................................            221,810,138
                                                                  ------------
  SWEDEN -- (9.2%)
      AAK AB...........................................   115,202    6,562,789
      Acando AB........................................   418,037      723,396
      AddNode Group AB.................................    22,737      138,429
      AddTech AB Class B...............................   263,102    4,176,053

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  SWEDEN -- (Continued)
      AF AB Class B....................................   277,090 $ 4,634,034
  *   Arise AB.........................................    36,861     117,775
      Atrium Ljungberg AB Class B......................    31,990     504,437
  #   Avanza Bank Holding AB...........................    69,703   2,465,745
      Axfood AB........................................    94,702   4,828,402
  #   Axis Communications AB...........................   192,280   6,036,854
      B&B Tools AB Class B.............................   107,878   2,509,136
  #*  BE Group AB......................................   215,340     356,843
      Beijer Alma AB...................................    91,817   2,589,280
      Beijer Electronics AB............................    55,826     491,015
      Beijer Ref AB Class B............................    64,437   1,363,804
      Betsson AB.......................................   152,884   5,303,688
      Bilia AB Class A.................................   113,425   3,075,803
      BillerudKorsnas AB...............................   689,767  10,189,855
      BioGaia AB Class B...............................    61,692   1,634,654
  #   Biotage AB.......................................   189,388     301,304
  #   Bjoern Borg AB...................................    86,437     281,986
      Bure Equity AB...................................   326,825   1,408,746
      Byggmax Group AB.................................   181,965   1,481,140
      Castellum AB.....................................   752,681  12,629,528
      Catena AB........................................    55,547     820,704
      Cavotec SA.......................................    16,457      86,502
  #*  CDON Group AB....................................    43,314     158,695
  #   Clas Ohlson AB Class B...........................   180,273   3,428,838
  #*  Cloetta AB Class B...............................   504,108   1,507,103
      Concentric AB....................................   202,603   2,673,139
  *   Concordia Maritime AB Class B....................    78,854     162,663
      Corem Property Group AB Class B..................     2,226       7,882
  *   CyberCom Group AB................................   385,158     154,368
      Dios Fastigheter AB..............................   171,208   1,405,102
      Doro AB..........................................    94,731     410,007
      Duni AB..........................................   174,631   2,398,496
  *   East Capital Explorer AB.........................    47,726     372,634
  #   Enea AB..........................................    63,008     506,993
  *   Eniro AB.........................................   447,545   1,433,519
      Fabege AB........................................   590,552   8,078,719
  #   Fagerhult AB.....................................    54,969   1,086,954
  *   Fastighets AB Balder.............................   279,717   3,550,748
  *   Fenix Outdoor International AG...................     8,476     463,844
      FinnvedenBulten AB...............................    53,182     510,410
      Gunnebo AB.......................................   206,334   1,219,926
      Haldex AB........................................   226,180   2,973,865
  #   Heba Fastighets AB Class B.......................    43,722     538,421
      Hexpol AB........................................   115,947   9,740,347
      HIQ International AB.............................   260,002   1,397,996
      HMS Networks AB..................................     7,040     159,332
      Holmen AB Class B................................   273,916   9,224,853
      Hufvudstaden AB Class A..........................   189,483   2,597,052
      Husqvarna AB Class A.............................    24,404     192,050
      Husqvarna AB Class B............................. 1,638,700  12,925,138
      ICA Gruppen AB...................................    24,928     775,172
      Industrial & Financial Systems Class B...........    89,522   2,929,896
      Indutrade AB.....................................    66,548   2,962,692

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  SWEDEN -- (Continued)
      Intrum Justitia AB...............................   348,185 $10,654,542
      JM AB............................................   372,482  11,785,547
  *   Kambi Group P.L.C. Class B.......................   123,477     732,105
  *   KappAhl AB.......................................   277,470   1,545,332
  #*  Karolinska Development AB Class B................    90,079     294,870
      Klovern AB.......................................   387,861   1,929,655
      KNOW IT AB.......................................    75,523     666,668
      Kungsleden AB....................................   697,243   4,892,699
  #   Lagercrantz AB Class B...........................    79,921   1,730,104
  *   Lindab International AB..........................   330,563   3,114,287
      Loomis AB Class B................................   318,925   9,477,154
      Meda AB Class A..................................   976,572  15,745,454
  #*  Medivir AB Class B...............................   157,903   2,753,052
  #   Mekonomen AB.....................................    96,226   2,211,009
      Modern Times Group AB Class B....................   248,542   9,682,142
      MQ Holding AB....................................    90,336     385,469
  #   Mycronic AB......................................   390,070     975,409
      NCC AB Class A...................................    21,531     674,842
      NCC AB Class B...................................   356,326  11,134,146
      Nederman Holding AB..............................     3,680      86,296
      Net Entertainment NE AB..........................   151,050   3,759,500
  *   Net Insight AB Class B........................... 1,189,130     386,831
      New Wave Group AB Class B........................   205,564   1,159,182
      Nibe Industrier AB Class B.......................   362,119   9,694,458
      Nobia AB.........................................   666,139   5,086,980
      Nolato AB Class B................................   105,172   2,571,270
      Nordnet AB Class B...............................   401,993   1,608,815
      OEM International AB Class B.....................    45,688     580,995
  #   Oriflame Cosmetics SA............................   117,418   2,542,282
  #*  PA Resources AB..................................    35,211      32,615
  #   Peab AB..........................................   752,981   5,307,760
  #*  Pricer AB Class B................................   452,718     337,046
      Proact IT Group AB...............................    41,297     559,528
  #   Proffice AB Class B..............................   262,115     965,051
  #   Ratos AB Class B.................................   880,217   7,181,444
  *   RaySearch Laboratories AB........................     2,011      11,366
      ReadSoft AB Class B..............................    87,941     654,377
  *   Rezidor Hotel Group AB...........................   418,144   2,335,367
  *   rnb Retail and Brands AB.........................    48,828      71,664
      Saab AB Class B..................................   256,897   7,021,672
      Sagax AB Class B.................................    48,648     259,136
  #*  SAS AB...........................................   643,871   1,178,998
  *   Sectra AB........................................    36,260     495,894
      Securitas AB Class B.............................   618,180   7,187,420
      Semcon AB........................................    85,074     745,874
      SkiStar AB.......................................   104,766   1,204,942
  #*  SSAB AB Class A..................................   834,811   8,058,934
  #*  SSAB AB Class B..................................   352,706   3,092,014
      Sweco AB Class B.................................   184,680   3,012,800
  *   Swedish Orphan Biovitrum AB......................   612,905   7,368,723
  #   Swedol AB Class B................................    37,176     113,597
  #   Systemair AB.....................................    32,000     504,569
  #   TradeDoubler AB..................................   202,211     266,002

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  SWEDEN -- (Continued)
  *   Transcom WorldWide SA............................ 1,484,801 $    259,149
  #   Transmode AB.....................................    76,041      789,537
      Trelleborg AB Class B............................   292,300    5,598,027
  #   Tribona AB.......................................    99,298      504,003
      Unibet Group P.L.C...............................   135,490    6,592,978
      Uniflex AB.......................................    12,408       49,360
      VBG Group AB Class B.............................       137        2,783
      Vitrolife AB.....................................    60,303      976,998
      Wallenstam AB Class B............................   399,066    6,609,912
      Wihlborgs Fastigheter AB.........................   289,738    5,391,365
                                                                  ------------
  TOTAL SWEDEN.........................................            353,260,756
                                                                  ------------
  SWITZERLAND -- (11.4%)
  *   Advanced Digital Broadcast Holdings SA...........     2,179       32,046
      AFG Arbonia-Forster Holding AG...................    79,104    2,136,357
      Allreal Holding AG...............................    54,146    7,414,219
      Alpiq Holding AG.................................     4,430      464,927
      ALSO Holding AG..................................    16,195    1,006,830
      ams AG...........................................   225,375    8,036,574
      APG SGA SA.......................................     7,504    2,396,489
      Ascom Holding AG.................................   183,217    2,681,323
      Autoneum Holding AG..............................    16,853    2,883,640
  #   Bachem Holding AG Class B........................    24,136    1,321,762
      Bank Coop AG.....................................    31,671    1,544,936
      Banque Cantonale de Geneve.......................     4,098      952,169
      Banque Cantonale du Jura.........................     4,442      300,788
      Banque Cantonale Vaudoise........................     4,529    2,411,905
  #   Basler Kantonalbank..............................     4,757      355,521
      Belimo Holding AG................................     1,932    5,112,259
      Bell AG..........................................       363      936,630
      Bellevue Group AG................................    31,835      449,274
  #   Berner Kantonalbank AG...........................    23,232    4,820,986
      BKW AG...........................................    39,874    1,414,539
      Bobst Group SA...................................    45,114    2,105,704
      Bossard Holding AG Class A.......................    30,406    3,538,219
      Bucher Industries AG.............................    33,342   10,023,673
      Burckhardt Compression Holding AG................    10,937    5,703,858
      Burkhalter Holding AG............................    18,270    1,617,744
      Calida Holding AG................................    20,897      781,573
      Carlo Gavazzi Holding AG.........................     1,334      350,597
      Cham Paper Holding AG............................     1,958      551,239
  *   Charles Voegele Holding AG.......................    43,316      743,676
      Cicor Technologies...............................     5,936      244,914
      Cie Financiere Tradition SA......................     9,139      434,488
      Clariant AG......................................   375,577    6,992,072
      Coltene Holding AG...............................    16,093      969,686
      Conzzeta AG......................................     1,345    5,386,411
      Cosmo Pharmaceuticals SpA........................     1,287      260,948
      Daetwyler Holding AG.............................    30,085    4,212,753
  #   DKSH Holding AG..................................    44,444    3,207,054
  #*  Dufry AG.........................................   105,189   18,013,796
      Edmond de Rothschild Suisse SA...................       157    2,513,298
      EFG International AG.............................   242,627    2,894,151

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  SWITZERLAND -- (Continued)
  *   Elma Electronic AG...............................       267 $   115,501
      Emmi AG..........................................    13,244   4,563,437
  #   Energiedienst Holding AG.........................    71,249   2,431,039
  *   Evolva Holding SA................................   121,534     172,759
      Feintool International Holding AG................     3,432     339,375
      Flughafen Zuerich AG.............................    19,062  11,864,029
      Forbo Holding AG.................................     6,983   6,818,923
      Galenica AG......................................    13,622  12,265,411
      GAM Holding AG...................................   806,220  14,594,072
      Gategroup Holding AG.............................   121,765   3,081,168
      Georg Fischer AG.................................    18,996  12,553,075
      Gurit Holding AG.................................     1,837     862,885
      Helvetia Holding AG..............................    28,218  13,749,713
      HOCHDORF Holding AG..............................         8       1,113
      Huber & Suhner AG................................    50,241   2,485,763
      Implenia AG......................................    65,242   3,840,335
      Inficon Holding AG...............................     8,083   2,595,371
      Interroll Holding AG.............................     2,788   1,742,047
      Intershop Holdings AG............................     5,592   2,169,180
      Jungfraubahn Holding AG..........................     3,095     256,667
      Kaba Holding AG Class B..........................    13,150   6,362,442
      Kardex AG........................................    30,563   1,401,852
      Komax Holding AG.................................    15,921   2,450,375
      Kudelski SA......................................   201,663   3,422,872
      Kuoni Reisen Holding AG..........................    15,564   5,264,965
  #   LEM Holding SA...................................     3,667   3,077,100
      Liechtensteinische Landesbank AG.................    21,004     913,471
  #*  LifeWatch AG.....................................    42,178     417,097
  #   Logitech International SA........................   693,935  10,177,849
      Lonza Group AG...................................   255,221  28,302,378
  #   Luzerner Kantonalbank AG.........................    17,399   6,757,676
      MCH Group AG.....................................     1,404     100,009
      Metall Zug AG....................................       701   1,986,733
  #*  Meyer Burger Technology AG.......................   408,473   4,803,182
      Micronas Semiconductor Holding AG................   155,041   1,267,397
  *   Mobilezone Holding AG............................   142,129   1,586,899
      Mobimo Holding AG................................    27,686   5,621,875
      Nobel Biocare Holding AG.........................   535,961   9,406,529
      OC Oerlikon Corp. AG.............................   858,856  11,590,516
  *   Orascom Development Holding AG...................    52,898   1,112,848
  #*  Orell Fuessli Holding AG.........................     5,198     566,190
      Orior AG.........................................    22,240   1,392,953
  #   Panalpina Welttransport Holding AG...............    42,342   5,764,818
  *   Parco Industriale e Immobiliare SA...............       600          --
      Phoenix Mecano AG................................     3,100   1,837,922
      PSP Swiss Property AG............................   148,327  13,113,103
      PubliGroupe AG...................................     2,668     623,483
      Rieter Holding AG................................    16,400   3,800,180
      Romande Energie Holding SA.......................     2,714   3,263,393
      Schaffner Holding AG.............................     2,861     943,736
  *   Schmolz + Bickenbach AG.......................... 2,540,584   3,839,342
      Schweiter Technologies AG........................     4,466   3,123,306
      Schweizerische
        National-Versicherungs-Gesellschaft AG.........    59,799   5,320,802

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
 SWITZERLAND -- (Continued)
     Siegfried Holding AG.............................    17,542 $    3,064,092
     St Galler Kantonalbank AG........................    10,381      3,950,858
     Straumann Holding AG.............................    32,581      7,687,931
     Sulzer AG........................................    15,363      2,031,497
     Swiss Life Holding AG............................    30,281      7,002,429
 #*  Swisslog Holding AG.............................. 1,022,294      1,269,321
     Swissquote Group Holding SA......................    47,450      1,566,185
     Tamedia AG.......................................    14,891      2,024,250
     Tecan Group AG...................................    23,852      2,702,898
     Temenos Group AG.................................   304,324     10,878,757
 *   Tornos Holding AG................................    38,028        251,273
     U-Blox AG........................................    27,034      3,498,765
 *   Valartis Group AG................................     1,365         31,472
     Valiant Holding AG...............................    64,927      6,169,008
     Valora Holding AG................................    15,176      3,668,340
     Vaudoise Assurances Holding SA Class B...........     4,108      1,848,052
     Vetropack Holding AG.............................       877      1,528,465
 #*  Von Roll Holding AG..............................   258,978        485,874
 #   Vontobel Holding AG..............................   121,104      4,336,772
     VP Bank AG.......................................    17,235      1,490,137
     Walliser Kantonalbank............................     1,440      1,119,088
 *   Walter Meier AG..................................    23,690      1,234,323
 #   Ypsomed Holding AG...............................     3,079        272,836
 #   Zehnder Group AG.................................    45,677      1,809,123
 *   Zueblin Immobilien Holding AG....................   261,040        576,655
     Zug Estates Holding AG...........................       505        650,644
     Zuger Kantonalbank AG............................       627      3,133,843
                                                                 --------------
 TOTAL SWITZERLAND....................................              437,617,072
                                                                 --------------
 TOTAL COMMON STOCKS..................................            3,401,329,606
                                                                 --------------
 RIGHTS/WARRANTS -- (0.1%)
 AUSTRIA -- (0.0%)
 *   Intercell AG.....................................   254,689             --
                                                                 --------------
 FRANCE -- (0.1%)
 *   Bigben Interactive Rights 01/31/2016.............    35,372          4,263

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                       SHARES       VALUE++
                                                    ------------ --------------
FRANCE -- (Continued)
*     Peugeot SA Warrants 04/29/17.................     761,796  $    1,820,848
                                                                 --------------
TOTAL FRANCE.......................................                   1,825,111
                                                                 --------------
GERMANY -- (0.0%)
*     Patrizia Immobilien AG Rights 08/07/14.......      16,005         178,269
                                                                 --------------
ITALY -- (0.0%)
#*    Seat Pagine Gialle SpA Warrants 08/31/14.....   2,988,837              --
                                                                 --------------
PORTUGAL -- (0.0%)
*     Mota-Engil SGPS SA Rights 12/31/49...........     363,210              --
                                                                 --------------
TOTAL RIGHTS/WARRANTS..............................                   2,003,380
                                                                 --------------

                                                    SHARES/ FACE
                                                       AMOUNT
                                                       (000)        VALUE+
                                                    ------------ --------------
SECURITIES LENDING COLLATERAL -- (11.2%)
(S)@  DFA Short Term Investment Fund...............  37,036,431     428,511,503
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,966,433,342)^^..........................              $3,831,844,489
                                                                 ==============

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Austria....................         -- $   78,854,290   --    $   78,854,290
   Belgium.................... $   90,078    109,800,305   --       109,890,383
   Denmark....................         --    179,218,809   --       179,218,809
   Finland....................         --    240,346,021   --       240,346,021
   France.....................  3,767,046    412,074,592   --       415,841,638
   Germany....................     57,136    491,268,291   --       491,325,427
   Greece.....................         --            903   --               903
   Ireland....................         --     71,972,364   --        71,972,364
   Israel.....................         --     89,827,406   --        89,827,406
   Italy......................         --    333,111,452   --       333,111,452
   Netherlands................         --    203,984,464   --       203,984,464
   Norway.....................         --    113,006,734   --       113,006,734
   Portugal...................         --     61,261,749   --        61,261,749
   Spain......................         --    221,810,138   --       221,810,138
   Sweden.....................  1,195,949    352,064,807   --       353,260,756
   Switzerland................         --    437,617,072   --       437,617,072
Rights/Warrants...............
   Austria....................         --             --   --                --
   France.....................         --      1,825,111   --         1,825,111
   Germany....................         --        178,269   --           178,269
   Italy......................         --             --   --                --
   Portugal...................         --             --   --                --
Securities Lending Collateral.         --    428,511,503   --       428,511,503
                               ---------- --------------   --    --------------
TOTAL......................... $5,110,209 $3,826,734,280   --    $3,831,844,489
                               ========== ==============   ==    ==============

                       THE CANADIAN SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                           SHARES    VALUE++
                                                           ------- -----------
 COMMON STOCKS -- (79.5%)
 Consumer Discretionary -- (7.3%)
     AutoCanada, Inc......................................  92,120 $ 6,123,591
 #   BMTC Group, Inc. Class A.............................  17,481     220,847
 *   Brookfield Residential Properties, Inc...............  36,303     670,225
 #   Cineplex, Inc........................................ 271,135   9,693,073
     Cogeco Cable, Inc....................................  78,287   4,352,509
     Cogeco, Inc..........................................  21,100   1,046,921
 #   Corus Entertainment, Inc. Class B.................... 402,116   8,887,968
 #   DHX Media, Ltd.......................................  11,269      72,863
     Dorel Industries, Inc. Class B....................... 130,187   4,582,544
     easyhome, Ltd........................................   3,600      78,415
     Gamehost, Inc........................................  25,818     393,302
     Glacier Media, Inc................................... 137,300     176,292
 #   GLENTEL, Inc.........................................  68,191     673,561
 *   Great Canadian Gaming Corp........................... 302,800   4,385,025
     Hudson's Bay Co......................................   2,500      37,740
 #*  Imax Corp............................................ 229,046   6,016,304
     Indigo Books & Music, Inc............................   2,302      22,063
 *   Le Chateau, Inc. Class A.............................  27,000      37,144
 #   Leon's Furniture, Ltd................................ 143,275   1,906,654
     Linamar Corp......................................... 249,206  13,567,082
     Martinrea International, Inc......................... 484,756   5,704,058
 #*  Mood Media Corp...................................... 182,874      93,923
     MTY Food Group, Inc..................................  31,213     946,681
 *   Performance Sports Group, Ltd........................ 114,166   1,853,293
     Pizza Pizza Royalty Corp.............................  25,139     316,558
     Reitmans Canada, Ltd.................................  15,456      81,933
     Reitmans Canada, Ltd. Class A........................ 241,486   1,333,284
     RONA, Inc............................................ 681,945   7,561,531
     Sears Canada, Inc....................................  50,417     680,642
 #   Torstar Corp. Class B................................ 284,189   1,970,440
 *   TVA Group, Inc. Class B..............................   7,000      56,624
     Uni-Select, Inc......................................  78,630   2,014,878
     Whistler Blackcomb Holdings, Inc..................... 120,778   1,922,966
 *   Yellow Media, Ltd....................................  73,155   1,189,561
                                                                   -----------
 Total Consumer Discretionary.............................          88,670,495
                                                                   -----------
 Consumer Staples -- (2.5%)
     Alliance Grain Traders, Inc..........................  89,504   1,716,448
     Andrew Peller, Ltd. Class A..........................   3,400      44,435
     Clearwater Seafoods, Inc.............................  36,357     276,425
     Colabor Group, Inc...................................  92,227     333,264
     Corby Spirit and Wine, Ltd...........................  72,728   1,414,072
 #   Cott Corp............................................ 499,623   3,409,176
     High Liner Foods, Inc................................  45,218   1,035,948
 #   Liquor Stores N.A., Ltd.............................. 106,130   1,105,734
 #   Maple Leaf Foods, Inc................................ 500,264   9,024,802
     North West Co., Inc. (The)........................... 232,610   5,120,044
 #   Premium Brands Holdings Corp.........................  91,943   1,882,118
 #   Rogers Sugar, Inc.................................... 376,759   1,565,294

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Consumer Staples -- (Continued)
*   SunOpta, Inc.........................................   283,904 $ 3,507,302
                                                                    -----------
Total Consumer Staples...................................            30,435,062
                                                                    -----------
Energy -- (23.4%)
*   Advantage Oil & Gas, Ltd............................. 1,098,231   5,872,139
    Akita Drilling, Ltd. Class A.........................    42,000     626,716
#*  Alvopetro Energy, Ltd................................   401,858     357,502
*   Anderson Energy, Ltd.................................   125,071      33,265
    Arsenal Energy, Inc..................................    60,137     460,535
#*  Artek Exploration, Ltd...............................   278,498     863,322
#*  Athabasca Oil Corp...................................   334,586   1,911,745
*   Bankers Petroleum, Ltd............................... 1,411,399   7,973,786
*   Bellatrix Exploration, Ltd...........................   978,258   7,240,374
#*  Birchcliff Energy, Ltd...............................   525,714   5,250,631
#*  BlackPearl Resources, Inc............................ 1,418,101   2,796,274
*   BNK Petroleum, Inc...................................   554,116     660,660
#   Bonavista Energy Corp................................   159,848   2,067,095
#   Bonterra Energy Corp.................................   121,477   6,722,541
    Calfrac Well Services, Ltd...........................   385,975   7,380,730
*   Calvalley Petroleum, Inc. Class A....................   226,068     306,856
*   Canacol Energy, Ltd..................................   137,542     889,318
#   Canadian Energy Services & Technology Corp...........   916,842   7,979,851
    CanElson Drilling, Inc...............................   458,955   3,215,863
    Canyon Services Group, Inc...........................   215,570   3,100,048
#   Cathedral Energy Services, Ltd.......................   164,270     647,830
*   Cequence Energy, Ltd.................................   803,690   1,562,638
*   Chinook Energy, Inc..................................   434,250     876,186
*   Connacher Oil and Gas, Ltd........................... 2,187,935     441,460
#*  Corridor Resources, Inc..............................   373,046     680,847
*   Crew Energy, Inc.....................................   626,771   5,650,625
*   Crocotta Energy, Inc.................................   347,561   1,450,362
*   DeeThree Exploration, Ltd............................   451,446   4,744,872
*   Delphi Energy Corp...................................   850,539   3,096,840
#*  Denison Mines Corp................................... 2,254,371   2,997,971
#   Enbridge Income Fund Holdings, Inc...................   240,774   6,483,354
    Enerflex, Ltd........................................   328,070   5,554,338
    Ensign Energy Services, Inc..........................   335,304   5,396,969
#*  Epsilon Energy, Ltd..................................   242,965   1,042,854
#   Equal Energy, Ltd....................................   154,741     847,981
#*  Essential Energy Services Trust......................   622,141   1,306,647
#*  Forsys Metals Corp...................................   109,974      36,814
#*  Gasfrac Energy Services, Inc.........................    91,560     135,616
*   Gran Tierra Energy, Inc.............................. 1,393,412   9,239,573
#*  Ithaca Energy, Inc................................... 1,603,355   3,617,419
#*  Ivanhoe Energy, Inc..................................   348,882      83,193
*   Kelt Exploration, Ltd................................   161,850   1,908,920
*   Legacy Oil + Gas, Inc................................   914,677   6,920,792
#   Lightstream Resources, Ltd........................... 1,063,467   7,022,483
#   Long Run Exploration, Ltd............................   734,964   3,707,343
*   Marquee Energy, Ltd..................................    29,197      31,062
    McCoy Global, Inc....................................    34,859     199,176
*   Mega Uranium, Ltd....................................    55,000      11,854
#   Mullen Group, Ltd....................................   458,025  11,724,197

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Energy -- (Continued)
#*  Niko Resources, Ltd.................................   331,273 $    601,569
    North American Energy Partners, Inc.................   111,981      814,426
*   NuVista Energy, Ltd.................................   634,509    5,825,134
*   Painted Pony Petroleum, Ltd.........................   328,779    3,488,763
*   Paramount Resources, Ltd. Class A...................        --           17
*   Parex Resources, Inc................................   514,071    6,699,637
#   Parkland Fuel Corp..................................   400,877    7,570,099
#   Pason Systems, Inc..................................   368,038    9,380,269
#   Pengrowth Energy Corp...............................     4,252       27,103
#*  Perpetual Energy, Inc...............................   379,029      716,100
#   PHX Energy Services Corp............................   135,474    1,905,967
#*  Poseidon Concepts Corp..............................   165,977          166
#   Pulse Seismic, Inc..................................   277,580      768,828
#*  Questerre Energy Corp. Class A......................   745,460      820,426
*   RMP Energy, Inc.....................................   702,328    5,056,427
*   Rock Energy, Inc....................................   192,653    1,146,713
#   Savanna Energy Services Corp........................   481,384    3,518,715
    Secure Energy Services, Inc.........................   494,154   10,455,480
*   Serinus Energy, Inc.................................    13,570       26,758
    ShawCor, Ltd........................................   125,996    6,377,511
#*  Southern Pacific Resource Corp...................... 1,701,425      273,077
#*  SouthGobi Resources, Ltd............................   281,484      149,732
    Sprott Resource Corp................................   471,290    1,387,482
#   Spyglass Resources Corp.............................   669,452    1,013,066
    Strad Energy Services, Ltd..........................    18,041       74,457
#   Surge Energy, Inc................................... 1,034,883    8,067,598
#*  TAG Oil, Ltd........................................   181,541      416,245
*   Tethys Petroleum, Ltd...............................   412,989      140,144
#   TORC Oil & Gas, Ltd.................................   401,981    4,899,645
    Total Energy Services, Inc..........................   145,978    2,911,929
#*  Touchstone Exploration, Inc.........................   199,351      168,206
    TransGlobe Energy Corp..............................   357,661    2,230,563
#   Trican Well Service, Ltd............................   817,696   11,804,040
    Trinidad Drilling, Ltd..............................   750,912    7,258,782
*   Tuscany International Drilling, Inc.................   176,042           --
#   Twin Butte Energy, Ltd.............................. 1,326,259    2,019,159
*   Uex Corp............................................   608,088      248,176
#   Veresen, Inc........................................   311,031    5,285,830
    Western Energy Services Corp........................   326,094    3,134,283
#   Whitecap Resources, Inc.............................   848,168   12,345,050
*   Xtreme Drilling and Coil Services Corp..............   229,119    1,000,235
#   Zargon Oil & Gas, Ltd...............................   152,974    1,170,086
    ZCL Composites, Inc.................................    99,400      584,357
                                                                   ------------
Total Energy............................................            284,911,717
                                                                   ------------
Financials -- (6.4%)
#   AGF Management, Ltd. Class B........................   421,354    4,567,712
#   Alaris Royalty Corp.................................    52,216    1,512,820
#   Altus Group, Ltd....................................   161,568    3,334,049
    Brookfield Real Estate Services, Inc................     8,075      102,868
    Canaccord Genuity Group, Inc........................   511,622    5,949,802
    Canadian Western Bank...............................   300,957   11,487,899
    Clairvest Group, Inc................................     1,900       40,253

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
 Financials -- (Continued)
 *   Counsel Corp.........................................  87,227 $   148,798
     E-L Financial Corp., Ltd.............................   1,467     944,512
     EGI Financial Holdings, Inc..........................  14,650     178,700
     Equitable Group, Inc.................................  52,295   3,187,532
 *   Equity Financial Holdings, Inc.......................     800       6,376
     Fiera Capital Corp...................................  51,460     575,789
     Firm Capital Mortgage Investment Corp................   2,494      28,820
     First National Financial Corp........................   3,873      83,545
     FirstService Corp.................................... 146,248   8,148,362
     Genesis Land Development Corp........................  74,422     300,323
 #   Genworth MI Canada, Inc.............................. 149,254   5,412,485
     Gluskin Sheff + Associates, Inc...................... 146,014   4,269,204
     GMP Capital, Inc..................................... 298,487   2,222,877
     Guardian Capital Group, Ltd. Class A.................  11,327     173,486
 *   Heritage Global, Inc.................................   4,253       1,491
 #   Home Capital Group, Inc.............................. 241,200  11,480,974
 #   Killam Properties, Inc............................... 288,571   2,739,221
 *   Kingsway Financial Services, Inc.....................  22,481     143,916
     Laurentian Bank of Canada............................ 157,661   7,453,959
 *   Mainstreet Equity Corp...............................  18,231     678,845
     Melcor Developments, Ltd.............................  23,361     533,060
 #   Sprott, Inc.......................................... 660,683   1,787,512
 #   TMX Group, Ltd.......................................   6,593     346,414
                                                                   -----------
 Total Financials.........................................          77,841,604
                                                                   -----------
 Health Care -- (1.8%)
     Amica Mature Lifestyles, Inc.........................  36,241     239,646
 *   Endo International P.L.C.............................  83,785   5,727,825
 #   Extendicare, Inc..................................... 500,612   3,429,698
 #*  Imris, Inc...........................................  73,479      66,716
 *   Knight Therapeutics, Inc.............................  53,575     252,066
 #   Leisureworld Senior Care Corp........................ 178,254   2,107,300
 #   Medical Facilities Corp.............................. 142,169   2,207,476
 *   Nordion, Inc......................................... 464,108   6,014,441
 *   Oncolytics Biotech, Inc..............................  16,850      22,562
 *   QLT, Inc............................................. 226,610   1,355,067
 #*  Resverlogix Corp..................................... 111,820      79,479
 #*  Theratechnologies, Inc...............................  10,101       4,493
 *   Transition Therapeutics, Inc.........................  33,541     216,870
 *   TSO3, Inc............................................  55,206      36,455
 *   Zenith Epigenetics Corp.............................. 111,820       8,307
                                                                   -----------
 Total Health Care........................................          21,768,401
                                                                   -----------
 Industrials -- (11.8%)
     Aecon Group, Inc..................................... 344,068   5,178,297
 #   AG Growth International, Inc.........................  86,732   3,879,415
 #*  Air Canada Class A................................... 313,328   2,750,079
     Algoma Central Corp..................................  26,690     396,550
 *   ATS Automation Tooling Systems, Inc.................. 484,991   6,596,429
 #   Badger Daylighting, Ltd.............................. 202,081   5,915,922
 #*  Ballard Power Systems, Inc........................... 530,151   2,105,337
 #   Bird Construction, Inc............................... 143,090   1,749,337

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
 Industrials -- (Continued)
 #   Black Diamond Group, Ltd............................. 212,341 $  5,707,997
 #   CanWel Building Materials Group, Ltd.................  75,184      411,655
     Cervus Equipment Corp................................  13,483      277,735
     Clarke, Inc..........................................  52,294      527,568
 *   Contrans Group, Inc. Class A......................... 116,170    1,608,811
 #   DirectCash Payments, Inc.............................  51,015      681,697
 #   Exchange Income Corp.................................  47,568      750,810
     Exco Technologies, Ltd...............................  92,210      947,175
 *   GLV, Inc. Class A....................................  93,231      282,168
 #*  Heroux-Devtek, Inc................................... 127,654    1,253,886
 #   HNZ Group, Inc.......................................  23,888      484,179
     Horizon North Logistics, Inc......................... 478,383    2,614,906
 #   K-Bro Linen, Inc.....................................  18,691      653,118
     MacDonald Dettwiler & Associates, Ltd................  85,470    6,387,028
     Magellan Aerospace Corp..............................  48,000      532,673
 #   Morneau Shepell, Inc................................. 233,427    3,605,182
 #   New Flyer Industries, Inc............................ 167,705    1,991,819
     Newalta Corp......................................... 263,922    5,085,524
     Richelieu Hardware, Ltd..............................  69,634    3,275,579
 #   Ritchie Bros Auctioneers, Inc........................ 371,501    8,994,934
 #   Rocky Mountain Dealerships, Inc......................  68,591      685,690
 #   Russel Metals, Inc................................... 330,955   10,693,396
     Stantec, Inc......................................... 228,285   14,484,116
     Stuart Olson, Inc....................................  91,759      839,031
 #   Student Transportation, Inc.......................... 415,940    2,677,946
     Toromont Industries, Ltd............................. 206,825    4,941,341
     Transcontinental, Inc. Class A....................... 349,276    4,455,844
     TransForce, Inc...................................... 388,103    9,813,362
     Vicwest, Inc.........................................  44,258      421,737
 #   Wajax Corp...........................................  91,238    2,886,044
     WaterFurnace Renewable Energy, Inc...................  35,758      997,623
 #   WesternOne, Inc...................................... 107,900      788,704
     Westshore Terminals Investment Corp.................. 241,389    7,350,039
     WSP Global, Inc...................................... 234,492    7,860,488
                                                                   ------------
 Total Industrials........................................          143,541,171
                                                                   ------------
 Information Technology -- (4.4%)
 *   5N Plus, Inc......................................... 276,808      959,632
     Absolute Software Corp............................... 219,888    1,351,171
 *   AgJunction, Inc......................................  20,300       14,150
 #*  Avigilon Corp........................................ 115,293    2,686,839
     Calian Technologies, Ltd.............................  21,337      414,666
 *   Celestica, Inc....................................... 949,607   10,189,757
     COM DEV International, Ltd........................... 406,924    1,541,336
     Computer Modelling Group, Ltd........................ 262,412    3,212,914
 *   Descartes Systems Group, Inc. (The).................. 262,529    3,536,984
     DH Corp.............................................. 427,395   12,915,729
 #*  DragonWave, Inc...................................... 162,023      242,214
 #   Enghouse Systems, Ltd................................  83,666    2,586,675
     Evertz Technologies, Ltd............................. 138,381    2,207,040
 #*  EXFO, Inc............................................ 106,980      489,595
     Mediagrif Interactive Technologies, Inc..............   7,676      133,055
 *   Mitel Networks Corp.................................. 120,901    1,338,353

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Information Technology -- (Continued)
#*  Points International, Ltd............................    37,659 $   716,673
    Pure Technologies, Ltd...............................    15,417     110,995
#*  Redknee Solutions, Inc...............................   110,711     501,593
*   Sandvine Corp........................................   830,476   2,726,743
#*  Sierra Wireless, Inc.................................   164,792   3,131,554
*   Smart Technologies, Inc. Class A.....................     7,408      18,072
*   Solium Capital, Inc..................................    55,451     377,353
    Vecima Networks, Inc.................................     6,059      45,289
    Wi-Lan, Inc..........................................   765,533   2,457,344
                                                                    -----------
Total Information Technology.............................            53,905,726
                                                                    -----------
Materials -- (17.4%)
*   Aberdeen International, Inc..........................   122,333      18,512
#   Acadian Timber Corp..................................    14,713     178,254
#   Agnico Eagle Mines, Ltd..............................    36,795   1,368,057
#*  Ainsworth Lumber Co., Ltd............................   532,862   1,309,736
    AirBoss of America Corp..............................     5,102      44,219
    Alacer Gold Corp.....................................   970,986   2,217,412
    Alamos Gold, Inc.....................................   579,498   5,155,345
#*  Alexco Resource Corp.................................   278,307     285,875
#*  Almaden Minerals, Ltd................................    98,343     137,997
#*  Altius Minerals Corp.................................   112,600   1,517,030
*   Amerigo Resources, Ltd...............................   553,854     226,042
#*  Argonaut Gold, Inc...................................   368,728   1,345,932
#*  Asanko Gold, Inc.....................................   271,644     660,207
#   AuRico Gold, Inc..................................... 1,370,255   5,630,066
#*  Avalon Rare Metals, Inc..............................   352,025     156,585
#*  B2Gold Corp.......................................... 3,012,587   7,791,531
#*  Banro Corp...........................................    14,500       3,591
    Canam Group, Inc. Class A............................   218,124   2,666,660
#   Canexus Corp.........................................   311,886   1,350,119
*   Canfor Corp..........................................   118,977   2,519,539
    Canfor Pulp Products, Inc............................   209,015   2,256,254
*   Capstone Mining Corp................................. 1,716,256   4,596,201
    Cascades, Inc........................................   489,976   2,992,837
    CCL Industries, Inc. Class B.........................   111,467  11,034,758
    Centerra Gold, Inc...................................   463,208   2,408,758
*   Chaparral Gold Corp..................................    77,900      40,724
#*  China Gold International Resources Corp., Ltd........   746,157   2,189,849
*   Claude Resources, Inc................................   861,200     205,358
#*  Copper Mountain Mining Corp..........................   665,831   1,679,310
*   Dominion Diamond Corp................................   385,640   5,407,837
*   Duluth Metals, Ltd...................................   388,214     174,462
#*  Dundee Precious Metals, Inc..........................   542,938   2,574,393
*   Dynasty Metals & Mining, Inc.........................    39,369      56,327
#*  Eastern Platinum, Ltd................................   321,096     294,489
*   Eastmain Resources, Inc..............................   274,250      99,352
*   EcoSynthetix, Inc....................................     1,500       2,889
*   Endeavour Mining Corp................................ 2,014,376   1,588,814
#*  Endeavour Silver Corp................................   490,552   2,897,377
#*  Energy Fuels, Inc....................................    70,896     552,679
#*  Entree Gold, Inc.....................................   286,898      76,306
*   Excellon Resources, Inc..............................   185,380     239,727

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Materials -- (Continued)
*   Exeter Resource Corp.................................    70,137 $    54,033
*   First Majestic Silver Corp...........................   561,028   5,953,223
#*  Fortress Paper, Ltd. Class A.........................    69,284     177,920
*   Fortuna Silver Mines, Inc............................   772,906   4,203,543
#*  Fortune Bay Corp.....................................    91,231      25,938
#*  Fortune Minerals, Ltd................................   146,172      53,624
#*  Golden Star Resources, Ltd........................... 1,155,362     625,179
#*  Great Panther Silver, Ltd............................   725,301     957,888
#*  Guyana Goldfields, Inc...............................   441,183   1,262,430
*   Hanfeng Evergreen, Inc...............................    45,837      21,755
    HudBay Minerals, Inc................................. 1,116,679  11,992,761
    IAMGOLD Corp......................................... 1,440,983   5,325,961
*   Imperial Metals Corp.................................   208,818   3,200,210
*   Interfor Corp........................................   352,800   4,847,016
#*  International Tower Hill Mines, Ltd..................   220,027     161,436
    Intertape Polymer Group, Inc.........................   332,527   4,269,618
*   Katanga Mining, Ltd.................................. 1,025,162     441,900
#*  Kirkland Lake Gold, Inc..............................   294,417   1,023,378
#*  Lake Shore Gold Corp................................. 1,881,955   2,071,212
#   Lucara Diamond Corp..................................   863,765   2,028,008
#*  MAG Silver Corp......................................    41,814     377,739
    Major Drilling Group International, Inc..............   394,786   3,255,034
#   Mandalay Resources Corp..............................   322,992     343,624
*   McEwen Mining - Minera Andes Acquisition Corp........    12,233      34,780
*   Mercator Minerals, Ltd...............................   443,725      22,383
#*  Migao Corp...........................................   169,168     220,313
*   Minco Base Metals Corp...............................     2,780          --
*   Minco Silver Corp....................................    40,069      37,851
#*  Nautilus Minerals, Inc...............................    89,354      42,614
#*  Nevada Copper Corp...................................   160,491     341,486
#   Nevsun Resources, Ltd................................ 1,007,766   3,826,433
*   New Gold, Inc........................................   524,469   3,227,576
*   New Millennium Iron Corp.............................    55,528      14,259
    Norbord, Inc.........................................   185,489   3,859,995
#*  North American Palladium, Ltd........................   565,789     153,077
#*  Northern Dynasty Minerals, Ltd.......................   148,624     117,225
#*  Novagold Resources, Inc..............................   569,999   2,153,800
#*  OceanaGold Corp...................................... 1,627,526   4,642,184
*   Orvana Minerals Corp.................................   292,952     131,652
*   Osisko Gold Royalties, Ltd...........................   155,142   2,212,547
    Pan American Silver Corp.............................   711,104  10,447,917
*   Phoscan Chemical Corp................................   432,579     119,020
#*  Pilot Gold, Inc......................................    56,756      72,874
#*  Platinum Group Metals, Ltd...........................   241,887     259,557
#*  Polymet Mining Corp..................................   635,065     745,525
#*  Primero Mining Corp..................................   844,647   6,468,381
#*  RB Energy, Inc.......................................   396,013     110,776
#*  Richmont Mines, Inc..................................   114,244     159,262
#*  Rubicon Minerals Corp................................   508,405     750,706
#*  Sabina Gold & Silver Corp............................   383,055     309,156
#*  San Gold Corp........................................ 1,277,995     152,372
#*  Sandstorm Gold, Ltd..................................   495,345   3,334,555
*   Scorpio Mining Corp..................................   978,870     282,794

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Materials -- (Continued)
*   Seabridge Gold, Inc.................................   115,135 $  1,078,120
#   SEMAFO, Inc......................................... 1,350,146    5,832,244
    Sherritt International Corp......................... 1,691,161    6,948,596
*   Shore Gold, Inc.....................................   167,935       46,976
#*  Silver Standard Resources, Inc......................   423,541    3,888,334
*   St Andrew Goldfields, Ltd...........................   774,028      212,967
    Stella-Jones, Inc...................................   177,000    4,382,996
#*  Stornoway Diamond Corp..............................   297,297      179,957
#*  Sulliden Gold Corp., Ltd............................   659,525      846,824
#*  Tanzanian Royalty Exploration Corp..................   339,403      775,085
*   Taseko Mines, Ltd...................................   983,935    2,265,031
#*  Tembec, Inc.........................................   374,965    1,090,144
*   Teranga Gold Corp................................... 1,111,615      744,237
*   Thompson Creek Metals Co., Inc......................   926,918    2,567,334
*   Timminco, Ltd.......................................    69,822          176
*   Timmins Gold Corp...................................   869,574    1,603,012
*   US Silver & Gold, Inc...............................    45,433       23,751
*   Virginia Mines, Inc.................................     6,330       72,568
*   Wesdome Gold Mines, Ltd.............................   325,464      265,661
#   Western Forest Products, Inc........................ 1,275,027    2,689,560
    Winpak, Ltd.........................................    91,546    2,350,885
    Yamana Gold, Inc....................................   108,662      926,819
                                                                   ------------
Total Materials.........................................            211,667,187
                                                                   ------------
Telecommunication Services -- (0.4%)
    Axia NetMedia Corp..................................   191,967      463,038
#   Manitoba Telecom Services, Inc......................   134,884    3,881,927
                                                                   ------------
Total Telecommunication Services........................              4,344,965
                                                                   ------------
Utilities -- (4.1%)
#   Algonquin Power & Utilities Corp....................   930,215    6,918,919
#*  Alterra Power Corp.................................. 1,066,070      312,874
    Boralex, Inc. Class A...............................   112,568    1,416,456
#   Capital Power Corp..................................   448,409   10,902,300
    Capstone Infrastructure Corp........................   480,200    1,955,416
#   Innergex Renewable Energy, Inc......................   504,260    4,855,991
#*  Just Energy Group, Inc..............................   675,567    3,655,565
#*  Maxim Power Corp....................................    92,234      269,846
#   Northland Power, Inc................................   517,996    8,366,038
#   Superior Plus Corp..................................   668,843    8,538,813

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                       SHARES       VALUE++
                                                      ---------- --------------
Utilities -- (Continued)
   Valener, Inc.                                         190,785 $    2,766,370
                                                                 --------------
Total Utilities......................................                49,958,588
                                                                 --------------
TOTAL COMMON STOCKS..................................               967,044,916
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
*    HudBay Minerals, Inc. Warrant 07/20/18..........     52,453        108,239
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                      ---------- --------------
SECURITIES LENDING COLLATERAL -- (20.5%)
(S)@ DFA Short Term Investment Fund.................. 21,604,734    249,966,769
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,207,244,318)^^............................            $1,217,119,924
                                                                 ==============

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                 LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                               ------------ ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $ 88,670,495           --   --    $   88,670,495
   Consumer Staples...........   30,435,062           --   --        30,435,062
   Energy.....................  284,063,570 $    848,147   --       284,911,717
   Financials.................   77,841,604           --   --        77,841,604
   Health Care................   21,760,094        8,307   --        21,768,401
   Industrials................  143,541,171           --   --       143,541,171
   Information Technology.....   53,905,726           --   --        53,905,726
   Materials..................  211,645,256       21,931   --       211,667,187
   Telecommunication Services.    4,344,965           --   --         4,344,965
   Utilities..................   49,958,588           --   --        49,958,588
Rights/Warrants...............           --      108,239   --           108,239
Securities Lending Collateral.           --  249,966,769   --       249,966,769
                               ------------ ------------   --    --------------
TOTAL......................... $966,166,531 $250,953,393   --    $1,217,119,924
                               ============ ============   ==    ==============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
  COMMON STOCKS -- (88.1%)
  BRAZIL -- (6.4%)
      AES Tiete SA.....................................    76,084 $   525,168
      ALL - America Latina Logistica SA................   508,831   1,951,220
      AMBEV SA.........................................   855,320   5,907,599
  #   AMBEV SA ADR..................................... 4,150,723  28,598,481
      Banco Bradesco SA................................   671,682  10,474,538
      Banco do Brasil SA...............................   689,192   8,420,673
      Banco Santander Brasil SA........................   431,700   2,899,882
      Banco Santander Brasil SA ADR....................   726,366   4,881,180
      BB Seguridade Participacoes SA...................    21,600     315,134
      BM&FBovespa SA................................... 2,441,108  13,030,002
      BR Malls Participacoes SA........................   552,323   4,771,584
  #   Braskem SA Sponsored ADR.........................   153,394   1,903,620
      BRF SA...........................................    97,000   2,372,893
      BRF SA ADR.......................................   539,479  13,217,235
      CCR SA........................................... 1,069,768   8,411,972
      Centrais Eletricas Brasileiras SA................   246,900     680,165
  #   Centrais Eletricas Brasileiras SA ADR............    86,923     418,100
  #   Centrais Eletricas Brasileiras SA Sponsored ADR..   100,200     278,556
      CETIP SA - Mercados Organizados..................   325,900   4,559,368
      Cia Brasileira de Distribuicao ADR...............    85,830   4,138,723
      Cia de Saneamento Basico do Estado de Sao Paulo..   287,000   2,541,413
  #   Cia de Saneamento Basico do Estado de Sao Paulo
      ADR..............................................   178,668   1,590,145
      Cia Energetica de Minas Gerais...................    75,287     614,574
      Cia Paranaense de Energia........................    23,000     248,172
  #   Cia Paranaense de Energia Sponsored ADR..........    57,783     897,948
      Cia Siderurgica Nacional SA......................   633,652   3,197,935
  #   Cia Siderurgica Nacional SA Sponsored ADR........   524,621   2,607,366
      Cielo SA.........................................   743,950  13,608,349
      Cosan SA Industria e Comercio....................   181,069   2,966,539
      CPFL Energia SA..................................    83,360     727,505
      CPFL Energia SA ADR..............................    63,516   1,113,435
      Cyrela Brazil Realty SA Empreendimentos e
      Participacoes....................................   417,297   2,312,032
      Duratex SA.......................................   619,565   2,285,734
      EcoRodovias Infraestrutura e Logistica SA........   226,477   1,367,597
      EDP - Energias do Brasil SA......................   236,900   1,106,839
      Embraer SA.......................................   140,070   1,330,472
  #   Embraer SA ADR...................................   133,319   5,071,455
      Estacio Participacoes SA.........................   279,018   3,461,975
  #*  Fibria Celulose SA Sponsored ADR.................   514,098   5,069,006
      Gerdau SA........................................   146,632     696,724
      Gerdau SA Sponsored ADR..........................   326,326   1,918,797
      Grendene SA......................................    36,464     212,958
      Guararapes Confeccoes SA.........................     8,056     354,659
  *   Hypermarcas SA...................................   832,924   6,641,364
      Itau Unibanco Holding SA.........................   275,589   4,035,291
      JBS SA........................................... 1,052,281   3,872,858
      Klabin SA........................................   744,877   3,726,437
      Kroton Educacional SA............................   206,884   5,509,612
      Localiza Rent a Car SA...........................   158,860   2,529,156
      Lojas Americanas SA..............................   185,137     970,261
      Lojas Renner SA..................................   147,987   4,468,147

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
BRAZIL -- (Continued)
    M Dias Branco SA..................................      40,000 $  1,640,551
    Multiplan Empreendimentos Imobiliarios SA.........      89,300    2,121,552
    Natura Cosmeticos SA..............................     198,900    3,097,361
    Odontoprev SA.....................................       7,800       32,008
    Oi SA.............................................   1,090,646      730,703
    Oi SA ADR(670851104)..............................       7,319        5,065
#   Oi SA ADR(670851203)..............................     107,889       71,207
    Petroleo Brasileiro SA............................     598,900    4,748,964
    Petroleo Brasileiro SA ADR........................   1,308,418   20,856,183
    Porto Seguro SA...................................     140,099    1,922,328
*   Qualicorp SA......................................     162,500    1,880,165
    Raia Drogasil SA..................................     229,600    1,919,785
    Souza Cruz SA.....................................     439,970    4,084,085
    Sul America SA....................................      63,900      384,456
    Tim Participacoes SA..............................     439,800    2,330,092
    Tim Participacoes SA ADR..........................      63,679    1,695,135
    Totvs SA..........................................     128,775    2,224,437
*   Tractebel Energia SA..............................     142,100    2,128,916
    Transmissora Alianca de Energia Eletrica SA.......     428,534    3,860,820
    Ultrapar Participacoes SA.........................     136,914    3,153,171
    Ultrapar Participacoes SA Sponsored ADR...........     254,308    5,821,110
*   Usinas Siderurgicas de Minas Gerais SA............      39,100      126,671
*   Vale SA...........................................     137,800    1,977,031
#   Vale SA Sponsored ADR.............................   1,238,400   17,771,040
    WEG SA............................................     323,525    3,878,735
                                                                   ------------
TOTAL BRAZIL..........................................              293,272,419
                                                                   ------------
CHILE -- (1.4%)
    AES Gener SA......................................   2,215,773    1,121,579
    Aguas Andinas SA Class A..........................   2,230,139    1,411,269
    Banco de Chile ADR................................      36,940    2,765,692
    Banco de Credito e Inversiones....................      36,692    2,017,384
    Banco Santander Chile ADR.........................     184,741    4,697,964
    CAP SA............................................     122,726    1,662,936
    Cencosud SA.......................................   1,142,664    3,555,656
    Cencosud SA ADR...................................       8,408       77,942
    CFR Pharmaceuticals SA............................   1,737,925      583,329
    Cia Cervecerias Unidas SA.........................      23,702      266,447
#   Cia Cervecerias Unidas SA ADR.....................      54,549    1,230,625
    Cia General de Electricidad SA....................      35,928      162,044
    Colbun SA.........................................   6,902,135    1,779,740
    Corpbanca SA...................................... 137,094,039    1,619,159
    Corpbanca SA ADR..................................      26,066      462,411
    Embotelladora Andina SA Class A ADR...............      22,244      401,504
#   Embotelladora Andina SA Class B ADR...............      19,587      419,162
#   Empresa Nacional de Electricidad SA Sponsored ADR.     111,030    4,937,504
    Empresas CMPC SA..................................   1,504,112    3,391,963
    Empresas COPEC SA.................................     470,401    5,760,712
    Enersis SA Sponsored ADR..........................     508,369    8,571,101
    ENTEL Chile SA....................................     201,802    2,451,483
    Inversiones Aguas Metropolitanas SA...............     377,408      597,072
#*  Latam Airlines Group SA Sponsored ADR.............     356,772    4,181,368
    Molibdenos y Metales SA...........................      21,739      254,622

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THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHILE -- (Continued)
    SACI Falabella......................................    698,561 $ 5,538,126
    Sigdo Koppers SA....................................    338,893     502,063
    Sociedad Quimica y Minera de Chile SA Sponsored ADR.     91,271   2,530,945
    Sonda SA............................................    486,918   1,118,491
                                                                    -----------
TOTAL CHILE.............................................             64,070,293
                                                                    -----------
CHINA -- (14.3%)
    Agile Property Holdings, Ltd........................  1,754,000   1,499,251
    Agricultural Bank of China, Ltd. Class H............ 18,743,000   9,080,052
    Air China, Ltd. Class H.............................  2,124,000   1,298,817
#*  Aluminum Corp. of China, Ltd. ADR...................    112,680   1,289,059
#*  Aluminum Corp. of China, Ltd. Class H...............  1,560,000     713,073
#   Angang Steel Co., Ltd. Class H......................  1,422,000   1,049,433
#   Anhui Conch Cement Co., Ltd. Class H................  1,017,500   3,832,723
    Anta Sports Products, Ltd...........................    432,000     710,045
    Bank of China, Ltd. Class H......................... 64,409,100  30,697,636
    Bank of Communications Co., Ltd. Class H............  7,835,515   6,003,616
    BBMG Corp. Class H..................................  1,155,500     895,528
    Beijing Capital International Airport Co., Ltd.
      Class H...........................................    198,000     136,217
    Beijing Enterprises Holdings, Ltd...................    668,972   5,829,633
#   Beijing Enterprises Water Group, Ltd................    928,000     606,708
    Beijing Jingneng Clean Energy Co., Ltd. Class H.....     46,000      19,360
    Belle International Holdings, Ltd...................  3,431,000   4,258,529
#   Biostime International Holdings, Ltd................    138,000     628,500
    Brilliance China Automotive Holdings, Ltd...........  1,934,000   3,619,327
#   Byd Co., Ltd. Class H...............................    381,886   2,525,632
    China BlueChemical, Ltd.............................    212,000     109,463
    China CITIC Bank Corp., Ltd. Class H................  6,922,928   4,583,808
#   China Coal Energy Co., Ltd. Class H.................  4,683,777   2,821,003
    China Communications Construction Co., Ltd. Class H.  5,313,000   4,027,674
    China Communications Services Corp., Ltd. Class H...  2,892,000   1,413,145
    China Construction Bank Corp. Class H............... 60,826,590  46,695,259
#*  China COSCO Holdings Co., Ltd. Class H..............  2,263,000     973,016
*   China Eastern Airlines Corp., Ltd. ADR..............      2,800      43,596
#*  China Eastern Airlines Corp., Ltd. Class H..........  2,140,000     673,961
    China Everbright International, Ltd.................  2,755,000   3,678,042
    China Gas Holdings, Ltd.............................  2,200,000   4,238,654
    China Hongqiao Group, Ltd...........................    689,500     589,880
    China International Marine Containers Group Co.,
      Ltd. Class H......................................    338,700     743,796
#   China Life Insurance Co., Ltd. ADR..................    321,472  14,260,498
    China Life Insurance Co., Ltd. Class H..............    784,000   2,333,368
    China Longyuan Power Group Corp. Class H............  1,931,000   1,962,057
    China Mengniu Dairy Co., Ltd........................    920,000   4,447,848
#   China Merchants Bank Co., Ltd. Class H..............  3,724,554   7,536,623
    China Merchants Holdings International Co., Ltd.....  1,048,006   3,525,430
#   China Minsheng Banking Corp., Ltd. Class H..........  5,307,000   5,482,049
    China Mobile, Ltd...................................    179,500   1,961,332
    China Mobile, Ltd. Sponsored ADR....................    926,803  50,501,495
    China Molybdenum Co., Ltd. Class H..................    896,322     592,438
    China National Building Material Co., Ltd. Class H..  4,793,916   4,779,590
    China Oilfield Services, Ltd. Class H...............  1,808,000   4,496,087
    China Overseas Land & Investment, Ltd...............  3,260,000   9,933,855
    China Pacific Insurance Group Co., Ltd. Class H.....  1,922,000   7,548,990

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    China Petroleum & Chemical Corp. ADR................    138,191 $13,492,940
    China Petroleum & Chemical Corp. Class H............  8,186,800   8,014,913
    China Railway Construction Corp., Ltd. Class H......  2,896,000   2,768,343
    China Railway Group, Ltd. Class H...................  3,805,000   2,025,226
    China Resources Cement Holdings, Ltd................  2,175,335   1,573,630
    China Resources Enterprise, Ltd.....................  1,117,000   3,391,899
    China Resources Gas Group, Ltd......................    640,000   2,021,244
    China Resources Land, Ltd...........................  1,734,000   4,036,562
    China Resources Power Holdings Co., Ltd.............  1,250,000   3,507,945
    China Shenhua Energy Co., Ltd. Class H..............  2,682,500   7,904,815
#*  China Shipping Container Lines Co., Ltd. Class H....  4,653,000   1,343,921
#   China South City Holdings, Ltd......................  1,814,000     909,010
    China Southern Airlines Co., Ltd. Class H...........  1,424,000     481,518
    China Southern Airlines Co., Ltd. Sponsored ADR.....     12,606     209,890
    China State Construction International Holdings,
      Ltd...............................................  1,318,000   2,320,894
*   China Taiping Insurance Holdings Co., Ltd...........    618,600   1,348,863
    China Telecom Corp., Ltd. ADR.......................     55,758   3,106,836
    China Telecom Corp., Ltd. Class H...................  4,118,000   2,321,086
    China Unicom Hong Kong, Ltd.........................    166,000     289,986
#   China Unicom Hong Kong, Ltd. ADR....................    483,030   8,390,231
    Chongqing Rural Commercial Bank Class H.............  2,589,000   1,280,543
#   CITIC Pacific, Ltd..................................  1,669,000   3,332,748
    CITIC Securities Co., Ltd. Class H..................    896,000   2,245,771
    CNOOC, Ltd..........................................  3,783,000   6,681,986
#   CNOOC, Ltd. ADR.....................................    127,716  22,563,586
    COSCO Pacific, Ltd..................................  2,297,502   3,458,324
    Country Garden Holdings Co., Ltd....................  7,408,769   3,778,521
    CSPC Pharmaceutical Group, Ltd......................    978,000     762,154
#   CSR Corp., Ltd......................................  1,471,000   1,315,609
    Datang International Power Generation Co., Ltd.
      Class H...........................................  3,050,000   1,512,593
    Dongfang Electric Corp., Ltd. Class H...............    377,400     651,239
    Dongfeng Motor Group Co., Ltd. Class H..............  2,302,000   4,093,710
    ENN Energy Holdings, Ltd............................    752,000   5,299,706
#   Evergrande Real Estate Group, Ltd................... 10,588,000   4,589,411
#   Fosun International, Ltd............................  1,717,441   2,181,168
#*  GCL-Poly Energy Holdings, Ltd.......................  6,420,814   2,072,855
#   Geely Automobile Holdings, Ltd......................  3,655,000   1,464,870
    Great Wall Motor Co., Ltd. Class H..................    932,500   3,836,294
    Guangdong Investment, Ltd...........................  2,560,000   2,867,625
    Guangshen Railway Co., Ltd. Sponsored ADR...........     28,517     572,051
    Guangzhou Automobile Group Co., Ltd. Class H........  1,996,259   2,238,542
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H......................................    174,000     552,109
    Guangzhou R&F Properties Co., Ltd...................  2,102,000   3,081,856
    Haier Electronics Group Co., Ltd....................    700,000   2,003,405
    Haitian International Holdings, Ltd.................     79,000     184,660
#   Hanergy Solar Group, Ltd............................  7,134,000   1,117,597
    Hengan International Group Co., Ltd.................    619,500   6,631,556
#   Huadian Power International Corp., Ltd. Class H.....  1,394,000     857,699
    Huaneng Power International, Inc. Class H...........    810,000     898,100
#   Huaneng Power International, Inc. Sponsored ADR.....     34,452   1,526,568
    Industrial & Commercial Bank of China, Ltd. Class H. 70,069,185  47,878,074
    Jiangsu Expressway Co., Ltd. Class H................  1,250,000   1,524,200
    Jiangxi Copper Co., Ltd. Class H....................  1,478,000   2,814,078

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
CHINA -- (Continued)
#   Kingsoft Corp., Ltd.................................   225,000 $    664,008
    Kunlun Energy Co., Ltd.............................. 3,218,000    5,465,536
#   Lenovo Group, Ltd................................... 5,665,278    7,742,425
    Longfor Properties Co., Ltd......................... 1,530,000    2,211,046
#   Metallurgical Corp. of China, Ltd. Class H.......... 3,003,000      657,627
    New China Life Insurance Co., Ltd. Class H..........   490,700    1,777,210
    New World China Land, Ltd........................... 2,554,000    1,526,208
#   Nine Dragons Paper Holdings, Ltd.................... 1,905,000    1,564,986
#   PetroChina Co., Ltd. ADR............................   143,410   18,509,929
    PetroChina Co., Ltd. Class H........................ 2,814,000    3,647,141
    PICC Property & Casualty Co., Ltd. Class H.......... 2,357,920    3,818,671
    Ping An Insurance Group Co. of China, Ltd. Class H.. 1,408,000 11,954,777 Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H........................................... 1,204,000    1,234,993
    Shanghai Electric Group Co., Ltd. Class H........... 2,502,000    1,106,847
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class
      H.................................................   180,500      595,604
    Shanghai Industrial Holdings, Ltd...................   701,274    2,333,979
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H..   625,500    1,160,844
    Shenzhou International Group Holdings, Ltd..........   534,000    1,681,142
    Shimao Property Holdings, Ltd....................... 1,892,371    4,351,015
    Sihuan Pharmaceutical Holdings Group, Ltd........... 2,286,000    1,401,402
    Sino Biopharmaceutical, Ltd......................... 2,620,000    2,252,323
    Sino-Ocean Land Holdings, Ltd....................... 2,698,477    1,575,979
    Sinopec Shanghai Petrochemical Co., Ltd. Class H.... 1,693,000      516,578
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
      ADR...............................................     9,818      302,477
#*  Sinopec Yizheng Chemical Fibre Co., Ltd. Class H....   671,999      153,475
    Sinopharm Group Co., Ltd. Class H...................   834,400    2,450,427
    SOHO China, Ltd..................................... 2,899,263    2,433,623
#   Sun Art Retail Group, Ltd........................... 1,994,000    2,481,474
#   Tencent Holdings, Ltd............................... 4,238,200   68,773,683
    Tingyi Cayman Islands Holding Corp.................. 1,644,000    4,676,135
    Tsingtao Brewery Co., Ltd. Class H..................   186,000    1,510,695
#   Uni-President China Holdings, Ltd...................   910,799      747,405
    Want Want China Holdings, Ltd....................... 4,988,000    6,824,033
#   Weichai Power Co., Ltd. Class H.....................   539,200    2,342,620
    Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H...........................................   309,400      351,224
#   Yanzhou Coal Mining Co., Ltd. Class H............... 1,172,000      956,344
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR.........   108,916      882,220
    Zhejiang Expressway Co., Ltd. Class H............... 1,358,000    1,472,307
    Zhuzhou CSR Times Electric Co., Ltd. Class H........   302,000    1,034,788
#   Zijin Mining Group Co., Ltd. Class H................ 5,343,000    1,394,586
#   Zoomlion Heavy Industry Science and Technology Co.,
      Ltd............................................... 1,565,200      983,806
#   ZTE Corp. Class H...................................   499,038    1,037,505
                                                                   ------------
TOTAL CHINA.............................................            658,534,153
                                                                   ------------
COLOMBIA -- (0.7%)
    Almacenes Exito SA..................................   222,056    3,585,088
    Banco de Bogota SA..................................    27,435    1,023,288
    Bancolombia SA......................................   158,554    2,390,883
    Bancolombia SA Sponsored ADR........................    89,105    5,561,043
    Cementos Argos SA...................................   383,731    2,249,129
*   Cemex Latam Holdings SA.............................    76,527      754,364
    Corp. Financiera Colombiana SA......................     9,280      190,867
    Ecopetrol SA........................................ 1,016,730    1,722,771

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
COLOMBIA -- (Continued)
#   Ecopetrol SA Sponsored ADR...........................   220,479 $ 7,438,961
    Empresa de Energia de Bogota SA ESP..................   954,210     851,635
    Grupo Aval Acciones y Valores........................   729,280     536,251
    Grupo de Inversiones Suramericana SA.................     1,578      35,146
    Grupo Nutresa SA.....................................    41,332     596,830
    Interconexion Electrica SA ESP.......................   454,049   2,233,054
    Isagen SA ESP........................................   938,889   1,623,393
                                                                    -----------
TOTAL COLOMBIA...........................................            30,792,703
                                                                    -----------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S..............................................   198,179   5,609,113
    Komercni Banka A.S...................................    15,596   3,381,325
    O2 Czech Republic AS.................................   175,288   2,309,070
    Philip Morris CR A.S.................................       397     200,265
*   Unipetrol A.S........................................    12,131      74,918
                                                                    -----------
TOTAL CZECH REPUBLIC.....................................            11,574,691
                                                                    -----------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR.......   536,263   3,121,691
*   Egyptian Financial Group-Hermes Holding GDR..........       676       3,050
*   Global Telecom Holding SAE GDR.......................   428,641   1,488,724
                                                                    -----------
TOTAL EGYPT..............................................             4,613,465
                                                                    -----------
GREECE -- (0.5%)
*   Alpha Bank AE........................................ 1,561,074   1,247,358
    Athens Water Supply & Sewage Co. SA (The)............    15,968     204,356
*   Folli Follie SA......................................    38,413   1,606,135
    Hellenic Petroleum SA................................   102,964     806,126
*   Hellenic Telecommunications Organization SA..........   340,319   4,664,977
*   JUMBO SA.............................................   145,611   2,178,151
    Motor Oil Hellas Corinth Refineries SA...............    11,005     118,482
*   National Bank of Greece SA...........................   421,006   1,340,268
    OPAP SA..............................................   241,253   3,931,579
*   Piraeus Bank SA...................................... 1,419,168   2,981,665
*   Public Power Corp. SA................................   144,358   2,107,208
    Titan Cement Co. SA..................................    56,715   1,738,759
                                                                    -----------
TOTAL GREECE.............................................            22,925,064
                                                                    -----------
HUNGARY -- (0.2%)
*   FHB Mortgage Bank P.L.C..............................     4,179      12,922
*   Magyar Telekom Telecommunications P.L.C..............   574,667     912,118
    MOL Hungarian Oil and Gas P.L.C......................    44,169   2,136,166
#   OTP Bank P.L.C.......................................   302,824   5,248,643
    Richter Gedeon Nyrt..................................   145,205   2,382,594
#   Tisza Chemical Group P.L.C...........................    23,981     421,142
                                                                    -----------
TOTAL HUNGARY............................................            11,113,585
                                                                    -----------
INDIA -- (7.7%)
    ABB India, Ltd.......................................    46,035     787,744
    ACC, Ltd.............................................    48,539   1,112,875
    Adani Enterprises, Ltd...............................   217,318   1,541,301
    Adani Ports and Special Economic Zone, Ltd...........   495,151   2,116,152

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
*   Adani Power, Ltd.....................................   722,177 $   670,994
    Aditya Birla Nuvo, Ltd...............................    56,358   1,367,362
    Ambuja Cements, Ltd..................................   725,767   2,459,128
    Apollo Hospitals Enterprise, Ltd.....................    92,224   1,528,165
    Asian Paints, Ltd....................................   313,359   3,235,486
    Aurobindo Pharma, Ltd................................   180,382   2,104,338
    Axis Bank, Ltd....................................... 1,351,365   8,750,464
    Bajaj Auto, Ltd......................................   103,111   3,533,620
    Bajaj Finserv, Ltd...................................    39,655     618,873
    Bajaj Holdings & Investment, Ltd.....................    33,771     723,207
    Bank of Baroda.......................................    95,903   1,360,574
    Bank of India........................................   232,954   1,043,810
    Berger Paints India, Ltd.............................     3,327      16,469
*   Bharat Electronics, Ltd..............................    17,301     502,812
    Bharat Forge, Ltd....................................       997      11,822
    Bharat Heavy Electricals, Ltd........................   948,553   3,552,723
    Bharat Petroleum Corp., Ltd..........................   192,566   1,835,449
*   Bharti Airtel, Ltd...................................   702,394   4,317,058
*   Bhushan Steel, Ltd...................................    68,315     444,349
    Bosch, Ltd...........................................    11,757   2,596,255
    Britannia Industries, Ltd............................    31,023     583,969
    Cadila Healthcare, Ltd...............................    59,113   1,092,875
    Cairn India, Ltd.....................................   781,206   4,066,547
    Canara Bank..........................................   123,779     806,645
    Cipla, Ltd...........................................   443,033   3,334,435
    Colgate-Palmolive India, Ltd.........................    46,572   1,206,265
*   Container Corp. Of India.............................    54,732   1,170,601
    Crompton Greaves, Ltd................................   168,242     538,437
    Cummins India, Ltd...................................    74,807     772,985
    Dabur India, Ltd.....................................   472,358   1,602,510
    Divi's Laboratories, Ltd.............................    41,087   1,007,508
*   DLF, Ltd.............................................   612,132   1,985,084
    Dr Reddy's Laboratories, Ltd.........................    39,086   1,813,253
#   Dr Reddy's Laboratories, Ltd. ADR....................    81,229   3,634,998
    Eicher Motors, Ltd...................................     6,326     882,659
    Emami, Ltd...........................................    63,025     563,144
*   Essar Oil, Ltd.......................................   375,544     711,754
*   Exide Industries, Ltd................................   287,773     776,592
    Federal Bank, Ltd....................................   455,880     898,322
    GAIL India, Ltd......................................   217,415   1,551,774
    GAIL India, Ltd. GDR.................................    28,791   1,219,388
    GlaxoSmithKline Consumer Healthcare, Ltd.............     8,388     677,242
    Glenmark Pharmaceuticals, Ltd........................   101,902   1,101,737
*   GMR Infrastructure, Ltd..............................   454,854     201,172
    Godrej Consumer Products, Ltd........................   117,644   1,624,480
    Godrej Industries, Ltd...............................    89,305     490,829
*   Grasim Industries, Ltd...............................     6,300     333,762
    Havells India, Ltd...................................    47,385     936,156
    HCL Technologies, Ltd................................   244,765   6,292,346
    HDFC Bank, Ltd....................................... 1,530,953  20,857,653
*   Hero MotoCorp, Ltd...................................    94,817   4,069,597
*   Hindalco Industries, Ltd............................. 1,568,921   4,942,793
*   Hindustan Petroleum Corp., Ltd.......................    93,567     613,107

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Hindustan Unilever, Ltd..............................    46,144 $   519,760
    ICICI Bank, Ltd......................................   219,984   5,309,024
    ICICI Bank, Ltd. Sponsored ADR.......................   208,679  10,438,124
    IDBI Bank, Ltd.......................................   346,191     507,559
*   Idea Cellular, Ltd...................................   818,517   2,104,559
    IDFC, Ltd............................................   601,656   1,500,141
*   Indian Oil Corp., Ltd................................   324,835   1,777,964
    IndusInd Bank, Ltd...................................   233,807   2,136,109
    Infosys, Ltd.........................................   246,907  13,641,775
#   Infosys, Ltd. Sponsored ADR..........................   211,972  11,620,305
    ING Vysya Bank, Ltd..................................    25,010     253,485
    Ipca Laboratories, Ltd...............................    18,943     220,447
    ITC, Ltd............................................. 2,345,449  13,777,383
*   Jaiprakash Associates, Ltd........................... 1,336,264   1,281,447
    Jindal Steel & Power, Ltd............................   437,143   1,973,450
    JSW Energy, Ltd......................................   592,161     735,825
    JSW Steel, Ltd.......................................   147,966   2,866,450
    Kotak Mahindra Bank, Ltd.............................   354,265   5,539,533
    Larsen & Toubro, Ltd.................................   345,693   8,511,647
    Larsen & Toubro, Ltd. GDR............................     5,358     130,609
    LIC Housing Finance, Ltd.............................    53,635     255,165
    Lupin, Ltd...........................................   134,973   2,626,974
    Mahindra & Mahindra, Ltd.............................   395,941   7,771,694
*   Mangalore Refinery & Petrochemicals, Ltd.............   355,103     379,790
*   Marico Kaya Enterprises, Ltd.........................     2,327      11,311
    Marico, Ltd..........................................   131,105     551,522
    Maruti Suzuki India, Ltd.............................    82,439   3,417,672
*   Motherson Sumi Systems, Ltd..........................   237,292   1,423,128
    Mphasis, Ltd.........................................    73,800     554,161
*   National Aluminium Co., Ltd..........................   125,699     119,929
    Nestle India, Ltd....................................    16,603   1,400,511
*   NHPC, Ltd............................................ 3,201,628   1,201,105
*   NTPC, Ltd............................................   924,696   2,204,279
*   Oil & Natural Gas Corp., Ltd.........................   699,873   4,553,113
*   Oil India, Ltd.......................................   112,519   1,048,670
*   Oracle Financial Services Software, Ltd..............    19,531   1,069,783
*   Petronet LNG, Ltd....................................   201,679     607,743
*   Pidilite Industries, Ltd.............................   144,452     890,519
    Piramal Enterprises, Ltd.............................    60,551     646,544
*   Power Grid Corp. of India, Ltd....................... 1,095,210   2,411,708
    Procter & Gamble Hygiene & Health Care, Ltd..........     7,944     611,479
*   Ranbaxy Laboratories, Ltd............................   137,683   1,308,935
*   Reliance Capital, Ltd................................    97,310     932,068
    Reliance Communications, Ltd.........................   700,196   1,546,981
    Reliance Industries, Ltd............................. 1,443,896  23,815,917
*   Reliance Infrastructure, Ltd.........................   137,634   1,672,931
*   Reliance Power, Ltd..................................   807,301   1,228,308
*   Rural Electrification Corp., Ltd.....................    47,495     238,354
    Sesa Sterlite, Ltd................................... 1,599,539   7,609,642
    Shree Cement, Ltd....................................    10,489   1,277,025
    Shriram Transport Finance Co., Ltd...................    76,457   1,130,067
    Siemens, Ltd.........................................   100,767   1,448,764
*   SJVN, Ltd............................................    80,833      32,425

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    State Bank of India................................    150,711 $  6,014,729
    Steel Authority of India, Ltd......................    346,711      500,797
    Sun Pharmaceutical Industries, Ltd.................    647,332    8,405,963
*   Sun TV Network, Ltd................................    120,543      830,420
    Tata Consultancy Services, Ltd.....................    504,640   21,473,446
    Tata Global Beverages, Ltd.........................    370,091      934,441
    Tata Motors, Ltd...................................    679,237    4,980,213
    Tata Motors, Ltd. Sponsored ADR....................     80,428    3,162,429
    Tata Power Co., Ltd................................  1,216,011    1,958,535
    Tata Steel, Ltd....................................    525,437    4,782,242
    Tech Mahindra, Ltd.................................    132,898    4,724,156
    Titan Co., Ltd.....................................    207,778    1,159,948
    Ultratech Cement, Ltd..............................     52,355    2,087,600
    Union Bank of India................................    151,552      473,749
*   United Breweries, Ltd..............................     66,842      772,341
    UPL, Ltd...........................................    111,496      600,898
    Wipro, Ltd.........................................    654,733    5,864,363
    Yes Bank, Ltd......................................    280,133    2,465,949
    Zee Entertainment Enterprises, Ltd.................    374,353    1,793,478
                                                                   ------------
TOTAL INDIA............................................             352,421,159
                                                                   ------------
INDONESIA -- (2.8%)
    Adaro Energy Tbk PT................................ 20,000,400    2,012,169
    AKR Corporindo Tbk PT..............................  2,003,700      755,680
    Astra Agro Lestari Tbk PT..........................    576,600    1,323,180
    Astra International Tbk PT......................... 21,216,310   14,010,075
    Bank Central Asia Tbk PT........................... 12,941,000   12,950,642
    Bank Danamon Indonesia Tbk PT......................  3,967,879    1,305,458
    Bank Mandiri Persero Tbk PT........................ 10,999,217    9,571,027
    Bank Negara Indonesia Persero Tbk PT...............  8,726,922    3,780,047
*   Bank Pan Indonesia Tbk PT..........................  7,175,000      548,817
    Bank Rakyat Indonesia Persero Tbk PT............... 12,911,600   12,384,430
*   Bank Tabungan Pensiunan Nasional Tbk PT............    768,500      272,579
*   Bayan Resources Tbk PT.............................     79,500       46,977
    Bumi Serpong Damai PT..............................  8,847,600    1,195,645
    Charoen Pokphand Indonesia Tbk PT..................  8,662,100    2,887,274
    Ciputra Development Tbk PT.........................  4,595,400      452,323
*   Global Mediacom Tbk PT............................. 13,084,700    2,150,115
    Gudang Garam Tbk PT................................    544,700    2,518,721
    Holcim Indonesia Tbk PT............................  2,051,600      530,852
    Indo Tambangraya Megah Tbk PT......................    518,300    1,155,130
    Indocement Tunggal Prakarsa Tbk PT.................  1,700,800    3,682,050
    Indofood CBP Sukses Makmur Tbk PT..................  1,104,200      993,954
    Indofood Sukses Makmur Tbk PT......................  6,278,200    3,779,111
    Indomobil Sukses Internasional Tbk PT..............     22,000        8,600
*   Indosat Tbk PT.....................................  1,481,600      509,229
*   Indosat Tbk PT ADR.................................      1,674       23,428
*   Inovisi Infracom Tbk PT............................    753,345       97,022
    Japfa Comfeed Indonesia Tbk PT.....................  1,657,100      178,000
    Jasa Marga Persero Tbk PT..........................  2,557,500    1,395,151
    Kalbe Farma Tbk PT................................. 22,694,500    3,351,623
*   Lippo Karawaci Tbk PT.............................. 31,811,500    3,005,133
    Mayora Indah Tbk PT................................    870,333    2,204,917

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CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDONESIA -- (Continued)
*   Media Nusantara Citra Tbk PT.......................  4,959,900 $  1,100,469
*   MNC Investama Tbk PT............................... 13,972,500      443,142
    Pakuwon Jati Tbk PT................................ 15,800,500      565,694
*   Panasia Indo Resources Tbk PT......................     75,100        2,082
    Perusahaan Gas Negara Persero Tbk PT............... 10,171,400    5,119,724
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT...............................................  4,330,300      775,519
    Semen Indonesia Persero Tbk PT.....................  3,291,600    4,616,895
    Sinar Mas Agro Resources and Technology Tbk PT.....  1,116,500      603,741
    Sumber Alfaria Trijaya Tbk PT......................     40,000        1,719
    Summarecon Agung Tbk PT............................  5,323,500      610,822
    Surya Citra Media Tbk PT...........................  4,085,000    1,331,822
    Tambang Batubara Bukit Asam Persero Tbk PT.........  1,651,700    1,634,678
    Telekomunikasi Indonesia Persero Tbk PT............ 39,175,700    8,899,743
    Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR..............................................     10,358      465,178
    Tempo Scan Pacific Tbk PT..........................     72,500       18,804
    Tower Bersama Infrastructure Tbk PT................  1,684,800    1,198,411
*   Trada Maritime Tbk PT..............................  4,280,400      682,128
    Unilever Indonesia Tbk PT..........................  1,693,400    4,430,908
    United Tractors Tbk PT.............................  2,113,196    4,144,390
    Vale Indonesia Tbk PT..............................  3,653,900    1,247,208
    XL Axiata Tbk PT...................................  3,147,800    1,458,668
                                                                   ------------
TOTAL INDONESIA........................................             128,431,104
                                                                   ------------
MALAYSIA -- (4.0%)
    Aeon Co. M Bhd.....................................    343,200      432,368
    Affin Holdings Bhd.................................    735,800      808,130
    AirAsia Bhd........................................  2,979,300    2,270,128
    Alliance Financial Group Bhd.......................  1,664,700    2,538,926
    AMMB Holdings Bhd..................................  3,129,359    6,777,867
    Astro Malaysia Holdings Bhd........................  1,158,900    1,216,757
#   Axiata Group Bhd...................................  2,732,175    5,947,836
    Batu Kawan Bhd.....................................     92,000      568,075
    Berjaya Land Bhd...................................     95,000       25,136
    Berjaya Sports Toto Bhd............................    759,076      913,464
#   BIMB Holdings Bhd..................................    722,500      977,217
    Boustead Holdings Bhd..............................    476,786      780,737
    British American Tobacco Malaysia Bhd..............    148,900    3,274,807
#*  Bumi Armada Bhd....................................  1,350,800    1,416,687
    Bursa Malaysia Bhd.................................     76,800      199,752
#   CIMB Group Holdings Bhd............................  5,534,976   12,087,224
#   Dialog Group Bhd...................................  3,694,118    2,145,090
#   DiGi.Com Bhd.......................................  3,732,620    6,629,156
#   DRB-Hicom Bhd......................................  1,263,300      882,810
    Fraser & Neave Holdings Bhd........................     90,500      502,580
    Gamuda Bhd.........................................  1,929,900    2,882,268
    Genting Bhd........................................  1,962,900    6,040,244
    Genting Malaysia Bhd...............................  3,208,600    4,411,140
#   Genting Plantations Bhd............................    282,600      972,648
    Guinness Anchor Bhd................................    135,200      571,082
#   HAP Seng Consolidated Bhd..........................    753,500      827,077
#   Hartalega Holdings Bhd.............................    255,300      527,967
#   Hong Leong Bank Bhd................................    627,560    2,773,730
    Hong Leong Financial Group Bhd.....................    284,029    1,547,629

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CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
#   IJM Corp. Bhd......................................  2,456,981 $  5,138,096
#   IOI Corp. Bhd......................................  3,256,605    5,096,093
*   IOI Properties Group Bhd...........................  1,536,552    1,208,128
    KPJ Healthcare Bhd.................................      9,850       10,868
#   Kuala Lumpur Kepong Bhd............................    491,700    3,650,156
*   Kulim Malaysia Bhd.................................    470,200      478,788
    Lafarge Malaysia Bhd...............................    448,980    1,367,459
    Magnum Bhd.........................................     39,300       37,605
#   Malayan Banking Bhd................................  4,965,943   15,318,087
#   Malaysia Airports Holdings Bhd.....................    823,924    1,935,188
    Malaysia Marine and Heavy Engineering Holdings Bhd.    414,500      448,782
#*  Malaysian Airline System Bhd.......................  4,055,900      278,117
#   Maxis Bhd..........................................  2,398,100    5,065,428
    MISC Bhd...........................................  1,386,198    2,819,825
#   MMC Corp. Bhd......................................  1,351,100    1,058,088
    Nestle Malaysia Bhd................................    189,300    3,965,430
#*  Parkson Holdings Bhd...............................    658,114      597,660
#   Petronas Chemicals Group Bhd.......................  2,951,600    6,121,123
#   Petronas Dagangan Bhd..............................    263,600    1,528,068
    Petronas Gas Bhd...................................    530,400    3,902,230
#   PPB Group Bhd......................................    661,400    3,096,029
#   Public Bank Bhd....................................  1,292,214    7,986,978
    QL Resources Bhd...................................     75,000       80,122
#   RHB Capital Bhd....................................    907,851    2,567,148
#   Sapurakencana Petroleum Bhd........................  3,829,500    5,151,320
*   Shell Refining Co. Federation of Malaya Bhd........    108,100      186,208
#   Sime Darby Bhd.....................................  3,096,429    9,203,090
#   SP Setia Bhd Group.................................    640,248      702,597
    Sunway Bhd.........................................     93,400       93,601
#   Telekom Malaysia Bhd...............................    961,060    1,872,765
    Tenaga Nasional Bhd................................  2,536,450    9,844,290
#   UEM Sunrise Bhd....................................  2,131,737    1,401,037
    UMW Holdings Bhd...................................    992,566    3,627,405
    United Plantations Bhd.............................     56,300      510,160
    YTL Corp. Bhd......................................  9,901,586    4,860,746
#*  YTL Power International Bhd........................  2,606,247    1,204,580
                                                                   ------------
TOTAL MALAYSIA.........................................             183,361,827
                                                                   ------------
MEXICO -- (5.1%)
    Alfa S.A.B. de C.V. Class A........................  4,080,319   11,142,172
    Alpek S.A. de C.V..................................     66,216      120,261
#   America Movil S.A.B. de C.V. Series L.............. 37,750,669   44,575,487
    America Movil S.A.B. de C.V. Series L ADR..........     22,528      530,985
    Arca Continental S.A.B. de C.V.....................    460,692    3,256,904
#*  Cemex S.A.B. de C.V................................  1,938,964    2,439,105
#*  Cemex S.A.B. de C.V. Sponsored ADR.................  1,337,401   16,797,756
#   Coca-Cola Femsa S.A.B. de C.V. Series L............    298,900    3,191,131
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.......     13,716    1,463,909
#   Controladora Comercial Mexicana S.A.B. de C.V......    628,374    2,311,960
*   Corp. Interamericana de Entretenimiento S.A.B. de
      C.V. Class B.....................................      8,726        6,469
#   El Puerto de Liverpool S.A.B. de C.V...............    181,160    2,016,741
#   Fomento Economico Mexicano S.A.B. de C.V...........  1,793,669   16,867,544
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR....................................     25,918    2,433,441

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CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
MEXICO -- (Continued)
*   Gruma S.A.B. de C.V. Class B........................    58,869 $    646,134
*   Gruma S.A.B. de C.V. Sponsored ADR..................       482       21,150
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR..    34,897    4,343,979
    Grupo Bimbo S.A.B. de C.V. Series A................. 1,682,198    5,158,571
    Grupo Carso S.A.B. de C.V. Series A1................   816,105    4,621,920
#   Grupo Comercial Chedraui S.A. de C.V................   320,456    1,039,906
#   Grupo Elektra S.A.B. de C.V.........................     7,227      186,426
    Grupo Financiero Banorte S.A.B. de C.V.............. 2,819,018   18,754,359
#   Grupo Financiero Inbursa S.A.B. de C.V.............. 2,448,606    7,482,881
#   Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B...........................................   665,864    1,770,433
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR.......................................   152,244    2,021,800
    Grupo Mexico S.A.B. de C.V. Series B................ 4,225,397   15,034,998
*   Grupo Qumma S.A. de C.V. Series B...................     1,591           --
#   Grupo Televisa S.A.B. Series CPO.................... 2,556,698   18,212,122
    Grupo Televisa S.A.B. Sponsored ADR.................   104,814    3,730,330
#*  Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V.............................. 2,373,426    6,732,487
    Industrias Penoles S.A.B. de C.V....................   148,997    3,719,290
#   Infraestructura Energetica Nova S.A.B. de C.V.......    93,942      531,533
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A..... 1,823,400    4,626,084
#   Mexichem S.A.B. de C.V.............................. 1,224,530    4,890,710
#*  Minera Frisco S.A.B. de C.V.........................   783,633    1,538,813
*   OHL Mexico S.A.B. de C.V............................   761,383    2,213,885
#*  Organizacion Soriana S.A.B. de C.V. Class B......... 1,112,475    3,624,380
*   Promotora y Operadora de Infraestructura S.A.B. de
      C.V...............................................   206,999    2,793,704
*   Savia SA Class A....................................   120,000           --
#   Wal-Mart de Mexico S.A.B. de C.V. Series V.......... 5,248,185   13,033,125
                                                                   ------------
TOTAL MEXICO............................................            233,882,885
                                                                   ------------
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR..........................     6,659       59,798
    Cia de Minas Buenaventura SAA ADR...................   139,674    1,635,582
    Credicorp, Ltd......................................    65,705    9,719,083
    Grana y Montero SAA Sponsored ADR...................    33,127      553,221
#*  Rio Alto Mining, Ltd................................    17,580       40,786
                                                                   ------------
TOTAL PERU..............................................             12,008,470
                                                                   ------------
PHILIPPINES -- (1.2%)
    Aboitiz Equity Ventures, Inc........................ 1,701,400    2,145,779
    Aboitiz Power Corp.................................. 1,495,200    1,259,037
    Alliance Global Group, Inc.......................... 6,710,300    4,030,426
    Ayala Corp..........................................   176,755    2,662,112
    Ayala Land, Inc..................................... 5,722,818    4,072,385
    Bank of the Philippine Islands......................   931,913    2,029,840
    BDO Unibank, Inc.................................... 1,765,371    3,661,259
*   China Banking Corp..................................     1,380        1,755
    DMCI Holdings, Inc.................................. 1,329,440    2,221,751
    Energy Development Corp............................. 8,586,100    1,205,933
*   Fwbc Holdings, Inc.................................. 2,006,957           --
    Globe Telecom, Inc..................................    38,630    1,540,124
    International Container Terminal Services, Inc...... 1,078,460    2,798,736
    JG Summit Holdings, Inc............................. 1,047,260    1,275,100
    Jollibee Foods Corp.................................   494,300    2,003,867

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CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
PHILIPPINES -- (Continued)
    LT Group, Inc.......................................  1,869,700 $   682,889
    Manila Electric Co..................................    197,030   1,153,230
    Megaworld Corp...................................... 18,982,000   1,839,250
    Metro Pacific Investments Corp...................... 10,407,100   1,192,688
    Metropolitan Bank & Trust Co........................  1,146,499   2,254,539
    Philippine Long Distance Telephone Co...............     37,980   2,674,421
    Philippine Long Distance Telephone Co. Sponsored
      ADR...............................................      7,240     509,406
*   Philippine National Bank............................    401,948     827,427
    Puregold Price Club, Inc............................    103,000      99,393
    Robinsons Land Corp.................................  2,175,300   1,127,697
    San Miguel Corp.....................................    546,020     989,894
    Semirara Mining Corp................................    118,900     959,323
    SM Investments Corp.................................    282,762   5,148,329
    SM Prime Holdings, Inc..............................  8,563,010   2,999,920
*   Top Frontier Investment Holdings, Inc...............     42,789     150,008
    Universal Robina Corp...............................    879,930   3,259,677
                                                                    -----------
TOTAL PHILIPPINES.......................................             56,776,195
                                                                    -----------
POLAND -- (1.6%)
#*  Alior Bank SA.......................................     19,020     469,096
    Bank Handlowy w Warszawie SA........................     49,096   1,707,308
    Bank Millennium SA..................................    701,813   1,683,121
    Bank Pekao SA.......................................    144,199   7,641,792
#   Bank Zachodni WBK SA................................     28,291   3,207,219
    Cyfrowy Polsat SA...................................    118,752     888,445
#   Enea SA.............................................    126,247     613,129
#   Eurocash SA.........................................     72,770     898,706
*   Getin Noble Bank SA.................................  1,106,556     975,333
#   Grupa Azoty SA......................................     30,768     718,003
*   Grupa Lotos SA......................................     19,391     224,941
    Grupa Zywiec SA.....................................     10,000   1,199,766
    ING Bank Slaski SA..................................     37,110   1,557,753
*   Jastrzebska Spolka Weglowa SA.......................     38,639     512,666
*   KGHM Polska Miedz SA................................    150,496   6,174,350
    LPP SA..............................................        625   1,559,258
#   mBank...............................................     17,078   2,561,615
    Orange Polska SA....................................    768,752   2,538,638
    PGE SA..............................................    977,835   6,505,536
    Polski Koncern Naftowy Orlen SA.....................    422,331   4,986,622
    Polskie Gornictwo Naftowe i Gazownictwo SA..........  1,617,383   2,503,818
    Powszechna Kasa Oszczednosci Bank Polski SA.........    967,168  10,998,811
    Powszechny Zaklad Ubezpieczen SA....................     62,366   8,768,618
    Synthos SA..........................................    516,152     742,783
*   Tauron Polska Energia SA............................  1,747,863   2,837,414
*   TVN SA..............................................      8,240      37,486
                                                                    -----------
TOTAL POLAND............................................             72,512,227
                                                                    -----------
RUSSIA -- (2.6%)
    Eurasia Drilling Co., Ltd. GDR......................    119,227   3,614,905
    Gazprom OAO Sponsored ADR...........................  6,023,802  43,953,816
    Globaltrans Investment P.L.C. GDR...................     58,829     578,252
    Lukoil OAO Sponsored ADR............................    278,237  15,512,046

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
RUSSIA -- (Continued)
*   Magnitogorsk Iron & Steel Works OJSC GDR............   155,928 $    382,504
*   Mail.ru Group, Ltd. GDR.............................    23,478      700,397
*   Mechel Sponsored ADR................................   170,001      321,302
    MegaFon OAO GDR.....................................    27,790      773,552
    MMC Norilsk Nickel OJSC ADR.........................   295,317    5,775,275
    Novolipetsk Steel OJSC GDR..........................    97,820    1,300,424
    Novorossiysk Commercial Sea Port PJSC GDR...........    11,508       45,258
    O'Key Group SA GDR..................................    30,438      286,255
    Phosagro OAO GDR....................................    51,527      646,209
*   PIK Group GDR.......................................     2,241        4,734
    Rosneft OAO GDR.....................................   732,210    4,517,901
    Rostelecom OJSC Sponsored ADR.......................    59,257      879,521
    RusHydro JSC ADR.................................... 1,434,285    2,426,564
    Sberbank of Russia Sponsored ADR.................... 1,429,666   11,860,203
    Severstal OAO GDR...................................   226,630    2,176,836
    Tatneft OAO Sponsored ADR...........................   272,386    9,681,630
    TMK OAO GDR.........................................    29,680      266,479
    Uralkali OJSC GDR...................................   240,379    4,590,040
    VimpelCom, Ltd. Sponsored ADR.......................   366,796    3,059,079
    VTB Bank OJSC GDR................................... 2,141,562    4,676,610
*   X5 Retail Group NV GDR..............................    99,077    1,901,591
                                                                   ------------
TOTAL RUSSIA............................................            119,931,383
                                                                   ------------
SOUTH AFRICA -- (7.6%)
#   African Bank Investments, Ltd.......................   709,671      407,090
    African Rainbow Minerals, Ltd.......................   180,656    3,350,709
#*  Anglo American Platinum, Ltd........................    80,583    3,537,694
*   AngloGold Ashanti, Ltd. Sponsored ADR...............   656,287   11,281,574
    Aspen Pharmacare Holdings, Ltd......................   368,286    9,953,527
    Assore, Ltd.........................................    42,544    1,409,377
    AVI, Ltd............................................   294,307    1,664,878
#   Barclays Africa Group, Ltd..........................   395,609    6,155,375
    Barloworld, Ltd.....................................   374,907    3,555,441
    Bidvest Group, Ltd..................................   392,311   10,553,703
#   Capitec Bank Holdings, Ltd..........................    53,150    1,204,734
    Coronation Fund Managers, Ltd.......................   258,136    2,355,648
    Discovery, Ltd......................................   385,474    3,370,689
    Distell Group, Ltd..................................    30,883      391,313
#   Exxaro Resources, Ltd...............................   166,494    2,255,767
    FirstRand, Ltd...................................... 3,475,911   13,974,632
#   Foschini Group, Ltd. (The)..........................   261,243    2,857,544
    Gold Fields, Ltd. Sponsored ADR..................... 1,005,660    3,962,300
    Impala Platinum Holdings, Ltd.......................   756,929    7,500,783
    Imperial Holdings, Ltd..............................   240,258    4,424,732
    Investec, Ltd.......................................   361,913    3,115,001
#   Kumba Iron Ore, Ltd.................................    89,688    3,136,208
    Liberty Holdings, Ltd...............................   172,373    2,079,551
    Life Healthcare Group Holdings, Ltd................. 1,081,237    4,436,923
    Massmart Holdings, Ltd..............................   103,729    1,355,443
    Mediclinic International, Ltd.......................   434,871    3,460,574
    MMI Holdings, Ltd................................... 1,850,766    4,471,296
    Mondi, Ltd..........................................   214,839    3,778,212
    Mr Price Group, Ltd.................................   278,233    5,254,836

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CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
    MTN Group, Ltd...................................... 1,869,995 $ 38,707,732
    Nampak, Ltd.........................................   917,727    3,485,443
    Naspers, Ltd. Class N...............................   444,856   54,707,065
    Nedbank Group, Ltd..................................   341,928    7,446,902
    Netcare, Ltd........................................ 1,842,541    5,289,961
#   Pick n Pay Stores, Ltd..............................   279,886    1,524,620
    PSG Group, Ltd......................................    61,341      564,211
    Sanlam, Ltd......................................... 2,264,361   12,843,683
    Santam, Ltd.........................................    36,574      681,458
    Sasol, Ltd..........................................    35,602    2,053,641
    Sasol, Ltd. Sponsored ADR...........................   609,116   35,237,361
    Shoprite Holdings, Ltd..............................   503,929    7,604,142
    Spar Group, Ltd. (The)..............................   171,619    1,980,712
    Standard Bank Group, Ltd............................ 1,498,309   20,158,942
#   Steinhoff International Holdings, Ltd............... 2,088,137   10,431,115
    Tiger Brands, Ltd...................................   170,081    4,889,912
    Truworths International, Ltd........................   508,009    3,556,901
#   Tsogo Sun Holdings, Ltd.............................   288,868      732,094
#   Vodacom Group, Ltd..................................   418,672    4,893,489
    Woolworths Holdings, Ltd............................   788,404    6,087,992
                                                                   ------------
TOTAL SOUTH AFRICA......................................            348,132,930
                                                                   ------------
SOUTH KOREA -- (13.9%)
    Amorepacific Corp...................................     2,883    4,947,922
    AMOREPACIFIC Group..................................     3,010    2,583,921
    BS Financial Group, Inc.............................   294,076    4,696,594
#*  Celltrion, Inc......................................    56,704    2,175,351
*   Cheil Worldwide, Inc................................    87,060    1,821,576
#   CJ CheilJedang Corp.................................     9,891    3,183,184
#   CJ Corp.............................................    25,808    3,638,713
#*  CJ Korea Express Co., Ltd...........................     5,587      732,044
    CJ O Shopping Co., Ltd..............................       711      272,001
    Coway Co., Ltd......................................    50,818    4,380,428
#   Daelim Industrial Co., Ltd..........................    36,223    3,240,948
#*  Daewoo Engineering & Construction Co., Ltd..........   133,508    1,284,215
#   Daewoo International Corp...........................    43,083    1,551,112
*   Daewoo Securities Co., Ltd..........................   227,394    2,284,157
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd...   109,830    2,606,307
    DGB Financial Group, Inc............................     2,265       36,769
    Dongbu Insurance Co., Ltd...........................    54,192    3,068,263
    Doosan Corp.........................................    13,353    1,595,473
    Doosan Heavy Industries & Construction Co., Ltd.....    67,733    1,972,618
#*  Doosan Infracore Co., Ltd...........................   164,190    2,063,878
#   E-Mart Co., Ltd.....................................    25,293    5,679,432
    Grand Korea Leisure Co., Ltd........................    15,370      634,449
#*  GS Engineering & Construction Corp..................    63,191    2,388,238
    GS Holdings.........................................    66,625    3,030,271
#   Halla Visteon Climate Control Corp..................    13,666      673,902
    Hana Financial Group, Inc...........................   333,018   13,411,567
    Hankook Tire Co., Ltd...............................    66,995    3,667,034
#   Hanwha Chemical Corp................................   115,727    2,014,842
    Hanwha Corp.........................................    47,620    1,349,708
    Hanwha Life Insurance Co., Ltd......................   219,350    1,455,979

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CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
#   Hite Jinro Co., Ltd....................................  22,640 $   498,388
#   Hotel Shilla Co., Ltd..................................  29,607   3,154,772
    Hyosung Corp...........................................  28,545   2,073,281
    Hyundai Department Store Co., Ltd......................  17,135   2,440,467
#   Hyundai Development Co.................................  18,489     686,388
    Hyundai Engineering & Construction Co., Ltd............  77,500   4,724,389
    Hyundai Glovis Co., Ltd................................  11,990   3,059,798
#   Hyundai Heavy Industries Co., Ltd......................  44,760   6,452,618
    Hyundai Marine & Fire Insurance Co., Ltd...............  73,211   2,164,804
    Hyundai Mobis..........................................  67,404  20,135,209
#   Hyundai Motor Co....................................... 151,763  35,926,706
#   Hyundai Steel Co.......................................  81,991   6,246,398
#   Hyundai Wia Corp.......................................  14,396   2,615,143
    Industrial Bank of Korea............................... 270,156   4,005,534
    Kangwon Land, Inc...................................... 114,660   3,801,800
    KB Financial Group, Inc................................ 344,645  13,463,356
    KB Financial Group, Inc. ADR...........................  97,918   3,830,552
    KCC Corp...............................................   6,039   3,554,979
#   KEPCO Engineering & Construction Co., Inc..............   8,507     471,793
#   KEPCO Plant Service & Engineering Co., Ltd.............  12,199     877,676
    Kia Motors Corp........................................ 270,079  15,855,187
#*  KJB Financial Group Co., Ltd...........................  26,713     317,068
*   KNB Financial Group Co., Ltd...........................  40,823     550,079
#   Korea Aerospace Industries, Ltd........................  34,130   1,164,223
    Korea Electric Power Corp.............................. 197,690   8,157,912
    Korea Electric Power Corp. Sponsored ADR...............   2,700      54,729
*   Korea Gas Corp.........................................  27,873   1,658,843
    Korea Investment Holdings Co., Ltd.....................  32,915   1,472,379
    Korea Zinc Co., Ltd....................................   8,923   3,572,825
*   Korean Air Lines Co., Ltd..............................   9,321     322,976
    KT Corp................................................  23,160     747,067
    KT Corp. Sponsored ADR.................................  18,074     290,268
#   KT&G Corp.............................................. 100,502   9,708,906
#   Kumho Petro chemical Co., Ltd..........................  15,006   1,308,095
    LG Chem, Ltd...........................................  46,860  13,113,335
    LG Corp................................................ 120,004   8,036,340
*   LG Display Co., Ltd.................................... 203,730   6,687,987
*   LG Display Co., Ltd. ADR............................... 507,231   8,242,504
#   LG Electronics, Inc.................................... 162,790  12,059,885
    LG Household & Health Care, Ltd........................   9,201   4,273,071
*   LG Innotek Co., Ltd....................................  10,099   1,222,889
    LG Uplus Corp.......................................... 352,880   3,245,400
    Lotte Chemical Corp....................................  21,503   3,625,342
    Lotte Chilsung Beverage Co., Ltd.......................      39      70,092
    Lotte Confectionery Co., Ltd...........................     349     710,855
    Lotte Shopping Co., Ltd................................  13,660   4,212,000
    LS Corp................................................  20,002   1,409,104
    Macquarie Korea Infrastructure Fund.................... 229,212   1,471,073
    Mando Corp.............................................  17,171   2,091,982
    Naver Corp.............................................  27,242  19,452,046
    NCSoft Corp............................................  14,464   2,166,061
#*  OCI Co., Ltd...........................................  16,919   2,657,993
#   Orion Corp.............................................   3,321   3,026,468

                                      130

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CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
SOUTH KOREA -- (Continued)
    Paradise Co., Ltd..................................      6,494 $    209,767
    POSCO..............................................     47,828   15,541,957
#   POSCO ADR..........................................     67,985    5,495,228
    S-1 Corp...........................................     15,382    1,144,398
#   S-Oil Corp.........................................     47,441    2,535,662
    Samsung C&T Corp...................................    143,779   10,203,683
    Samsung Card Co., Ltd..............................     23,720    1,104,016
#   Samsung Electro-Mechanics Co., Ltd.................     99,467    6,061,250
    Samsung Electronics Co., Ltd.......................     81,120  104,986,620
    Samsung Electronics Co., Ltd. GDR..................     49,372   31,649,690
#*  Samsung Engineering Co., Ltd.......................     27,417    1,837,113
    Samsung Fire & Marine Insurance Co., Ltd...........     38,511   10,555,670
#   Samsung Heavy Industries Co., Ltd..................    168,600    4,528,894
    Samsung Life Insurance Co., Ltd....................     59,292    6,035,380
    Samsung SDI Co., Ltd...............................     62,545    9,630,722
#   Samsung Securities Co., Ltd........................     70,938    3,344,465
#   Samsung Techwin Co., Ltd...........................     34,401    1,612,203
    Seoul Semiconductor Co., Ltd.......................     18,042      497,938
    Shinhan Financial Group Co., Ltd...................    374,876   18,514,269
    Shinhan Financial Group Co., Ltd. ADR..............     86,082    4,255,033
    Shinsegae Co., Ltd.................................      6,575    1,487,493
#   SK C&C Co., Ltd....................................     19,871    3,240,641
    SK Holdings Co., Ltd...............................     55,138    9,339,054
*   SK Hynix, Inc......................................    539,105   23,456,221
    SK Innovation Co., Ltd.............................     75,959    7,565,895
*   SK Networks Co., Ltd...............................     61,145      665,519
    SK Telecom Co., Ltd................................      8,002    2,054,127
*   Woori Finance Holdings Co., Ltd....................    352,052    4,743,583
*   Woori Finance Holdings Co., Ltd. ADR...............      1,026       41,307
    Woori Investment & Securities Co., Ltd.............    147,510    1,603,338
    Young Poong Corp...................................        203      267,501
                                                                   ------------
TOTAL SOUTH KOREA......................................             639,788,568
                                                                   ------------
TAIWAN -- (13.4%)
#*  Acer, Inc..........................................  3,709,040    2,939,586
    Advanced Semiconductor Engineering, Inc............  6,951,929    8,256,061
#   Advanced Semiconductor Engineering, Inc. ADR.......     77,739      465,657
    Advantech Co., Ltd.................................    292,200    2,273,312
#   Airtac International Group.........................    105,000      986,336
*   Asia Cement Corp...................................  3,097,802    4,303,175
#   Asustek Computer, Inc..............................    861,180    9,100,396
#   AU Optronics Corp.................................. 18,461,873    8,319,339
    AU Optronics Corp. Sponsored ADR...................    326,626    1,443,687
#*  Catcher Technology Co., Ltd........................    866,429    7,081,702
    Cathay Financial Holding Co., Ltd..................  8,996,450   14,970,039
    Cathay Real Estate Development Co., Ltd............    839,000      475,227
#   Chang Hwa Commercial Bank..........................  6,496,043    4,252,404
#   Cheng Shin Rubber Industry Co., Ltd................  2,012,965    5,046,815
#   Cheng Uei Precision Industry Co., Ltd..............    384,109      715,047
    Chicony Electronics Co., Ltd.......................    662,871    1,836,299
*   China Airlines, Ltd................................  5,884,536    1,994,444
    China Development Financial Holding Corp........... 19,411,121    6,416,859
    China Life Insurance Co., Ltd......................  3,083,797    2,941,194

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    China Motor Corp....................................    649,000 $   625,458
#   China Petrochemical Development Corp................  2,243,613     911,695
    China Steel Chemical Corp...........................    148,000     934,244
#   China Steel Corp.................................... 13,451,895  11,602,738
#   Chipbond Technology Corp............................  1,106,000   1,787,558
    Chunghwa Telecom Co., Ltd...........................  1,193,000   3,639,338
#   Chunghwa Telecom Co., Ltd. ADR......................    236,502   7,156,550
    Clevo Co............................................    550,075   1,012,869
    Compal Electronics, Inc.............................  7,470,541   6,876,386
    CTBC Financial Holding Co., Ltd..................... 15,898,997  11,127,952
    CTCI Corp...........................................    638,000   1,055,757
    Delta Electronics, Inc..............................  1,992,366  13,539,006
    E.Sun Financial Holding Co., Ltd....................  8,232,328   5,474,728
#   Eclat Textile Co., Ltd..............................    188,120   2,086,383
#   Epistar Corp........................................  1,230,000   2,677,951
    Eternal Materials Co., Ltd..........................     17,000      19,788
*   Eva Airways Corp....................................  2,723,600   1,342,322
*   Evergreen Marine Corp. Taiwan, Ltd..................  2,443,249   1,402,005
*   Far Eastern Department Stores, Ltd..................  1,529,993   1,552,805
*   Far Eastern New Century Corp........................  4,044,335   4,519,208
    Far EasTone Telecommunications Co., Ltd.............  2,054,000   4,260,682
    Farglory Land Development Co., Ltd..................    648,393     909,291
    Feng Hsin Iron & Steel Co...........................    214,000     294,854
    Feng TAY Enterprise Co., Ltd........................    253,000     724,172
#*  Firich Enterprises Co., Ltd.........................     17,763      97,477
    First Financial Holding Co., Ltd....................  9,531,371   6,476,062
#   Formosa Chemicals & Fibre Corp......................  3,755,518   9,137,439
    Formosa International Hotels Corp...................     39,460     469,504
    Formosa Petrochemical Corp..........................  1,244,000   3,169,778
    Formosa Plastics Corp...............................  4,827,153  12,365,214
    Formosa Taffeta Co., Ltd............................    848,000     934,706
*   Foxconn Technology Co., Ltd.........................  1,290,237   3,188,970
    Fubon Financial Holding Co., Ltd....................  7,900,233  12,401,916
    Giant Manufacturing Co., Ltd........................    295,506   2,423,842
#   Gigasolar Materials Corp............................     19,000     353,494
#   Ginko International Co., Ltd........................     28,000     404,255
    Gourmet Master Co., Ltd.............................     46,000     389,474
#*  HannStar Display Corp...............................  4,632,000   1,796,420
#*  Highwealth Construction Corp........................    620,200   1,425,921
#   Hiwin Technologies Corp.............................    187,173   2,011,582
*   Hon Hai Precision Industry Co., Ltd................. 12,802,056  43,868,638
#   Hotai Motor Co., Ltd................................    278,000   3,600,592
#*  HTC Corp............................................  1,028,235   4,486,088
    Hua Nan Financial Holdings Co., Ltd.................  7,355,828   4,728,305
#   Innolux Corp.(B0CC0M5).............................. 19,429,341   9,167,654
*   INNOLUX Corp.().....................................  1,459,902      87,625
*   Inotera Memories, Inc...............................  3,117,000   5,327,014
    Inventec Corp.......................................  3,189,551   2,835,381
#*  Kenda Rubber Industrial Co., Ltd....................    751,481   1,716,778
    King Slide Works Co., Ltd...........................     25,000     330,857
    King's Town Bank....................................    188,000     190,155
#   Kinsus Interconnect Technology Corp.................    552,000   2,282,072
#   Largan Precision Co., Ltd...........................    105,860   8,132,589

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CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
#   LCY Chemical Corp..................................    434,123 $    359,882
    Lite-On Technology Corp............................  3,290,741    5,521,066
    Lung Yen Life Service Corp.........................    117,000      329,395
#*  Macronix International.............................    532,218      137,177
#   MediaTek, Inc......................................  1,280,995   19,824,848
#*  Medigen Biotechnology Corp.........................     41,000      441,007
    Mega Financial Holding Co., Ltd.................... 10,995,904    9,656,269
*   Merida Industry Co., Ltd...........................    210,750    1,645,700
    Micro-Star International Co., Ltd..................    167,000      255,903
    Nan Kang Rubber Tire Co., Ltd......................    534,780      622,668
    Nan Ya Plastics Corp...............................  5,550,599   12,896,918
    Novatek Microelectronics Corp......................    631,000    3,194,563
#   Oriental Union Chemical Corp.......................    248,000      247,759
#*  Pegatron Corp......................................  4,055,345    7,684,602
    Phison Electronics Corp............................    186,000    1,362,968
    Pou Chen Corp......................................  3,500,487    3,912,789
    Powertech Technology, Inc..........................  1,704,819    2,844,341
    President Chain Store Corp.........................    696,831    5,543,317
    Quanta Computer, Inc...............................  2,622,000    7,323,032
#   Radiant Opto-Electronics Corp......................    730,170    3,032,779
#*  Realtek Semiconductor Corp.........................    551,950    1,748,081
    Ruentex Development Co., Ltd.......................    945,351    1,693,677
    Ruentex Industries, Ltd............................    839,182    2,112,710
#   Sanyang Industry Co., Ltd..........................    776,000      749,173
#   ScinoPharm Taiwan, Ltd.............................    245,440      588,554
#*  Shin Kong Financial Holding Co., Ltd............... 12,020,708    3,992,717
    Siliconware Precision Industries Co................  3,473,324    4,740,680
    Siliconware Precision Industries Co. Sponsored
      ADR..............................................     67,173      446,700
    Simplo Technology Co., Ltd.........................    419,000    2,273,829
#*  SinoPac Financial Holdings Co., Ltd................  9,553,105    4,479,968
#*  St Shine Optical Co., Ltd..........................     52,000    1,081,956
#   Standard Foods Corp................................    306,784      872,010
#   Synnex Technology International Corp...............  1,493,756    2,334,960
#   Tainan Spinning Co., Ltd...........................    308,000      202,308
    Taishin Financial Holding Co., Ltd................. 12,310,483    6,569,959
*   Taiwan Business Bank...............................  5,581,871    1,778,867
    Taiwan Cement Corp.................................  4,294,720    6,393,483
    Taiwan Cooperative Financial Holding Co., Ltd......  8,088,371    4,813,847
    Taiwan FamilyMart Co., Ltd.........................     33,000      233,403
#   Taiwan Fertilizer Co., Ltd.........................  1,141,000    2,313,257
#   Taiwan Glass Industry Corp.........................  1,237,253    1,086,071
    Taiwan Mobile Co., Ltd.............................  1,801,300    5,512,940
*   Taiwan Secom Co., Ltd..............................    152,000      408,208
    Taiwan Semiconductor Manufacturing Co., Ltd........ 25,188,808  100,989,040
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR....................................    223,463    4,469,260
    Teco Electric and Machinery Co., Ltd...............  2,803,000    3,553,145
#   Ton Yi Industrial Corp.............................  1,254,000    1,162,117
#   TPK Holding Co., Ltd...............................    219,000    1,374,693
    Transcend Information, Inc.........................    231,181      789,931
    Tripod Technology Corp.............................    482,870      914,196
#   TSRC Corp..........................................    664,965      983,306
    U-Ming Marine Transport Corp.......................    551,860      869,730
    Uni-President Enterprises Corp.....................  5,303,515   10,096,068

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CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
    Unimicron Technology Corp..........................  2,140,896 $  1,794,189
#   United Microelectronics Corp....................... 21,430,000    9,885,172
    Vanguard International Semiconductor Corp..........  1,043,000    1,492,536
*   Walsin Lihwa Corp..................................  4,022,000    1,495,797
*   Wan Hai Lines, Ltd.................................  1,104,800      579,116
*   Winbond Electronics Corp...........................  1,173,000      422,632
#*  Wintek Corp........................................  1,832,760      686,809
    Wistron Corp.......................................  4,175,420    3,989,483
    WPG Holdings, Ltd..................................  2,051,869    2,720,338
    Yageo Corp.........................................    173,000      116,716
*   Yang Ming Marine Transport Corp....................  1,948,300      806,434
    Yuanta Financial Holding Co., Ltd.................. 12,335,577    6,850,602
#   Yulon Motor Co., Ltd...............................  1,152,000    1,879,400
#   Yungtay Engineering Co., Ltd.......................    122,000      310,953
#*  Zhen Ding Technology Holding, Ltd..................    381,700    1,143,687
                                                                   ------------
TOTAL TAIWAN...........................................             615,790,812
                                                                   ------------
THAILAND -- (2.4%)
    Advanced Info Service PCL..........................  1,088,500    7,051,012
    Airports of Thailand PCL...........................    423,700    2,823,787
    Bangkok Bank PCL(6077019)..........................    329,000    2,013,345
    Bangkok Bank PCL(6368360)..........................    575,500    3,494,939
    Bangkok Dusit Medical Services PCL.................  5,300,000    2,805,979
    Bangkok Life Assurance PCL.........................    482,000    1,396,014
    Banpu PCL..........................................  1,479,200    1,485,649
    BEC World PCL......................................    810,000    1,261,289
    Berli Jucker PCL...................................    555,800      973,645
    Big C Supercenter PCL(6368434).....................    333,200    2,397,048
    Big C Supercenter PCL(6763932).....................     24,600      177,739
    Bumrungrad Hospital PCL............................    248,700      933,303
    Central Pattana PCL................................  1,308,100    1,945,244
    Central Plaza Hotel PCL............................    709,700      845,407
    Charoen Pokphand Foods PCL.........................  2,881,300    2,400,336
    CP ALL PCL.........................................  3,242,700    4,670,659
    Delta Electronics Thailand PCL.....................    480,400      927,586
    Electricity Generating PCL.........................    219,500      998,038
    Energy Absolute PCL................................    428,100      291,977
    Glow Energy PCL....................................    445,700    1,179,835
    Home Product Center PCL............................  3,844,917    1,233,343
    Indorama Ventures PCL..............................  1,887,300    1,542,872
    Intouch Holdings PCL...............................    515,400    1,099,499
    IRPC PCL........................................... 11,139,400    1,172,568
    Jasmine International PCL..........................  4,210,300      983,409
    Kasikornbank PCL(6888794)..........................  1,146,600    7,570,202
    Kasikornbank PCL(6364766)..........................     52,000      338,462
    Krung Thai Bank PCL................................  6,579,087    4,405,181
    Land and Houses PCL(6581941).......................  3,553,800    1,045,886
    Land and Houses PCL(6581930).......................    790,000      233,728
    Minor International PCL............................  1,542,100    1,548,824
    Pruksa Real Estate PCL.............................  1,448,900    1,511,621
    PTT Exploration & Production PCL(B1359J0)..........  1,463,555    7,406,655
    PTT Exploration & Production PCL(B1359L2)..........     65,409      331,017
    PTT Global Chemical PCL............................  1,778,472    3,641,686

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CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
    PTT PCL............................................  1,203,800 $ 11,959,271
    Ratchaburi Electricity Generating Holding
      PCL(6294249).....................................    521,300      880,739
    Ratchaburi Electricity Generating Holding
      PCL(6362771).....................................     81,700      138,033
    Robinson Department Store PCL......................    428,200      786,789
    Siam Cement PCL (The)(6609906).....................    166,400    2,249,069
    Siam Cement PCL (The)(6609928).....................    126,100    1,704,373
    Siam City Cement PCL...............................    127,413    1,753,863
    Siam Commercial Bank PCL (The).....................  1,203,066    6,669,130
    Siam Global House PCL..............................  1,033,316      411,910
    Thai Oil PCL.......................................  1,007,500    1,623,735
    Thai Union Frozen Products PCL.....................    452,560      923,160
    Thaicom PCL........................................    386,700      427,526
    Thanachart Capital PCL.............................    282,200      311,993
    TMB Bank PCL....................................... 19,412,000    1,716,913
    Total Access Communication PCL(B1YWK08)............    753,700    2,429,397
    Total Access Communication PCL(B231MK7)............    214,100      690,108
*   True Corp. PCL.....................................  5,807,400    1,718,166
                                                                   ------------
TOTAL THAILAND.........................................             110,531,959
                                                                   ------------
TURKEY -- (1.7%)
    Akbank TAS.........................................  2,127,222    8,436,342
*   Anadolu Efes Biracilik Ve Malt Sanayii A.S.........    223,199    2,707,044
    Arcelik A.S........................................    312,559    1,977,542
    Aselsan Elektronik Sanayi Ve Ticaret A.S...........     97,871      427,969
    BIM Birlesik Magazalar A.S.........................    236,317    5,595,956
    Coca-Cola Icecek A.S...............................     67,443    1,691,908
*   Dogan Yayin Holding A.S............................          1           --
    Enka Insaat ve Sanayi A.S..........................    515,518    1,343,609
#   Eregli Demir ve Celik Fabrikalari TAS..............  2,250,277    4,744,776
*   Ford Otomotiv Sanayi A.S...........................     77,123    1,056,393
    KOC Holding A.S....................................    739,097    3,878,178
    Koza Altin Isletmeleri A.S.........................     48,987      506,239
*   Migros Ticaret A.S.................................     33,309      297,171
#   Petkim Petrokimya Holding A.S......................    296,497      471,504
    TAV Havalimanlari Holding A.S......................    172,250    1,413,592
    Tofas Turk Otomobil Fabrikasi A.S..................    144,924      897,390
    Tupras Turkiye Petrol Rafinerileri A.S.............    123,271    3,012,545
#*  Turk Hava Yollari..................................  1,104,888    3,315,321
#   Turk Telekomunikasyon A.S..........................    563,410    1,686,700
    Turk Traktor ve Ziraat Makineleri A.S..............     12,442      437,095
#*  Turkcell Iletisim Hizmetleri A.S...................    681,855    4,458,856
#*  Turkcell Iletisim Hizmetleri A.S. ADR..............     73,838    1,206,513
    Turkiye Garanti Bankasi A.S........................  2,543,390   10,474,248
    Turkiye Halk Bankasi A.S...........................    731,737    5,509,641
#   Turkiye Is Bankasi.................................  1,910,546    5,330,707
    Turkiye Sinai Kalkinma Bankasi A.S.................     34,301       30,459
    Turkiye Sise ve Cam Fabrikalari A.S................    769,909    1,119,132
    Turkiye Vakiflar Bankasi Tao.......................  1,209,629    2,841,243
    Ulker Biskuvi Sanayi A.S...........................    121,920      943,547

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
TURKEY -- (Continued)
#   Yapi ve Kredi Bankasi A.S......................... 1,011,449 $    2,304,239
                                                                 --------------
TOTAL TURKEY..........................................               78,115,859
                                                                 --------------
TOTAL COMMON STOCKS...................................            4,048,581,751
                                                                 --------------
PREFERRED STOCKS -- (4.2%)
BRAZIL -- (4.1%)
    AES Tiete SA......................................   135,998      1,112,561
    Alpargatas SA.....................................    15,085         70,613
    Banco Bradesco SA................................. 2,233,995     34,079,809
    Braskem SA Class A................................    73,800        456,381
    Centrais Eletricas Brasileiras SA Class B.........   201,800        968,640
    Cia Brasileira de Distribuicao....................    95,700      4,618,909
    Cia de Gas de Sao Paulo COMGAS Class A............    22,527        522,477
    Cia de Transmissao de Energia Eletrica Paulista...    37,389        473,800
    Cia Energetica de Minas Gerais....................   805,724      6,559,439
    Cia Energetica de Sao Paulo Class B...............   229,010      2,920,225
    Cia Paranaense de Energia.........................    73,900      1,146,570
    Empresa Nacional de Comercio Redito e
      Participacoes SA................................       380          6,455
    Gerdau SA.........................................   836,068      4,919,673
    Itau Unibanco Holding SA.......................... 2,825,064     43,706,775
    Itau Unibanco Holding SA ADR......................   128,657      1,981,313
    Lojas Americanas SA...............................   589,083      3,751,955
    Oi SA............................................. 3,838,915      2,487,363
    Petroleo Brasileiro SA............................   935,300      7,874,041
    Petroleo Brasileiro SA Sponsored ADR.............. 1,981,166     33,323,212
    Suzano Papel e Celulose SA Class A................   419,600      1,627,539
    Telefonica Brasil SA..............................   260,184      5,229,483
*   Usinas Siderurgicas de Minas Gerais SA Class A....   609,817      2,163,758
    Vale SA........................................... 1,529,491     19,638,159
    Vale SA Sponsored ADR.............................   483,572      6,189,722
                                                                 --------------
TOTAL BRAZIL..........................................              185,828,872
                                                                 --------------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B...................     9,255         32,925
                                                                 --------------
COLOMBIA -- (0.1%)
    Banco Davivienda SA...............................   128,737      2,179,977
    Bancolombia SA....................................    30,330        468,668
    Grupo Aval Acciones y Valores..................... 1,656,267      1,226,704

THE EMERGING MARKETS SERIES
CONTINUED


                                                       SHARES       VALUE++
                                                      ---------- --------------
COLOMBIA -- (Continued)
    Grupo de Inversiones Suramericana SA.............     79,290 $    1,676,428
                                                                 --------------
TOTAL COLOMBIA.......................................                 5,551,777
                                                                 --------------
INDIA -- (0.0%)
    Zee Entertainment Enterprises, Ltd., 6.000%......  8,184,078        107,736
                                                                 --------------
TOTAL PREFERRED STOCKS...............................               191,521,310
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Cia de Transmissao de Energia Eletrica Paulista
      Rights 08/15/14................................      2,265          3,604
                                                                 --------------
SOUTH AFRICA -- (0.0%)
#*  Steinhoff International Holdings Rights
      08/01/14.......................................    346,393         51,686
                                                                 --------------
THAILAND -- (0.0%)
*   LH W3 Warrants 04/29/17..........................    158,000         28,294
*   Tru Rights 08/28/14..............................  2,257,493        214,430
                                                                 --------------
TOTAL THAILAND.......................................                   242,724
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                   298,014
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                      ---------- --------------
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@ DFA Short Term Investment Fund.................. 30,635,391    354,451,474
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,199,707,300)^^............................            $4,594,852,549
                                                                 ==============

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Brazil..................... $  293,272,419             --   --    $  293,272,419
   Chile......................     64,070,293             --   --        64,070,293
   China......................    135,651,376 $  522,882,777   --       658,534,153
   Colombia...................     30,792,703             --   --        30,792,703
   Czech Republic.............             --     11,574,691   --        11,574,691
   Egypt......................             --      4,613,465   --         4,613,465
   Greece.....................             --     22,925,064   --        22,925,064
   Hungary....................             --     11,113,585   --        11,113,585
   India......................     37,617,631    314,803,528   --       352,421,159
   Indonesia..................        490,688    127,940,416   --       128,431,104
   Malaysia...................             --    183,361,827   --       183,361,827
   Mexico.....................    233,882,885             --   --       233,882,885
   Peru.......................     12,008,470             --   --        12,008,470
   Philippines................        509,406     56,266,789   --        56,776,195
   Poland.....................             --     72,512,227   --        72,512,227
   Russia.....................      3,380,381    116,551,002   --       119,931,383
   South Africa...............     50,481,235    297,651,695   --       348,132,930
   South Korea................     23,076,768    616,711,800   --       639,788,568
   Taiwan.....................     13,981,854    601,808,958   --       615,790,812
   Thailand...................    110,531,959             --   --       110,531,959
   Turkey.....................      1,206,513     76,909,346   --        78,115,859
Preferred Stocks
   Brazil.....................    185,828,872             --   --       185,828,872
   Chile......................         32,925             --   --            32,925
   Colombia...................      5,551,777             --   --         5,551,777
   India......................             --        107,736   --           107,736
Rights/Warrants
   Brazil.....................             --          3,604   --             3,604
   South Africa...............             --         51,686   --            51,686
   Thailand...................             --        242,724   --           242,724
Securities Lending Collateral.             --    354,451,474   --       354,451,474
                               -------------- --------------   --    --------------
TOTAL......................... $1,202,368,155 $3,392,484,394   --    $4,594,852,549
                               ============== ==============   ==    ==============

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (87.6%)
BRAZIL -- (6.9%)
    Abril Educacao SA....................................   256,448 $ 4,295,327
    AES Tiete SA.........................................    43,100     297,497
    Aliansce Shopping Centers SA.........................   790,849   6,553,371
    ALL - America Latina Logistica SA.................... 2,092,128   8,022,706
    Alpargatas SA........................................    91,703     418,348
    Alupar Investimento SA...............................    44,500     330,501
    Arezzo Industria e Comercio SA.......................   397,935   5,019,901
    Autometal SA.........................................   304,359   2,559,634
*   B2W Cia Digital(BN7SP57).............................   380,687   5,461,764
*   B2W Cia Digital(B1LH3Y1).............................   629,960   9,274,122
*   Banco ABC Brasil SA..................................    15,473      88,524
    Banco Alfa de Investimento SA........................       500       1,366
    Banco Mercantil do Brasil SA.........................     1,327       5,908
*   Banco Panamericano SA................................   851,866   1,276,626
    Bematech SA..........................................   371,337   1,373,231
*   BHG SA - Brazil Hospitality Group....................   185,702   1,114,007
    Brasil Brokers Participacoes SA...................... 1,250,811   1,846,928
    Brasil Insurance Participacoes e Administracao SA....   572,226   2,360,787
    BrasilAgro - Co. Brasileira de Propriedades
      Agricolas..........................................    48,100     205,863
*   Brazil Pharma SA.....................................   711,000   1,118,797
*   Brookfield Incorporacoes SA.......................... 1,364,667     914,289
    Cia de Locacao das Americas..........................   216,000     417,005
    Cia de Saneamento de Minas Gerais-COPASA.............   546,121   8,942,543
    Cia Hering........................................... 1,041,790   9,698,118
    Cia Providencia Industria e Comercio SA..............    99,750     334,588
    Contax Participacoes SA..............................   179,735   1,354,697
*   CR2 Empreendimentos Imobiliarios SA..................     9,400      12,223
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes...................................... 1,282,100   7,103,470
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes......................................    46,800     382,032
    Dimed SA Distribuidora da Medicamentos...............       300      30,255
    Direcional Engenharia SA.............................   810,509   3,626,079
    Duratex SA...........................................   743,800   2,744,069
    EDP - Energias do Brasil SA.......................... 2,486,808  11,618,805
*   Eneva SA.............................................   209,119      99,548
    Equatorial Energia SA................................ 1,507,235  16,807,954
    Estacio Participacoes SA............................. 1,507,804  18,708,400
    Eternit SA...........................................   607,589   2,300,469
    Even Construtora e Incorporadora SA.................. 2,116,367   5,820,884
    Ez Tec Empreendimentos e Participacoes SA............   519,358   5,150,658
*   Fertilizantes Heringer SA............................   160,900     599,275
    Fleury SA............................................   602,451   3,961,904
    Fras-Le SA...........................................    37,875      70,950
    Gafisa SA............................................ 2,762,200   4,017,745
#   Gafisa SA ADR........................................ 1,246,302   3,601,813
*   General Shopping Brasil SA...........................   126,117     480,843
#   Gol Linhas Aereas Inteligentes SA ADR................   195,800   1,186,548
    Grendene SA..........................................   513,934   3,001,488
    Guararapes Confeccoes SA.............................    32,100   1,413,178
    Helbor Empreendimentos SA............................ 1,228,893   3,017,051
    Iguatemi Empresa de Shopping Centers SA..............   667,200   7,131,504
*   Industria de Bebidas Antarctica Polar SA.............    23,000          --

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
BRAZIL -- (Continued)
    Industrias Romi SA..................................    168,200 $   288,396
    International Meal Co. Holdings SA..................    492,394   4,032,476
    Iochpe-Maxion SA....................................    690,508   5,067,530
    JHSF Participacoes SA...............................    800,647   1,309,267
    Joao Fortes Engenharia SA...........................     71,652     149,384
    JSL SA..............................................    631,500   2,992,231
    Kepler Weber SA.....................................    118,346   2,532,539
    Kroton Educacional SA...............................    737,011  19,627,636
    Light SA............................................    893,707   8,390,505
    Localiza Rent a Car SA..............................     86,752   1,381,149
*   Log-in Logistica Intermodal SA......................    470,450   1,254,533
    LPS Brasil Consultoria de Imoveis SA................    609,479   2,605,817
    Magnesita Refratarios SA............................  1,296,871   2,566,590
    Mahle-Metal Leve SA Industria e Comercio............    363,800   3,530,965
    Marcopolo SA........................................     28,000      49,366
*   Marfrig Global Foods SA.............................  2,209,559   6,447,286
    Marisa Lojas SA.....................................    395,564   2,585,659
    Mills Estruturas e Servicos de Engenharia SA........    710,926   7,407,731
*   Minerva SA..........................................  1,023,269   5,204,859
*   MMX Mineracao e Metalicos SA........................    269,962     172,538
    MRV Engenharia e Participacoes SA...................  3,395,133  10,894,355
    Multiplus SA........................................    432,484   6,315,458
    Odontoprev SA.......................................  2,904,896  11,920,477
*   Paranapanema SA.....................................  1,451,356   1,695,248
*   PDG Realty SA Empreendimentos e Participacoes....... 11,912,853   7,613,724
    Portobello SA.......................................    225,900     499,843
    Positivo Informatica SA.............................    189,100     170,034
    Profarma Distribuidora de Produtos Farmaceuticos SA.    157,763     980,477
    QGEP Participacoes SA...............................    801,694   3,318,086
*   Qualicorp SA........................................    193,600   2,240,000
    Raia Drogasil SA....................................    970,575   8,115,397
    Redentor Energia SA.................................      7,800      20,972
*   Restoque Comercio e Confeccoes de Roupas SA.........    790,808   2,492,243
    Rodobens Negocios Imobiliarios SA...................    168,138     795,946
*   Rossi Residencial SA................................  3,233,729   2,023,976
    Santos Brasil Participacoes SA......................    395,488   2,597,365
    Sao Carlos Empreendimentos e Participacoes SA.......     47,859     769,963
    Sao Martinho SA.....................................    473,662   7,929,337
    SLC Agricola SA.....................................    467,118   3,489,873
    Sonae Sierra Brasil SA..............................    236,846   1,884,328
*   Springs Global Participacoes SA.....................    278,188     107,903
    Sul America SA......................................  1,801,909  10,841,235
*   T4F Entretenimento SA...............................    213,800     479,666
    Technos SA..........................................    203,400   1,151,143
    Tecnisa SA..........................................  1,078,756   3,157,219
    Tegma Gestao Logistica..............................    210,735   1,680,307
    Tempo Participacoes SA..............................    281,102     617,030
    Tereos Internacional SA.............................    592,483     639,816
    Totvs SA............................................    773,800  13,366,489
    TPI - Triunfo Participacoes e Investimentos SA......    334,301     972,512
    Transmissora Alianca de Energia Eletrica SA.........      4,200      37,839
    Trisul SA...........................................     37,542      63,542
    UNICASA Industria de Moveis SA......................    227,700     381,382

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- ------------
BRAZIL -- (Continued)
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A.....................    442,250 $  7,251,438
*   Vanguarda Agro SA...................................  1,753,336    1,746,574
    Via Varejo SA.......................................    205,862      662,388
                                                                    ------------
TOTAL BRAZIL............................................             372,693,635
                                                                    ------------
CHILE -- (1.2%)
    Banmedica SA........................................  1,648,992    2,738,567
    Besalco SA..........................................  2,234,772    1,549,999
    Cementos BIO BIO SA.................................    452,622      405,558
    CFR Pharmaceuticals SA..............................  4,607,397    1,546,458
    Cia General de Electricidad SA......................     74,704      336,934
*   Cia Pesquera Camanchaca SA..........................    194,645        9,289
*   Cia Sud Americana de Vapores SA..................... 38,854,946    1,766,041
    Cintac SA...........................................    324,650       61,578
*   Clinica LAS Condes SA...............................        349       24,941
    Cristalerias de Chile SA............................    156,836    1,096,670
    Cruz Blanca Salud SA................................    794,071      673,120
    E.CL SA.............................................  3,551,058    4,925,903
    Empresa Electrica Pilmaiquen........................     46,897      229,554
*   Empresas AquaChile SA...............................  1,281,212      817,514
    Empresas Hites SA...................................  1,245,628      652,832
    Empresas Iansa SA................................... 21,786,947      752,220
*   Empresas La Polar SA................................  4,856,212      314,958
    Enjoy SA............................................  1,299,391      159,258
    Forus SA............................................    725,846    3,299,761
    Gasco SA............................................    151,805    1,034,980
    Grupo Security SA...................................  1,718,102      567,650
    Inversiones Aguas Metropolitanas SA.................  3,316,946    5,247,516
    Inversiones La Construccion SA......................     61,041      733,094
*   Invexans SA......................................... 27,288,748      429,346
*   Latam Airlines Group SA.............................    134,619    1,545,708
    Masisa SA........................................... 14,224,085      650,991
    Molibdenos y Metales SA.............................      5,009       58,669
*   Multiexport Foods SA................................  3,502,735      734,801
    Parque Arauco SA....................................  5,713,333   10,686,967
    PAZ Corp. SA........................................  1,238,668      714,579
    Ripley Corp. SA.....................................  6,008,329    3,599,557
    Salfacorp SA........................................  2,178,335    1,656,514
    Sigdo Koppers SA....................................    735,025    1,088,923
    Sociedad Matriz SAAM SA............................. 27,402,135    2,299,359
    Socovesa SA.........................................  2,895,998      661,691
    Sonda SA............................................    221,045      507,759
*   Tech Pack SA........................................    272,888      144,070
    Vina Concha y Toro SA...............................  4,284,630    8,389,045
    Vina Concha y Toro SA Sponsored ADR.................      2,025       78,489
    Vina San Pedro Tarapaca SA.......................... 40,093,814      297,148
                                                                    ------------
TOTAL CHILE.............................................              62,488,011
                                                                    ------------
CHINA -- (13.3%)
    361 Degrees International, Ltd......................  3,581,000      837,221
    Agile Property Holdings, Ltd........................  7,496,000    6,407,290
#   Ajisen China Holdings, Ltd..........................  2,370,000    1,940,241

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
    AMVIG Holdings, Ltd..................................  2,228,000 $  836,062
#   Angang Steel Co., Ltd. Class H.......................  3,124,000  2,305,504
#   Anhui Expressway Co., Ltd. Class H...................  2,746,000  1,626,750
    Anta Sports Products, Ltd............................  3,936,000  6,469,295
#   Anton Oilfield Services Group........................  5,444,000  3,058,351
#   Anxin-China Holdings, Ltd............................ 13,975,000  1,761,495
    Asia Cement China Holdings Corp......................  2,385,500  1,759,305
*   Asia Energy Logistics Group, Ltd..................... 25,160,000    267,681
#   Asian Citrus Holdings, Ltd...........................  3,627,000    783,359
*   Ausnutria Dairy Corp., Ltd...........................    365,000     12,904
*   AVIC International Holdings, Ltd.....................    868,000    346,449
#   AviChina Industry & Technology Co., Ltd. Class H..... 10,706,788  6,190,108
#   Baoxin Auto Group, Ltd...............................  2,582,500  2,079,632
    Baoye Group Co., Ltd. Class H........................  1,860,000  1,134,519
*   BaWang International Group Holding, Ltd..............    688,000     33,940
    BBMG Corp. Class H...................................  1,993,000  1,544,602
    Beijing Capital International Airport Co., Ltd.
      Class H............................................  9,730,000  6,693,885
#   Beijing Capital Land, Ltd. Class H...................  6,196,500  2,308,284
    Beijing Enterprises Water Group, Ltd.................  9,513,660  6,219,837
#   Beijing Jingneng Clean Energy Co., Ltd. Class H......  5,156,000  2,170,009
    Beijing North Star Co., Ltd. Class H.................  3,514,000    960,496
    Biostime International Holdings, Ltd.................    610,500  2,780,430
#   Bloomage Biotechnology Corp., Ltd....................    712,500  1,744,492
    Boer Power Holdings, Ltd.............................  1,447,000  1,754,888
#   Bosideng International Holdings, Ltd................. 14,294,000  2,413,638
    BYD Electronic International Co., Ltd................  4,058,815  2,980,731
    C C Land Holdings, Ltd...............................  7,964,343  1,739,750
    C.banner International Holdings, Ltd.................     62,000     20,071
    Carrianna Group Holdings Co., Ltd....................  1,817,257    346,520
    CECEP COSTIN New Materials Group, Ltd................    961,000    368,261
    Central China Real Estate, Ltd.......................  3,367,626    983,765
*   CGN Mining Co., Ltd..................................  1,465,000    157,279
#   Changshouhua Food Co., Ltd...........................  1,696,000  1,575,876
#*  Chaoda Modern Agriculture Holdings, Ltd..............  6,771,138    203,135
#   Chaowei Power Holdings, Ltd..........................  2,948,000  1,675,662
*   Chigo Holding, Ltd................................... 24,026,000    573,715
*   Chiho-Tiande Group, Ltd..............................     64,000     24,085
    China Aerospace International Holdings, Ltd.......... 12,416,500  1,302,245
    China Agri-Industries Holdings, Ltd.................. 11,310,800  4,907,072
#   China All Access Holdings, Ltd.......................  3,184,000  1,301,954
    China Animal Healthcare, Ltd.........................  3,671,000  2,410,874
#   China Aoyuan Property Group, Ltd.....................  6,400,000  1,180,987
*   China Automation Group, Ltd..........................  3,303,000    670,351
    China BlueChemical, Ltd..............................  7,980,000  4,120,364
*   China Chengtong Development Group, Ltd...............  1,562,000     81,892
#   China Child Care Corp., Ltd..........................  3,070,000    903,171
    China Communications Services Corp., Ltd. Class H.... 10,224,000  4,995,848
#   China Datang Corp. Renewable Power Co., Ltd. Class H. 14,482,000  2,152,658
    China Dongxiang Group Co., Ltd....................... 13,246,985  2,594,317
#*  China Dredging Environment Protection Holdings, Ltd..  3,088,000    932,860
*   China Energine International Holdings, Ltd...........  4,080,000    335,664
    China Everbright International, Ltd..................  3,078,800  4,110,328
    China Everbright, Ltd................................  3,554,000  5,483,823

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
#   China Fiber Optic Network System Group, Ltd..........  5,202,000 $1,508,404
#*  China Foods, Ltd.....................................  3,764,000  1,430,001
    China Glass Holdings, Ltd............................  4,002,000    526,798
*   China Green Holdings, Ltd............................  1,212,000     62,968
*   China High Precision Automation Group, Ltd...........  1,289,000    202,912
#*  China High Speed Transmission Equipment Group Co.,
      Ltd................................................  5,250,000  4,095,235
#   China Hongqiao Group, Ltd............................  3,378,000  2,889,941
*   China Household Holdings, Ltd........................  3,730,000    392,489
#*  China Huiyuan Juice Group, Ltd.......................  2,812,000  1,259,925
    China ITS Holdings Co., Ltd..........................  3,973,000    642,943
#*  China Jiuhao Health Industry Corp., Ltd..............  5,800,000    344,888
#   China Lesso Group Holdings, Ltd......................  6,105,000  3,591,884
#   China Lilang, Ltd....................................  2,368,000  1,544,694
#   China Lumena New Materials Corp...................... 14,530,000  2,343,533
    China Machinery Engineering Corp. Class H............  1,329,000    811,326
#   China Medical System Holdings, Ltd...................  5,009,500  6,182,527
    China Merchants Land, Ltd............................  6,528,000    972,270
#*  China Metal Recycling Holdings, Ltd..................  2,401,686    547,891
*   China Mining Resources Group, Ltd....................  3,530,000     36,219
#*  China Modern Dairy Holdings, Ltd.....................  5,468,000  2,530,712
#   China National Materials Co., Ltd....................  6,206,000  1,432,780
#*  China New Town Development Co., Ltd..................  6,403,148    376,204
#   China Oil & Gas Group, Ltd........................... 22,900,000  4,050,159
    China Outfitters Holdings, Ltd.......................     24,000      3,457
#   China Overseas Grand Oceans Group, Ltd...............  4,056,500  3,275,150
#   China Power International Development, Ltd........... 13,612,000  5,655,121
#*  China Power New Energy Development Co., Ltd.......... 31,840,000  1,947,909
#*  China Precious Metal Resources Holdings Co., Ltd..... 18,124,318  2,405,867
*   China Properties Group, Ltd..........................  2,464,000    547,629
    China Qinfa Group, Ltd...............................  2,656,000    132,098
#*  China Rare Earth Holdings, Ltd.......................  6,516,000    888,588
#*  China Rongsheng Heavy Industries Group Holdings,
      Ltd................................................ 15,127,500  3,056,495
*   China Ruifeng Renewable Energy, Ltd..................  4,232,000    806,302
#   China Sanjiang Fine Chemicals Co., Ltd...............  3,157,000  1,135,319
#   China SCE Property Holdings, Ltd.....................  5,883,200  1,188,547
#   China Shanshui Cement Group, Ltd..................... 10,313,000  3,718,642
    China Shineway Pharmaceutical Group, Ltd.............  1,696,200  2,836,972
#*  China Shipping Container Lines Co., Ltd. Class H.....  6,987,000  2,018,048
#*  China Shipping Development Co., Ltd. Class H.........  8,656,000  5,695,966
#   China Singyes Solar Technologies Holdings, Ltd.......  2,592,200  3,778,346
#   China South City Holdings, Ltd....................... 10,282,000  5,152,395
    China Southern Airlines Co., Ltd. Class H............  3,230,000  1,092,208
    China Southern Airlines Co., Ltd. Sponsored ADR......      2,821     46,970
    China Starch Holdings, Ltd...........................  6,470,000    162,068
#   China Suntien Green Energy Corp., Ltd. Class H.......  9,153,000  2,816,131
*   China Taifeng Beddings Holdings, Ltd.................  1,500,000    265,738
*   China Taiping Insurance Holdings Co., Ltd............  3,573,600  7,792,268
#*  China Tian Lun Gas Holdings, Ltd.....................    756,000    905,783
    China Tianyi Holdings, Ltd...........................  1,876,000    296,149
*   China Tontine Wines Group, Ltd.......................  1,610,000     69,323
*   China Traditional Chinese Medicine Co., Ltd..........  2,158,000    934,147
    China Travel International Investment Hong Kong,
      Ltd................................................ 14,349,900  3,416,404
    China Vanadium Titano - Magnetite Mining Co., Ltd....  5,645,000    688,423

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
#   China Water Affairs Group, Ltd......................  6,502,000 $ 2,247,235
#*  China Water Industry Group, Ltd.....................  2,272,000     430,062
*   China WindPower Group, Ltd.......................... 24,894,964   2,014,805
#*  China Yurun Food Group, Ltd.........................  7,987,000   3,817,445
#   China ZhengTong Auto Services Holdings, Ltd.........  4,505,000   2,493,223
#   China Zhongwang Holdings, Ltd.......................  7,934,000   2,857,137
#*  Chinasoft International, Ltd........................  6,164,000   1,901,766
#*  ChinaVision Media Group, Ltd........................ 12,460,000   2,552,711
*   Chinese People Holdings Co., Ltd....................  8,028,000     200,684
*   Chongqing Iron & Steel Co., Ltd. Class H............  2,247,400     501,963
    Chongqing Machinery & Electric Co., Ltd. Class H....  6,196,000   1,000,123
    Chongqing Rural Commercial Bank Class H.............    502,000     248,294
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd.....................................  2,662,000     946,216
#   CIMC Enric Holdings, Ltd............................  2,868,000   3,414,911
*   Citic 21CN Co., Ltd.................................  5,303,200   4,010,154
*   CITIC Dameng Holdings, Ltd..........................    274,000      24,582
*   CITIC Resources Holdings, Ltd....................... 11,982,600   1,781,818
#*  Citychamp Watch & Jewellery Group, Ltd.............. 11,388,000   1,462,659
    Clear Media, Ltd....................................    251,000     245,915
*   Coastal Greenland, Ltd..............................  5,154,000     181,660
#*  Comba Telecom Systems Holdings, Ltd.................  4,786,577   1,551,297
#*  Comtec Solar Systems Group, Ltd.....................  4,320,000     714,639
    Coolpad Group, Ltd.................................. 13,696,000   3,188,249
#   Cosco International Holdings, Ltd...................  2,703,000   1,137,575
    COSCO Pacific, Ltd..................................    551,792     830,587
*   Coslight Technology International Group, Ltd........    510,000     460,764
#   CP Pokphand Co., Ltd................................ 22,560,594   2,658,209
#   CPMC Holdings, Ltd..................................  2,098,000   1,808,619
    CSPC Pharmaceutical Group, Ltd......................    303,877     236,811
*   DaChan Food Asia, Ltd...............................  1,725,955     213,515
#   Dah Chong Hong Holdings, Ltd........................  4,286,000   2,627,287
#   Dalian Port PDA Co., Ltd. Class H...................  6,070,000   1,759,164
    DaMing International Holdings, Ltd..................    510,000     176,020
#   Daphne International Holdings, Ltd..................  6,020,000   2,639,030
#   Dawnrays Pharmaceutical Holdings, Ltd...............  2,322,943   1,867,906
#*  DBA Telecommunication Asia Holdings, Ltd............  2,108,000     103,631
    Digital China Holdings, Ltd.........................  3,999,800   3,936,524
    Dongfang Electric Corp., Ltd. Class H...............    183,600     316,819
#   Dongjiang Environmental Co., Ltd. Class H...........    193,650     725,144
#   Dongyue Group, Ltd..................................  7,163,000   3,275,754
#*  Dynasty Fine Wines Group, Ltd.......................  1,614,000      56,229
    Embry Holdings, Ltd.................................    473,000     266,821
    EVA Precision Industrial Holdings, Ltd..............  5,958,435   1,392,403
*   EverChina International Holdings Co., Ltd........... 17,180,000     749,959
    Evergreen International Holdings, Ltd...............  1,246,000     159,828
*   Extrawell Pharmaceutical Holdings, Ltd..............  6,867,921     300,488
#   Fantasia Holdings Group Co., Ltd....................  9,633,000   1,172,805
#   First Tractor Co., Ltd. Class H.....................  3,351,176   2,515,779
    Franshion Properties China, Ltd..................... 18,782,300   5,514,404
#   Fufeng Group, Ltd...................................  6,004,600   2,322,563
    Geely Automobile Holdings, Ltd...................... 26,870,000  10,769,097
*   Global Bio-Chem Technology Group Co., Ltd...........  9,996,800     384,427
*   Global Sweeteners Holdings, Ltd.....................    770,951      38,798

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
*   Glorious Property Holdings, Ltd...................... 13,214,501 $1,953,599
    Goldbond Group Holdings, Ltd.........................    210,000     10,617
#   Golden Eagle Retail Group, Ltd.......................  3,089,000  3,969,781
#   Golden Meditech Holdings, Ltd........................  4,855,193    778,866
#   Goldlion Holdings, Ltd...............................  1,047,962    451,050
    GOME Electrical Appliances Holding, Ltd.............. 51,812,000  8,745,368
    Good Friend International Holdings, Inc..............    404,667    124,629
#   Goodbaby International Holdings, Ltd.................  2,969,000  1,488,087
#   Greatview Aseptic Packaging Co., Ltd.................  3,156,000  2,473,911
    Greenland Hong Kong Holdings, Ltd....................  1,727,000    851,905
    Greentown China Holdings, Ltd........................  3,486,148  4,484,736
#   Guangdong Land Holdings, Ltd.........................  4,396,800    968,671
    Guangshen Railway Co., Ltd. Class H..................  7,452,000  2,993,126
    Guangshen Railway Co., Ltd. Sponsored ADR............      5,067    101,644
    Guangzhou Shipyard International Co., Ltd. Class H...    159,400    281,365
#   Guodian Technology & Environment Group Co., Ltd.
      Class H............................................  2,813,000    630,464
    Hainan Meilan International Airport Co., Ltd.
      Class H............................................    720,000    627,642
#   Haitian International Holdings, Ltd..................  2,380,000  5,563,184
#   Hanergy Solar Group, Ltd............................. 42,960,000  6,730,020
    Harbin Electric Co., Ltd. Class H....................  3,783,413  2,538,878
    Henderson Investment, Ltd............................    596,000     47,490
*   Heng Tai Consumables Group, Ltd...................... 14,673,193    264,589
#   Hengdeli Holdings, Ltd............................... 11,297,399  1,963,908
#*  Hidili Industry International Development, Ltd.......  5,079,000    660,262
#   Hilong Holding, Ltd..................................  3,673,000  2,059,614
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H..  2,030,000  2,582,650
#*  HKC Holdings, Ltd.................................... 17,896,447    539,903
#   Honghua Group, Ltd...................................  7,696,000  1,885,979
    Hopefluent Group Holdings, Ltd.......................    435,670    150,782
#   Hopewell Highway Infrastructure, Ltd.................  4,252,000  2,193,188
#*  Hopson Development Holdings, Ltd.....................  3,584,000  3,997,985
    HOSA International, Ltd..............................    238,000     73,224
    Hua Han Bio-Pharmaceutical Holdings, Ltd............. 11,022,277  3,074,361
*   Hua Lien International Holding Co., Ltd..............    998,000     54,836
#   Huabao International Holdings, Ltd...................  9,322,014  6,793,058
#   Huadian Power International Corp., Ltd. Class H......  4,506,000  2,772,446
    Huaneng Renewables Corp., Ltd. Class H............... 15,148,000  5,019,497
*   Huili Resources Group, Ltd...........................    458,000     73,290
#*  Hunan Nonferrous Metal Corp., Ltd. Class H........... 10,634,000  3,645,555
    Hutchison Harbour Ring, Ltd..........................  7,098,000    538,854
    Inspur International, Ltd............................  2,056,000    433,933
    Intime Retail Group Co., Ltd.........................  6,140,500  5,721,160
*   Jinchuan Group International Resources Co., Ltd......  2,262,000    255,992
    Jingwei Textile Machinery Class H....................  1,272,000  1,211,951
#   Ju Teng International Holdings, Ltd..................  4,498,000  3,005,303
    Jutal Offshore Oil Services, Ltd.....................    728,000    269,325
*   Kai Yuan Holdings, Ltd............................... 15,260,000    248,474
#   Kaisa Group Holdings, Ltd............................  9,456,000  3,454,307
    Kasen International Holdings, Ltd....................    222,000     45,910
    Kingboard Chemical Holdings, Ltd.....................  3,591,921  7,537,339
    Kingboard Laminates Holdings, Ltd....................  4,689,000  1,935,383
#*  Kingdee International Software Group Co., Ltd........  3,231,200  1,119,880
#   Kingsoft Corp., Ltd..................................  2,937,000  8,667,518

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
    KWG Property Holding, Ltd............................  6,299,950 $4,599,685
#*  Labixiaoxin Snacks Group, Ltd........................  1,764,000    339,162
    Lai Fung Holdings, Ltd............................... 26,020,440    608,374
#   Le Saunda Holdings, Ltd..............................  1,698,000    795,900
    Lee & Man Chemical Co., Ltd..........................    934,785    510,534
    Lee & Man Paper Manufacturing, Ltd...................  8,268,000  5,026,267
*   Leoch International Technology, Ltd..................  1,436,000    314,895
#*  Li Ning Co., Ltd.....................................  1,301,250    789,941
#*  Lianhua Supermarket Holdings Co., Ltd. Class H.......  2,067,600  1,137,149
*   Lifetech Scientific Corp.............................    396,000    680,746
    Lijun International Pharmaceutical Holding Co., Ltd..  8,518,000  3,769,271
*   Lingbao Gold Co., Ltd. Class H.......................    682,000    119,583
    Livzon Pharmaceutical Group, Inc. Class H............     73,600    453,391
*   LK Technology Holdings, Ltd..........................    837,500     83,749
    Lonking Holdings, Ltd................................ 12,626,000  2,259,846
*   Loudong General Nice Resources China Holdings, Ltd...  7,842,140    537,945
*   Maanshan Iron & Steel Co., Ltd. Class H..............  9,250,000  2,157,315
*   Madex International Holdings, Ltd.................... 18,920,000    287,279
    Maoye International Holdings, Ltd....................  6,490,000  1,091,503
#*  Microport Scientific Corp............................  1,897,000  1,136,641
#   MIE Holdings Corp....................................  4,580,000    778,683
    MIN XIN Holdings, Ltd................................    418,000    227,461
#*  Mingfa Group International Co., Ltd..................  5,806,000  1,345,488
*   Mingyuan Medicare Development Co., Ltd...............    510,000     11,862
#   Minmetals Land, Ltd..................................  6,076,000    835,598
#   Minth Group, Ltd.....................................  3,199,000  6,103,112
#   MMG, Ltd.............................................  8,022,000  3,195,774
    MOBI Development Co., Ltd............................    613,000    127,816
*   Nan Hai Corp., Ltd................................... 25,550,000    163,315
    Nanjing Panda Electronics Co., Ltd. Class H..........    134,000     86,654
    Nature Home Holding Co., Ltd.........................    520,000     85,579
#   NetDragon Websoft, Inc...............................    979,544  1,831,936
    New World China Land, Ltd............................    430,000    256,957
    New World Department Store China, Ltd................  2,276,462  1,002,922
#   Nine Dragons Paper Holdings, Ltd.....................  9,746,000  8,006,487
#*  North Mining Shares Co., Ltd......................... 19,560,000  1,097,877
#   NVC Lighting Holdings, Ltd...........................  7,010,000  1,585,559
*   O-Net Communications Group, Ltd......................  1,308,000    365,296
    Overseas Chinese Town Asia Holdings, Ltd.............    764,183    281,003
#   Pacific Online, Ltd..................................  2,016,365  1,115,910
#   Parkson Retail Group, Ltd............................  6,696,500  2,003,521
#*  PAX Global Technology, Ltd...........................  1,141,000    874,626
    Peak Sport Products Co., Ltd.........................  2,750,000    728,252
#   Phoenix Satellite Television Holdings, Ltd...........  5,986,000  2,065,310
    Poly Property Group Co., Ltd......................... 10,668,000  5,163,116
    Ports Design, Ltd....................................  1,970,500    843,209
*   Pou Sheng International Holdings, Ltd................  8,067,806    706,121
#*  Powerlong Real Estate Holdings, Ltd..................  6,160,000    926,616
*   Prosperity International Holdings HK, Ltd............  5,020,000    160,695
    Qingling Motors Co., Ltd. Class H....................  1,694,000    508,759
    Qunxing Paper Holdings Co., Ltd......................    669,913     32,674
*   Real Gold Mining, Ltd................................    300,500     10,198
#   Real Nutriceutical Group, Ltd........................  4,270,000  1,045,067

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Regent Manner International Holdings, Ltd...........  2,844,000 $   656,868
#*  Renhe Commercial Holdings Co., Ltd.................. 62,338,000   3,080,668
#   REXLot Holdings, Ltd................................ 52,801,502   5,496,567
#   Road King Infrastructure, Ltd.......................  1,287,000   1,202,406
    Samson Holding, Ltd.................................  3,499,000     446,763
#*  Sany Heavy Equipment International Holdings Co.,
      Ltd...............................................  4,601,000   1,078,869
    Sateri Holdings, Ltd................................    119,500      23,179
    Scud Group, Ltd.....................................  1,876,000     270,561
#*  Semiconductor Manufacturing International Corp...... 96,326,000   8,735,755
*   Semiconductor Manufacturing International Corp. ADR.     13,049      59,373
    Shandong Chenming Paper Holdings, Ltd. Class H......  1,863,000     880,838
    Shanghai Industrial Holdings, Ltd...................  1,700,000   5,657,938
#*  Shanghai Industrial Urban Development Group, Ltd....  9,080,000   1,864,796
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H......................................  5,906,000   1,849,777
    Shanghai Prime Machinery Co., Ltd. Class H..........  4,298,000     693,994
*   Shanghai Zendai Property, Ltd.......................  8,390,000     133,435
    Shengli Oil & Gas Pipe Holdings, Ltd................  4,506,000     329,490
#   Shenguan Holdings Group, Ltd........................  5,768,000   2,187,487
    Shenzhen Expressway Co., Ltd. Class H...............  3,662,400   2,215,895
    Shenzhen International Holdings, Ltd................  4,811,751   5,934,981
    Shenzhen Investment, Ltd............................ 13,150,912   4,528,103
    Shenzhou International Group Holdings, Ltd..........    926,000   2,915,238
*   Shougang Concord International Enterprises Co.,
      Ltd............................................... 23,560,000   1,128,957
#   Shougang Fushan Resources Group, Ltd................ 21,052,000   5,496,077
    Shui On Land, Ltd................................... 19,170,643   5,116,245
*   Shunfeng Photovoltaic International, Ltd............    834,000     925,389
    Sichuan Expressway Co., Ltd. Class H................  4,606,000   1,536,934
    Sihuan Pharmaceutical Holdings Group, Ltd...........  4,812,000   2,949,933
*   Sijia Group Co......................................  1,076,350      35,693
    Silver Grant International Industries, Ltd..........  4,750,000     631,525
*   SIM Technology Group, Ltd...........................    510,000      28,574
    Sino Biopharmaceutical, Ltd......................... 13,536,000  11,636,431
#*  Sino Oil And Gas Holdings, Ltd...................... 56,847,766   1,810,315
#   Sino-Ocean Land Holdings, Ltd....................... 11,957,935   6,983,738
#*  Sinofert Holdings, Ltd.............................. 12,637,327   1,778,387
#*  Sinolink Worldwide Holdings, Ltd.................... 10,218,800     916,229
    SinoMedia Holding, Ltd..............................  1,513,000   1,159,586
    Sinopec Kantons Holdings, Ltd.......................  1,632,000   1,206,684
#*  Sinopec Yizheng Chemical Fibre Co., Ltd. Class H....  3,558,001     812,596
*   Sinotrans Shipping, Ltd.............................  6,209,086   1,707,911
#   Sinotrans, Ltd. Class H.............................  8,358,000   5,176,375
    Sinotruk Hong Kong, Ltd.............................  2,941,000   1,555,368
    SITC International Holdings Co., Ltd................  4,037,000   1,774,815
    Skyworth Digital Holdings, Ltd......................  9,610,892   4,743,960
    SMI Corp., Ltd...................................... 14,404,066     546,539
*   Solargiga Energy Holdings, Ltd......................  8,590,000     445,658
*   Sparkle Roll Group, Ltd.............................  6,616,000     349,547
    Springland International Holdings, Ltd..............  3,438,000   1,416,965
#   SPT Energy Group, Inc...............................  4,150,000   2,190,568
    SRE Group, Ltd...................................... 16,652,346     520,201
    Sun King Power Electronics Group....................    132,000       9,305
#   Sunac China Holdings, Ltd...........................  7,899,000   6,467,214
#   Sunny Optical Technology Group Co., Ltd.............  3,495,000   4,578,668

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

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
#*  Superb Summit International Group, Ltd...............    170,000 $   21,081
    TCC International Holdings, Ltd......................  4,185,098  1,934,015
#   TCL Communication Technology Holdings, Ltd...........  2,504,198  3,116,615
#*  TCL Multimedia Technology Holdings, Ltd..............  3,322,510  1,221,320
    Tenfu Cayman Holdings Co., Ltd.......................    153,000     64,512
#   Texhong Textile Group, Ltd...........................  1,460,000  1,105,038
#   Tian An China Investment Co., Ltd....................  1,383,000  1,032,768
    Tian Shan Development Holding, Ltd...................  1,390,000    595,820
#   Tiangong International Co., Ltd......................  5,884,000  1,276,250
#   Tianjin Capital Environmental Protection Group Co.,
      Ltd. Class H.......................................  1,572,000  1,115,049
#   Tianjin Development Hldgs, Ltd.......................  2,116,000  1,724,329
*   Tianjin Jinran Public Utilities Co., Ltd. Class H....  1,910,000    432,826
    Tianjin Port Development Holdings, Ltd............... 10,408,800  1,707,487
#   Tianneng Power International, Ltd....................  4,016,048  1,540,107
#   Tibet 5100 Water Resources Holdings, Ltd.............  6,635,000  2,291,035
#   Tomson Group, Ltd....................................  1,120,751    305,414
#   Tong Ren Tang Technologies Co., Ltd. Class H.........  3,268,000  4,640,531
    Tongda Group Holdings, Ltd........................... 14,480,000  2,061,266
    Tonly Electronics Holdings, Ltd......................    287,451    225,636
    Top Spring International Holdings, Ltd...............     34,000     11,327
    Towngas China Co., Ltd...............................  3,915,000  4,512,795
#   TPV Technology, Ltd..................................  3,783,964    818,129
    Travelsky Technology, Ltd. Class H...................  4,569,090  4,124,671
#   Trigiant Group, Ltd..................................  2,774,000    800,907
*   Trony Solar Holdings Co., Ltd........................  1,757,000     26,752
#   Truly International Holdings, Ltd....................  7,141,573  4,296,450
#   Uni-President China Holdings, Ltd....................  5,477,000  4,494,447
*   United Energy Group, Ltd............................. 13,116,450  1,939,448
*   V1 Group, Ltd........................................ 16,925,600  1,587,185
#*  Wanda Commercial Properties Group Co., Ltd...........  1,039,000    334,705
    Wanguo International Mining Group, Ltd...............    230,000     82,466
    Wasion Group Holdings, Ltd...........................  2,612,000  2,072,547
    Weiqiao Textile Co. Class H..........................  2,509,500  1,338,930
#   Welling Holding, Ltd.................................  5,290,000  1,521,558
    West China Cement, Ltd............................... 16,444,000  1,996,853
*   Winsway Enterprises Holdings, Ltd....................  6,894,000    429,142
    World Wide Touch Technology Holdings, Ltd............  3,216,000    131,422
#   Wumart Stores, Inc. Class H..........................  2,757,000  2,450,682
    Xiamen International Port Co., Ltd. Class H..........  5,518,000  1,011,615
    Xiao Nan Guo Restaurants Holdings, Ltd...............    250,000     30,392
#   Xingda International Holdings, Ltd...................  5,376,000  2,153,157
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H............................................    307,103    259,779
    Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H............................................  1,852,800  2,103,260
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H....  4,094,598  1,087,763
*   Xiwang Property Holdings Co., Ltd....................  2,422,344    175,900
    Xiwang Special Steel Co., Ltd........................  2,743,000    376,363
    XTEP International Holdings, Ltd.....................  3,168,000  1,353,795
*   Yanchang Petroleum International, Ltd................ 23,970,000  1,196,111
#   Yingde Gases Group Co., Ltd..........................  4,891,500  5,338,789
    Yip's Chemical Holdings, Ltd.........................  1,490,000    971,201
    Youyuan International Holdings, Ltd..................  1,131,700    246,470
    Yuanda China Holdings, Ltd...........................  8,898,000    673,660
    Yuexiu Property Co., Ltd............................. 27,287,432  6,114,243

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

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
#   Yuexiu Transport Infrastructure, Ltd...............  3,808,018 $  2,499,516
    Yuzhou Properties Co., Ltd.........................  5,245,120    1,215,354
*   Zall Development Group, Ltd........................  2,673,000      949,827
#   Zhaojin Mining Industry Co., Ltd...................  4,386,500    2,723,245
    Zhejiang Expressway Co., Ltd. Class H..............  5,900,000    6,396,620
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H..........................................    611,000      382,737
    Zhong An Real Estate, Ltd..........................  4,167,400      708,899
#   Zhongsheng Group Holdings, Ltd.....................  3,105,500    3,931,316
    Zhuzhou CSR Times Electric Co., Ltd. Class H.......  1,824,000    6,249,843
                                                                   ------------
TOTAL CHINA............................................             725,032,455
                                                                   ------------
COLOMBIA -- (0.0%)
    Bolsa de Valores de Colombia....................... 16,711,449      221,722
    Celsia SA ESP......................................    186,079      603,822
    Constructora Conconcreto SA........................    293,150      238,988
    Empresa de Telecomunicaciones de Bogota............  1,305,521      352,685
*   Fabricato SA....................................... 13,706,296      128,537
    Grupo Odinsa SA....................................     39,599      166,689
    Isagen SA ESP......................................     63,666      110,082
    Mineros SA.........................................    102,961      158,824
                                                                   ------------
TOTAL COLOMBIA.........................................               1,981,349
                                                                   ------------
GREECE -- (0.9%)
    Aegean Airlines SA.................................    261,316    2,185,126
*   Astir Palace Hotel SA..............................     73,995      394,172
    Athens Water Supply & Sewage Co. SA (The)..........    199,331    2,551,010
*   Attica Bank........................................    999,549      167,959
    Bank of Greece.....................................    142,930    2,651,293
*   Corinth Pipeworks SA...............................      6,729       13,206
*   Diagnostic & Therapeutic Center of Athens
      Hygeia SA........................................     62,561       24,439
*   Ellaktor SA........................................    909,399    4,606,462
    Elval - Hellenic Aluminium Industry SA.............     61,004      141,129
*   Fourlis Holdings SA................................    283,268    2,006,188
*   Frigoglass SA......................................    167,513      785,171
*   GEK Terna Holding Real Estate Construction SA......    475,188    2,361,543
    Hellenic Exchanges - Athens Stock Exchange SA
    Holding............................................    536,300    5,305,689
*   Iaso SA............................................    234,070      340,135
*   Intracom Holdings SA...............................    686,768      606,902
*   Intralot SA-Integrated Lottery Systems & Services..    865,039    2,133,922
*   J&P-Avax SA........................................    242,137      466,197
*   Lamda Development SA...............................     16,844      112,579
*   Marfin Investment Group Holdings SA................  6,320,159    3,743,968
    Metka SA...........................................    185,058    2,983,159
    Motor Oil Hellas Corinth Refineries SA.............    395,567    4,258,737
*   Mytilineos Holdings SA.............................    579,170    4,955,855
    Piraeus Port Authority.............................     41,359      938,493
    Sarantis SA........................................     95,423    1,016,893
*   Sidenor Holdings SA................................     90,590      172,774
    Terna Energy SA....................................    257,713    1,333,398

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
GREECE -- (Continued)
    Thessaloniki Water Supply & Sewage Co. SA............    15,807 $    92,516
                                                                    -----------
TOTAL GREECE.............................................            46,348,915
                                                                    -----------
HUNGARY -- (0.0%)
*   Danubius Hotel and SpA P.L.C.........................    40,728     949,348
*   FHB Mortgage Bank P.L.C..............................    27,009      83,512
*   PannErgy.............................................    89,698     118,338
                                                                    -----------
TOTAL HUNGARY............................................             1,151,198
                                                                    -----------
INDIA -- (9.6%)
*   3M India, Ltd........................................     5,470     442,449
*   Aarti Industries.....................................    39,017     138,793
    Aban Offshore, Ltd...................................   122,757   1,552,590
*   ABG Shipyard, Ltd....................................   174,417     725,953
*   Advanta, Ltd.........................................   142,847     716,340
    Agro Tech Foods, Ltd.................................    54,133     505,315
    Ahmednagar Forgings, Ltd.............................    26,195     121,502
    AIA Engineering, Ltd.................................   105,580   1,344,825
    Ajanta Pharma, Ltd...................................   103,292   2,740,891
    Akzo Nobel India, Ltd................................    67,372   1,155,933
    Alembic Pharmaceuticals, Ltd.........................   490,590   2,834,448
    Allahabad Bank....................................... 1,087,083   2,160,098
    Alok Industries, Ltd................................. 5,490,403   1,109,347
    Alstom India, Ltd....................................   148,374   1,303,798
    Amara Raja Batteries, Ltd............................   470,856   3,801,556
    Amtek Auto, Ltd......................................   691,784   2,941,306
    Amtek India, Ltd.....................................   421,270     632,937
*   Anant Raj, Ltd....................................... 1,147,745   1,183,611
*   Andhra Bank..........................................   975,330   1,318,873
    Apar Industries, Ltd.................................    15,065      84,606
    Apollo Hospitals Enterprise, Ltd.....................    64,709   1,072,237
    Apollo Tyres, Ltd.................................... 1,563,412   4,459,863
    Arvind, Ltd.......................................... 1,340,968   5,059,779
*   Asahi India Glass, Ltd...............................   257,301     379,639
*   Ashok Leyland, Ltd................................... 8,562,959   4,842,020
    Asian Hotels East, Ltd...............................     4,536      16,078
    Atul, Ltd............................................    69,305   1,360,249
    Aurobindo Pharma, Ltd................................ 1,129,123  13,172,358
    Automotive Axles, Ltd................................    11,648     119,307
    Bajaj Corp., Ltd.....................................   197,393     746,867
    Bajaj Electricals, Ltd...............................   207,026     982,592
    Bajaj Finance, Ltd...................................    62,702   2,288,523
    Bajaj Finserv, Ltd...................................   120,632   1,882,635
*   Bajaj Hindusthan, Ltd................................ 1,489,814     597,648
    Bajaj Holdings & Investment, Ltd.....................    92,719   1,985,579
*   Balkrishna Industries, Ltd...........................   166,123   2,147,924
    Ballarpur Industries, Ltd............................ 1,807,146     497,061
*   Balmer Lawrie & Co., Ltd.............................    66,974     608,369
*   Balrampur Chini Mills, Ltd........................... 1,179,089   1,468,382
    Bank Of Maharashtra..................................   849,337     649,355
*   Bannari Amman Sugars, Ltd............................    15,663     237,776
    BASF India, Ltd......................................    55,886     785,264

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Bata India, Ltd.......................................   145,561 $3,017,724
*   BEML, Ltd.............................................    91,544    956,328
    Berger Paints India, Ltd..............................   789,434  3,907,883
*   BGR Energy Systems, Ltd...............................   161,858    482,520
    Bharat Forge, Ltd.....................................   737,890  8,749,796
    Bhushan Steel, Ltd....................................   393,995  2,562,708
    Biocon, Ltd...........................................   508,356  3,932,371
    Birla Corp., Ltd......................................   107,350    672,366
    Blue Dart Express, Ltd................................    23,938  1,520,690
    Blue Star, Ltd........................................   157,634    747,107
    Bombay Burmah Trading Co..............................    43,374    153,443
    Bombay Dyeing & Manufacturing Co., Ltd................   785,565    918,624
*   Bombay Rayon Fashions, Ltd............................    14,855     39,175
    Brigade Enterprises, Ltd..............................    27,004     56,809
    Britannia Industries, Ltd.............................   230,022  4,329,876
    Capital First, Ltd....................................    38,554    155,253
    Carborundum Universal, Ltd............................   329,688    934,909
*   Ceat, Ltd.............................................    78,266    670,593
*   Central Bank Of India.................................   677,911    779,164
*   Century Plyboards India, Ltd..........................    47,122     67,040
    Century Textiles & Industries, Ltd....................   356,772  3,519,050
    CESC, Ltd.............................................   546,678  5,800,221
    Chambal Fertilizers & Chemicals, Ltd.................. 1,079,706  1,012,376
*   Chennai Petroleum Corp., Ltd..........................   336,439    466,704
    Cholamandalam Investment and Finance Co., Ltd.........    71,956    491,477
*   City Union Bank, Ltd.................................. 1,302,914  1,597,360
    Clariant Chemicals India, Ltd.........................    53,435    718,663
    Claris Lifesciences, Ltd..............................    82,834    231,904
    CMC, Ltd..............................................    60,897  1,923,403
    Coromandel International, Ltd.........................   514,179  2,040,164
    Corp. Bank............................................   216,216  1,266,645
*   Cox & Kings, Ltd......................................   332,188  1,443,034
    CRISIL, Ltd...........................................    11,905    349,031
    Crompton Greaves, Ltd................................. 2,205,917  7,059,758
    Cyient, Ltd...........................................   215,396  1,363,533
    Dalmia Bharat, Ltd....................................    62,797    460,059
    DB Corp., Ltd.........................................    43,770    234,098
*   DB Realty, Ltd........................................   815,914  1,090,845
*   DCB Bank, Ltd......................................... 1,475,813  2,003,535
    DCM Shriram, Ltd......................................   213,725    616,340
    Deepak Fertilisers & Petrochemicals Corp., Ltd........   224,154    604,899
*   Delta Corp., Ltd......................................   535,652    813,931
*   DEN Networks, Ltd.....................................   343,697  1,212,820
    Dena Bank............................................. 1,059,191  1,180,208
    Dewan Housing Finance Corp., Ltd......................    27,941    162,747
*   Dish TV India, Ltd.................................... 3,087,132  2,971,072
    Dishman Pharmaceuticals & Chemicals, Ltd..............   134,312    318,297
*   Dredging Corp. Of India, Ltd..........................    11,933     88,237
    eClerx Services, Ltd..................................    62,384  1,338,772
    Edelweiss Financial Services, Ltd.....................   687,337    694,472
*   Educomp Solutions, Ltd................................   125,968     64,752
    Eicher Motors, Ltd....................................    48,396  6,752,637
*   EID Parry India, Ltd..................................   431,793  1,370,919

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    EIH, Ltd..............................................   557,144 $  925,641
*   Elder Pharmaceuticals, Ltd............................     6,252     19,222
*   Electrosteel Castings, Ltd............................   711,611    347,494
*   Elgi Equipments, Ltd..................................   230,271    458,603
    Emami, Ltd............................................   142,377  1,272,180
    Engineers India, Ltd..................................   395,610  1,822,189
    Entertainment Network India, Ltd......................    48,584    350,926
*   Era Infra Engineering, Ltd............................   415,628    147,863
*   Eros International Media, Ltd.........................   199,846    724,169
    Escorts, Ltd..........................................   523,565  1,019,188
    Ess Dee Aluminium, Ltd................................   125,607  1,112,028
*   Essar Oil, Ltd........................................ 2,063,648  3,911,150
    Essar Ports, Ltd......................................   434,115    655,432
*   Essar Shipping, Ltd...................................   112,311     39,112
    Essel Propack, Ltd....................................   245,987    421,237
    Exide Industries, Ltd.................................   907,043  2,447,770
    FAG Bearings India, Ltd...............................    29,121  1,276,348
    FDC, Ltd..............................................   399,023    923,133
    Federal Bank, Ltd..................................... 3,805,760  7,499,337
*   Federal-Mogul Goetze India, Ltd.......................    61,495    271,596
*   Financial Technologies India, Ltd.....................   124,447    639,622
    Finolex Cables, Ltd...................................   422,088  1,441,775
*   Finolex Industries, Ltd...............................   324,175  1,487,444
*   Firstsource Solutions, Ltd............................ 1,393,467    880,737
*   Fortis Healthcare, Ltd................................   706,957  1,373,040
*   Future Consumer Enterprise, Ltd.......................   687,543    111,056
*   Future Lifestyle Fashions, Ltd........................    21,868     34,208
    Future Retail, Ltd....................................   284,732    582,566
*   Gammon India, Ltd.....................................   105,203     50,588
    Gateway Distriparks, Ltd..............................   426,924  1,645,150
    Gati, Ltd.............................................    66,849    129,814
    Gillette India, Ltd...................................    14,470    550,090
*   Gitanjali Gems, Ltd...................................   126,872    148,096
    Global Offshore Services, Ltd.........................     2,502     19,062
    GMR Infrastructure, Ltd............................... 9,412,702  4,163,036
*   Godfrey Phillips India, Ltd...........................     4,304    188,272
    Godrej Industries, Ltd................................   212,412  1,167,436
    Godrej Properties, Ltd................................   358,765  1,349,644
*   Gokul Refoils & Solvent, Ltd..........................    20,874      6,056
    Graphite India, Ltd...................................   333,056    604,102
*   Great Eastern Shipping Co., Ltd. (The)................   407,286  2,461,596
    Greaves Cotton, Ltd...................................   541,165  1,017,512
    Grindwell Norton, Ltd.................................    18,171    125,414
    Gruh Finance, Ltd.....................................   222,390    759,616
*   GTL Infrastructure, Ltd............................... 1,158,583     49,707
    Gujarat Alkalies & Chemicals, Ltd.....................   178,029    613,193
*   Gujarat Fluorochemicals, Ltd..........................   161,543  1,401,025
    Gujarat Gas Co., Ltd..................................    62,982    453,332
    Gujarat Industries Power Co., Ltd.....................     6,329      8,992
*   Gujarat Mineral Development Corp., Ltd................   536,132  1,359,336
*   Gujarat Narmada Valley Fertilizers & Chemicals, Ltd...   320,395    487,726
*   Gujarat NRE Coke, Ltd................................. 1,625,158    292,679
*   Gujarat Pipavav Port, Ltd.............................   369,670    886,248

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Gujarat State Fertilisers & Chemicals, Ltd............   856,905 $1,079,149
*   Gujarat State Petronet, Ltd........................... 1,097,043  1,610,704
*   Gulf Oil Corp., Ltd...................................    76,450    194,979
*   Gulf Oil Lubricants India, Ltd........................    76,450    316,990
*   GVK Power & Infrastructure, Ltd....................... 5,583,655  1,309,459
*   Hathway Cable & Datacom, Ltd..........................   298,526  1,567,687
    Havells India, Ltd....................................   371,251  7,334,579
*   HCL Infosystems, Ltd..................................   626,484    759,685
    HEG, Ltd..............................................    71,043    314,315
*   HeidelbergCement India, Ltd...........................   375,361    382,028
*   Hexa Tradex, Ltd......................................    73,518     44,945
    Hexaware Technologies, Ltd............................ 1,467,575  3,430,314
*   Hikal, Ltd............................................     2,335     23,296
*   Himachal Futuristic Communications, Ltd............... 2,067,552    492,657
    Hinduja Global Solutions, Ltd.........................    30,903    321,801
*   Hinduja Ventures, Ltd.................................    36,075    187,531
*   Hindustan Construction Co., Ltd....................... 1,572,759  1,028,468
*   Hindustan Oil Exploration Co., Ltd....................    69,160     59,946
    Hindustan Petroleum Corp., Ltd........................   682,702  4,473,472
    Honeywell Automation India, Ltd.......................    13,295  1,093,965
*   Hotel Leela Venture, Ltd..............................   540,246    224,477
*   Housing Development & Infrastructure, Ltd............. 2,154,402  3,296,069
    HSIL, Ltd.............................................   150,799    605,211
    HT Media, Ltd.........................................   364,057    634,808
    IDBI Bank, Ltd........................................ 1,235,384  1,811,227
    IIFL Holdings, Ltd.................................... 1,112,965  2,387,838
*   IL&FS Transportation Networks, Ltd....................   245,989    934,207
    India Cements, Ltd. (The)............................. 1,647,531  2,785,348
    Indiabulls Housing Finance, Ltd.......................   357,294  2,394,715
    Indian Bank...........................................   387,960    941,274
*   Indian Hotels Co., Ltd................................ 2,387,814  3,711,569
    Indian Overseas Bank.................................. 1,554,951  1,790,289
    Indo Rama Synthetics India............................    21,768      8,519
    Indoco Remedies, Ltd..................................   190,301    749,763
*   Indraprastha Gas, Ltd.................................   468,548  2,888,181
    Info Edge India, Ltd..................................   134,956  1,529,836
    ING Vysya Bank, Ltd...................................    21,126    214,119
*   Ingersoll-Rand India, Ltd.............................    44,994    423,511
*   International Paper APPM, Ltd.........................    57,705    281,430
    Ipca Laboratories, Ltd................................   370,908  4,316,398
    IRB Infrastructure Developers, Ltd.................... 1,021,009  4,292,284
*   Jagran Prakashan, Ltd.................................   528,631  1,034,975
    Jai Corp., Ltd........................................     5,956      9,274
*   Jain Irrigation Systems, Ltd.......................... 1,831,218  3,078,569
    Jaiprakash Associates, Ltd............................ 7,015,959  6,728,146
*   Jaiprakash Power Ventures, Ltd........................ 6,325,569  1,973,128
    Jammu & Kashmir Bank, Ltd. (The)......................   165,268  4,331,859
*   Jaypee Infratech, Ltd................................. 3,030,067  1,625,218
*   JB Chemicals & Pharmaceuticals, Ltd...................    31,979     92,126
*   JBF Industries, Ltd...................................   121,529    268,781
*   Jindal Drilling & Industries, Ltd.....................    13,908     56,784
*   Jindal Poly Films, Ltd................................    56,297    244,600
*   Jindal Poly Investment & Finance Co., Ltd.............     7,223     19,929

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
*   Jindal Saw, Ltd....................................... 1,073,165 $1,358,838
*   Jindal Stainless, Ltd.................................   380,310    304,580
    JK Cement, Ltd........................................   149,599    950,530
    JK Lakshmi Cement, Ltd................................   278,282  1,134,486
*   JK Tyre & Industries, Ltd.............................    59,947    303,413
    JM Financial, Ltd..................................... 2,073,645  1,388,042
    JSW Energy, Ltd....................................... 2,053,448  2,551,635
    JSW Steel, Ltd........................................       775     15,008
*   Jubilant Foodworks, Ltd...............................   278,198  5,727,033
*   Jubilant Life Sciences, Ltd...........................   381,390  1,175,347
    Jyothy Laboratories, Ltd..............................   390,764  1,166,601
    Kajaria Ceramics, Ltd.................................   208,712  2,165,048
*   Kakinada Fertilizers, Ltd.............................   632,948     21,983
*   Kalpataru Power Transmission, Ltd.....................   335,347    890,640
    Kansai Nerolac Paints, Ltd............................    10,598    278,261
    Karnataka Bank, Ltd. (The)............................ 1,085,634  2,268,238
    Karur Vysya Bank, Ltd. (The)..........................   283,321  2,251,512
*   Kaveri Seed Co., Ltd..................................   174,871  2,101,718
    KEC International, Ltd................................   616,384  1,219,986
*   Kesoram Industries, Ltd...............................   218,736    396,668
*   Kewal Kiran Clothing, Ltd.............................     1,598     46,527
    Kirloskar Brothers, Ltd...............................       817      3,879
    Kirloskar Oil Engines, Ltd............................   223,454    972,256
    KPIT Technologies, Ltd................................   851,895  2,167,770
*   KRBL, Ltd.............................................    80,445    105,194
    KSB Pumps, Ltd........................................    40,597    357,160
*   KSK Energy Ventures, Ltd..............................   117,923    193,269
    Lakshmi Machine Works, Ltd............................    22,273  1,388,478
    Lakshmi Vilas Bank, Ltd. (The)........................   238,720    326,811
*   Lanco Infratech, Ltd.................................. 4,921,870    750,323
*   Mahanagar Telephone Nigam.............................   361,078    178,547
*   Maharashtra Seamless, Ltd.............................   127,319    639,253
    Mahindra & Mahindra Financial Services, Ltd...........   214,465    830,841
    Mahindra Holidays & Resorts India, Ltd................    79,240    382,539
    Mahindra Lifespace Developers, Ltd....................    65,477    633,977
    Man Infraconstruction, Ltd............................    25,035     66,929
*   Mandhana Industries, Ltd..............................    54,218    212,428
*   Mangalore Refinery & Petrochemicals, Ltd..............   465,723    498,101
*   Marico Kaya Enterprises, Ltd..........................     6,469     31,446
    Marico, Ltd...........................................   151,827    638,693
*   MAX India, Ltd........................................   903,229  4,564,456
    McLeod Russel India, Ltd..............................   298,850  1,383,008
*   Mercator, Ltd.........................................   612,469    335,024
    Merck, Ltd............................................    24,729    292,956
    MindTree, Ltd.........................................   248,814  4,316,192
*   MOIL, Ltd.............................................   158,280    781,671
*   Monnet Ispat & Energy, Ltd............................    58,491    123,651
    Monsanto India, Ltd...................................    36,659  1,203,363
    Motherson Sumi Systems, Ltd........................... 1,229,584  7,374,266
*   Motilal Oswal Financial Services, Ltd.................     8,131     29,974
    Mphasis, Ltd..........................................   264,977  1,989,702
    MRF, Ltd..............................................     9,265  3,555,221
*   Nagarjuna Oil Refinery, Ltd...........................   575,408     44,074

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
*   Nahar Capital and Financial Services, Ltd.............       309 $      397
    Natco Pharma, Ltd.....................................    94,555  1,680,333
    National Aluminium Co., Ltd...........................   146,078    139,372
    Nava Bharat Ventures, Ltd.............................    13,117     48,540
    Navneet Education, Ltd................................   468,196    622,066
    NCC, Ltd.............................................. 1,258,711  1,511,535
    NESCO, Ltd............................................    38,589    732,984
    NIIT Technologies, Ltd................................   251,992  1,555,838
    NIIT, Ltd.............................................   167,888    117,500
*   Nitin Fire Protection Industries, Ltd.................   618,739    652,205
*   Noida Toll Bridge Co., Ltd............................   126,184     66,855
*   Oberoi Realty, Ltd....................................   178,278    760,784
    OCL India, Ltd........................................    51,578    245,147
*   OMAXE, Ltd............................................   450,427    938,916
    Orient Cement, Ltd....................................   351,095    601,985
    Orient Paper & Industries, Ltd........................    14,822      6,706
    Oriental Bank of Commerce.............................   598,876  2,718,448
*   Orissa Minerals Development Co., Ltd..................     6,645    464,208
*   Oswal Chemicals & Fertilizers, Ltd....................    29,723     15,799
    Page Industries, Ltd..................................    22,109  2,940,163
*   Panacea Biotec, Ltd...................................    39,463    108,945
*   Pantaloons Fashions and Retail, Ltd...................       515      1,063
*   Parsvnath Developers, Ltd.............................   652,167    287,265
*   Patel Engineering, Ltd................................    17,376     29,103
*   PC Jeweller, Ltd......................................   209,725    440,654
*   Peninsula Land, Ltd...................................   559,353    351,085
    Persistent Systems, Ltd...............................    81,500  1,680,977
    Petronet LNG, Ltd.....................................   663,651  1,999,858
    Pfizer, Ltd...........................................    38,140    856,292
*   Phoenix Mills, Ltd. (The).............................   181,403  1,049,861
*   PI Industries, Ltd....................................   171,013  1,124,679
    Pidilite Industries, Ltd..............................   515,071  3,175,315
*   Pipavav Defence & Offshore Engineering Co., Ltd....... 1,532,809  1,359,057
    Piramal Enterprises, Ltd..............................   237,828  2,539,449
*   Plethico Pharmaceuticals, Ltd.........................    68,473     51,836
    Polaris Financial Technology, Ltd.....................   586,163  2,066,493
    Praj Industries, Ltd..................................   425,982    421,003
*   Prakash Industries, Ltd...............................   209,894    387,288
*   Prestige Estates Projects, Ltd........................   582,877  2,411,598
*   Prime Focus, Ltd......................................   113,893     92,997
*   Prism Cement, Ltd.....................................   645,641    767,736
    Procter & Gamble Hygiene & Health Care, Ltd...........     4,185    322,135
*   PTC India Financial Services, Ltd.....................   865,247    464,775
*   PTC India, Ltd........................................ 1,926,354  2,646,981
*   Punj Lloyd, Ltd....................................... 1,344,331    951,676
    Punjab & Sind Bank....................................   252,456    268,121
*   Puravankara Projects, Ltd.............................   171,909    310,426
*   Radico Khaitan, Ltd...................................   493,729    794,407
    Rain Industries, Ltd..................................   615,823    397,279
*   Rajesh Exports, Ltd...................................   106,849    283,568
    Rallis India, Ltd.....................................   595,300  2,131,729
    Ramco Cements, Ltd. (The).............................   426,872  2,009,179
*   Ratnamani Metals & Tubes, Ltd.........................     5,198     35,369

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Raymond, Ltd..........................................   249,192 $1,727,075
    Redington India, Ltd..................................   950,563  1,548,297
    REI Agro, Ltd......................................... 3,369,565    197,370
*   Rolta India, Ltd......................................   724,825  1,265,931
*   Ruchi Soya Industries, Ltd............................   755,541    485,669
    S Mobility, Ltd.......................................    70,822     32,736
*   Sadbhav Engineering, Ltd..............................   196,387    648,771
    Sanofi India, Ltd.....................................    24,992  1,224,315
*   Schneider Electric Infrastructure, Ltd................   246,388    568,357
    Selan Exploration Technology, Ltd.....................    10,599    103,684
*   Shipping Corp. of India, Ltd.......................... 1,026,945    976,678
    Shoppers Stop, Ltd....................................   155,785  1,010,155
    Shree Renuka Sugars, Ltd.............................. 3,517,973  1,330,602
*   Simplex Infrastructures, Ltd..........................    11,214     53,515
    Sintex Industries, Ltd................................ 1,531,929  2,133,759
    SJVN, Ltd.............................................   840,586    337,192
    SKF India, Ltd........................................    78,886  1,535,211
    Sobha Developers, Ltd.................................   353,600  2,624,858
    Solar Industries India, Ltd...........................    25,815    866,185
    South Indian Bank, Ltd. (The)......................... 2,782,692  1,380,560
    SREI Infrastructure Finance, Ltd......................   223,216    166,925
    SRF, Ltd..............................................   129,938  1,260,261
    Star Ferro and Cement, Ltd............................   137,796     94,973
    State Bank of Bikaner & Jaipur........................    88,255    960,977
    State Bank of Travancore..............................    22,747    233,482
*   Sterling Biotech, Ltd.................................   182,022     34,809
    Sterlite Technologies, Ltd............................ 1,051,108    990,148
*   Strides Arcolab, Ltd..................................   338,221  3,672,975
    Styrolution ABS India, Ltd............................    23,441    210,923
*   Sun Pharma Advanced Research Co., Ltd.................   683,215  1,899,278
    Sundaram Finance, Ltd.................................    34,562    539,742
    Sundaram-Clayton, Ltd.................................     3,890     85,075
    Sundram Fasteners, Ltd................................   415,483    719,416
    Supreme Industries, Ltd...............................   179,999  1,776,679
    Supreme Petrochem, Ltd................................   103,075    132,623
*   Surana Industries, Ltd................................    14,879     14,968
*   Suzlon Energy, Ltd.................................... 7,128,765  2,551,006
    Swaraj Engines, Ltd...................................     3,896     57,843
    Syndicate Bank........................................ 1,199,412  2,823,501
    Tamil Nadu Newsprint & Papers, Ltd....................    53,619    142,712
    Tata Chemicals, Ltd...................................   421,074  2,389,714
    Tata Communications, Ltd..............................   663,303  4,069,003
    Tata Elxsi, Ltd.......................................   155,165  1,503,352
    Tata Global Beverages, Ltd............................ 1,925,124  4,860,734
    Tata Investment Corp., Ltd............................     5,717     51,846
    Tata Sponge Iron, Ltd.................................     1,517     22,090
*   Tata Teleservices Maharashtra, Ltd.................... 3,804,750    737,476
    Tech Mahindra, Ltd....................................   170,401  6,057,274
    Techno Electric & Engineering Co., Ltd................    77,977    353,648
*   Texmaco Rail & Engineering, Ltd.......................   108,580    157,872
    Thermax, Ltd..........................................   214,137  3,080,577
*   Time Technoplast, Ltd.................................    99,668     81,630
    Timken India, Ltd.....................................    43,278    238,553

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
INDIA -- (Continued)
    Torrent Pharmaceuticals, Ltd......................     364,010 $  4,466,396
    Torrent Power, Ltd................................     488,808    1,129,232
    Transport Corp. of India, Ltd.....................      43,990      146,424
*   Tree House Education and Accessories, Ltd.........      39,147      226,423
    Trent, Ltd........................................      44,342      890,482
    Triveni Turbine, Ltd..............................     226,276      361,175
    TTK Prestige, Ltd.................................      31,862    2,042,295
    Tube Investments of India, Ltd....................     437,178    2,131,313
*   TV18 Broadcast, Ltd...............................   3,543,321    1,734,346
    TVS Motor Co., Ltd................................   1,420,718    3,449,639
    UCO Bank..........................................   1,711,048    2,776,087
    Uflex, Ltd........................................      11,351       23,153
    Unichem Laboratories, Ltd.........................     263,459      910,538
    Union Bank of India...............................     794,314    2,483,010
*   Unitech, Ltd......................................  12,550,150    5,235,766
    UPL, Ltd..........................................   2,016,992   10,870,394
*   Usha Martin, Ltd..................................     660,595      461,997
*   Uttam Galva Steels, Ltd...........................     151,190      188,557
    V-Guard Industries, Ltd...........................      84,617    1,070,413
    VA Tech Wabag, Ltd................................      42,048      986,863
*   Vakrangee, Ltd....................................     430,682      976,476
*   Vardhman Special Steels, Ltd......................      15,258       10,851
*   Vardhman Textiles, Ltd............................      93,438      732,899
    Vesuvius India, Ltd...............................       1,802       22,142
    Videocon Industries, Ltd..........................     577,596    1,598,140
    Vijaya Bank.......................................   1,183,999      944,230
    VIP Industries, Ltd...............................     417,617      758,818
    Voltas, Ltd.......................................     993,937    3,135,917
    VST Industries, Ltd...............................      15,968      399,009
    WABCO India, Ltd..................................      10,311      565,201
    Welspun Corp., Ltd................................     706,339      969,985
*   Welspun Enterprises, Ltd..........................      35,317      106,145
    Welspun India, Ltd................................     117,306      456,770
    Wockhardt, Ltd....................................     196,723    2,184,062
    Wyeth, Ltd........................................      39,587      603,061
    Zensar Technologies, Ltd..........................     104,999      728,776
    Zuari Agro Chemicals, Ltd.........................      42,970      127,142
    Zuari Global, Ltd.................................      32,457       45,886
    Zydus Wellness, Ltd...............................      67,180      649,550
                                                                   ------------
TOTAL INDIA...........................................              522,282,332
                                                                   ------------
INDONESIA -- (3.2%)
    Ace Hardware Indonesia Tbk PT.....................  32,168,700    2,567,522
    Adhi Karya Persero Tbk PT.........................   9,983,100    2,651,748
    Agung Podomoro Land Tbk PT........................  44,518,800    1,268,413
    AKR Corporindo Tbk PT.............................  11,342,300    4,277,663
    Alam Sutera Realty Tbk PT.........................  81,359,500    3,600,398
    Aneka Tambang Persero Tbk PT......................  32,303,800    3,489,242
    Arwana Citramulia Tbk PT..........................  22,123,600    1,918,518
    Asahimas Flat Glass Tbk PT........................     983,000      648,627
    Astra Graphia Tbk PT..............................   2,211,000      435,044
*   Bakrie and Brothers Tbk PT........................ 319,498,500    1,379,825
*   Bakrie Sumatera Plantations Tbk PT................  58,428,800      252,836

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ----------- ----------
INDONESIA -- (Continued)
*   Bakrie Telecom Tbk PT...............................  80,514,398 $  347,719
*   Bakrieland Development Tbk PT....................... 204,925,750    885,017
    Bank Bukopin Tbk PT.................................  29,846,666  1,853,839
*   Bank Pan Indonesia Tbk PT...........................  16,508,200  1,262,716
    Bank Pembangunan Daerah Jawa Barat Dan Banten
      Tbk PT............................................  18,834,900  1,355,208
    Bank Permata Tbk PT.................................     293,000     34,657
    Bank Tabungan Negara Persero Tbk PT.................  34,158,549  3,159,343
*   Barito Pacific Tbk PT...............................  11,044,500    270,979
*   Benakat Integra Tbk PT.............................. 136,687,800  1,376,080
*   Berau Coal Energy Tbk PT............................  34,734,400    296,193
*   Berlian Laju Tanker Tbk PT..........................  35,106,366         --
    BISI International Tbk PT...........................   9,272,000    405,208
*   Borneo Lumbung Energi & Metal Tbk PT................  26,226,700    199,348
*   Budi Starch & Sweetener Tbk PT......................   5,947,000     56,833
*   Bumi Resources Minerals Tbk PT......................  25,413,900    613,907
*   Bumi Resources Tbk PT...............................  68,262,100  1,105,593
*   BW Plantation Tbk PT................................  13,515,400  1,330,901
*   Central Proteinaprima Tbk PT........................  21,920,000     94,666
    Chandra Asri Petrochemical Tbk PT...................      13,500      3,137
    Charoen Pokphand Indonesia Tbk PT...................   2,370,800    790,241
    Ciputra Development Tbk PT..........................  63,915,780  6,291,201
    Ciputra Property Tbk PT.............................  21,221,700  1,373,863
    Ciputra Surya Tbk PT................................   6,946,000  1,439,501
    Citra Marga Nusaphala Persada Tbk PT................  12,391,100  4,231,592
*   Clipan Finance Indonesia Tbk PT.....................   1,482,000     53,164
*   Darma Henwa Tbk PT..................................  72,303,600    312,259
*   Davomas Abadi Tbk PT................................  37,629,500         --
*   Delta Dunia Makmur Tbk PT...........................  33,174,600    462,528
    Elnusa Tbk PT.......................................  21,629,800  1,243,742
*   Energi Mega Persada Tbk PT.......................... 236,262,900  1,831,441
*   Erajaya Swasembada Tbk PT...........................   9,039,700    876,577
*   Ever Shine Textile Tbk PT...........................   3,654,640     69,131
*   Exploitasi Energi Indonesia Tbk PT..................  50,011,000    797,215
*   Express Transindo Utama Tbk PT......................   7,437,300    868,905
*   Fajar Surya Wisesa Tbk PT...........................     672,500     90,730
    Gajah Tunggal Tbk PT................................  12,688,400  1,970,445
*   Garda Tujuh Buana Tbk PT............................     214,000      3,703
*   Garuda Indonesia Persero Tbk PT.....................  31,709,749  1,195,347
*   Golden Eagle Energy Tbk PT..........................   5,771,550    883,139
*   Gozco Plantations Tbk PT............................  10,666,000     91,788
*   Hanson International Tbk PT.........................  64,400,400  3,455,524
    Harum Energy Tbk PT.................................   6,251,700  1,122,534
    Hexindo Adiperkasa Tbk PT...........................   1,326,000    414,598
    Holcim Indonesia Tbk PT.............................   4,558,300  1,179,462
*   Indah Kiat Pulp & Paper Corp. Tbk PT................  20,848,200  2,443,415
*   Indika Energy Tbk PT................................  14,941,000    885,127
*   Indo-Rama Synthetics Tbk PT.........................     479,000     35,788
    Indomobil Sukses Internasional Tbk PT...............      33,000     12,901
*   Inovisi Infracom Tbk PT.............................   2,713,367    349,448
    Intiland Development Tbk PT.........................  41,974,732  1,718,932
    Japfa Comfeed Indonesia Tbk PT......................  29,136,300  3,129,727
    Jaya Real Property Tbk PT...........................   9,837,500    786,274
    Kawasan Industri Jababeka Tbk PT.................... 162,617,377  3,622,299

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ----------- ----------
INDONESIA -- (Continued)
*   Krakatau Steel Persero Tbk PT.......................  12,979,100 $  511,163
*   Lippo Cikarang Tbk PT...............................   3,276,700  2,247,296
*   Malindo Feedmill Tbk PT.............................   7,671,000  1,873,000
    Matahari Putra Prima Tbk PT.........................  12,819,128  3,234,805
    Mayora Indah Tbk PT.................................   3,259,650  8,258,054
    Medco Energi Internasional Tbk PT...................  11,226,100  3,355,708
    Mitra Adiperkasa Tbk PT.............................   7,948,300  3,527,773
*   Mitra International Resources Tbk PT................   4,216,700     18,037
    MNC Investama Tbk PT................................ 152,397,400  4,833,328
    Modern Internasional Tbk PT.........................   4,017,800    230,710
*   Modernland Realty Tbk PT............................  46,197,400  1,752,627
    Multipolar Tbk PT...................................  51,277,100  3,278,786
*   Multistrada Arah Sarana Tbk PT......................   6,875,500    175,271
    Nippon Indosari Corpindo Tbk PT.....................   6,360,400    708,423
*   Nusantara Infrastructure Tbk PT.....................  78,200,000  1,397,035
    Pabrik Kertas Tjiwi Kimia Tbk PT....................   1,115,000    104,015
    Pakuwon Jati Tbk PT.................................  74,593,900  2,670,634
    Pan Brothers Tbk PT.................................  12,302,400    440,004
*   Panasia Indo Resources Tbk PT.......................      79,000      2,190
*   Panin Financial Tbk PT.............................. 109,840,300  2,340,272
    Panin Sekuritas Tbk PT..............................      31,500     13,747
*   Paninvest Tbk PT....................................   8,124,500    444,853
    Pembangunan Perumahan Persero Tbk PT................  23,207,900  4,446,031
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT................................................  23,130,400  4,142,456
    Petrosea Tbk PT.....................................   3,520,500    383,707
*   Polaris Investama Tbk PT............................   2,730,500    352,356
*   Polychem Indonesia Tbk PT...........................   5,091,000     89,583
*   PT Texmaco Jaya Tbk.................................      93,000         --
    Ramayana Lestari Sentosa Tbk PT.....................  25,093,200  2,330,043
    Resource Alam Indonesia Tbk PT......................   2,489,000    318,683
    Salim Ivomas Pratama Tbk PT.........................  18,744,600  1,434,118
    Samindo Resources Tbk PT............................     475,750     20,381
    Sampoerna Agro PT...................................   5,317,000    970,099
    Selamat Sempurna Tbk PT.............................   5,481,000  2,109,475
*   Sentul City Tbk PT.................................. 216,989,600  2,183,951
*   Sigmagold Inti Perkasa Tbk PT.......................  12,930,500    495,138
    Sinar Mas Agro Resources and Technology Tbk PT......   1,037,460    561,000
*   Sugih Energy Tbk PT.................................  93,530,600  3,333,973
    Summarecon Agung Tbk PT.............................  67,437,864  7,737,862
*   Sunson Textile Manufacturer Tbk PT..................   2,325,500     13,429
*   Surabaya Agung Industri Pulp & Kertas Tbk PT........      64,500        209
*   Surya Dumai Industri Tbk............................   3,298,500         --
    Surya Semesta Internusa Tbk PT......................  30,722,000  1,909,346
*   Suryainti Permata Tbk PT............................   7,252,000         --
    Tempo Scan Pacific Tbk PT...........................     190,100     49,304
*   Tiga Pilar Sejahtera Food Tbk.......................  15,893,000  3,232,116
    Timah Persero Tbk PT................................  24,752,714  3,012,470
*   Tiphone Mobile Indonesia Tbk PT.....................  14,335,600    970,564
    Total Bangun Persada Tbk PT.........................  11,120,000    748,888
*   Trada Maritime Tbk PT...............................  12,248,113  1,951,869
    Trias Sentosa Tbk PT................................  37,122,100  1,053,581
*   Trimegah Securities Tbk PT..........................   9,740,000     61,799
*   Truba Alam Manunggal Engineering PT.................  21,316,500     11,047

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDONESIA -- (Continued)
    Tunas Baru Lampung Tbk PT.......................... 11,313,100 $    656,028
    Tunas Ridean Tbk PT................................ 13,838,000      865,253
    Ultrajaya Milk Industry & Trading Co. Tbk PT.......  3,667,600    1,263,594
    Unggul Indah Cahaya Tbk PT.........................     48,239        7,406
*   Visi Media Asia Tbk PT............................. 21,901,100      500,186
    Waskita Karya Persero Tbk PT....................... 13,428,300      924,800
    Wijaya Karya Persero Tbk PT........................ 20,249,600    4,561,670
    Wintermar Offshore Marine Tbk PT...................  1,378,657      167,904
                                                                   ------------
TOTAL INDONESIA........................................             175,461,771
                                                                   ------------
ISRAEL -- (0.0%)
*   Knafaim Holdings, Ltd..............................      7,307       14,141
*   Metis Capital, Ltd.................................        919           --
                                                                   ------------
TOTAL ISRAEL...........................................                  14,141
                                                                   ------------
MALAYSIA -- (5.6%)
    A & M Realty Bhd...................................    264,200      121,094
*   Adventa Bhd........................................      4,600        1,483
    Aeon Co. M Bhd.....................................  4,103,000    5,169,020
    Aeon Credit Service M Bhd..........................     46,800      260,208
#   Affin Holdings Bhd.................................  1,324,320    1,454,503
*   Ahmad Zaki Resources Bhd...........................    761,300      171,031
#   Alam Maritim Resources Bhd.........................  3,550,800    1,716,132
    Allianz Malaysia Bhd...............................     22,300       90,736
    Amway Malaysia Hldgs Bhd...........................    399,300    1,500,992
    Ann Joo Resources Bhd..............................  1,116,650      449,882
*   Anson Perdana Bhd..................................     10,000           --
    APM Automotive Holdings Bhd........................    256,900      497,338
    Benalec Holdings Bhd...............................  3,915,600    1,294,419
    Berjaya Assets Bhd.................................    810,100      209,960
    Berjaya Corp. Bhd.................................. 20,740,900    3,272,902
    Berjaya Land Bhd...................................  3,734,000      987,970
    BIMB Holdings Bhd..................................  2,051,208    2,774,360
    Bintulu Port Holdings Bhd..........................     25,900       58,713
    BLD Plantation Bhd.................................     21,400       56,818
    Bonia Corp. Bhd....................................    520,000      232,766
*   Borneo Aqua Harvest Bhd............................    381,200      107,189
    Boustead Holdings Bhd..............................    979,872    1,604,540
*   Boustead Plantations Bhd...........................    199,900       98,824
#   Bursa Malaysia Bhd.................................  3,632,100    9,446,873
    Cahya Mata Sarawak Bhd.............................  3,237,000    3,976,817
    Can-One Bhd........................................    497,700      410,828
#   Carlsberg Brewery Malaysia Bhd Class B.............  1,144,000    4,274,775
*   Carotech Bhd.......................................    230,650          289
    CB Industrial Product Holding Bhd..................  1,348,620    2,019,490
    Chin Teck Plantations Bhd..........................     33,000      100,316
#   Coastal Contracts Bhd..............................  1,749,466    2,802,850
    Crescendo Corp. Bhd................................     64,200       59,391
    CSC Steel Holdings Bhd.............................    564,800      213,755
*   Cycle & Carriage Bintang Bhd.......................     15,000       11,136
    Cypark Resources Bhd...............................  1,493,300    1,276,371
*   D&O Green Technologies Bhd.........................    149,900       16,322

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
MALAYSIA -- (Continued)
    Daibochi Plastic & Packaging Industry Bhd............     46,200 $   64,254
*   Datuk Keramik Holdings Bhd...........................     24,000         --
*   Daya Materials Bhd................................... 15,996,000  1,469,720
#   Dayang Enterprise Holdings Bhd.......................  2,409,196  2,856,096
    DKSH Holdings Malaysia Bhd...........................    160,600    380,143
#   DRB-Hicom Bhd........................................  7,280,700  5,087,845
    Dutch Lady Milk Industries Bhd.......................    140,200  2,053,936
#   Eastern & Oriental Bhd...............................  6,142,200  5,593,891
*   ECM Libra Financial Group Bhd........................    367,466    117,862
    Eng Kah Corp. Bhd....................................         90         70
    Engtex Group Bhd.....................................    451,700    267,280
*   Evergreen Fibreboard Bhd.............................  1,165,300    203,666
    Eversendai Corp. Bhd.................................  1,278,200    403,722
    Faber Group Bhd......................................  1,767,200  2,022,025
    FAR East Holdings Bhd................................     61,500    145,982
*   Fountain View Development Bhd........................    808,200         --
    George Kent Malaysia BHD.............................    291,800    167,321
    Globetronics Technology Bhd..........................  1,731,760  2,547,335
    Glomac Bhd...........................................  2,945,400  1,103,845
*   Golden Plus Holding Bhd..............................    216,000         --
*   Goldis Bhd...........................................    604,277    460,780
*   Green Packet Bhd.....................................  3,430,800    431,651
    Guan Chong Bhd.......................................    212,100     90,022
    Guinness Anchor Bhd..................................    845,000  3,569,263
    GuocoLand Malaysia Bhd...............................  1,354,300    756,550
    Hai-O Enterprise Bhd.................................    722,380    589,432
    HAP Seng Consolidated Bhd............................  5,293,240  5,810,109
    Hap Seng Plantations Holdings Bhd....................  1,686,900  1,402,983
    Hartalega Holdings Bhd...............................  1,531,900  3,168,009
    Hiap Teck Venture Bhd................................  1,006,000    240,778
*   Ho Wah Genting Bhd...................................  1,947,000    112,317
    Hock Seng LEE BHD....................................  1,309,416    781,891
    Hong Leong Industries Bhd............................    605,900  1,287,954
    Hovid Bhd............................................    749,200    108,293
    Hua Yang Bhd.........................................  1,360,000  1,023,203
    Hup Seng Industries Bhd..............................    253,333     90,061
    Hwang Capital Malaysia Bhd...........................    476,900    289,444
    IGB Corp. Bhd........................................  5,809,555  5,158,539
    IJM Land Bhd.........................................  3,270,200  3,442,836
    IJM Plantations Bhd..................................  1,683,700  1,900,217
    Inch Kenneth Kajang Rubber...........................  1,045,300    291,955
    Insas Bhd............................................  4,478,281  1,712,835
    Integrax Bhd.........................................    191,900    140,566
    Iris Corp. Bhd.......................................  9,726,800  1,329,775
*   Iskandar Waterfront City Bhd.........................  3,000,600  1,457,584
*   JAKS Resources Bhd...................................  3,430,900    809,193
    Jaya Tiasa Holdings Bhd..............................  2,723,627  2,086,274
    JCY International Bhd................................  4,164,400    914,894
*   K&N Kenanga Holdings Bhd.............................  1,781,560    444,419
*   Karambunai Corp. Bhd.................................  4,654,100    129,109
    Keck Seng Malaysia Bhd...............................    828,150  1,718,745
    Kian JOO CAN Factory Bhd.............................  1,893,880  1,840,704
    Kim Loong Resources Bhd..............................    292,760    272,796

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
MALAYSIA -- (Continued)
    Kimlun Corp. Bhd.....................................    813,900 $  414,828
*   Kinsteel Bhd.........................................  1,427,600     71,290
    KLCCP Stapled Group..................................    874,200  1,755,792
*   KNM Group Bhd........................................ 11,072,950  3,655,432
    Kossan Rubber Industries.............................  3,543,700  4,443,993
#   KPJ Healthcare Bhd...................................  6,458,025  7,125,178
*   Kretam Holdings Bhd..................................  2,992,000    532,050
*   KSL Holdings Bhd.....................................  2,036,466  1,908,929
*   KUB Malaysia Bhd.....................................  1,353,500    263,291
*   Kulim Malaysia Bhd...................................  2,845,300  2,897,268
*   Kumpulan Europlus Bhd................................  1,808,600    728,425
    Kumpulan Fima Bhd....................................    897,450    628,206
    Kumpulan Perangsang Selangor Bhd.....................  2,317,900  1,099,342
    Kwantas Corp. Bhd....................................    390,200    261,290
*   Land & General Bhd...................................  7,240,100  1,470,352
*   Landmarks Bhd........................................  1,485,100    747,977
    LBS Bina Group Bhd...................................  2,206,100  1,192,748
    Lingkaran Trans Kota Holdings Bhd....................    999,500  1,201,953
    Lion Industries Corp. Bhd............................  3,189,100    781,364
    LPI Capital Bhd......................................    110,680    603,989
    Magnum Bhd...........................................  3,785,200  3,621,953
#   Mah Sing Group Bhd...................................  7,451,024  5,560,007
    Malayan Flour Mills Bhd..............................  1,623,850  1,041,482
#   Malaysia Building Society Bhd........................  1,588,105  1,114,279
#*  Malaysian Airline System Bhd......................... 31,866,900  2,185,146
    Malaysian Bulk Carriers Bhd..........................  3,246,700  1,783,696
    Malaysian Pacific Industries Bhd.....................    562,313  1,066,074
#   Malaysian Resources Corp. Bhd........................ 10,516,349  5,686,610
*   Mancon Bhd...........................................     12,000         --
    MBM Resources Bhd....................................  1,208,296  1,123,607
    Media Chinese International, Ltd.....................  3,632,300  1,046,540
    Media Prima Bhd......................................  6,973,103  5,418,930
    Mega First Corp. Bhd.................................    472,600    338,746
*   MEMS Technology Bhd..................................  1,917,000         --
    MHC Plantations Bhd..................................     22,300      8,222
    MK Land Holdings BHD.................................  3,560,800    588,144
    MKH Bhd..............................................  1,490,390  1,939,093
    MNRB Holdings Bhd....................................    778,600  1,148,351
    Muda Holdings Bhd....................................    358,600    254,299
#   Mudajaya Group Bhd...................................  1,826,566  1,437,829
#   Muhibbah Engineering M Bhd...........................  3,118,350  3,047,818
#*  Mulpha International Bhd............................. 12,935,100  2,159,494
#   My EG Services Bhd...................................  2,910,000  2,612,425
    Naim Holdings Bhd....................................  1,382,200  1,728,755
    NCB Holdings Bhd.....................................  1,147,200  1,053,223
*   Nikko Electronics Bhd................................     36,600         --
    NTPM Holdings Bhd....................................  2,029,780    520,805
#   Oldtown Bhd..........................................  1,836,550  1,261,034
    Oriental Holdings Bhd................................    182,700    447,514
    OSK Holdings Bhd.....................................  3,616,670  2,450,059
    Pacific & Orient Bhd.................................    231,100    100,349
    Padini Holdings Bhd..................................  3,437,000  2,148,370
    Panasonic Manufacturing Malaysia Bhd.................    159,584  1,051,814

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
MALAYSIA -- (Continued)
*   Panglobal Bhd........................................     14,000 $       --
    Pantech Group Holdings Bhd...........................  1,369,900    447,557
    Paramount Corp. Bhd..................................    387,625    192,983
#*  Parkson Holdings Bhd.................................  3,428,027  3,113,128
#*  Perdana Petroleum Bhd................................  4,471,740  2,597,442
#*  Perisai Petroleum Teknologi Bhd......................  7,311,700  3,496,830
    Perusahaan Sadur Timah Malaysia Bhd..................      5,000      7,597
    Pharmaniaga Bhd......................................    326,360    490,728
    Pie Industrial Bhd...................................    174,720    382,363
    PJ Development Holdings Bhd..........................  2,247,800  1,311,970
    Pos Malaysia Bhd.....................................  2,861,100  4,684,531
    Power Root Bhd.......................................    109,100     77,034
    Press Metal Bhd......................................  1,298,300  2,156,206
    Prestariang Bhd......................................  2,107,600  1,536,090
*   Prime Utilities Bhd..................................      3,000         --
    Protasco Bhd.........................................    949,100    541,644
#*  Puncak Niaga Holding Bhd.............................  1,353,220  1,404,820
    QL Resources Bhd.....................................  3,954,330  4,224,365
    RCE Capital Bhd......................................  1,535,850    172,351
*   Rimbunan Sawit Bhd...................................  3,335,900    786,112
    Salcon Bhd...........................................  4,438,500  1,266,565
    Sarawak Oil Palms Bhd................................    471,360    999,490
    Sarawak Plantation Bhd...............................    106,600     89,869
    Scientex Bhd.........................................    475,162    845,138
#*  Scomi Energy Services Bhd............................  3,824,700  1,202,376
*   Scomi Group Bhd...................................... 10,047,900  1,311,770
*   Seal, Inc. BHD.......................................    770,200    345,605
    SEG International Bhd................................     85,100     38,390
    Selangor Dredging Bhd................................  1,118,200    458,791
    Selangor Properties Bhd..............................    151,500    308,517
    Shangri-La Hotels Malaysia Bhd.......................    357,100    834,939
*   Shell Refining Co. Federation of Malaya Bhd..........     30,000     51,677
    SHL Consolidated Bhd.................................    277,400    262,805
    Southern Acids Malaysia Bhd..........................     41,000     67,612
#   Star Publications Malaysia Bhd.......................  1,567,700  1,288,238
    Subur Tiasa Holdings Bhd.............................    306,985    221,790
    Sunway Bhd...........................................  5,477,060  5,488,861
#   Supermax Corp. Bhd...................................  5,402,500  3,666,893
    Suria Capital Holdings Bhd...........................    715,500    616,956
    Syarikat Takaful Malaysia Bhd........................    448,800  1,823,257
*   Symphony Life Bhd....................................    999,926    352,296
    Ta Ann Holdings Bhd..................................  1,048,008  1,400,116
    TA Enterprise Bhd....................................  9,078,000  2,886,869
    TA Global Bhd........................................  6,219,540    817,700
    TAHPS Group Bhd......................................      4,000     11,792
    Tambun Indah Land Bhd................................  1,096,800    838,488
    TAN Chong Motor Holdings Bhd.........................  1,992,000  3,300,776
*   Tanjung Offshore Bhd.................................  2,906,700    528,515
    Tasek Corp. Bhd......................................     75,900    354,461
    TDM Bhd..............................................  6,981,400  2,143,154
#*  TH Heavy Engineering Bhd.............................  6,433,100  1,830,452
    TH Plantations Bhd...................................  1,639,960  1,025,293
*   Time dotCom Bhd......................................  1,821,888  2,614,901

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
MALAYSIA -- (Continued)
    Tiong NAM Logistics Holdings........................ 1,927,200 $    831,399
#   Top Glove Corp. Bhd................................. 3,212,160    4,643,475
    TRC Synergy Bhd.....................................   155,520       24,982
    Tropicana Corp. Bhd................................. 3,400,700    1,520,593
    TSH Resources Bhd................................... 2,469,400    2,780,083
    Tune Ins Holdings Bhd...............................   333,600      242,888
    Uchi Technologies Bhd............................... 1,476,400      655,588
    Unisem M Bhd........................................ 4,669,690    2,545,669
    United Malacca Bhd..................................   396,150      929,620
    United Plantations Bhd..............................   495,000    4,485,419
    UOA Development Bhd................................. 3,211,900    2,072,014
*   Uzma Bhd............................................   434,000      507,818
    VS Industry Bhd.....................................   344,026      214,255
    Wah Seong Corp. Bhd................................. 2,471,638    1,437,707
#   WCT Holdings Bhd.................................... 6,572,140    4,432,857
    Wellcall Holdings Bhd...............................   114,500       54,777
    Wing Tai Malaysia Bhd...............................   620,000      419,924
    WTK Holdings Bhd.................................... 3,019,100    1,307,660
    Yinson Holdings Bhd................................. 2,891,600    2,665,082
    YNH Property Bhd.................................... 2,143,398    1,390,679
    YTL E-Solutions Bhd................................. 3,485,600      658,258
*   YTL Land & Development Bhd.......................... 1,286,200      399,018
    Zhulian Corp. Bhd................................... 1,171,233      965,457
                                                                   ------------
TOTAL MALAYSIA..........................................            302,919,957
                                                                   ------------
MEXICO -- (4.3%)
#   Alpek S.A. de C.V................................... 1,094,899    1,988,542
#*  Alsea S.A.B. de C.V................................. 4,300,236   14,689,762
    Arca Continental S.A.B. de C.V......................   477,498    3,375,716
#*  Axtel S.A.B. de C.V................................. 8,265,993    2,813,689
#   Banregio Grupo Financiero S.A.B. de C.V............. 1,536,695    8,718,012
*   Bio Pappel S.A.B. de C.V............................   547,937    1,081,367
#   Bolsa Mexicana de Valores S.A.B. de C.V............. 3,680,840    7,492,542
#   Cia Minera Autlan S.A.B. de C.V. Series B...........   885,151    1,057,896
#   Compartamos S.A.B. de C.V........................... 3,957,362    8,013,508
#*  Consorcio ARA S.A.B. de C.V. Series *............... 7,305,844    3,337,920
#   Controladora Comercial Mexicana S.A.B. de C.V.......   327,677    1,205,613
    Corp. Actinver S.A.B. de C.V........................   161,282      185,316
#*  Corp. GEO S.A.B. de C.V. Series B................... 3,194,830       31,948
#   Corp. Inmobiliaria Vesta S.A.B. de C.V.............. 2,137,072    4,605,536
*   Corp. Interamericana de Entretenimiento S.A.B. de
      C.V. Class B......................................   960,372      711,925
*   Corp. Mexicana de Restaurantes S.A.B. de C.V........     1,323          535
    Corp. Moctezuma S.A.B. de C.V. Series *.............   861,300    2,948,096
    Corporativo Fragua S.A.B. de C.V....................         3           57
*   Corporativo GBM S.A.B. de C.V.......................    22,477       19,043
#*  Desarrolladora Homex S.A.B. de C.V..................   781,820      149,849
*   Empaques Ponderosa S.A. de C.V......................   206,000           --
#*  Empresas ICA S.A.B. de C.V.......................... 3,496,823    6,200,116
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR...........   761,355    5,420,848
*   Financiera Independencia S.A.B. de C.V..............   199,935      111,915
#*  Genomma Lab Internacional S.A.B. de C.V. Class B.... 7,354,004   19,664,451
*   Gruma S.A.B. de C.V. Class B........................ 1,606,949   17,637,542
*   Gruma S.A.B. de C.V. Sponsored ADR..................    31,770    1,394,068

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
MEXICO -- (Continued)
#*  Grupo Aeromexico S.A.B. de C.V.....................  1,181,380 $  1,965,988
#   Grupo Aeroportuario del Centro Norte S.A.B. de
      C.V..............................................  1,767,812    6,965,607
    Grupo Aeroportuario del Centro Norte S.A.B. de
      C.V. ADR.........................................      3,642      114,759
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      ADR..............................................     74,739    5,031,429
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B..........................................  2,116,469   14,243,740
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
      ADR..............................................     98,417   12,250,948
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B..........................................    714,292    8,882,724
*   Grupo Cementos de Chihuahua S.A.B. de C.V..........    822,000    2,292,833
#   Grupo Comercial Chedraui S.A. de C.V...............  1,504,179    4,881,186
#*  Grupo Famsa S.A.B. de C.V. Class A.................  1,682,548    1,991,821
#   Grupo Financiero Interacciones S.A. de C.V.........    270,595    1,964,986
#   Grupo Herdez S.A.B. de C.V. Series *...............  1,132,308    3,187,935
    Grupo Industrial Maseca S.A.B. de C.V. Class B.....    592,181      935,754
    Grupo Industrial Saltillo S.A.B. de C.V............    233,531      579,411
    Grupo KUO S.A.B. de C.V. Series B..................    699,333    1,582,228
#*  Grupo Pochteca S.A.B. de C.V.......................    547,728      660,837
*   Grupo Posadas S.A.B. de C.V........................    198,900      361,089
*   Grupo Qumma S.A. de C.V. Series B..................    105,334           --
#   Grupo Sanborns S.A.B. de C.V.......................    225,221      371,734
#*  Grupo Simec S.A.B. de C.V. Series B................    922,430    4,410,499
#*  Grupo Simec S.A.B. de C.V. Sponsored ADR...........      5,180       75,058
*   Grupo Sports World S.A.B. de C.V...................    333,134      572,023
    Industrias Bachoco S.A.B. de C.V. ADR..............     19,706    1,047,177
#   Industrias Bachoco S.A.B. de C.V. Series B.........    653,269    2,896,719
#*  Industrias CH S.A.B. de C.V. Series B..............  1,696,510    9,483,517
#*  Inmuebles Carso S.A.B. de C.V......................    340,447      379,076
#*  Maxcom Telecomunicaciones S.A.B. de C.V............  3,254,120      731,069
    Megacable Holdings S.A.B. de C.V...................    797,354    3,446,355
#*  Minera Frisco S.A.B. de C.V........................     51,540      101,209
*   OHL Mexico S.A.B. de C.V...........................    338,045      982,939
#*  Organizacion Cultiba S.A.B. de C.V.................    899,344    1,600,043
*   Promotora y Operadora de Infraestructura S.A.B. de
      C.V..............................................  1,619,335   21,854,898
#   Qualitas Controladora S.A.B. de C.V................    329,874      895,051
*   Sanluis Corp. S.A.B. de C.V.(B0507N6)..............     90,235      255,893
*   Sanluis Corp. S.A.B. de C.V.(2385783)..............      4,642           --
*   Sanluis Corp. S.A.B. de C.V. Class B...............      4,642           --
*   Sanluis Rassini S.A.P.I. de C.V. Series A..........      3,300           --
*   Savia SA Class A...................................    610,700           --
#   TV Azteca S.A.B. de C.V............................  8,465,134    4,655,183
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.............  2,371,991          718
    Value Grupo Financiero S.A.B. de CV................      2,800       17,579
*   Vitro S.A.B. de C.V. Series A......................    775,631    2,053,486
                                                                   ------------
TOTAL MEXICO...........................................             236,579,313
                                                                   ------------
PHILIPPINES -- (1.3%)
    A Soriano Corp.....................................  3,430,211      550,270
    Alsons Consolidated Resources, Inc.................  8,261,000      388,021
    Atlas Consolidated Mining & Development............  4,307,200    1,579,465
    Belle Corp......................................... 32,381,800    3,679,226
    Cebu Air, Inc......................................  1,122,650    1,477,252
    Cebu Holdings, Inc.................................  3,291,900      389,255
    Century Properties Group, Inc...................... 18,163,000      546,023
    China Banking Corp.................................    745,722      948,168

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
PHILIPPINES -- (Continued)
    COL Financial Group, Inc............................    130,900 $    44,720
    D&L Industries, Inc.................................  4,974,300   1,242,343
*   East West Banking Corp..............................    797,800     548,571
    EEI Corp............................................  3,567,700     949,194
*   Empire East Land Holdings, Inc...................... 20,479,000     437,871
    Energy Development Corp............................. 10,402,900   1,461,106
    Filinvest Development Corp..........................  3,314,322     354,609
    Filinvest Land, Inc................................. 97,563,577   3,249,148
*   First Gen Corp...................................... 10,461,500   5,333,024
    First Philippine Holdings Corp......................  2,105,270   3,474,805
    Lafarge Republic, Inc...............................  1,035,882     236,135
    Leisure & Resorts World Corp........................  1,442,140     221,201
*   Lepanto Consolidated Mining Co...................... 38,640,000     343,900
    Lopez Holdings Corp................................. 14,737,100   1,779,881
*   Macroasia Corp......................................    120,500       6,402
    Manila Water Co., Inc...............................  6,700,000   4,116,780
*   Megawide Construction Corp..........................  1,344,700     407,255
    Megaworld Corp...................................... 15,715,000   1,522,696
*   Metro Pacific Corp. Series A........................  1,827,193          --
    Metro Pacific Investments Corp......................  2,302,400     263,863
*   Pepsi-Cola Products Philippines, Inc................ 10,924,900   1,188,550
    Petron Corp.........................................  2,072,000     584,219
*   Philex Petroleum Corp...............................    287,100      49,779
*   Philippine Bank of Communications...................     14,726      21,014
*   Philippine National Bank............................  1,548,555   3,187,767
*   Philippine National Construction Corp...............    173,000       3,657
*   Philippine Savings Bank.............................    356,863   1,110,066
    Philippine Stock Exchange, Inc. (The)...............    113,232     721,475
*   Philippine Townships, Inc...........................    318,732          --
*   Philtown Properties, Inc............................    111,562          --
    Philweb Corp........................................  3,070,740     323,986
    Phinma Corp.........................................    135,549      34,308
    Phoenix Petroleum Philippines, Inc..................    892,880     121,081
    RFM Corp............................................  8,845,668   1,135,750
    Rizal Commercial Banking Corp.......................  2,513,090   3,222,586
    Robinsons Land Corp................................. 11,890,105   6,163,949
    San Miguel Pure Foods Co., Inc......................     83,210     440,501
    Security Bank Corp..................................  1,547,208   4,255,101
    Semirara Mining Corp................................    396,560   3,199,573
    Shang Properties, Inc...............................    831,970      63,534
    SM Prime Holdings, Inc..............................    351,632     123,189
    Trans-Asia Oil & Energy Development Corp............ 11,379,000     640,363
    Union Bank of the Philippines.......................    732,480   1,983,027
*   Universal Rightfield Property Holdings, Inc.........  1,062,000          --
    Universal Robina Corp...............................    737,225   2,731,030
*   Victorias Milling Co., Inc..........................    231,600      23,174
    Vista Land & Lifescapes, Inc........................ 31,761,900   4,277,719
                                                                    -----------
TOTAL PHILIPPINES.......................................             71,156,582
                                                                    -----------
POLAND -- (1.9%)
    ABC Data SA.........................................    129,926     165,499
    Action SA...........................................     19,311     265,287
*   Agora SA............................................    279,183     715,095

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
POLAND -- (Continued)
*   Alchemia SA..........................................   380,695 $   615,829
*   Alior Bank SA........................................    59,299   1,462,509
    Amica Wronki SA......................................    11,290     333,243
*   AmRest Holdings SE...................................    58,462   1,346,196
    Apator SA............................................    54,682     609,295
    Asseco Poland SA.....................................   647,612   8,614,838
    ATM SA...............................................    64,541     246,983
*   Bioton SA............................................   367,361     502,037
*   Boryszew SA.......................................... 1,238,906   2,139,050
    Budimex SA...........................................   101,706   3,610,925
    CCC SA...............................................   129,831   4,556,671
#*  CD Projekt SA........................................   727,757   3,565,835
    Ciech SA.............................................   295,749   3,411,634
    ComArch SA...........................................     2,740      66,058
    Dom Development SA...................................     4,673      66,292
#   Eko Export SA........................................    46,236     480,889
    Elektrobudowa SA.....................................     8,568     208,806
    Emperia Holding SA...................................    79,720   1,528,324
    Enea SA..............................................    59,692     289,899
#   Eurocash SA..........................................   199,667   2,465,877
    Fabryki Mebli Forte SA...............................   100,503   1,383,105
    Famur SA.............................................   350,412     406,996
*   Farmacol SA..........................................    50,868     769,896
    Firma Oponiarska Debica SA...........................    29,862     880,429
*   Getin Holding SA..................................... 2,582,004   2,281,742
*   Getin Noble Bank SA.................................. 1,154,756   1,017,817
*   Global City Holdings NV..............................    53,690     602,850
    Grupa Azoty SA.......................................   120,112   2,802,925
    Grupa Azoty Zaklady Chemiczne Police SA..............    76,751     550,748
    Grupa Kety SA........................................    46,362   3,266,719
*   Grupa Lotos SA.......................................   645,490   7,487,876
#*  Hawe SA..............................................   846,548     804,344
*   Impexmetal SA........................................   925,041     646,519
#*  Integer.pl SA........................................    12,270     787,871
    Inter Cars SA........................................    22,331   1,194,487
*   Jastrzebska Spolka Weglowa SA........................   113,004   1,499,347
*   Kernel Holding SA....................................   282,561   2,604,057
*   Kopex SA.............................................   214,308     723,667
*   KRUK SA..............................................    29,383     814,760
*   LC Corp. SA..........................................   192,664     107,848
    Lentex SA............................................   203,837     524,135
    LPP SA...............................................       718   1,791,275
    Lubelski Wegiel Bogdanka SA..........................   274,756  10,072,209
*   MCI Management SA....................................   225,220     680,220
    Mercor SA............................................     7,843      19,177
*   Midas SA............................................. 1,891,867     314,223
*   Mostostal Zabrze SA..................................   338,878     196,508
    Netia SA............................................. 2,021,330   3,640,986
    Neuca SA.............................................    16,095   1,154,809
    Orbis SA.............................................   132,247   1,773,388
    Pelion SA............................................    47,515   1,089,809
*   Pfleiderer Grajewo SA................................    26,312     199,944
*   Polimex-Mostostal SA................................. 3,287,314      94,253

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
POLAND -- (Continued)
*   Polnord SA..........................................   227,279 $    579,470
*   Polski Koncern Miesny Duda SA.......................   161,488      339,897
*   PZ Cormay SA........................................   120,099      186,643
*   Rafako SA...........................................   320,028      374,606
*   Rovese SA........................................... 2,276,863      874,158
*   Stalexport Autostrady SA............................   282,703      239,689
    Stalprodukt SA......................................     9,034      609,203
*   Sygnity SA..........................................    54,489      292,089
#   Synthos SA.......................................... 1,249,268    1,797,794
#*  Trakcja SA.......................................... 2,364,349      768,479
*   TVN SA.............................................. 1,387,511    6,312,111
*   Vistula Group SA....................................   861,272      478,629
#   Warsaw Stock Exchange...............................   171,071    1,956,161
    Wawel SA............................................       646      196,678
*   Zespol Elektrowni Patnow Adamow Konin SA............    13,855      126,198
                                                                   ------------
TOTAL POLAND............................................            104,583,815
                                                                   ------------
SOUTH AFRICA -- (7.2%)
#*  Adcock Ingram Holdings, Ltd.........................   945,633    4,656,231
    Adcorp Holdings, Ltd................................   514,912    1,608,490
    Advtech, Ltd........................................ 2,050,113    1,469,844
    Aeci, Ltd...........................................   857,982    9,780,096
#   African Bank Investments, Ltd....................... 5,287,877    3,033,292
    African Oxygen, Ltd.................................   853,971    1,484,990
    Allied Electronics Corp., Ltd.......................   194,270      478,143
*   ArcelorMittal South Africa, Ltd.....................   934,251    3,309,205
#   Astral Foods, Ltd...................................   288,222    3,863,202
#*  Aveng, Ltd.......................................... 3,212,008    7,288,477
    AVI, Ltd............................................ 2,752,735   15,572,063
    Barloworld, Ltd..................................... 1,035,173    9,817,091
*   Basil Read Holdings, Ltd............................   325,585      203,235
*   Bell Equipment, Ltd.................................   142,161      191,685
    Blue Label Telecoms, Ltd............................ 2,690,014    2,017,367
*   Brait SE............................................   498,180    3,470,481
    Business Connexion Group, Ltd....................... 1,486,408      880,840
#   Capitec Bank Holdings, Ltd..........................   186,454    4,226,294
#   Cashbuild, Ltd......................................   174,734    2,223,741
    Caxton and CTP Publishers and Printers, Ltd.........   286,266      422,170
    City Lodge Hotels, Ltd..............................   263,575    2,871,448
#   Clicks Group, Ltd................................... 2,314,163   14,185,173
    Clover Industries, Ltd..............................   764,047    1,237,027
*   Consolidated Infrastructure Group, Ltd..............   209,797      582,526
    Coronation Fund Managers, Ltd....................... 1,346,747   12,289,887
*   Corpgro, Ltd........................................   241,136           --
    Cullinan Holdings, Ltd..............................   197,115       40,708
    Datacentrix Holdings, Ltd...........................   641,400      233,465
    DataTec, Ltd........................................ 1,470,990    7,680,190
    Distell Group, Ltd..................................   233,656    2,960,617
    Distribution and Warehousing Network, Ltd...........   258,997      255,941
    DRDGOLD, Ltd........................................ 2,685,729      760,588
    EOH Holdings, Ltd...................................   775,196    6,806,763
    Eqstra Holdings, Ltd................................ 1,839,705    1,186,866
*   Evraz Highveld Steel and Vanadium, Ltd..............   147,042       92,747

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH AFRICA -- (Continued)
#   Famous Brands, Ltd...................................   452,663 $ 4,185,282
#   Foschini Group, Ltd. (The)...........................   864,510   9,456,236
    Grand Parade Investments, Ltd........................ 1,440,467     846,806
    Grindrod, Ltd........................................ 3,554,566   8,653,179
    Group Five, Ltd......................................   909,514   3,389,146
*   Harmony Gold Mining Co., Ltd.........................   549,623   1,691,676
*   Harmony Gold Mining Co., Ltd. Sponsored ADR.......... 2,538,198   7,690,740
    Holdsport, Ltd.......................................   104,181     414,291
    Hudaco Industries, Ltd...............................   229,223   1,938,658
*   Hulamin, Ltd.........................................   670,442     501,354
    Iliad Africa, Ltd....................................   233,033     159,137
    Illovo Sugar, Ltd.................................... 1,768,890   4,944,922
    Invicta Holdings, Ltd................................    66,590     681,710
*   JCI, Ltd............................................. 3,131,151          --
#   JD Group, Ltd........................................ 1,277,054   2,967,735
    JSE, Ltd.............................................   710,153   6,579,887
    KAP Industrial Holdings, Ltd......................... 2,148,005     799,797
#   Lewis Group, Ltd.....................................   875,093   5,183,069
*   Merafe Resources, Ltd................................ 6,781,336     873,915
    Metair Investments, Ltd..............................   904,546   3,125,650
    Mpact, Ltd........................................... 1,222,365   3,425,893
*   Murray & Roberts Holdings, Ltd....................... 3,176,473   7,392,097
    Mustek, Ltd..........................................   740,975     536,011
    Nampak, Ltd.......................................... 2,669,684  10,139,214
*   Northam Platinum, Ltd................................ 2,408,001   9,850,314
    Nu-World Holdings, Ltd...............................    28,894      51,367
    Oceana Group, Ltd....................................   369,193   2,844,102
    Omnia Holdings, Ltd..................................   546,689  11,828,019
    Peregrine Holdings, Ltd..............................   951,014   2,059,223
    Petmin, Ltd.......................................... 1,215,428     244,431
#   Pick n Pay Stores, Ltd...............................   879,231   4,789,425
    Pinnacle Holdings, Ltd............................... 1,141,564   1,432,377
    Pioneer Foods, Ltd...................................   645,921   7,066,573
    PPC, Ltd............................................. 4,436,466  13,292,754
    Premium Properties, Ltd..............................    34,094      59,968
#   PSG Group, Ltd.......................................   782,739   7,199,595
    Raubex Group, Ltd....................................   898,077   1,931,400
*   RCL Foods, Ltd.......................................   490,053     751,155
    Resilient Property Income Fund, Ltd..................   284,617   1,698,116
    Reunert, Ltd......................................... 1,409,627   8,447,108
*   Royal Bafokeng Platinum, Ltd.........................   356,391   2,422,632
    Santam, Ltd..........................................   117,782   2,194,551
#*  Sappi, Ltd........................................... 4,658,009  17,606,989
    Sibanye Gold, Ltd.................................... 3,685,088   8,740,734
    Sibanye Gold, Ltd. Sponsored ADR.....................   611,009   5,829,026
    Spar Group, Ltd. (The)............................... 1,091,443  12,596,706
    Spur Corp., Ltd......................................   555,255   1,618,544
*   Stefanutti Stocks Holdings, Ltd......................   524,569     450,851
    Sun International, Ltd...............................   852,325   8,509,848
*   Super Group, Ltd..................................... 2,603,218   7,291,979
*   Telkom SA SOC, Ltd................................... 2,411,246  11,132,161
    Times Media Group, Ltd...............................    82,884     166,352
    Tongaat Hulett, Ltd..................................   786,861  11,204,815

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
    Trencor, Ltd........................................   913,662 $  6,469,532
    Value Group, Ltd....................................   363,719      179,168
    Wilson Bayly Holmes-Ovcon, Ltd......................   447,982    5,345,127
    Zeder Investments, Ltd.............................. 3,630,040    1,972,156
                                                                   ------------
TOTAL SOUTH AFRICA......................................            390,034,386
                                                                   ------------
SOUTH KOREA -- (13.1%)
#*  3S Korea Co., Ltd...................................    45,293      121,403
#   Able C&C Co., Ltd...................................    55,911    1,412,768
#*  Actoz Soft Co., Ltd.................................    29,003      742,847
*   Advanced Nano Products Co., Ltd.....................       811       14,769
#*  Advanced Process Systems Corp.......................   112,505      807,210
#   Aekyung Petrochemical Co., Ltd......................     6,167      396,858
#   AfreecaTV Co., Ltd..................................    55,144    1,476,585
#   Agabang&Company.....................................   137,202      700,566
    Ahn-Gook Pharmaceutical Co., Ltd....................    20,591      254,439
#*  AJ Rent A Car Co., Ltd..............................    76,565    1,016,838
#   AK Holdings, Inc....................................    13,089      767,420
#*  Aminologics Co., Ltd................................    68,404       94,809
#*  Amotech Co., Ltd....................................    41,358      285,577
    Anapass, Inc........................................    40,115      406,881
    Asia Cement Co., Ltd................................     8,724      926,606
    ASIA Holdings Co., Ltd..............................     5,611      750,743
#   Asia Paper Manufacturing Co., Ltd...................    28,021      632,543
*   Asiana Airlines, Inc................................   514,064    2,333,424
    AtlasBX Co., Ltd....................................    38,736    1,549,383
*   AUK Corp............................................   199,140      387,961
#   Autech Corp.........................................    52,319      369,764
#*  Avaco Co., Ltd......................................    44,746      196,974
#   Baiksan Co., Ltd....................................    58,310      318,996
#   Basic House Co., Ltd. (The).........................    37,960      789,113
#*  BH Co., Ltd.........................................    57,838      374,861
#   BHI Co., Ltd........................................    26,142      355,395
#   Binggrae Co., Ltd...................................    26,617    2,061,793
#   Bioland, Ltd........................................    45,866      743,374
#   Biospace Co., Ltd...................................    48,097      876,611
#*  Biotoxtech Co., Ltd.................................     4,621       18,329
#   Bluecom Co., Ltd....................................    48,205      720,600
*   Bongshin Co., Ltd...................................         2           --
    Bookook Securities Co., Ltd.........................     7,410       98,274
#*  Boryung Medience Co., Ltd...........................    28,638      199,082
#   Boryung Pharmaceutical Co., Ltd.....................    23,013      900,701
    Bukwang Pharmaceutical Co., Ltd.....................    81,519    1,324,221
    BYC Co., Ltd........................................       710      155,540
#   Byucksan Corp.......................................   171,105      729,916
#   CammSys Corp........................................   176,838      380,120
#*  Capro Corp..........................................   153,464      653,154
#*  Celltrion Pharm, Inc................................    62,265      598,260
#*  Chabiotech Co., Ltd.................................   151,362    2,027,885
#*  Chadiostech Co., Ltd................................    57,058      158,764
#*  Charm Engineering Co., Ltd..........................    42,800       72,378
#   Chemtronics Co., Ltd................................    42,261      412,850
#*  Chin Hung International, Inc........................   132,439      195,702

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#*  China Great Star International, Ltd..................... 281,781 $  923,162
#*  China Ocean Resources Co., Ltd.......................... 447,288    517,396
*   Choa Pharmaceutical Co..................................  53,419    182,032
    Chokwang Paint, Ltd.....................................  41,364    417,725
    Chong Kun Dang Pharmaceutical Corp......................  34,126  2,121,346
#   Chongkundang Holdings Corp..............................  16,130    669,731
#   Choong Ang Vaccine Laboratory...........................  18,948    252,344
    Chosun Refractories Co., Ltd............................   4,133    463,447
#   Chungdahm Learning, Inc.................................  17,619    223,467
#   CJ CGV Co., Ltd.........................................  63,320  2,815,492
*   CJ E&M Corp.............................................  97,431  3,665,440
#*  CJ Freshway Corp........................................   8,711    285,754
#*  CJ Korea Express Co., Ltd...............................  28,793  3,772,643
    CJ O Shopping Co., Ltd..................................   6,462  2,472,112
#*  CJ Seafood Corp.........................................  91,710    230,141
    CKD Bio Corp............................................  14,374    215,853
#*  CNK International Co., Ltd..............................  59,774    100,316
#*  Com2uSCorp..............................................  19,797  1,825,820
#   Cosmax BTI, Inc.........................................  16,671    696,808
*   Cosmax, Inc.............................................  32,665  2,975,564
#*  CosmoAM&T Co., Ltd......................................  51,209    292,226
#*  Cosmochemical Co., Ltd..................................  52,090    322,432
#   Credu Corp..............................................  11,472    823,290
#   Crown Confectionery Co., Ltd............................   3,241    716,163
#*  CTC BIO, Inc............................................  69,173    854,893
#*  CUROCOM Co., Ltd........................................ 182,360    185,588
#*  D.I Corp................................................  87,180    740,875
#*  D.ID Corp...............................................  68,169    132,417
    Dae Dong Industrial Co., Ltd............................  59,724    616,910
    Dae Han Flour Mills Co., Ltd............................   5,921  1,098,511
#   Dae Hyun Co., Ltd....................................... 108,890    201,436
    Dae Won Kang Up Co., Ltd................................ 115,802    786,215
#*  Dae Young Packaging Co., Ltd............................ 329,600    227,610
#   Dae-Il Corp.............................................  75,338    491,341
#*  Daea TI Co., Ltd........................................ 327,849    494,705
#*  Daechang Co., Ltd....................................... 319,448    332,524
    Daechang Forging Co., Ltd...............................     231     11,598
#   Daeduck Electronics Co.................................. 182,896  1,455,652
#   Daeduck GDS Co., Ltd....................................  92,186  1,132,933
    Daegu Department Store..................................  25,278    411,086
#*  Daehan New Pharm Co., Ltd...............................  42,266    458,127
#   Daehan Steel Co., Ltd...................................  79,022    453,065
*   Daeho International Corp................................     543         --
    Daehwa Pharmaceutical Co., Ltd..........................  63,319    402,348
    Daekyo Co., Ltd.........................................  72,780    476,465
#*  Daekyung Machinery & Engineering Co., Ltd............... 139,260    252,087
    Daelim Trading Co., Ltd.................................     342      1,495
#   Daesang Corp............................................ 116,870  5,796,844
    Daesang Holdings Co., Ltd...............................  68,612  1,321,035
    Daesung Holdings Co., Ltd...............................  18,044    213,592
    Daewon Pharmaceutical Co., Ltd..........................  54,481    593,246
    Daewon San Up Co., Ltd..................................  35,469    442,001
    Daewoong Co., Ltd.......................................   3,947    154,742

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
    Daewoong Pharmaceutical Co., Ltd.......................  23,674 $ 1,406,078
*   Dahaam E-Tec Co., Ltd..................................   2,100       6,895
#   Daishin Securities Co., Ltd............................ 198,340   2,040,428
#*  Danal Co., Ltd.........................................   4,730      32,352
#   Daou Data Corp.........................................  57,148     273,218
    Daou Technology, Inc................................... 167,950   1,806,735
#*  Dasan Networks, Inc....................................  94,525     757,578
#   Daum Communications Corp...............................  55,806   7,131,309
#   Dawonsys Co., Ltd......................................  37,691     396,360
#   Dayou Automotive Seat Technology Co., Ltd.............. 315,450     487,963
    DCM Corp...............................................  17,132     207,177
#*  Deutsch Motors, Inc....................................  57,548     239,315
    DGB Financial Group, Inc............................... 721,377  11,710,548
    Digital Chosun Co., Ltd................................   4,745      10,100
#   Digital Power Communications Co., Ltd..................  50,540     157,246
#*  Digitech Systems Co., Ltd..............................  68,918     106,611
#*  DIO Corp...............................................  66,510     504,003
    Dong Ah Tire & Rubber Co., Ltd.........................  23,935     475,669
#*  Dong Yang Gang Chul Co., Ltd........................... 144,840     422,954
    Dong-A Socio Holdings Co., Ltd.........................  13,294   1,653,647
#   Dong-Ah Geological Engineering Co., Ltd................  30,200     250,569
    Dong-Il Corp...........................................   3,402     268,432
#   Dongaone Co., Ltd...................................... 111,180     329,123
#   Dongbang Transport Logistics Co., Ltd..................  75,370     153,523
#*  Dongbu CNI Co., Ltd....................................  20,390      60,164
#*  Dongbu Corp............................................  41,240      82,518
#*  Dongbu HiTek Co., Ltd.................................. 151,833     587,258
*   Dongbu Securities Co., Ltd............................. 142,637     720,444
#*  Dongbu Steel Co., Ltd.................................. 244,720     428,058
    Dongil Industries Co., Ltd.............................   5,791     325,436
#   Dongjin Semichem Co., Ltd.............................. 140,811     506,651
#*  Dongkook Industrial Co., Ltd........................... 124,790     418,910
#   DongKook Pharmaceutical Co., Ltd.......................  21,467     620,288
#   Dongkuk Industries Co., Ltd............................  29,303     120,875
#   Dongkuk Steel Mill Co., Ltd............................ 343,023   2,622,388
#   DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd............. 138,512     516,917
    Dongsuh Co., Inc.......................................  28,699     537,747
#   Dongsung Chemical Co., Ltd.............................   8,700     154,285
#   Dongsung Holdings Co., Ltd............................. 124,153     758,419
#   Dongsung Pharmaceutical Co., Ltd.......................  78,985     271,072
#   Dongwha Pharm Co., Ltd................................. 107,890     532,942
    Dongwon F&B Co., Ltd...................................   6,814   1,375,361
#   Dongwon Industries Co., Ltd............................   5,912   1,892,994
*   Dongwon Systems Corp...................................   4,921      56,819
*   Dongwoo Co., Ltd.......................................  58,857     217,700
    Dongyang E&P, Inc......................................  35,068     483,003
#   Dongyang Mechatronics Corp............................. 148,648   1,364,288
#*  Doosan Engine Co., Ltd................................. 136,053   1,087,667
#*  Doosan Engineering & Construction Co., Ltd.............  24,154     325,084
#*  Doosan Infracore Co., Ltd.............................. 113,280   1,423,936
#*  Dragonfly GF Co., Ltd..................................  32,142     226,812
#   DRB Holding Co., Ltd...................................  57,798     790,760
#*  Duksan Hi-Metal Co., Ltd...............................  66,011   1,065,286

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#   DuzonBIzon Co., Ltd..................................... 109,890 $1,003,691
*   e Tec E&C, Ltd..........................................     695     46,274
#   e-LITECOM Co., Ltd......................................  37,721    559,628
#*  e-Starco Co., Ltd....................................... 153,747    592,544
    E1 Corp.................................................  15,150  1,057,965
#   Eagon Industries Co., Ltd...............................  29,742    350,450
#   Easy Bio, Inc........................................... 180,267  1,241,400
#*  Ecopro Co., Ltd.........................................  51,772    408,059
#   EG Corp.................................................  20,136    413,926
#*  ELK Corp................................................  84,447    244,479
#*  EMKOREA Co., Ltd........................................  20,391    101,479
#   ENF Technology Co., Ltd.................................  46,783    418,904
#   Eo Technics Co., Ltd....................................  41,683  2,795,523
#   Estechpharma Co., Ltd...................................  52,820    382,412
#*  ESTsoft Corp............................................   4,772     66,284
    Eugene Corp............................................. 241,224    859,149
#*  Eugene Investment & Securities Co., Ltd................. 257,638    614,010
#   Eugene Technology Co., Ltd..............................  77,838  1,171,930
    EVERDIGM Corp...........................................  29,621    199,681
#*  Farmsco.................................................  10,730    144,621
    Fila Korea, Ltd.........................................  46,332  4,072,049
*   Fine Technix Co., Ltd...................................  67,492    177,530
#*  Finetex EnE, Inc........................................  86,393    168,374
#   Firstec Co., Ltd........................................ 164,190    298,378
#*  Flexcom, Inc............................................  53,658    268,947
#*  Foosung Co., Ltd........................................ 142,799    449,925
    Fursys, Inc.............................................  14,315    460,030
#*  Gamevil, Inc............................................  28,066  2,827,592
    Gaon Cable Co., Ltd.....................................  18,531    498,631
#*  GeneOneLifeScience, Inc.................................  46,810     47,530
#*  Genexine Co., Ltd.......................................   3,715    186,578
#*  Genic Co., Ltd..........................................  23,585    397,221
    GIIR, Inc...............................................  10,990     85,845
    Global & Yuasa Battery Co., Ltd.........................  28,740  1,345,879
#   Global Display Co., Ltd.................................  67,110    452,418
#*  GNCO Co., Ltd........................................... 270,836    315,389
#   Golfzon Co., Ltd........................................  84,536  1,625,953
#   Grand Korea Leisure Co., Ltd............................ 150,160  6,198,360
    Green Cross Corp........................................  33,326  3,942,179
    Green Cross Holdings Corp............................... 114,382  1,726,338
*   Green Non-Life Insurance Co., Ltd.......................  22,357         --
#*  GS Engineering & Construction Corp...................... 223,398  8,443,094
#   GS Global Corp..........................................  64,716    585,147
    GS Home Shopping, Inc...................................   8,182  2,210,156
#   GS retail Co., Ltd...................................... 137,660  2,916,145
#   Gwangju Shinsegae Co., Ltd..............................   3,400    821,339
#*  Halla Corp..............................................  92,360    710,680
#   Halla Visteon Climate Control Corp......................  51,440  2,536,624
#   Han Kuk Carbon Co., Ltd................................. 155,149  1,096,771
#*  Hana Micron, Inc........................................  82,433    657,551
#   Hana Tour Service, Inc..................................  44,458  2,821,159
#*  Hanall Biopharma Co., Ltd...............................  92,648    351,274
    Handok, Inc.............................................  26,092    653,806

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

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#   Handsome Co., Ltd.......................................  73,942 $1,969,927
    Hanil Cement Co., Ltd...................................  20,147  2,578,906
#   Hanil E-Wha Co., Ltd.................................... 111,930  2,303,176
#*  Hanjin Heavy Industries & Construction Co., Ltd......... 239,542  1,651,105
#   Hanjin Heavy Industries & Construction Holdings Co.,
      Ltd...................................................  70,127    744,058
#*  Hanjin P&C Co., Ltd..................................... 110,818    131,535
#*  Hanjin Shipping Co., Ltd................................  75,681    406,552
#*  Hanjin Shipping Holdings Co., Ltd.......................  33,400    383,630
    Hanjin Transportation Co., Ltd..........................  50,181  1,568,418
    Hankook Shell Oil Co., Ltd..............................   3,445  1,708,747
*   Hankook Synthetics, Inc.................................     550         --
*   Hankuk Glass Industries, Inc............................  11,460    239,927
    Hankuk Paper Manufacturing Co., Ltd.....................  11,951    361,617
*   Hanmi Pharm Co., Ltd....................................  27,841  2,345,753
#*  Hanmi Science Co., Ltd..................................  58,368    784,656
#   Hanmi Semiconductor Co., Ltd............................  53,050    754,940
#   Hansae Co., Ltd.........................................  85,981  2,249,445
#   Hansae Yes24 Holdings Co., Ltd..........................  58,604    510,807
    Hanshin Construction....................................   9,920    146,754
#   Hansol Chemical Co., Ltd................................  49,483  1,386,661
#*  Hansol HomeDeco Co., Ltd................................ 294,113    600,375
#   Hansol Logistics Co., Ltd............................... 205,620    479,445
#   Hansol Paper Co......................................... 203,390  2,359,377
#*  Hansol Technics Co., Ltd................................  53,475    997,614
#   Hanssem Co., Ltd........................................  49,360  4,482,320
    Hanwha Corp............................................. 234,549  6,647,894
    Hanwha Galleria Timeworld Co., Ltd......................   8,190    367,554
#*  Hanwha General Insurance Co., Ltd....................... 173,490  1,005,861
*   Hanwha Investment & Securities Co., Ltd................. 305,909  1,340,374
    Hanyang Eng Co., Ltd....................................  56,842    377,278
    Hanyang Securities Co., Ltd.............................  15,710    115,395
*   Harim Holdings Co., Ltd................................. 102,741    578,992
#   Heung-A Shipping Co., Ltd............................... 519,442    632,722
*   Heungkuk Fire & Marine Insurance Co., Ltd...............  74,867    292,565
    High Tech Pharm Co., Ltd................................  28,464    398,497
#   Hite Jinro Co., Ltd..................................... 140,668  3,096,609
    Hitejinro Holdings Co., Ltd.............................  40,120    492,935
*   HMC Investment Securities Co., Ltd......................  90,880  1,161,127
    Hotel Shilla Co., Ltd...................................  53,993  5,753,221
    HS R&A Co., Ltd.........................................  16,836    526,355
#   Huchems Fine Chemical Corp.............................. 109,178  2,743,374
#   Humax Co., Ltd..........................................  86,296    911,140
#   Huons Co., Ltd..........................................  31,243  1,350,570
#   Husteel Co., Ltd........................................  21,565    389,086
    Huvis Corp..............................................  83,090    891,566
#   Huvitz Co., Ltd.........................................  39,094    495,210
#   Hwa Shin Co., Ltd.......................................  95,559  1,067,112
    Hwacheon Machine Tool Co., Ltd..........................   4,979    301,556
    HwaSung Industrial Co., Ltd.............................  43,735    607,687
#   Hy-Lok Corp.............................................  39,193  1,286,279
    Hyosung Corp............................................ 121,019  8,789,853
*   Hyundai BNG Steel Co., Ltd..............................  51,160  1,053,248
#   Hyundai Corp............................................  58,941  2,070,008

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

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
#   Hyundai Development Co................................. 299,750 $11,127,949
#*  Hyundai Elevator Co., Ltd..............................  64,859   2,385,088
#   Hyundai Engineering Plastics Co., Ltd..................  93,890     692,171
#   Hyundai Greenfood Co., Ltd............................. 232,990   3,754,132
    Hyundai Home Shopping Network Corp.....................  29,313   4,715,977
    Hyundai Hy Communications & Networks Co., Ltd.......... 173,909     788,875
#   Hyundai Hysco Co., Ltd.................................  33,182   2,656,034
    Hyundai Livart Co., Ltd................................  44,540   1,392,280
    Hyundai Marine & Fire Insurance Co., Ltd...............  27,130     802,217
#*  Hyundai Merchant Marine Co., Ltd.......................  39,429     394,376
#   Hyundai Mipo Dockyard..................................   2,711     321,195
#*  Hyundai Securities Co., Ltd............................ 590,660   4,537,515
#*  Hyunjin Materials Co., Ltd.............................  72,882     331,138
#   HyVision System, Inc...................................  57,761     433,492
#*  ICD Co., Ltd...........................................  70,948     454,823
#*  IHQ, Inc...............................................  93,626     248,487
#   Il Dong Pharmaceutical Co., Ltd........................  62,230     841,438
#   Iljin Electric Co., Ltd................................ 100,639     753,359
    Iljin Holdings Co., Ltd................................  92,116     545,764
#*  Iljin Materials Co., Ltd...............................  68,180     683,801
    Ilshin Spinning Co., Ltd...............................   7,626     980,196
#   Ilsung Pharmaceuticals Co., Ltd........................   2,864     240,125
#*  IM Co., Ltd............................................  65,996     230,043
#   iMarketKorea, Inc......................................  88,230   2,716,127
#*  Infinitt Healthcare Co., Ltd...........................  18,639     119,182
#*  Infopia Co., Ltd.......................................  36,952     467,095
#*  Infraware, Inc.........................................  88,556     518,718
#*  InkTec Co., Ltd........................................  30,500     392,646
#   Innochips Technology, Inc..............................  31,294     379,912
#*  InnoWireless, Inc......................................  21,995     253,656
#*  Innox Corp.............................................  51,473     872,880
#*  Insun ENT Co., Ltd..................................... 146,886     472,055
#   Intelligent Digital Integrated Securities Co., Ltd.....  19,755     297,695
#*  Interflex Co., Ltd.....................................  48,886     503,262
    Intergis Co., Ltd......................................   5,610      49,621
    Interojo Co., Ltd......................................  35,292     683,031
#   Interpark Corp......................................... 169,412   1,832,056
    INTOPS Co., Ltd........................................  34,729     618,009
#   Inzi Controls Co., Ltd.................................  45,990     238,630
    INZI Display Co., Ltd..................................  64,622     117,034
#*  IS Dongseo Co., Ltd....................................  52,132   1,570,796
#   ISU Chemical Co., Ltd..................................  59,130     764,122
#   IsuPetasys Co., Ltd.................................... 171,914     793,884
#   Jahwa Electronics Co., Ltd.............................  66,762     932,620
#   JB Financial Group Co., Ltd............................ 402,950   2,847,869
*   Jcontentree Corp....................................... 115,864     403,472
#   Jeil Pharmaceutical Co.................................  32,520     915,031
#*  Jeju Semiconductor Corp................................  33,053      81,198
*   Jenax, Inc.............................................   6,754      63,151
    Jinro Distillers Co., Ltd..............................   4,585     113,493
#   Jinsung T.E.C..........................................  70,489     380,456
#   JNK Heaters Co., Ltd...................................  11,537      63,971
#*  JoyCity Corp...........................................  15,243     245,500

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CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
*   Joymax Co., Ltd.........................................  21,192 $  505,513
#*  Jusung Engineering Co., Ltd............................. 119,127    426,004
#*  JVM Co., Ltd............................................  16,837    949,137
    JW Holdings Co., Ltd.................................... 186,156    470,802
#   JW Pharmaceutical Corp..................................  54,412    815,296
#   JW Shinyak Corp.........................................  13,505     64,795
#*  JYP Entertainment Corp..................................  11,644     47,365
#   KB Capital Co., Ltd.....................................  56,381  1,152,931
#   KC Cottrell Co., Ltd....................................  28,203    176,065
#   KC Green Holdings Co., Ltd..............................  62,335    388,447
#   KC Tech Co., Ltd........................................ 123,092    670,599
#*  KCC Engineering & Construction Co., Ltd.................  14,644    166,784
*   KCO Energy, Inc.........................................     120         --
#   KCP Co., Ltd............................................  51,119    413,126
*   Keangnam Enterprises, Ltd...............................   5,833     24,696
#*  KEC Corp................................................ 101,438     87,360
#   KEPCO Engineering & Construction Co., Inc...............  17,746    984,181
    KEPCO Plant Service & Engineering Co., Ltd..............   5,409    389,159
#   Keyang Electric Machinery Co., Ltd...................... 122,355    573,273
    KG Chemical Corp........................................  37,603    505,288
#   Kginicis Co., Ltd.......................................  75,234    800,876
#   KGMobilians Co., Ltd....................................  57,044    663,762
#   KH Vatec Co., Ltd.......................................  64,783  1,219,932
#   KISCO Corp..............................................  19,419    551,685
    KISCO Holdings Co., Ltd.................................   2,292    101,077
#   Kishin Corp.............................................  49,420    359,111
    KISWIRE, Ltd............................................  25,959  1,084,814
#   KIWOOM Securities Co., Ltd..............................  61,811  2,976,718
*   KMH Co., Ltd............................................  42,510    351,554
#*  KMW Co., Ltd............................................  49,321    733,226
#   Koentec Co., Ltd........................................ 194,086    441,825
    Koh Young Technology, Inc...............................  63,733  1,617,776
#   Kolao Holdings.......................................... 131,554  2,729,853
    Kolon Corp..............................................  38,619  1,168,188
#*  Kolon Global Corp.......................................  34,852    341,593
    Kolon Industries, Inc...................................  86,258  5,690,693
#   Kolon Life Science, Inc.................................  22,796  1,319,513
#*  Komipharm International Co., Ltd........................  22,247    175,630
#   KONA I Co., Ltd.........................................  49,612  1,677,866
    Kook Je Electric Korea Co., Ltd.........................  24,109    516,690
#   Kook Soon Dang Brewery Co., Ltd.........................  54,524    313,328
    Korea Airport Service Co., Ltd..........................   2,433     58,828
#   Korea Cast Iron Pipe Industries Co., Ltd................   8,530     36,836
#   Korea Circuit Co., Ltd..................................  56,217    446,495
#   Korea District Heating Corp.............................  15,388  1,124,046
    Korea Electric Terminal Co., Ltd........................  30,068  1,300,668
    Korea Export Packaging Industrial Co., Ltd..............   4,840     98,964
#   Korea Flange Co., Ltd...................................  17,974    411,399
#*  Korea Info & Comm.......................................  61,340    348,006
    Korea Investment Holdings Co., Ltd...................... 171,470  7,670,328
#   Korea Kolmar Co., Ltd...................................  69,030  3,270,327
#   Korea Kolmar Holdings Co., Ltd..........................  33,913    849,587
    Korea Petrochemical Ind Co., Ltd........................  18,138  1,153,297

                                      176

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CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#   Korea United Pharm, Inc...............................    50,081 $  540,420
*   Korean Air Lines Co., Ltd.............................   141,091  4,888,859
    Korean Reinsurance Co.................................   487,744  5,336,401
#   Kortek Corp...........................................    45,406    521,684
#   KPF...................................................    42,149    163,246
#   KPX Chemical Co., Ltd.................................     6,479    371,093
#*  KR Motors Co., Ltd....................................   102,980     99,259
#*  KSCB Co., Ltd.........................................     7,972     27,185
*   KT Hitel Co., Ltd.....................................    37,333    297,473
    KT Skylife Co., Ltd...................................   103,427  2,249,577
*   KTB Investment & Securities Co., Ltd..................   279,130    700,137
    Kukdo Chemical Co., Ltd...............................    20,758  1,082,261
#   Kumho Electric Co., Ltd...............................    22,347    451,343
*   Kumho Industrial Co., Ltd.............................       901      9,669
#*  Kumho Investment Bank................................. 2,881,160  1,285,174
*   Kumho Tire Co., Inc...................................   341,696  3,750,644
    Kumkang Kind Co., Ltd.................................    14,256    864,229
*   Kun Wha Pharmaceutical Co., Ltd.......................     7,580    161,809
    Kunsul Chemical Industrial Co., Ltd...................    20,675    928,348
    Kwang Dong Pharmaceutical Co., Ltd....................   194,647  1,805,098
#*  Kwang Myung Electric Engineering Co., Ltd.............   192,960    433,877
*   Kyeryong Construction Industrial Co., Ltd.............    25,068    393,646
*   Kyobo Securities Co., Ltd,............................    98,440  1,001,574
#   Kyung Dong Navien Co., Ltd............................    28,750    793,801
#   Kyung-In Synthetic Corp...............................   115,845    789,371
    Kyungbang, Ltd........................................     3,264    392,450
    Kyungchang Industrial Co., Ltd........................    63,745    797,995
    KyungDong City Gas Co., Ltd...........................    11,986  1,420,847
    Kyungdong Pharm Co., Ltd..............................    32,635    664,995
#   L&F Co., Ltd..........................................    50,139    257,110
#*  LB Semicon, Inc.......................................   164,971    304,958
#   LEENO Industrial, Inc.................................    51,031  1,770,346
#   LF Corp...............................................   103,743  2,903,226
    LG Hausys, Ltd........................................    32,510  5,952,303
#*  LG Innotek Co., Ltd...................................    55,586  6,730,912
    LG International Corp.................................   156,201  4,505,895
#*  LG Life Sciences, Ltd.................................    57,740  1,773,448
*   LIG ADP Co., Ltd......................................     2,798     12,951
    LIG Insurance Co., Ltd................................   203,911  5,810,301
#   LMS Co., Ltd..........................................    28,169    491,272
#   Lock & Lock Co., Ltd..................................   132,290  1,613,912
#*  Logistics Energy Korea Co., Ltd.......................   134,570    217,164
    Lotte Chilsung Beverage Co., Ltd......................     3,217  5,781,656
    Lotte Confectionery Co., Ltd..........................     2,556  5,206,145
    Lotte Food Co., Ltd...................................     3,776  2,725,255
#   LOTTE Himart Co., Ltd.................................    43,798  2,906,214
#*  Lotte Non-Life Insurance Co., Ltd.....................   141,571    459,803
    LS Corp...............................................    18,353  1,292,935
#   LS Industrial Systems Co., Ltd........................    72,572  4,451,890
#*  Lumens Co., Ltd.......................................   197,117  1,564,644
#   Macquarie Korea Infrastructure Fund................... 1,514,061  9,717,183
*   Macrogen, Inc.........................................    28,340  1,287,234
#   Maeil Dairy Industry Co., Ltd.........................    40,992  1,485,849

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CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#   Mando Corp............................................    60,934 $7,423,728
#*  Medifron DBT Co., Ltd.................................    97,748    271,676
#*  Medipost Co., Ltd.....................................     3,841    211,259
#   Medy-Tox, Inc.........................................    21,135  3,129,459
    MegaStudy Co., Ltd....................................    25,476  1,487,409
#*  Melfas, Inc...........................................    84,026    450,877
#   Meritz Financial Group, Inc...........................   118,136    908,581
    Meritz Fire & Marine Insurance Co., Ltd...............   291,385  3,780,841
    Meritz Securities Co., Ltd............................ 1,043,095  2,953,206
#*  Mgame Corp............................................     5,454     18,172
    Mi Chang Oil Industrial Co., Ltd......................     2,078    144,416
#   Mirae Asset Securities Co., Ltd.......................   129,254  5,831,461
#*  Mirae Corp............................................   436,967     82,386
    Miwon Chemicals Co., Ltd..............................     1,890     65,357
*   Miwon Commercial Co., Ltd.............................       716    118,079
    Miwon Specialty Chemical Co., Ltd.....................     1,041    292,038
    MK Electron Co., Ltd..................................    86,407    443,520
#*  MNTech Co., Ltd.......................................    99,776    437,853
#   Modetour Network, Inc.................................    59,242  1,415,412
#*  Monalisa Co., Ltd.....................................    68,050    163,005
    Moorim P&P Co., Ltd...................................   133,920    543,910
    Moorim Paper Co., Ltd.................................    98,440    225,537
    Motonic Corp..........................................    57,760    840,124
#*  Muhak Co., Ltd........................................    44,507  1,508,733
    Namhae Chemical Corp..................................   120,134  1,053,357
#   Namyang Dairy Products Co., Ltd.......................     1,390  1,148,798
    National Plastic Co...................................    56,060    360,953
#*  Neowiz Games Corp.....................................    75,015  1,320,092
#*  NEOWIZ HOLDINGS Corp..................................    24,844    346,178
#*  NEPES Corp............................................    94,472    592,893
#   Nexen Corp............................................    33,168  2,821,716
#   Nexen Tire Corp.......................................   173,236  2,787,613
#*  Nexolon Co., Ltd......................................    29,760     20,350
#*  Nexon GT Co., Ltd.....................................    77,052    591,899
    NH Investment & Securities Co., Ltd...................   151,949  1,121,033
    NICE Holdings Co., Ltd................................    61,740    775,886
    NICE Information Service Co., Ltd.....................   151,539    498,170
#*  NK Co., Ltd...........................................    93,370    297,710
#   Nong Shim Holdings Co., Ltd...........................     8,976  1,027,724
#   Nong Woo Bio Co., Ltd.................................    31,995    639,396
#   NongShim Co., Ltd.....................................    17,374  4,404,357
    Noroo Holdings Co., Ltd...............................     7,112    151,015
    NOROO Paint & Coatings Co., Ltd.......................    47,451    372,750
#   OCI Materials Co., Ltd................................    35,023  1,588,910
#*  OPTRON-TEC, Inc.......................................    81,696    356,008
#*  Orientbio, Inc........................................   218,393    107,980
#*  OSANGJAIEL Co., Ltd...................................    45,028    648,967
#*  Osstem Implant Co., Ltd...............................    56,145  1,859,362
#*  Osung LST Co., Ltd....................................    24,751     38,184
    Ottogi Corp...........................................     5,962  3,082,857
#*  Paik Kwang Industrial Co., Ltd........................    85,406    255,778
#*  Pan Ocean Co., Ltd....................................    17,111     65,388
#   Pan-Pacific Co., Ltd..................................   101,793    613,828

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CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#*  PaperCorea, Inc......................................... 422,059 $  319,318
#   Partron Co., Ltd........................................ 209,167  2,049,949
#*  Pharmicell Co., Ltd..................................... 129,934    370,454
    Poongsan Corp........................................... 104,011  3,005,444
#   Poongsan Holdings Corp..................................  22,248    870,330
    POSCO Chemtech Co., Ltd.................................   9,949  1,416,987
*   POSCO Coated & Color Steel Co., Ltd.....................   4,130     60,534
#   Posco ICT Co., Ltd...................................... 261,024  1,803,925
#   Posco M-Tech Co., Ltd................................... 102,771    399,667
#*  Posco Plantec Co., Ltd..................................  21,301     80,848
#*  Power Logics Co., Ltd................................... 134,027    497,474
#   PSK, Inc................................................  58,750    721,229
    Pulmuone Co., Ltd.......................................   5,952    709,704
#   Pyeong Hwa Automotive Co., Ltd..........................  59,253  1,345,837
#*  Redrover Co., Ltd.......................................  92,932    525,407
#   Reyon Pharmaceutical Co., Ltd...........................  18,952    450,629
#   RFsemi Technologies, Inc................................  30,415    245,468
#   RFTech Co., Ltd.........................................  43,940    283,288
#   Romanson Co., Ltd.......................................  40,410    463,617
*   S&C Engine Group, Ltd................................... 105,599    302,346
    S&T Corp................................................   5,003     82,226
    S&T Dynamics Co., Ltd................................... 147,292  1,558,925
#   S&T Holdings Co., Ltd...................................  26,504    458,016
    S&T Motiv Co., Ltd......................................  50,410  1,719,753
    S-1 Corp................................................  26,707  1,986,961
#   S-Energy Co., Ltd.......................................  47,170    444,467
#   S-MAC Co., Ltd..........................................  82,037    377,407
#   Saeron Automotive Corp..................................   2,640     28,365
#*  Sajo Industries Co., Ltd................................  11,813    417,430
    Sam Young Electronics Co., Ltd..........................  63,000    736,308
#   Sam Yung Trading Co., Ltd...............................  54,602  1,066,735
    Samchully Co., Ltd......................................  15,646  2,556,236
    Samho Development Co., Ltd..............................  61,747    196,058
*   Samho International Co., Ltd............................   7,876    118,722
#   SAMHWA Paints Industrial Co., Ltd.......................  43,265    641,803
#   Samick Musical Instruments Co., Ltd..................... 257,520    861,082
#   Samick THK Co., Ltd.....................................  42,891    342,966
#   Samjin Pharmaceutical Co., Ltd..........................  59,596  1,093,983
    Samkwang Glass..........................................  17,041    928,784
#   Samlip General Foods Co., Ltd...........................   9,750    879,523
#   Samsung Fine Chemicals Co., Ltd.........................  97,503  4,081,166
#*  SAMT Co., Ltd...........................................  76,958    156,644
#   Samyang Foods Co., Ltd..................................  17,230    448,901
    Samyang Holdings Corp...................................  20,208  1,506,040
    Samyang Tongsang Co., Ltd...............................   7,465    452,407
#*  Samyoung Chemical Co., Ltd.............................. 173,170    340,185
#*  Sangbo Corp.............................................  59,215    691,625
#*  Sapphire Technology Co., Ltd............................   8,161    246,658
    Satrec Initiative Co., Ltd..............................   5,805    122,456
    SAVEZONE I&C CORP.......................................  58,190    407,773
    SBS Contents Hub Co., Ltd...............................  40,540    601,087
    SBS Media Holdings Co., Ltd............................. 229,079    810,471
#*  SBW..................................................... 340,780    260,539

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CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
    Seah Besteel Corp.....................................    65,015 $2,251,572
    SeAH Holdings Corp....................................     4,622    750,503
    SeAH Steel Corp.......................................    13,506  1,248,594
    Sebang Co., Ltd.......................................    53,803  1,057,341
#*  Seegene, Inc..........................................    38,981  2,260,484
#   Sejong Industrial Co., Ltd............................    54,313    938,971
    Sempio Foods Co.......................................     7,350    175,683
#*  Seobu T&D.............................................    56,299  1,055,519
#   Seohan Co., Ltd.......................................   277,691    528,739
#*  Seohee Construction Co., Ltd..........................   787,809    494,909
#   Seoul Semiconductor Co., Ltd..........................    36,969  1,020,301
#   SEOWONINTECH Co., Ltd.................................    49,169    608,880
#*  Sewon Cellontech Co., Ltd.............................   141,557    453,347
*   Sewon Precision Industry Co., Ltd.....................     9,457    274,513
#   SEWOONMEDICAL Co., Ltd................................    95,161    662,488
#   SFA Engineering Corp..................................    50,853  1,969,916
#*  SG Corp...............................................   660,590    406,199
#   SH Energy & Chemical Co., Ltd.........................   438,586    340,502
    Shin Poong Pharmaceutical Co., Ltd....................   141,356    557,048
#*  Shinil Industrial Co., Ltd............................   228,580    447,575
    Shinsegae Co., Ltd....................................    35,692  8,074,778
    Shinsegae Information & Communication Co., Ltd........     4,229    338,230
#   Shinsegae International Co., Ltd......................    12,829  1,124,581
#*  Shinsung Solar Energy Co., Ltd........................   269,802    320,362
#*  Shinsung Tongsang Co., Ltd............................   349,750    338,839
*   Shinwha Intertek Corp.................................   103,734    310,130
*   Shinwon Corp..........................................   141,823    302,494
    Shinyoung Securities Co., Ltd.........................    14,050    652,783
#*  Signetics Corp........................................   247,452    381,459
#*  SIGONG TECH Co., Ltd..................................    67,831    261,156
    Silicon Works Co., Ltd................................    53,771  1,119,840
#   Silla Co., Ltd........................................    38,238    944,413
#*  Simm Tech Co., Ltd....................................   121,398    772,937
#   SIMPAC, Inc...........................................    73,030    508,568
    Sindoh Co., Ltd.......................................    10,939    759,047
#   SJM Co., Ltd..........................................    43,590    410,797
*   SK Broadband Co., Ltd.................................   788,263  2,902,275
#   SK Chemicals Co., Ltd.................................    77,076  4,855,171
#*  SK Communications Co., Ltd............................    79,814    695,610
    SK Gas, Ltd...........................................    19,027  2,050,574
*   SK Networks Co., Ltd..................................   660,780  7,192,107
*   SK Securities Co., Ltd................................ 1,493,565  1,489,424
#   SKC Co., Ltd..........................................   105,222  3,683,210
#   SL Corp...............................................    70,320  1,420,239
#*  SM Culture & Contents Co., Ltd........................    59,505    193,516
#*  SM Entertainment Co...................................    82,349  2,655,988
*   Softmax Co., Ltd......................................     3,419     43,694
#*  Solborn, Inc..........................................    69,704    277,448
*   Solco Biomedical Co., Ltd.............................    56,341     25,595
    Solid, Inc............................................    40,402    318,190
#   Songwon Industrial Co., Ltd...........................    93,750    782,043
#*  Sonokong Co., Ltd.....................................    86,999    217,184
#   Soulbrain Co., Ltd....................................    46,183  1,463,711

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CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
*   Ssangyong Cement Industrial Co., Ltd....................  99,641 $  934,187
#*  Steel Flower Co., Ltd...................................  29,816    116,061
#*  STS Semiconductor & Telecommunications.................. 251,742    715,191
#*  STX Corp................................................  16,753     16,746
#*  STX Engine Co., Ltd..................................... 115,112    393,095
#   Suheung Co., Ltd........................................  32,370  1,488,508
    Sun Kwang Co., Ltd......................................  15,705    309,524
#   Sunchang Corp...........................................  36,505    361,963
#   Sung Kwang Bend Co., Ltd................................  88,301  1,701,183
#*  Sungchang Enterprise Holdings, Ltd......................  27,044    625,294
#*  Sungshin Cement Co., Ltd................................  99,968    936,808
    Sungwoo Hitech Co., Ltd................................. 166,659  2,318,768
    Sunjin Co., Ltd.........................................  25,055    909,968
#*  Sunny Electronics Corp..................................  81,771    142,057
#*  Suprema, Inc............................................  57,629  1,420,240
#*  Synopex, Inc............................................ 277,992    440,340
    Tae Kyung Industrial Co., Ltd...........................  37,420    225,144
    Taekwang Industrial Co., Ltd............................   1,942  2,629,298
#*  Taewoong Co., Ltd.......................................  55,939  1,235,740
*   Taeyoung Engineering & Construction Co., Ltd............ 217,943  1,211,953
#*  Taihan Electric Wire Co., Ltd........................... 189,922    392,189
#   Tailim Packaging Industrial Co., Ltd.................... 157,168    312,417
#   TCC Steel...............................................  38,096    130,359
#   TechWing, Inc...........................................  43,253    295,862
#   TES Co., Ltd............................................  29,074    378,660
#*  Theall Medi Bio.........................................  24,080     50,884
#*  Theragen Etex Co., Ltd..................................  43,667    293,504
#*  TK Chemical Corp........................................ 222,222    436,429
#   Tong Yang Moolsan Co., Ltd..............................  22,590    218,593
    Tongyang Life Insurance................................. 192,400  1,877,473
*   TONGYANG Securities, Inc................................  12,966     38,518
#*  Top Engineering Co., Ltd................................  43,811    172,866
#   Toptec Co., Ltd.........................................  44,470    495,902
*   Toray Chemical Korea, Inc............................... 121,710  1,305,443
#   Tovis Co., Ltd..........................................  68,690    916,741
#*  Trais Co., Ltd..........................................  59,456    127,404
*   Trigem Computer, Inc....................................       1         --
#   TS Corp.................................................  19,290    615,358
*   TSM Tech Co., Ltd.......................................  10,714     59,587
#*  UBCare Co., Ltd.........................................  51,297    149,730
#   Ubiquoss, Inc...........................................  68,224    517,642
#*  Ubivelox, Inc...........................................  15,537    187,538
#   UI Display Co., Ltd.....................................  34,401    222,273
#   Uju Electronics Co., Ltd................................  38,229    426,339
    Unid Co., Ltd...........................................  17,354  1,121,492
    Union Steel.............................................   8,052    102,487
#*  Uniquest Corp...........................................  16,050    147,993
#*  Unison Co., Ltd.........................................  99,851    273,085
    Value Added Technologies Co., Ltd.......................  39,778    779,042
#   Vieworks Co., Ltd.......................................  37,657  1,089,659
#   Visang Education, Inc...................................  29,722    246,238
#*  Webzen, Inc.............................................  44,001    271,450
#*  WeMade Entertainment Co., Ltd...........................  33,045  1,200,355

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CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  SOUTH KOREA -- (Continued)
  #   Whanin Pharmaceutical Co., Ltd...................    43,130 $    634,283
  #*  WillBes & Co. (The)..............................   288,928      371,848
  #*  WiSoL Co., Ltd...................................    68,668      530,220
  #*  WONIK CUBE Corp..................................    20,753       41,628
  #*  Wonik IPS Co., Ltd...............................   256,672    2,832,071
  *   Wonik Materials Co., Ltd.........................     6,457      267,065
  #   Woojeon & Handan Co., Ltd........................    90,141      320,335
  #*  Woongjin Energy Co., Ltd.........................   212,230      511,672
  #*  Woongjin Holdings Co., Ltd.......................   219,995      552,733
  #*  Woongjin Thinkbig Co., Ltd.......................   101,385      680,339
  #   Wooree ETI Co., Ltd..............................   161,548      294,351
      Woori Investment & Securities Co., Ltd...........   627,028    6,815,387
  #   WooSung Feed Co., Ltd............................    86,370      284,436
  #   Y G-1 Co., Ltd...................................    85,954      797,565
      YESCO Co., Ltd...................................    13,100      515,811
  #   YG Entertainment, Inc............................    43,305    1,499,116
  #   Yoosung Enterprise Co., Ltd......................   100,472      557,146
      Youlchon Chemical Co., Ltd.......................    59,750      752,044
  #   Young Heung Iron & Steel Co., Ltd................   287,784      760,238
      Young Poong Corp.................................     2,389    3,148,077
  *   Young Poong Mining & Construction Corp...........     1,580           --
      Young Poong Precision Corp.......................    72,998      773,000
  #   Youngone Corp....................................   106,357    4,386,679
      Youngone Holdings Co., Ltd.......................    28,420    2,159,061
  #   Yuhan Corp.......................................    44,525    7,628,681
      YuHwa Securities Co., Ltd........................    13,060      175,526
  #*  Yungjin Pharmaceutical Co., Ltd..................   469,292      710,388
  *   ZeroOne Interactive Co., Ltd.....................     3,200           --
                                                                  ------------
  TOTAL SOUTH KOREA....................................            715,338,496
                                                                  ------------
  TAIWAN -- (12.8%)
  #   A-DATA Technology Co., Ltd....................... 1,078,000    2,552,085
      Ability Enterprise Co., Ltd...................... 1,790,076    1,335,375
  #   AcBel Polytech, Inc.............................. 1,849,599    2,979,201
      Accton Technology Corp........................... 2,545,763    1,530,206
  #   Ace Pillar Co., Ltd..............................   254,008      208,201
  #*  ACES Electronic Co., Ltd.........................   421,000      588,720
  #   ACHEM Technology Corp............................   868,860      548,442
  #   Acter Co., Ltd...................................   184,000      579,249
  *   Action Electronics Co., Ltd......................   761,635      160,508
  #   Actron Technology Corp...........................   263,150    1,046,918
  #   Adlink Technology, Inc...........................   507,184    1,283,334
  #   Advanced Ceramic X Corp..........................   222,000    1,042,328
  *   Advanced Connectek, Inc..........................   935,000      361,644
      Advanced International Multitech Co., Ltd........   425,000      405,290
  *   Advanced Wireless Semiconductor Co...............   567,000      467,902
  #   Advancetek Enterprise Co., Ltd...................   677,917      700,743
  #*  AGV Products Corp................................ 2,428,801      790,471
  #*  AimCore Technology Co., Ltd......................   321,589      290,636
      Alcor Micro Corp.................................   379,000      426,074
      ALI Corp......................................... 1,479,000    1,454,340
      Allis Electric Co., Ltd..........................    54,000       16,452
  *   Alltop Technology Co., Ltd.......................    54,000       46,402

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CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
#   Alpha Networks, Inc................................... 1,582,763 $1,111,078
#*  Altek Corp............................................ 1,893,637  1,507,889
#   Ambassador Hotel (The)................................ 1,385,000  1,344,240
    AMPOC Far-East Co., Ltd...............................   472,444    453,416
    AmTRAN Technology Co., Ltd............................ 4,067,951  3,013,922
#*  Anpec Electronics Corp................................   602,000    573,531
#   Apacer Technology, Inc................................   591,576    634,490
#   APCB, Inc.............................................   719,000    541,592
#   Apex Biotechnology Corp...............................   576,483  1,148,212
#   Apex International Co., Ltd...........................   255,000    407,653
*   Apex International Rights.............................    29,295      5,666
#   Apex Medical Corp.....................................   325,500    539,226
*   Apex Science & Engineering............................   689,907    398,996
    Arcadyan Technology Corp..............................   512,581    789,492
*   Ardentec Corp......................................... 1,847,992  1,574,655
#*  Arima Communications Corp.............................   993,719    499,155
#*  Asia Optical Co., Inc................................. 1,228,000  1,707,371
#   Asia Plastic Recycling Holding, Ltd...................   882,462  1,274,149
#   Asia Polymer Corp..................................... 1,439,484  1,140,536
#*  Asia Vital Components Co., Ltd........................ 1,548,058  1,227,166
#*  ASROCK, Inc...........................................   192,000    739,181
    Aten International Co., Ltd...........................   430,479  1,153,834
#*  Audix Corp............................................   519,000    593,463
#   AURAS Technology Co., Ltd.............................    99,585     73,472
#   Aurora Corp...........................................   541,499    954,987
    AV Tech Corp..........................................   205,000    472,856
    Avermedia Technologies................................   774,446    326,415
*   Avision, Inc..........................................   916,000    324,440
#   AVY Precision Technology, Inc.........................   250,000    563,820
#   Awea Mechantronic Co., Ltd............................   137,200    212,723
*   Bank of Kaohsiung Co., Ltd............................ 1,946,054    632,905
#   Basso Industry Corp...................................   581,000    929,292
    BenQ Materials Corp...................................   751,000  1,064,384
#*  BES Engineering Corp.................................. 7,292,750  1,970,255
#   Bin Chuan Enterprise Co., Ltd.........................   172,542    121,513
*   Bionet Corp...........................................   191,000    317,185
*   Biostar Microtech International Corp..................   899,975    408,171
#   Bizlink Holding, Inc..................................   308,677  1,230,932
#   Boardtek Electronics Corp.............................   783,000    816,606
*   Bright Led Electronics Corp...........................   637,520    327,557
#   C Sun Manufacturing, Ltd..............................   698,221    555,108
#*  Cameo Communications, Inc............................. 1,147,818    342,024
#   Capella Microsystems Taiwan, Inc......................   194,598    883,379
#   Capital Securities Corp............................... 9,603,142  3,656,005
    Career Technology MFG. Co., Ltd....................... 1,388,000  1,840,844
#   Carnival Industrial Corp.............................. 1,753,000    493,487
    Cathay Chemical Works.................................    30,000     16,730
#   Cathay Real Estate Development Co., Ltd............... 4,042,000  2,289,473
#   Celxpert Energy Corp..................................   164,000    101,132
    Central Reinsurance Co., Ltd..........................   867,410    464,884
#   ChainQui Construction Development Co., Ltd............   360,083    297,982
#*  Chaintech Technology Corp.............................   192,241    243,210
    Champion Building Materials Co., Ltd.................. 1,798,851    647,177

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CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#   Chang Wah Electromaterials, Inc......................    215,673 $  539,383
    Channel Well Technology Co., Ltd.....................    648,000    392,881
#   Charoen Pokphand Enterprise..........................    867,000    814,118
#   Chaun-Choung Technology Corp.........................    360,000  1,199,706
#   CHC Resources Corp...................................    329,348    806,520
#   Chen Full International Co., Ltd.....................    382,000    490,127
#   Chenbro Micom Co., Ltd...............................    338,000    701,805
    Cheng Fwa Industrial Co., Ltd........................     66,000     33,513
    Cheng Loong Corp.....................................  4,354,383  1,800,127
    Cheng Uei Precision Industry Co., Ltd................  2,288,331  4,259,896
#*  Chenming Mold Industry Corp..........................    610,437    815,250
#*  Chia Chang Co., Ltd..................................    650,000    817,189
#   Chia Hsin Cement Corp................................  2,128,121  1,080,737
#   Chien Kuo Construction Co., Ltd......................  1,436,312    656,206
#*  Chilisin Electronics Corp............................    505,572    489,326
#   Chime Ball Technology Co., Ltd.......................    143,000    396,381
#   Chimei Materials Technology Corp.....................    698,000    830,029
    Chin-Poon Industrial Co., Ltd........................  1,754,207  3,154,522
    China Chemical & Pharmaceutical Co., Ltd.............  1,394,000  1,046,143
#   China Ecotek Corp....................................    187,000    458,907
*   China Electric Manufacturing Corp....................  1,435,900    563,827
    China General Plastics Corp..........................  1,702,105    831,791
    China Glaze Co., Ltd.................................    654,139    330,375
#*  China Man-Made Fiber Corp............................  5,236,879  1,895,546
#   China Metal Products.................................  1,380,003  1,682,647
    China Motor Corp.....................................    586,609    565,330
#   China Petrochemical Development Corp................. 10,578,000  4,298,385
    China Steel Chemical Corp............................    351,554  2,219,170
#   China Steel Structure Co., Ltd.......................    655,000    645,609
    China Synthetic Rubber Corp..........................  2,303,563  2,268,532
*   China United Trust & Investment Corp.................    164,804         --
*   China Wire & Cable Co., Ltd..........................    592,000    255,479
#   Chinese Maritime Transport, Ltd......................    543,850    625,063
#   Chipbond Technology Corp.............................  1,688,000  2,728,208
#*  Chong Hong Construction Co...........................    662,646  1,808,012
*   Chou Chin Industrial Co., Ltd........................        825         --
#   Chroma ATE, Inc......................................  1,531,821  4,059,778
*   Chun YU Works & Co., Ltd.............................  1,148,000    549,148
    Chun Yuan Steel......................................  1,991,529    803,886
#*  Chung Hsin Electric & Machinery Manufacturing Corp...  1,995,000  1,401,240
*   Chung Hung Steel Corp................................  3,932,979  1,051,774
#*  Chung Hwa Pulp Corp..................................  2,616,031    821,479
    Chunghwa Chemical Synthesis & Biotech Co., Ltd.......    277,000    385,030
*   Chunghwa Picture Tubes, Ltd.......................... 16,151,000    959,351
    Chyang Sheng Dyeing & Finishing Co., Ltd.............    139,000     75,994
#   Cleanaway Co., Ltd...................................    312,000  1,812,890
    Clevo Co.............................................  2,044,200  3,764,045
#*  CMC Magnetics Corp................................... 13,033,960  2,044,672
#   CoAsia Microelectronics Corp.........................    472,500    220,138
    Collins Co., Ltd.....................................    565,431    211,563
    Compeq Manufacturing Co., Ltd........................  5,058,000  2,987,762
*   Concord Securities Corp..............................  2,295,000    654,454
    Continental Holdings Corp............................  2,004,067    807,704

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CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
#*  Coretronic Corp....................................... 3,577,000 $4,243,069
*   Cosmo Electronics Corp................................   159,137    200,405
*   Cosmos Bank Taiwan.................................... 1,044,926    531,975
    Coxon Precise Industrial Co., Ltd.....................   548,000    984,592
    Creative Sensor, Inc..................................    85,000     71,734
#*  Crystalwise Technology, Inc...........................   592,302    601,213
    CSBC Corp. Taiwan..................................... 2,145,610  1,282,970
    CTCI Corp.............................................   215,000    355,780
    Cub Elecparts, Inc....................................    79,000    899,682
#   CviLux Corp...........................................   353,039    592,229
#   Cyberlink Corp........................................   413,697  1,349,384
#   CyberPower Systems, Inc...............................   211,000    452,885
*   CyberTAN Technology, Inc..............................   921,779    909,119
#*  D-Link Corp........................................... 3,208,665  2,290,796
#   DA CIN Construction Co., Ltd..........................   910,711    684,713
#*  Da-Li Construction Co., Ltd...........................   439,220    511,538
    Dafeng TV, Ltd........................................   265,540    459,426
#*  Danen Technology Corp................................. 1,820,000    822,385
#   Darfon Electronics Corp............................... 1,333,550    911,737
#   Davicom Semiconductor, Inc............................    52,888     69,715
#   Daxin Materials Corp..................................   235,000    431,684
    De Licacy Industrial Co., Ltd.........................    70,000     27,248
*   Delpha Construction Co., Ltd..........................   991,931    460,251
#*  Depo Auto Parts Ind Co., Ltd..........................   497,000  1,953,162
*   Der Pao Construction Co., Ltd.........................   476,000         --
#   DFI, Inc..............................................   253,524    303,755
    Dimerco Express Corp..................................   373,000    235,974
#*  DYNACOLOR, Inc........................................   224,000    554,847
*   Dynamic Electronics Co., Ltd.......................... 1,320,321    677,004
#   Dynapack International Technology Corp................   607,000  1,685,885
#*  E Ink Holdings, Inc................................... 4,165,000  2,631,006
#   E-Lead Electronic Co., Ltd............................   386,942    879,394
    E-LIFE MALL Corp......................................   362,000    756,035
#*  E-Ton Solar Tech Co., Ltd............................. 2,396,209  1,559,085
    Eastern Media International Corp...................... 2,058,889    846,943
#   Edimax Technology Co., Ltd............................   897,108    407,276
#   Edison Opto Corp......................................   524,000    580,908
#   Edom Technology Co., Ltd..............................   602,553    531,134
#   eGalax_eMPIA Technology, Inc..........................   224,660    568,785
#   Elan Microelectronics Corp............................ 1,655,715  2,681,905
#   Elite Advanced Laser Corp.............................   360,000  1,510,596
    Elite Material Co., Ltd............................... 1,507,350  1,720,804
#   Elite Semiconductor Memory Technology, Inc............ 1,242,200  1,964,213
*   Elitegroup Computer Systems Co., Ltd.................. 2,085,833  1,468,664
#   eMemory Technology, Inc...............................   328,000  2,979,725
#   ENG Electric Co., Ltd.................................   671,580    543,526
#   EnTie Commercial Bank................................. 1,833,603    885,501
#*  Entire Technology Co., Ltd............................   229,000    232,528
*   Episil Technologies, Inc.............................. 1,387,000    541,746
#   Eternal Materials Co., Ltd............................ 3,361,794  3,913,114
*   Etron Technology, Inc................................. 1,395,000    701,689
    Everest Textile Co., Ltd.............................. 1,263,562    645,375
    Evergreen International Storage & Transport Corp...... 2,516,000  1,638,052

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CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
#   Everlight Chemical Industrial Corp.................... 1,737,933 $2,074,446
#   Everlight Electronics Co., Ltd........................ 1,685,000  3,801,342
#   Everspring Industry Co., Ltd..........................   445,000    619,969
*   Excelsior Medical Co., Ltd............................   487,654    942,529
#   Far Eastern International Bank........................ 8,674,820  3,273,362
#   Faraday Technology Corp............................... 1,679,648  2,103,633
#*  Farglory F T Z Investment Holding Co., Ltd............   425,000    316,483
    Federal Corp.......................................... 2,358,359  1,581,144
#   Feedback Technology Corp..............................   172,000    288,454
#   Feng Hsin Iron & Steel Co............................. 1,859,100  2,561,506
    Feng TAY Enterprise Co., Ltd.......................... 1,006,806  2,881,821
    Fine Blanking & Tool Co., Ltd.........................    13,000     21,461
    First Copper Technology Co., Ltd......................   929,000    317,268
*   First Hotel...........................................   720,212    504,714
#   First Insurance Co, Ltd. (The)........................ 1,074,179    614,765
*   First Steamship Co., Ltd.............................. 1,829,218  1,282,366
#   FLEXium Interconnect, Inc.............................   882,839  2,378,180
#   Flytech Technology Co., Ltd...........................   418,838  1,911,357
*   Forhouse Corp......................................... 1,902,635    895,227
#   Formosa Advanced Technologies Co., Ltd................   800,000    600,794
#*  Formosa Epitaxy, Inc.................................. 1,937,811  1,187,822
#   Formosa International Hotels Corp.....................   158,243  1,882,813
#   Formosa Oilseed Processing............................   625,567    441,543
    Formosa Optical Technology Co., Ltd...................   239,000    767,429
    Formosan Rubber Group, Inc............................ 2,028,000  1,939,473
    Formosan Union Chemical............................... 1,222,218    610,465
#   Fortune Electric Co., Ltd.............................   524,078    287,413
    Founding Construction & Development Co., Ltd..........   940,082    585,518
#   Foxlink Image Technology Co., Ltd.....................   619,000    426,688
*   Froch Enterprise Co., Ltd.............................   843,000    331,744
    FSP Technology, Inc...................................   855,887    860,711
    Fullerton Technology Co., Ltd.........................   527,600    442,851
#   Fulltech Fiber Glass Corp............................. 1,713,083    692,886
#   Fwusow Industry Co., Ltd..............................   750,186    436,261
#*  G Shank Enterprise Co., Ltd........................... 1,056,013    898,647
#*  G Tech Optoelectronics Corp........................... 1,058,000  1,245,752
    Gallant Precision Machining Co., Ltd..................   750,000    308,402
#*  Gamania Digital Entertainment Co., Ltd................   645,000    690,313
    GEM Terminal Industrial Co., Ltd......................    23,386     10,060
#*  Gemtek Technology Corp................................ 1,607,219  1,460,329
#   General Plastic Industrial Co., Ltd...................   154,553    180,549
#*  Genesis Photonics, Inc................................ 1,402,712  1,067,232
#*  Genius Electronic Optical Co., Ltd....................   319,427    992,094
#   GeoVision, Inc........................................   259,079  1,046,559
#*  Getac Technology Corp................................. 2,105,360  1,170,066
#*  Giantplus Technology Co., Ltd......................... 1,025,900    443,404
#   Giga Solution Tech Co., Ltd...........................   525,446    310,290
#   Gigabyte Technology Co., Ltd.......................... 2,532,800  3,480,367
#   Gigasolar Materials Corp..............................    87,400  1,626,073
#*  Gigastorage Corp...................................... 1,377,561  1,388,558
#*  Gintech Energy Corp................................... 1,880,936  1,710,841
*   Global Brands Manufacture, Ltd........................ 1,543,359    548,011
    Global Lighting Technologies, Inc.....................   295,000    416,982

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CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
    Global Mixed Mode Technology, Inc....................    381,000 $1,230,298
#   Global Unichip Corp..................................    398,000  1,121,998
*   Globe Union Industrial Corp..........................    893,944    504,423
#   Gloria Material Technology Corp......................  2,195,565  1,850,415
*   Glory Science Co., Ltd...............................    142,000    249,476
*   Glotech Industrial Corp..............................    465,000    134,474
#*  Gold Circuit Electronics, Ltd........................  2,165,227    732,337
*   Goldsun Development & Construction Co., Ltd..........  7,030,722  2,477,250
#   Good Will Instrument Co., Ltd........................    200,703    137,882
#   Gourmet Master Co., Ltd..............................    208,000  1,761,100
#   Grand Pacific Petrochemical..........................  5,777,000  3,376,940
    Grape King Bio, Ltd..................................    460,000  2,196,889
    Great China Metal Industry...........................    800,000    921,590
    Great Taipei Gas Co., Ltd............................  1,467,000  1,210,270
#*  Great Wall Enterprise Co., Ltd.......................  2,015,057  2,387,051
#*  Green Energy Technology, Inc.........................  1,327,457  1,112,977
#*  GTM Corp.............................................    679,000    485,278
    Hannstar Board Corp..................................  1,493,049    641,317
#*  HannStar Display Corp................................ 10,217,495  3,962,632
*   HannsTouch Solution, Inc.............................  3,934,130  1,121,175
*   Harvatek Corp........................................    811,623    630,764
#   Hey Song Corp........................................  1,556,750  1,688,981
#   Hi-Clearance, Inc....................................    117,000    359,925
#   Hiroca Holdings, Ltd.................................    208,448    896,090
*   HiTi Digital, Inc....................................    117,935     78,092
#   Hitron Technology, Inc...............................  1,041,213    613,731
*   Hiyes International Co., Ltd.........................      5,043      8,075
#   Ho Tung Chemical Corp................................  3,824,191  1,670,016
#*  Hocheng Corp.........................................  1,351,700    466,433
#*  Hold-Key Electric Wire & Cable Co., Ltd..............    205,908     67,162
    Holiday Entertainment Co., Ltd.......................    305,800    399,910
#   Holtek Semiconductor, Inc............................    829,000  1,611,069
#   Holy Stone Enterprise Co., Ltd.......................  1,036,728  1,645,452
*   Hong Ho Precision Textile Co., Ltd...................     40,000     42,206
    Hong TAI Electric Industrial.........................  1,201,000    425,759
    Hong YI Fiber Industry Co............................     75,652     28,801
    Horizon Securities Co., Ltd..........................  2,117,000    720,571
#*  Hota Industrial Manufacturing Co., Ltd...............    859,471  1,440,083
*   Howarm United Industries Co., Ltd....................    140,811    183,468
#   Hsin Kuang Steel Co., Ltd............................  1,317,443    808,890
#   Hsin Yung Chien Co., Ltd.............................    151,000    627,922
    Hsing TA Cement Co...................................    620,000    292,561
#   Hu Lane Associate, Inc...............................    267,866  1,048,289
    HUA ENG Wire & Cable.................................  2,359,565    875,993
*   Hua Yu Lien Development Co., Ltd.....................      3,701      5,612
#   Huaku Development Co., Ltd...........................  1,137,816  2,701,857
#   Huang Hsiang Construction Co.........................    568,800    742,690
#   Hung Ching Development & Construction Co., Ltd.......    449,000    242,297
    Hung Poo Real Estate Development Corp................  1,293,185  1,073,468
    Hung Sheng Construction, Ltd.........................  2,545,400  1,712,074
#   Huxen Corp...........................................    268,244    369,662
    Hwa Fong Rubber Co., Ltd.............................  1,466,010  1,128,784
*   Hwacom Systems, Inc..................................    443,000    352,561

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

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CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
#   I-Chiun Precision Industry Co., Ltd...................   924,313 $  720,690
#   I-Sheng Electric Wire & Cable Co., Ltd................   547,000    787,366
#   Ibase Technology, Inc.................................   433,719    857,090
    Ichia Technologies, Inc............................... 1,679,000  2,517,190
*   Ideal Bike Corp.......................................    95,000     50,246
#*  IEI Integration Corp..................................   950,565  1,756,281
#   ILI Technology Corp...................................   340,383    780,147
    Infortrend Technology, Inc............................ 1,075,163    622,464
*   Inotera Memories, Inc.................................   204,000    348,640
#*  Inpaq Technology Co., Ltd.............................   157,000    270,200
    Insyde Software Corp..................................   107,000    176,489
    ITE Technology, Inc...................................   656,095    773,992
#   ITEQ Corp............................................. 1,193,614  1,263,840
#*  J Touch Corp..........................................   626,000    497,906
*   Janfusun Fancyworld Corp..............................   823,564    159,720
*   Jenn Feng New Energy Co., Ltd.........................   286,000     86,083
#   Jentech Precision Industrial Co., Ltd.................   290,868    862,166
*   Jess-Link Products Co., Ltd...........................   792,900    896,326
    Jih Sun Financial Holdings Co., Ltd................... 4,011,142  1,209,168
#   Johnson Health Tech Co., Ltd..........................   462,331  1,207,269
    K Laser Technology, Inc...............................   616,000    360,242
#   Kang Na Hsiung Enterprise Co., Ltd....................   489,020    239,252
    Kao Hsing Chang Iron & Steel..........................   509,600    208,192
#   Kaori Heat Treatment Co., Ltd.........................   341,210    894,296
#   Kaulin Manufacturing Co., Ltd.........................   664,330    482,454
#   KD Holding Corp.......................................    78,000    453,129
#   KEE TAI Properties Co., Ltd........................... 1,903,473  1,200,509
#   Kenmec Mechanical Engineering Co., Ltd................   931,000    467,056
    Kerry TJ Logistics Co., Ltd........................... 1,609,000  2,132,276
    Keysheen Cayman Holdings Co., Ltd.....................     2,000      3,176
    King Slide Works Co., Ltd.............................   241,550  3,196,740
#   King Yuan Electronics Co., Ltd........................ 5,559,979  4,553,981
    King's Town Bank...................................... 4,036,701  4,082,980
*   King's Town Construction Co., Ltd.....................   929,210    744,123
#   Kingdom Construction Co............................... 1,646,000  1,589,305
#   Kinik Co..............................................   594,000  1,604,560
#   Kinko Optical Co., Ltd................................   747,000    692,253
#*  Kinpo Electronics..................................... 5,249,157  2,237,435
#   KMC Kuei Meng International, Inc......................   143,875    699,138
#   KS Terminals, Inc.....................................   449,482    644,580
#*  Kung Long Batteries Industrial Co., Ltd...............   308,000  1,108,235
    Kung Sing Engineering Corp............................ 1,578,000    686,277
#   Kuo Toong International Co., Ltd......................   801,000  1,305,066
#*  Kuoyang Construction Co., Ltd......................... 2,228,384  1,078,820
#*  Kwong Fong Industries................................. 1,305,760    827,705
    KYE Systems Corp...................................... 1,372,903    611,597
    L&K Engineering Co., Ltd..............................   623,048    533,368
    LAN FA Textile........................................   826,933    332,508
*   Laser Tek Taiwan Co., Ltd.............................    46,504     35,810
#   LCY Chemical Corp..................................... 1,265,383  1,048,985
    Leader Electronics, Inc...............................   690,000    306,640
#*  Leadtrend Technology Corp.............................   194,086    379,720
*   Lealea Enterprise Co., Ltd............................ 3,423,891  1,169,969

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CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#   Ledtech Electronics Corp.............................    449,000 $  286,752
    LEE CHI Enterprises Co., Ltd.........................    957,000    523,041
*   Lelon Electronics Corp...............................    333,000    478,786
#*  Leofoo Development Co................................  1,394,000    598,551
    LES Enphants Co., Ltd................................    981,754    637,847
#   Lextar Electronics Corp..............................  1,765,500  1,739,571
#*  Li Peng Enterprise Co., Ltd..........................  2,992,426  1,186,635
#*  Lian HWA Food Corp...................................    346,289    496,848
    Lien Hwa Industrial Corp.............................  2,668,676  1,927,546
    Lingsen Precision Industries, Ltd....................  1,886,506  1,124,290
#*  Lite-On Semiconductor Corp...........................  1,454,730  1,031,519
#   Long Bon International Co., Ltd......................  1,575,945  1,130,023
#   Long Chen Paper Co., Ltd.............................  2,214,709  1,160,384
#   Longwell Co..........................................    539,000    631,603
#   Lotes Co., Ltd.......................................    273,778  1,053,469
#   Lucky Cement Corp....................................    895,000    258,219
#   Lumax International Corp., Ltd.......................    448,769  1,053,201
#   Lung Yen Life Service Corp...........................    119,000    335,025
#   Macroblock, Inc......................................    141,000    339,757
#*  Macronix International............................... 18,362,481  4,732,842
    MacroWell OMG Digital Entertainment Co., Ltd.........     38,000    101,713
#*  Mag Layers Scientific-Technics Co., Ltd..............    139,337    170,155
#   Makalot Industrial Co., Ltd..........................    733,202  3,729,467
*   Makalot Industrial Co., Lts..........................     64,519    103,266
#   Marketech International Corp.........................    612,000    466,922
    Masterlink Securities Corp...........................  5,472,896  1,916,162
    Mayer Steel Pipe Corp................................    842,567    384,988
#   Maywufa Co., Ltd.....................................    170,322     85,685
#*  Meiloon Industrial Co................................    393,809    244,013
*   Mercuries & Associates, Ltd..........................  1,478,991    986,152
*   Mercuries Life Insurance Co., Ltd....................  1,557,000    955,574
    Merry Electronics Co., Ltd...........................  1,014,477  5,053,457
#   Micro-Star International Co., Ltd....................  3,332,075  5,105,924
#*  Microbio Co., Ltd....................................  1,664,607  1,760,013
#*  Microelectronics Technology, Inc.....................    739,019    458,563
#   Microlife Corp.......................................    220,600    518,983
#   MIN AIK Technology Co., Ltd..........................    674,316  3,943,849
#   Mirle Automation Corp................................    698,009    672,865
#   Mitac Holdings Corp..................................  2,729,000  2,293,262
*   Mosel Vitelic, Inc...................................  1,924,014    574,266
#   Motech Industries, Inc...............................  1,592,000  2,137,596
#   MPI Corp.............................................    320,000  1,001,501
#   Nak Sealing Technologies Corp........................    248,954  1,028,790
    Namchow Chemical Industrial Co., Ltd.................    760,000  1,733,691
#   Nan Kang Rubber Tire Co., Ltd........................  2,494,952  2,904,983
    Nan Ren Lake Leisure Amusement Co., Ltd..............    917,000    448,580
*   Nan Ya Printed Circuit Board Corp....................  1,197,000  1,855,214
    Nantex Industry Co., Ltd.............................  1,282,157    729,630
*   Nanya Technology Corp................................     58,000     15,346
#   National Petroleum Co., Ltd..........................    874,824    984,296
#   Neo Solar Power Corp.................................  3,146,187  3,097,775
#   Netronix, Inc........................................    319,000    709,426
*   New Asia Construction & Development Corp.............    732,835    199,831

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CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
#   New Era Electronics Co., Ltd..........................   380,000 $  460,452
#   Newmax Technology Co., Ltd............................   413,009    635,839
#   Nexcom International Co., Ltd.........................   419,257    596,447
    Nichidenbo Corp.......................................   552,340    586,892
#   Nien Hsing Textile Co., Ltd........................... 1,210,436  1,085,562
*   Nishoku Technology, Inc...............................   133,000    218,062
#*  Nuvoton Technology Corp...............................   353,000    377,145
#*  O-TA Precision Industry Co., Ltd......................    17,000     11,240
#*  Ocean Plastics Co., Ltd...............................   812,200  1,143,014
#   OptoTech Corp......................................... 2,758,886  1,344,448
*   Orient Semiconductor Electronics, Ltd................. 2,708,000  1,269,382
#   Oriental Union Chemical Corp.......................... 2,859,267  2,856,486
#   Orise Technology Co., Ltd.............................   478,000    776,675
*   P-Two Industries, Inc.................................    49,000     23,735
*   Pacific Construction Co............................... 1,061,921    359,498
    Pacific Hospital Supply Co., Ltd......................   219,000    537,364
#*  Pan Jit International, Inc............................ 1,696,541    890,833
#   Pan-International Industrial Corp..................... 1,883,331  1,383,535
#   Parade Technologies, Ltd..............................   204,401  2,580,828
#   Paragon Technologies Co., Ltd.........................   371,246    810,730
    PChome Online, Inc....................................   262,000  2,695,498
#   Phihong Technology Co., Ltd........................... 1,266,901    865,035
#   Phison Electronics Corp...............................   136,000    996,579
#   Phoenix Tours International, Inc......................   273,000    445,541
*   Phytohealth Corp......................................    50,929     65,327
#*  Pixart Imaging, Inc...................................   666,150  1,889,490
*   Plotech Co., Ltd......................................   115,000     47,233
#   Polytronics Technology Corp...........................   280,027    674,344
    Portwell, Inc.........................................   457,000    537,805
#   Posiflex Technology, Inc..............................   165,374  1,002,270
*   Potrans Electrical Corp...............................   228,000         --
    Power Mate Technology Co., Ltd........................    90,000    186,579
#*  Power Quotient International Co., Ltd.................   836,600    450,641
*   Powercom Co., Ltd.....................................   867,140    197,301
#*  Powertech Industrial Co., Ltd.........................   367,000    269,870
#   Poya Co., Ltd.........................................   257,065  1,493,564
    President Securities Corp............................. 3,898,488  2,208,789
#   Prime Electronics Satellitics, Inc....................   687,822    391,358
#*  Prince Housing & Development Corp..................... 5,912,276  2,642,322
*   Princeton Technology Corp.............................   709,000    323,197
*   Prodisc Technology, Inc............................... 1,707,199         --
#   Promate Electronic Co., Ltd...........................   732,000    894,067
#   Promise Technology, Inc...............................   686,286    893,841
*   Protop Technology Co., Ltd............................   192,000         --
#*  Qisda Corp............................................ 8,204,900  4,047,027
#   Qualipoly Chemical Corp...............................   275,000    206,948
#   Quanta Storage, Inc...................................   723,000    860,588
#*  Quintain Steel Co., Ltd............................... 1,777,824    391,763
#   Radium Life Tech Co., Ltd............................. 3,441,235  2,473,545
#   Ralec Electronic Corp.................................   154,209    286,814
    Realtek Semiconductor Corp............................         1          3
#   Rechi Precision Co., Ltd.............................. 1,364,181  1,415,148
#   Rexon Industrial Corp., Ltd...........................    94,392     32,247

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CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#   Rich Development Co., Ltd............................  2,669,036 $1,174,776
#   Richtek Technology Corp..............................    654,000  3,772,688
#*  Ritek Corp........................................... 13,129,387  1,968,110
*   Rotam Global Agrosciences, Ltd.......................    196,000    463,523
    Ruentex Engineering & Construction Co................    145,000    287,514
#*  Run Long Construction Co., Ltd.......................    380,000    369,897
*   Sainfoin Technology Corp.............................    131,260         --
*   Sampo Corp...........................................  2,833,327  1,171,868
    San Fang Chemical Industry Co., Ltd..................    681,480    658,192
#   San Shing Fastech Corp...............................    305,040    893,069
    Sanyang Industry Co., Ltd............................  2,947,628  2,845,725
#   SCI Pharmtech, Inc...................................    146,091    347,718
#   Scientech Corp.......................................    195,000    373,419
#   SDI Corp.............................................    601,000    786,739
*   Sea Sonic Electronics Co., Ltd.......................    175,000    379,199
#   Senao International Co., Ltd.........................    445,541    978,202
    Sercomm Corp.........................................    839,000  1,934,766
#   Sesoda Corp..........................................    726,822  1,005,277
    Shan-Loong Transportation Co., Ltd...................     29,000     25,334
#   Sheng Yu Steel Co., Ltd..............................    605,980    465,008
    ShenMao Technology, Inc..............................    441,891    512,609
#   Shih Her Technologies, Inc...........................    193,000    429,500
*   Shih Wei Navigation Co., Ltd.........................  1,083,183    740,564
    Shihlin Electric & Engineering Corp..................  1,346,000  1,791,294
*   Shihlin Paper Corp...................................    494,000    748,841
*   Shin Hai Gas Corp....................................      1,113      1,745
    Shin Zu Shing Co., Ltd...............................    694,144  1,766,498
*   Shining Building Business Co., Ltd...................  1,348,770  1,219,022
#   Shinkong Insurance Co., Ltd..........................  1,052,131    867,687
#*  Shinkong Synthetic Fibers Corp.......................  7,363,395  2,724,559
    Shinkong Textile Co., Ltd............................  1,068,542  1,435,672
#   Shiny Chemical Industrial Co., Ltd...................    273,032    460,351
#   Shuttle, Inc.........................................  1,494,152    523,167
    Sigurd Microelectronics Corp.........................  1,698,974  1,807,118
#*  Silicon Integrated Systems Corp......................  2,908,820  1,041,203
#*  Silicon Power Computer & Communications, Inc.........    250,000    337,143
#   Silitech Technology Corp.............................    708,774    756,677
#   Sinbon Electronics Co., Ltd..........................    945,000  1,493,409
    Sincere Navigation Corp..............................  1,586,786  1,454,817
    Singatron Enterprise Co., Ltd........................    437,000    221,625
#   Sinkang Industries Co., Ltd..........................    153,521     60,772
#   Sinmag Equipment Corp................................    163,810    939,367
#   Sino-American Silicon Products, Inc..................  2,409,000  4,125,616
#   Sinon Corp...........................................  1,748,510  1,056,232
#   Sinphar Pharmaceutical Co., Ltd......................    572,588    944,069
#   Sinyi Realty Co......................................  1,030,028  1,336,932
#   Sirtec International Co., Ltd........................    621,000  1,373,437
    Sitronix Technology Corp.............................    536,879  1,121,616
    Siward Crystal Technology Co., Ltd...................    742,000    486,784
#*  Soft-World International Corp........................    550,000  1,672,695
#   Solar Applied Materials Technology Co................  1,603,581  1,490,445
#*  Solartech Energy Corp................................  1,792,616  1,307,928
    Solomon Technology Corp..............................    142,723     81,794

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CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
#*  Solytech Enterprise Corp..............................   974,000 $  338,230
    Sonix Technology Co., Ltd.............................   806,000  1,382,676
    Southeast Cement Co., Ltd............................. 1,053,700    573,404
    Spirox Corp...........................................    66,000     40,947
#   Sporton International, Inc............................   275,829  1,318,996
    St Shine Optical Co., Ltd.............................   177,000  3,682,813
    Standard Chemical & Pharmaceutical Co., Ltd...........   493,571    688,027
    Stark Technology, Inc.................................   598,860    546,818
#   Sunonwealth Electric Machine Industry Co., Ltd........   662,487    471,351
#*  Sunplus Technology Co., Ltd........................... 1,808,000    782,219
*   Sunrex Technology Corp................................   914,736    443,879
#   Sunspring Metal Corp..................................   431,000    796,307
#   Super Dragon Technology Co., Ltd......................   159,382    113,116
#   Supreme Electronics Co., Ltd..........................   982,579    591,391
#   Swancor Ind Co., Ltd..................................   211,000    730,041
*   Sweeten Construction Co., Ltd.........................   577,206    394,522
#   Syncmold Enterprise Corp..............................   525,000  1,212,762
#   Sysage Technology Co., Ltd............................   388,080    446,346
    Systex Corp...........................................   242,388    406,851
    T-Mac Techvest PCB Co., Ltd...........................   492,000    297,325
#   TA Chen Stainless Pipe................................ 2,808,248  1,834,758
*   Ta Chong Bank, Ltd.................................... 8,810,528  2,831,461
#   Ta Chong Securities Co., Ltd..........................   870,000    350,059
#*  Ta Ya Electric Wire & Cable........................... 2,704,306    658,998
#   Ta Yih Industrial Co., Ltd............................   194,000    485,866
#   TA-I Technology Co., Ltd..............................   811,972    500,059
*   Tah Hsin Industrial Co., Ltd..........................   474,000    450,347
    TAI Roun Products Co., Ltd............................   239,000     83,409
#   Tai Tung Communication Co., Ltd.......................   123,727    213,033
*   Taichung Commercial Bank.............................. 9,445,069  3,419,659
#   TaiDoc Technology Corp................................   184,000    630,084
#   Taiflex Scientific Co., Ltd...........................   865,000  1,484,264
#   Taimide Tech, Inc.....................................   446,000    610,444
#   Tainan Enterprises Co., Ltd...........................   661,370    658,990
#   Tainan Spinning Co., Ltd.............................. 4,952,172  3,252,801
#*  Taisun Enterprise Co., Ltd............................ 1,425,428    679,219
#*  Taita Chemical Co., Ltd...............................   987,951    364,761
#   Taiwan Acceptance Corp................................   390,480  1,052,476
#   Taiwan Calsonic Co., Ltd..............................    33,000     29,207
#   Taiwan Chinsan Electronic Industrial Co., Ltd.........   378,000    672,558
#   Taiwan Cogeneration Corp.............................. 1,625,566  1,120,248
    Taiwan Fire & Marine Insurance Co., Ltd............... 1,055,338    810,470
*   Taiwan Flourescent Lamp Co., Ltd......................   176,000         --
#   Taiwan FU Hsing Industrial Co., Ltd...................   670,000    646,533
#   Taiwan Hon Chuan Enterprise Co., Ltd.................. 1,216,814  2,525,631
#*  Taiwan Hopax Chemicals Manufacturing Co., Ltd.........   795,120    715,579
*   Taiwan Kolin Co., Ltd................................. 1,356,000         --
*   Taiwan Land Development Corp.......................... 3,424,798  1,366,226
#*  Taiwan Life Insurance Co., Ltd........................ 1,897,586  1,370,411
#*  Taiwan Line Tek Electronic............................   404,529    433,684
    Taiwan Mask Corp...................................... 1,038,412    356,489
    Taiwan Navigation Co., Ltd............................   714,777    522,020
#   Taiwan Paiho, Ltd..................................... 1,274,287  1,675,164

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CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
    Taiwan PCB Techvest Co., Ltd.........................  1,239,238 $1,763,448
#*  Taiwan Prosperity Chemical Corp......................    637,000    614,455
#*  Taiwan Pulp & Paper Corp.............................  1,940,980    906,398
#   Taiwan Sakura Corp...................................  1,398,003  1,058,589
    Taiwan Sanyo Electric Co., Ltd.......................    458,400    536,756
#   Taiwan Secom Co., Ltd................................  1,069,332  2,871,775
    Taiwan Semiconductor Co., Ltd........................  1,215,000  1,433,052
    Taiwan Sogo Shin Kong SEC............................  1,096,278  1,542,840
#*  Taiwan Styrene Monomer...............................  2,424,961  1,414,240
    Taiwan Surface Mounting Technology Co., Ltd..........  1,237,132  1,806,295
#   Taiwan TEA Corp......................................  3,185,897  2,213,365
#   Taiwan Union Technology Corp.........................    971,000    923,949
#   Taiyen Biotech Co., Ltd..............................    757,883    689,460
*   Tang Eng Iron Works Co., Ltd.........................     60,000     72,405
*   Tatung Co., Ltd...................................... 10,752,015  3,527,177
#   Te Chang Construction Co., Ltd.......................    412,482    382,943
*   Tecom Co., Ltd.......................................    108,114     14,081
#*  Tekcore Co., Ltd.....................................    360,000    163,872
    Ten Ren Tea Co., Ltd.................................    187,980    316,745
    Test Research, Inc...................................    757,821  1,267,846
    Test-Rite International Co., Ltd.....................  1,680,495  1,161,734
    Tex-Ray Industrial Co., Ltd..........................    275,000    123,485
#   ThaiLin Semiconductor Corp...........................    226,000    162,328
#   Thinking Electronic Industrial Co., Ltd..............    403,204    652,127
#*  Thye Ming Industrial Co., Ltd........................    873,669  1,186,418
    Ton Yi Industrial Corp...............................  1,338,644  1,240,559
#   Tong Hsing Electronic Industries, Ltd................    625,963  3,253,743
    Tong Yang Industry Co., Ltd..........................  1,818,741  2,238,793
    Tong-Tai Machine & Tool Co., Ltd.....................    932,599  1,044,456
*   Topco Scientific Co., Ltd............................    712,572  1,463,814
#   Topco Technologies Corp..............................    121,000    291,061
#   Topoint Technology Co., Ltd..........................    725,776    745,033
#   Toung Loong Textile Manufacturing....................    373,000  1,110,374
#*  Trade-Van Information Services Co....................    239,000    215,711
#   Transasia Airways Corp...............................    608,000    229,200
    Tripod Technology Corp...............................  1,130,000  2,139,379
#   Tsann Kuen Enterprise Co., Ltd.......................    514,686    668,663
#   TSC Auto ID Technology Co., Ltd......................     72,000    735,966
#   TSRC Corp............................................    319,200    472,012
#   Ttet Union Corp......................................    270,000    673,862
    TTFB Co., Ltd........................................     34,000    348,166
    TTY Biopharm Co., Ltd................................    851,902  2,298,519
    Tung Ho Steel Enterprise Corp........................  4,120,000  3,605,681
#   Tung Ho Textile Co., Ltd.............................    598,000    179,527
#*  Tung Thih Electronic Co., Ltd........................    298,600  1,056,487
#   TURVO International Co., Ltd.........................    133,400    569,640
    TXC Corp.............................................  1,349,053  1,935,616
*   TYC Brother Industrial Co., Ltd......................    815,980    534,877
#*  Tycoons Group Enterprise.............................  2,555,182    528,652
*   Tyntek Corp..........................................  1,638,393    541,852
    TZE Shin International Co., Ltd......................    275,425     93,770
#   Ubright Optronics Corp...............................    178,500    386,307
*   Unic Technology Corp.................................     72,723     27,254

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CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#*  Union Bank Of Taiwan.................................  4,654,707 $1,640,231
*   Union Insurance Co., Ltd.............................     21,000     18,751
#   Unitech Computer Co., Ltd............................    500,804    276,650
#   Unitech Printed Circuit Board Corp...................  2,859,370  1,152,004
#   United Integrated Services Co., Ltd..................  1,140,439  1,084,610
#*  Unity Opto Technology Co., Ltd.......................  1,413,500  1,593,775
#   Universal Cement Corp................................  1,781,114  1,726,721
*   Unizyx Holding Corp..................................  1,999,430  1,643,923
*   UPC Technology Corp..................................  3,551,447  1,548,568
#   Userjoy Technology Co., Ltd..........................     74,000    144,240
#   USI Corp.............................................  3,932,734  2,502,143
*   Ve Wong Corp.........................................    503,696    422,603
#   Viking Tech Corp.....................................    392,815    318,939
    Visual Photonics Epitaxy Co., Ltd....................  1,151,696  1,139,656
#   Vivotek, Inc.........................................    283,225  1,123,130
#*  Wafer Works Corp.....................................  1,756,580    821,149
#   Wah Hong Industrial Corp.............................    331,021    416,204
#   Wah Lee Industrial Corp..............................    819,000  1,572,708
*   Walsin Lihwa Corp....................................  4,298,000  1,598,442
#*  Walsin Technology Corp...............................  2,624,873    970,622
#   Walton Advanced Engineering, Inc.....................  1,443,197    620,551
    Wan Hai Lines, Ltd...................................  2,105,000  1,103,403
*   WAN HWA Enterprise Co................................    633,992    339,876
    Waterland Financial Holdings Co., Ltd................  5,334,504  1,710,920
    Ways Technical Corp., Ltd............................    295,000    385,181
*   WEI Chih Steel Industrial Co., Ltd...................    433,000     67,539
#   Wei Chuan Foods Corp.................................  1,836,000  2,932,742
#*  Wei Mon Industry Co., Ltd............................  1,767,282    497,938
#   Weikeng Industrial Co., Ltd..........................  1,037,100    814,978
#   Well Shin Technology Co., Ltd........................    328,000    601,760
*   Weltrend Semiconductor...............................          1          1
    Wha Yu Industrial Co., Ltd...........................    108,000     58,157
#   Win Semiconductors Corp..............................  2,928,000  2,569,852
*   Winbond Electronics Corp............................. 12,634,138  4,552,085
#*  Wintek Corp..........................................  8,975,000  3,363,296
#   Wisdom Marine Lines Co., Ltd.........................    832,403    963,676
#   Wistron NeWeb Corp...................................  1,133,021  3,059,424
    WT Microelectronics Co., Ltd.........................  1,599,024  2,169,217
    WUS Printed Circuit Co., Ltd.........................  1,582,000    778,602
#   X-Legend Entertainment Co., Ltd......................     69,500    528,110
#   XAC Automation Corp..................................    312,000    372,429
#   Xxentria Technology Materials Corp...................    587,000  1,466,985
#   Yageo Corp...........................................  7,108,200  4,795,601
*   Yang Ming Marine Transport Corp......................  1,209,000    500,425
#   YC Co., Ltd..........................................  1,947,642  1,377,637
#   YC INOX Co., Ltd.....................................  1,562,171  1,490,878
#   YeaShin International Development Co., Ltd...........    979,144    624,368
*   Yeong Guan Energy Group..............................      6,280      5,131
#   Yeong Guan Energy Technology Group Co., Ltd..........    176,000    824,844
    YFY, Inc.............................................  6,150,212  2,873,822
#   Yi Jinn Industrial Co., Ltd..........................    735,312    207,078
*   Yieh Phui Enterprise Co., Ltd........................  5,023,338  1,625,993
#   Yonyu Plastics Co., Ltd..............................    264,000    301,294

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 TAIWAN -- (Continued)
 #*  Young Fast Optoelectronics Co., Ltd..............    696,872 $    642,757
 #   Young Optics, Inc................................    303,111      651,993
 #*  Youngtek Electronics Corp........................    495,245    1,038,544
     Yufo Electronics Co., Ltd........................     98,000       59,822
 *   Yung Chi Paint & Varnish Manufacturing Co., Ltd..    333,869      928,456
 #   Yungshin Construction & Development Co...........    151,000      338,255
     YungShin Global Holding Corp.....................    800,300    1,542,570
 #   Yungtay Engineering Co., Ltd.....................  1,597,000    4,070,424
 #   Zeng Hsing Industrial Co., Ltd...................    259,107    1,360,659
     Zenitron Corp....................................    969,000      578,243
 #   Zig Sheng Industrial Co., Ltd....................  2,268,732      691,237
 #   Zinwell Corp.....................................  1,454,586    1,434,958
 #   Zippy Technology Corp............................    581,948      928,684
 #   ZongTai Real Estate Development Co., Ltd.........    396,090      269,511
                                                                  ------------
 TOTAL TAIWAN.........................................             698,310,449
                                                                  ------------
 THAILAND -- (3.8%)
     AAPICO Hitech PCL................................    964,380      477,535
     Aeon Thana Sinsap Thailand PCL...................    142,500      461,538
 *   AJ Plast PCL.....................................  1,601,288      493,701
     Amarin Printing & Publishing PCL.................     77,660       32,651
     Amata Corp. PCL..................................  5,111,800    2,690,421
     AP Thailand PCL.................................. 11,253,560    2,383,189
 *   Apex Development PCL.............................      3,536           --
     Asia Green Energy PCL............................  1,711,270      123,642
     Asia Plus Securities PCL......................... 10,379,800    1,208,983
     Asian Insulators PCL.............................  2,273,500      863,803
     Bangchak Petroleum PCL (The).....................  4,817,500    4,313,395
     Bangkok Aviation Fuel Services PCL...............  1,418,717    1,568,497
     Bangkok Chain Hospital PCL.......................  8,664,937    2,469,143
     Bangkok Expressway PCL...........................  2,873,100    3,333,011
     Bangkok Insurance PCL............................    180,181    1,975,201
     Bangkok Land PCL................................. 81,318,070    5,267,567
     Bangkok Life Assurance PCL.......................    732,000    2,120,087
 *   Bangkok Metro PCL................................  4,239,819      204,663
 *   Bangkok Rubber PCL...............................     14,600           --
     Bumrungrad Hospital PCL..........................    802,200    3,010,436
     Cal-Comp Electronics Thailand PCL................ 13,593,216    1,295,398
 *   Central Paper Industry P.L.C.....................         20           --
     Central Plaza Hotel PCL..........................  4,356,900    5,190,016
     CH Karnchang PCL.................................  5,932,905    4,619,204
     Charoong Thai Wire & Cable PCL...................  1,317,400      422,585
     Christiani & Nielsen Thai........................  1,037,000      187,312
     Country Group Securities PCL.....................  6,720,500      267,899
     CS Loxinfo PCL...................................  1,759,200      558,824
     Delta Electronics Thailand PCL...................  2,201,300    4,250,408
     Demco PCL........................................  1,969,700      604,221
     Dhipaya Insurance PCL............................    709,900      934,079
     Diamond Building Products PCL....................  3,074,800      588,914
     DSG International Thailand PCL...................  4,018,840    1,051,332
     Dynasty Ceramic PCL..............................  1,353,400    2,571,081
     Eastern Water Resources Development and
     Management PCL...................................  4,333,100    1,484,401
     Electricity Generating PCL.......................     98,400      447,412

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ----------- ----------
THAILAND -- (Continued)
    Erawan Group PCL (The)..............................  11,173,270 $1,614,574
*   Esso Thailand PCL...................................  12,141,400  2,249,808
*   G J Steel PCL....................................... 130,617,600    183,052
*   G Steel PCL.........................................  27,015,300     94,650
    GFPT PCL............................................   4,603,000  2,178,935
*   GMM Grammy PCL......................................   1,640,660    797,082
*   Golden Land Property Development PCL................   2,715,300    845,624
    Grand Canal Land PCL................................   2,615,400    268,789
    Hana Microelectronics PCL...........................   2,487,496  2,866,314
    Hemaraj Land and Development PCL....................  33,959,700  3,891,987
    ICC International PCL...............................     204,600    256,467
*   Italian-Thai Development PCL........................  19,673,827  3,186,045
*   ITV PCL.............................................   2,785,600         --
    Jay Mart PCL........................................   1,655,125    664,937
    Jubilee Enterprise PCL..............................     159,300    147,592
    Kang Yong Electric PCL..............................      27,200    232,949
    KCE Electronics PCL.................................   1,786,218  2,308,566
    KGI Securities Thailand PCL.........................   9,781,400    962,604
    Khon Kaen Sugar Industry PCL........................   4,863,800  2,014,592
    Kiatnakin Bank PCL..................................   3,023,300  3,789,717
    Laguna Resorts & Hotels PCL.........................     197,000    199,393
    Lanna Resources PCL.................................   1,894,350    802,341
    LH Financial Group PCL..............................  27,662,484  1,395,616
    Loxley PCL..........................................   7,850,565  1,002,408
    LPN Development PCL(B00PXK5)........................     411,500    281,937
    LPN Development PCL(B00Q643)........................   4,549,000  3,116,724
    Major Cineplex Group PCL............................   3,105,500  1,914,946
    Maybank Kim Eng Securities Thailand PCL.............     516,300    360,172
    MBK PCL.............................................   5,547,000  2,763,999
    MCOT PCL............................................   2,352,600  1,886,623
    Modernform Group PCL................................     413,900    128,256
    Muang Thai Insurance PCL............................      50,488    250,003
    Muramoto Electron Thailand PCL......................      14,000     92,432
    Nation Multimedia Group PCL.........................  14,377,900    586,579
*   Natural Park PCL....................................  51,018,000    111,220
    Nava Nakorn PCL.....................................   1,715,500    107,920
    Noble Development PCL...............................     621,200    205,068
    Polyplex Thailand PCL...............................   2,300,700    709,341
    Precious Shipping PCL...............................   3,208,300  2,387,990
    Premier Marketing PCL...............................     977,500    316,599
    President Rice Products PCL.........................       3,375      4,782
*   Property Perfect PCL................................  21,874,700    790,241
    Pruksa Real Estate PCL..............................   6,796,500  7,090,712
    Quality Houses PCL..................................  33,698,108  4,134,866
*   Raimon Land PCL.....................................  21,994,800  1,308,317
*   Regional Container Lines PCL........................   2,341,500    557,847
    Rojana Industrial Park PCL..........................   5,372,000  1,288,209
    RS PCL..............................................   3,358,700    774,039
    Saha Pathana Inter-Holding PCL......................     680,300    529,664
    Saha-Union PCL......................................     746,600  1,023,058
*   Sahaviriya Steel Industries PCL.....................  88,960,400  1,080,491
    Samart Corp. PCL....................................   3,498,300  2,473,105
    Samart I-Mobile PCL.................................  12,701,000  1,344,858

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
THAILAND -- (Continued)
    Samart Telcoms PCL...................................  2,212,100 $1,019,591
    Sansiri PCL.......................................... 33,810,908  2,127,002
    SC Asset Corp PCL.................................... 14,046,225  1,662,275
    Siam Future Development PCL..........................  7,221,961  1,338,233
    Siam Global House PCL................................  4,788,680  1,908,910
    Siamgas & Petrochemicals PCL.........................  2,832,300  1,393,657
    Sino-Thai Engineering & Construction PCL.............  5,251,500  3,892,423
    SNC Former PCL.......................................    869,400    498,192
    Somboon Advance Technology PCL.......................  1,715,637    945,711
*   SPCG PCL.............................................  2,848,000  2,199,639
    Sri Ayudhya Capital PCL..............................     27,000     31,112
    Sri Trang Agro-Industry PCL..........................  4,616,690  2,027,260
    Sriracha Construction PCL............................    492,900    521,912
    Srithai Superware PCL................................ 11,135,000    832,264
    STP & I PCL..........................................  5,087,440  3,105,382
    Supalai PCL..........................................  5,976,633  4,467,119
    Susco PCL............................................    849,100     78,273
    SVI PCL..............................................  8,178,900  1,095,275
    Symphony Communication PCL...........................    601,200    308,932
*   Tata Steel Thailand PCL.............................. 18,704,100    495,126
*   Thai Agro Energy PCL.................................    378,870     50,028
*   Thai Airways International PCL(6888868)..............  6,713,400  3,282,478
*   Thai Airways International PCL(6364971)..............    141,400     69,137
*   Thai Carbon Black PCL................................    504,600    377,154
    Thai Central Chemical PCL............................    194,300    178,507
    Thai Factory Development PCL.........................    535,680    101,764
    Thai Metal Trade PCL.................................    629,300    209,701
    Thai Rayon PCL.......................................      9,400      9,880
*   Thai Reinsurance PCL.................................    592,900     64,626
    Thai Rung Union Car PCL..............................    786,120    140,772
    Thai Stanley Electric PCL............................    206,600  1,428,377
    Thai Steel Cable PCL.................................      3,400      1,684
    Thai Vegetable Oil PCL...............................  2,939,475  2,050,584
    Thai Wacoal PCL......................................     78,000    120,243
    Thai-German Ceramic Industry PCL.....................  3,855,000    379,377
    Thaicom PCL..........................................  3,837,200  4,242,311
    Thanachart Capital PCL...............................  4,752,800  5,254,575
    Thitikorn PCL........................................    742,400    235,829
*   Thoresen Thai Agencies PCL...........................  4,868,396  2,986,839
    Ticon Industrial Connection PCL......................  5,824,184  3,174,189
    Tipco Asphalt PCL....................................    684,790  1,290,246
*   TIPCO Foods PCL......................................  1,278,482    308,572
    Tisco Financial Group PCL(B3KFW10)...................    677,900    876,140
    Tisco Financial Group PCL(B3KFW76)...................  2,247,400  2,904,612
    Toyo-Thai Corp. PCL(B5ML0B6).........................    411,928    429,760
    Toyo-Thai Corp. PCL(B5ML0D8).........................  1,350,871  1,409,348
    TPI Polene PCL.......................................  7,578,660  3,422,316
    TTW PCL.............................................. 13,650,100  5,101,252
    Union Mosaic Industry PCL (The)......................  1,714,500    400,459
    Unique Engineering & Construction PCL................  3,441,400  1,044,960
    Univanich Palm Oil PCL...............................    939,000    315,827
    Univentures PCL......................................  7,086,000  2,008,178
*   Vanachai Group PCL...................................  3,287,866    511,969

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  THAILAND -- (Continued)
      Vibhavadi Medical Center PCL..................... 4,111,920 $  2,100,140
      Vinythai PCL..................................... 2,792,934      930,688
  *   Workpoint Entertainment PCL......................   839,900      752,013
                                                                  ------------
  TOTAL THAILAND.......................................            205,157,412
                                                                  ------------
  TURKEY -- (2.5%)
  #*  Adana Cimento Sanayii TAS Class A................   507,598    1,107,475
  #   Adel Kalemcilik Ticaret ve Sanayi A.S............    22,672      571,919
  #*  Adese Alisveris Merkezleri Ticaret A.S...........   110,463    1,031,007
      Akcansa Cimento A.S..............................   429,680    2,651,025
  #*  Akenerji Elektrik Uretim A.S..................... 1,914,223    1,043,740
  #   Akfen Holding A.S................................   885,501    2,026,145
  *   AKIS Gayrimenkul Yatirimi A.S....................    52,982       52,735
      Aksa Akrilik Kimya Sanayii.......................   843,653    3,028,128
      Aksigorta A.S....................................   995,287    1,354,433
  *   Aktas Elektrik Ticaret A.S.......................       370           --
      Alarko Holding A.S...............................   682,424    1,499,900
      Albaraka Turk Katilim Bankasi A.S................ 2,591,157    2,098,175
      Alkim Alkali Kimya A.S...........................     6,300       47,281
  *   Anadolu Anonim Tuerk Sigorta Sirketi............. 1,936,423    1,298,186
  #   Anadolu Cam Sanayii A.S.......................... 1,148,378      959,566
  #   Anadolu Hayat Emeklilik A.S......................   800,433    1,895,670
  #   Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.....   105,289    1,017,935
  *   Asya Katilim Bankasi A.S......................... 5,934,410    3,350,120
      Aygaz A.S........................................   124,525      532,535
  #*  Bagfas Bandirma Gubre Fabrik.....................    54,144    1,324,173
  #*  Banvit Bandirma Vitaminli Yem Sanayii ASA........   297,934      340,086
      Baticim Bati Anadolu Cimento Sanayii A.S.........   285,680      951,903
  #*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret
        A.S............................................   885,060      896,331
  #   Bizim Toptan Satis Magazalari A.S................   181,001    1,589,718
  *   Bolu Cimento Sanayii A.S.........................   514,692      937,517
  #   Borusan Mannesmann Boru Sanayi ve Ticaret A.S....   511,465    1,633,715
  #*  Bosch Fren Sistemleri............................       989       60,389
  *   Boyner Buyuk Magazacilik.........................   107,290      270,358
  *   Boyner Perakende Ve Tekstil Yatirimlari AS.......   110,344    2,706,602
      Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S..   457,826    1,527,870
      Bursa Cimento Fabrikasi A.S......................   229,830      603,571
  *   Celebi Hava Servisi A.S..........................    45,555      516,968
      Cimsa Cimento Sanayi VE Tica.....................   505,224    3,459,728
  #*  Deva Holding A.S.................................   683,187      633,167
  *   Dogan Sirketler Grubu Holding A.S................ 6,403,075    2,410,987
  #*  Dogan Yayin Holding A.S.......................... 4,683,342    1,069,289
      Dogus Otomotiv Servis ve Ticaret A.S.............   595,613    2,326,457
  #*  Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.......   541,645      446,058
  *   Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S..   265,518      551,373
  #   Eczacibasi Yatirim Holding Ortakligi A.S.........   354,065      867,183
      EGE Seramik Sanayi ve Ticaret A.S................   822,424    1,292,119
  #   EIS Eczacibasi Ilac ve Sinai ve Finansal
        Yatirimlar Sanayi ve Ticaret A.S............... 1,950,686    1,973,791
  #*  Fenerbahce Futbol A.S............................    84,383    1,327,962
  #*  Galatasaray Sportif Sinai ve Ticari Yatirimlar
        A.S............................................    81,766      825,047
      Gentas Genel Metal Sanayi ve Ticaret A.S.........   647,218      563,892
  *   Global Yatirim Holding A.S....................... 2,051,887    1,450,853
  *   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S..     8,540           --

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TURKEY -- (Continued)
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S...    62,751 $1,713,157
    Goodyear Lastikleri TAS...............................    37,464  1,477,602
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S......... 1,114,071  1,555,228
#*  GSD Holding........................................... 2,604,393  1,584,810
#   Gubre Fabrikalari TAS.................................   900,985  1,851,080
*   Gunes Sigorta.........................................   330,927    332,635
#*  Hurriyet Gazetecilik A.S.............................. 1,277,435    392,505
#*  Ihlas Holding A.S..................................... 7,530,182  1,295,189
#*  Ihlas Madencilik A.S..................................   148,484    129,376
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S.........................................    82,829    184,118
*   Ipek Dogal Enerji Kaynaklari Ve Uretim A.S............ 1,329,455  1,546,760
    Is Finansal Kiralama A.S.............................. 1,034,680    472,603
    Is Yatirim Menkul Degerler A.S. Class A...............   272,347    160,260
#*  Izmir Demir Celik Sanayi A.S..........................   819,232  1,054,856
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A............................................. 1,448,775  2,052,650
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B.............................................   692,748    983,651
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D............................................. 6,197,721  6,695,037
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S................ 1,639,695    952,667
#   Kartonsan Karton Sanayi ve Ticaret A.S................    12,685  1,442,615
#*  Kerevitas Gida Sanayi ve Ticaret A.S..................     5,801    100,260
    Konya Cimento Sanayii A.S.............................     8,645  1,078,184
*   Koza Anadolu Metal Madencilik Isletmeleri A.S......... 1,427,863  1,682,248
*   Mardin Cimento Sanayii ve Ticaret A.S.................   288,609    700,438
#*  Marshall Boya ve Vernik...............................    37,108    611,383
*   Menderes Tekstil Sanayi ve Ticaret A.S................   249,561    100,050
#*  Metro Ticari ve Mali Yatirimlar Holding A.S........... 2,278,836    733,835
#*  Migros Ticaret A.S....................................    99,028    883,491
#*  Milpa.................................................   134,673     65,209
#*  Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S........   149,549     75,311
*   Mudurnu Tavukculuk A.S................................     1,740         --
*   Nergis Holding A.S....................................     1,784         --
#*  NET Holding A.S....................................... 1,444,578  1,765,357
#*  Netas Telekomunikasyon A.S............................   216,273    661,655
    Nuh Cimento Sanayi A.S................................   339,327  1,512,017
    Otokar Otomotiv Ve Savunma Sanayi A.S.................   107,742  2,901,727
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret
       A.S................................................   618,340  1,284,108
#   Petkim Petrokimya Holding A.S......................... 3,566,431  5,671,513
    Pinar Entegre Et ve Un Sanayi A.S.....................   139,619    591,571
    Pinar SUT Mamulleri Sanayii A.S.......................   132,554  1,155,644
*   Raks Elektronik Sanayi ve Ticaret A.S.................     2,730         --
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S....   356,531    507,055
#*  Sasa Polyester Sanayi A.S.............................   756,712    444,394
#*  Sekerbank TAS......................................... 3,190,761  2,799,815
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.............. 1,294,214  1,359,681
    Soda Sanayii A.S...................................... 1,412,501  2,507,209
*   Tat Gida Sanayi A.S...................................   729,258    899,556
#*  Tekfen Holding A.S.................................... 1,393,413  3,231,457
    Teknosa Ic Ve Dis Ticaret A.S.........................   201,012  1,116,039
#*  Tekstil Bankasi A.S................................... 1,337,315  1,215,408
    Tofas Turk Otomobil Fabrikasi A.S.....................         1          6
#   Trakya Cam Sanayi A.S................................. 2,696,210  3,417,653
#   Turcas Petrol A.S.....................................   685,172    800,916
    Turk Traktor ve Ziraat Makineleri A.S.................   104,899  3,685,166

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
TURKEY -- (Continued)
    Turkiye Sinai Kalkinma Bankasi A.S...............  7,582,370 $    6,733,030
    Ulker Biskuvi Sanayi A.S.........................         --              3
    Vestel Beyaz Esya Sanayi ve Ticaret A.S..........    304,308      1,000,289
*   Vestel Elektronik Sanayi ve Ticaret A.S..........  1,090,031      1,953,849
#*  Zorlu Enerji Elektrik Uretim A.S.................  1,738,991        948,386
                                                                 --------------
TOTAL TURKEY.........................................               138,193,794
                                                                 --------------
UNITED STATES -- (0.0%)
*   Bizlink Holding Rights...........................      7,725          2,524
                                                                 --------------
TOTAL COMMON STOCKS..................................             4,769,730,535
                                                                 --------------
PREFERRED STOCKS -- (1.0%)
BRAZIL -- (0.9%)
    AES Tiete SA.....................................     92,100        753,444
    Alpargatas SA....................................    998,118      4,672,182
    Banco ABC Brasil SA..............................    617,234      3,523,165
    Banco Alfa de Investimento SA....................      2,600          6,882
    Banco Daycoval SA................................    424,527      1,732,725
    Banco do Estado do Rio Grande do Sul SA Class B..  1,219,765      6,204,336
*   Banco Industrial e Comercial SA..................    484,320      1,690,717
    Banco Mercantil do Brasil SA.....................      7,269         19,224
*   Banco Panamericano SA............................  1,064,300      1,594,984
    Banco Pine SA....................................    287,303        980,155
    Banco Sofisa SA..................................     75,000         99,669
    Centrais Eletricas de Santa Catarina SA..........     79,600        524,527
    Cia de Gas de Sao Paulo COMGAS Class A...........    137,587      3,191,109
    Cia de Saneamento do Parana......................    185,001        472,950
*   Cia de Tecidos do Norte de Minas - Coteminas.....          2              1
    Cia de Transmissao de Energia Eletrica Paulista..    271,800      3,444,297
    Cia Energetica de Sao Paulo Class B..............     42,400        540,664
    Cia Energetica do Ceara Class A..................     96,139      1,476,780
    Cia Ferro Ligas da Bahia - Ferbasa...............    312,649      1,408,385
    Eletropaulo Metropolitana Eletricidade de Sao
    Paulo SA.........................................  1,219,300      5,605,421
    Empresa Metropolitana de Aguas e Energia SA......     23,900         63,207
    Eucatex SA Industria e Comercio..................    223,327        433,119
*   Forjas Taurus SA.................................    577,332        173,040
*   Gol Linhas Aereas Inteligentes SA................    286,417      1,733,336
*   Inepar SA Industria e Construcoes................     87,868         17,041
    Marcopolo SA.....................................  3,477,600      6,131,306
    Parana Banco SA..................................     52,900        252,055
    Randon Participacoes SA..........................  1,468,157      4,031,567
    Saraiva SA Livreiros Editores....................    167,673      1,349,514
    Schulz SA........................................      9,000         33,719
*   Sharp SA......................................... 30,200,000             --
    Unipar Carbocloro SA Class B.....................  2,790,948        602,783

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                       SHARES       VALUE++
                                                      ---------- --------------
BRAZIL -- (Continued)
      Whirlpool SA...................................      5,559 $        9,507
                                                                 --------------
TOTAL BRAZIL.........................................                52,771,811
                                                                 --------------
CHILE -- (0.0%)
      Coca-Cola Embonor SA Class B...................      8,190         14,418
                                                                 --------------
COLOMBIA -- (0.1%)
      Avianca Holdings SA............................  1,708,676      3,482,458
                                                                 --------------
TOTAL PREFERRED STOCKS...............................                56,268,687
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*     Cia de Transmissao de Energia Eletrica
        Paulista Rights 08/15/14.....................     15,182         24,157
                                                                 --------------
CHINA -- (0.0%)
*     Golden Meditech Warrants 07/30/15..............    860,943             --
                                                                 --------------
INDIA -- (0.0%)
*     Indian Hotels Co., Ltd. Rights 08/20/14........    537,258             --
*     Lakshmi Vilas Rights 12/31/14..................    198,933        109,291
                                                                 --------------
TOTAL INDIA..........................................                   109,291
                                                                 --------------
INDONESIA -- (0.0%)
*     Bumi Resources Tbk PT Rights 09/01/14.......... 74,281,425          6,416
*     Pabrik Kertas Tjiwi Kimia Tbk PT Warrant
        07/11/17.....................................    185,833          4,334
                                                                 --------------
TOTAL INDONESIA......................................                    10,750
                                                                 --------------
MALAYSIA -- (0.0%)
*     Malaysian Resources Corp. Bhd Warrants
         09/16/18....................................         --             --
*     Symphony Life Bhd Warrants 11/11/20............          1             --
                                                                 --------------
TOTAL MALAYSIA.......................................                        --
                                                                 --------------
SOUTH KOREA -- (0.0%)
*     AK Holdings, Inc. Rights 08/13/14..............      1,479         14,893
*     Hanjin Heavy Industrial and Construction
        Rights 08/07/14..............................     91,305         89,719
*     JB Financial Group Rights 09/03/14.............     87,472        114,887
*     NK Co., Ltd. Rights 08/01/14...................     22,943         25,670
                                                                 --------------
TOTAL SOUTH KOREA....................................                   245,169
                                                                 --------------
THAILAND -- (0.0%)
*     Gland W3 Warrants 12/31/14.....................    174,360         12,489
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                   401,856
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                      ---------- --------------
SECURITIES LENDING COLLATERAL -- (11.4%)
(S)@  DFA Short Term Investment Fund................. 53,406,882    617,917,630
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,758,413,565)^^............................            $5,444,318,708
                                                                 ==============

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Brazil..................... $371,328,485 $    1,365,150   --    $  372,693,635
   Chile......................   62,488,011             --   --        62,488,011
   China......................      291,736    724,740,719   --       725,032,455
   Colombia...................    1,981,349             --   --         1,981,349
   Greece.....................           --     46,348,915   --        46,348,915
   Hungary....................           --      1,151,198   --         1,151,198
   India......................      157,520    522,124,812   --       522,282,332
   Indonesia..................    3,305,042    172,156,729   --       175,461,771
   Israel.....................           --         14,141   --            14,141
   Malaysia...................      157,537    302,762,420   --       302,919,957
   Mexico.....................  236,396,798        182,515   --       236,579,313
   Philippines................           --     71,156,582   --        71,156,582
   Poland.....................           --    104,583,815   --       104,583,815
   South Africa...............   13,519,766    376,514,620   --       390,034,386
   South Korea................      317,484    715,021,012   --       715,338,496
   Taiwan.....................           --    698,310,449   --       698,310,449
   Thailand...................  204,879,710        277,702   --       205,157,412
   Turkey.....................           --    138,193,794   --       138,193,794
   United States..............           --          2,524   --             2,524
Preferred Stocks
   Brazil.....................   52,771,811             --   --        52,771,811
   Chile......................       14,418             --   --            14,418
   Colombia...................    3,482,458             --   --         3,482,458
Rights/Warrants
   Brazil.....................           --         24,157   --            24,157
   China......................           --             --   --                --
   India......................           --        109,291   --           109,291
   Indonesia..................           --         10,750   --            10,750
   Malaysia...................           --             --   --                --
   South Korea................           --        245,169   --           245,169
   Thailand...................           --         12,489   --            12,489
Securities Lending Collateral.           --    617,917,630   --       617,917,630
                               ------------ --------------   --    --------------
TOTAL......................... $951,092,125 $4,493,226,583   --    $5,444,318,708
                               ============ ==============   ==    ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
 COMMON STOCKS -- (94.9%)
 Consumer Discretionary -- (17.1%)
 *   1-800-Flowers.com, Inc. Class A....................    44,330 $    226,970
     Aaron's, Inc.......................................     4,830      127,415
     AH Belo Corp. Class A..............................    14,556      153,566
 #*  ALCO Stores, Inc...................................       700        4,876
     Arctic Cat, Inc....................................     3,436      122,322
 *   Ascent Capital Group, Inc. Class A.................     8,564      530,797
 #   Autoliv, Inc.......................................     9,404      935,792
 *   Ballantyne Strong, Inc.............................     9,030       34,946
 #*  Barnes & Noble, Inc................................    12,200      254,004
     Bassett Furniture Industries, Inc..................     2,900       42,282
     Beasley Broadcasting Group, Inc. Class A...........     9,471       57,963
 #*  Beazer Homes USA, Inc..............................    12,516      192,121
 #   bebe stores, Inc...................................    19,551       54,938
 #*  Belmond, Ltd. Class A..............................    75,198      932,455
     Best Buy Co., Inc..................................   197,800    5,880,594
 #   Big 5 Sporting Goods Corp..........................     8,501       84,245
 #*  Biglari Holdings, Inc..............................     1,953      830,045
 #*  BJ's Restaurants, Inc..............................    25,971      890,026
 #   Bob Evans Farms, Inc...............................    52,387    2,488,906
 #   Bon-Ton Stores, Inc. (The).........................     2,986       27,770
 #*  Books-A-Million, Inc...............................    14,887       31,858
     Brown Shoe Co., Inc................................    74,697    2,105,708
 *   Build-A-Bear Workshop, Inc.........................    25,874      272,971
 #*  Cabela's, Inc......................................    53,051    3,096,056
 #*  Cache, Inc.........................................    26,610       31,134
 #   Callaway Golf Co...................................   122,359      929,928
 #*  Cambium Learning Group, Inc........................    37,733       73,957
 *   Canterbury Park Holding Corp.......................     2,755       26,283
     Carnival Corp......................................   489,649   17,735,087
 #   Carriage Services, Inc.............................    20,916      337,375
 *   Cavco Industries, Inc..............................     7,600      542,564
     CBS Corp. Class A..................................    28,263    1,612,404
     CBS Corp. Class B..................................   201,625   11,458,349
 *   Christopher & Banks Corp...........................    56,231      480,775
 #   Churchill Downs, Inc...............................     7,682      664,493
 *   Citi Trends, Inc...................................     3,415       68,812
 *   Coast Distribution System, Inc. (The)..............       547        1,655
     Columbia Sportswear Co.............................     4,317      322,739
     Comcast Corp. Class A.............................. 3,446,875  185,200,594
     Comcast Corp. Special Class A...................... 1,088,341   58,193,593
 #*  Conn's, Inc........................................    25,450    1,018,000
     Core-Mark Holding Co., Inc.........................    48,118    2,271,170
 #*  Corinthian Colleges, Inc...........................    36,345        7,632
 #   CSS Industries, Inc................................    13,050      322,204
     CST Brands, Inc....................................    50,181    1,677,551
     Culp, Inc..........................................    10,036      181,852
 #*  dELiA*s, Inc.......................................    22,143       13,618
 #*  Delta Apparel, Inc.................................     7,532       97,012
     Destination Maternity Corp.........................       200        3,806
 #*  Destination XL Group, Inc..........................    15,601       83,465
     DeVry Education Group, Inc.........................     8,757      350,017

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
 Consumer Discretionary -- (Continued)
     Dillard's, Inc. Class A.............................. 120,300 $14,342,166
 *   Discovery Communications, Inc. Class B...............   3,762     321,312
 #*  Dixie Group, Inc. (The)..............................  11,800      99,002
 #*  Dorman Products, Inc.................................  20,712     898,487
 *   Dover Downs Gaming & Entertainment, Inc..............   5,935       7,478
     Dover Motorsports, Inc...............................  15,098      41,972
     DR Horton, Inc....................................... 208,125   4,308,187
 #*  DreamWorks Animation SKG, Inc. Class A...............  46,429     928,580
 #*  Education Management Corp............................  13,202      17,031
 #   Educational Development Corp.........................   1,679       8,059
     Escalade, Inc........................................     277       4,404
 *   EW Scripps Co. (The) Class A.........................  41,061     890,202
 #*  Federal-Mogul Holdings Corp..........................  38,585     615,045
 #*  Flanigan's Enterprises, Inc..........................     865      12,880
 #   Flexsteel Industries, Inc............................   2,068      62,578
     Foot Locker, Inc.....................................  15,700     746,221
 #   Fred's, Inc. Class A.................................  47,275     748,363
     Frisch's Restaurants, Inc............................     600      14,190
 #*  FTD Cos., Inc........................................  24,893     819,975
 #*  Fuel Systems Solutions, Inc..........................   3,398      35,679
 *   Full House Resorts, Inc..............................   2,574       3,629
 #*  G-III Apparel Group, Ltd.............................  11,394     884,972
 *   Gaiam, Inc. Class A..................................   5,988      39,401
 #   GameStop Corp. Class A............................... 104,752   4,396,441
 #*  Gaming Partners International Corp...................     500       4,320
     Gannett Co., Inc..................................... 119,639   3,914,588
     General Motors Co.................................... 674,707  22,818,591
 #*  Genesco, Inc.........................................   7,056     538,161
     Graham Holdings Co. Class B..........................   5,780   3,963,635
 #*  Gray Television, Inc.................................  46,874     570,925
 #   Group 1 Automotive, Inc..............................  57,936   4,282,629
     Harte-Hanks, Inc.....................................  12,432      81,554
     Haverty Furniture Cos., Inc..........................  33,479     744,238
 *   Helen of Troy, Ltd...................................  64,389   3,453,182
 #*  hhgregg, Inc.........................................  36,388     258,719
 *   Hollywood Media Corp.................................  19,037      23,987
     Hooker Furniture Corp................................  14,814     215,099
 *   Hyatt Hotels Corp. Class A...........................  14,601     858,977
 #*  Iconix Brand Group, Inc..............................  95,618   4,037,948
 #   International Speedway Corp. Class A.................  24,844     753,270
 *   Isle of Capri Casinos, Inc...........................  15,434     122,083
 #*  JAKKS Pacific, Inc...................................  13,103      81,763
 *   Jarden Corp.......................................... 162,075   9,059,992
 #*  JC Penney Co., Inc...................................  85,215     799,317
 #   Johnson Outdoors, Inc. Class A.......................  15,588     359,459
 *   Journal Communications, Inc. Class A.................  77,674     845,093
 #   KB Home..............................................  30,800     502,040
 #   Kohl's Corp..........................................  14,353     768,460
     La-Z-Boy, Inc........................................  56,332   1,185,225
 *   Lakeland Industries, Inc.............................  11,757      72,306
 #*  Lands' End, Inc......................................  21,056     740,961
 #*  Lee Enterprises, Inc.................................  38,128     144,886
 #   Lennar Corp. Class A................................. 224,100   8,119,143

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
 Consumer Discretionary -- (Continued)
     Lennar Corp. Class B.................................   7,868 $   240,761
 *   Liberty Interactive Corp. Class A.................... 882,463  24,753,087
 #*  Liberty Interactive Corp. Class B....................  35,706     999,768
 *   Liberty Media Corp................................... 208,010   9,776,470
 *   Liberty Media Corp. Class A..........................  96,383   4,534,820
 *   Liberty Media Corp. Class B..........................   7,622     379,271
 *   Liberty Ventures Series A............................  76,802   5,311,626
 *   Liberty Ventures Series B............................   3,570     260,664
 #*  Life Time Fitness, Inc...............................  13,317     524,024
 #   Lifetime Brands, Inc.................................  16,431     279,327
     Lithia Motors, Inc. Class A..........................  34,933   3,103,797
 *   Live Nation Entertainment, Inc....................... 145,347   3,373,504
 *   Loral Space & Communications, Inc....................  26,050   1,883,415
     Lowe's Cos., Inc..................................... 139,546   6,677,276
 *   Luby's, Inc..........................................  44,415     222,963
 #*  M/I Homes, Inc.......................................  37,930     780,599
 *   Madison Square Garden Co. (The) Class A..............  29,558   1,753,972
     Marcus Corp. (The)...................................  18,899     333,945
 #*  MarineMax, Inc.......................................  29,164     486,164
 *   Marriott Vacations Worldwide Corp....................     662      38,098
 #*  Martha Stewart Living Omnimedia, Inc. Class A........     980       4,420
 #   Matthews International Corp. Class A.................  12,388     538,752
 *   McClatchy Co. (The) Class A..........................  60,603     292,712
 #   MDC Holdings, Inc....................................  18,400     496,248
 #*  Media General, Inc. Class A..........................  25,196     507,951
 #   Men's Wearhouse, Inc. (The)..........................  52,860   2,659,915
 #   Meredith Corp........................................  32,676   1,500,482
 *   Meritage Homes Corp..................................  28,156   1,078,375
 #*  MGM Resorts International............................ 251,100   6,739,524
 *   Modine Manufacturing Co..............................  14,650     201,730
 *   Mohawk Industries, Inc...............................  98,740  12,319,790
 *   Monarch Casino & Resort, Inc.........................   1,103      13,765
 #*  Motorcar Parts of America, Inc.......................  13,074     291,027
     Movado Group, Inc....................................  36,900   1,510,317
 *   MTR Gaming Group, Inc................................  24,536     112,866
 #*  Multimedia Games Holding Co., Inc....................  23,224     560,163
 *   Murphy USA, Inc......................................  47,356   2,340,334
     NACCO Industries, Inc. Class A.......................   6,832     325,818
 *   New York & Co., Inc..................................   6,926      23,341
 *   News Corp. Class A................................... 402,247   7,099,660
 #*  News Corp. Class B...................................  99,903   1,719,331
 #*  Office Depot, Inc.................................... 181,609     909,861
 #*  Pacific Sunwear of California, Inc...................  43,900      89,117
 #*  Penn National Gaming, Inc............................  63,446     664,914
     Penske Automotive Group, Inc.........................  43,845   2,036,600
 #*  Pep Boys-Manny, Moe & Jack (The).....................  75,098     794,537
 *   Perfumania Holdings, Inc.............................     537       3,491
 #*  Perry Ellis International, Inc.......................  21,492     395,453
 #*  Pinnacle Entertainment, Inc..........................  71,930   1,568,074
     PulteGroup, Inc...................................... 143,221   2,527,851
     PVH Corp.............................................  31,964   3,521,794
 #*  Quiksilver, Inc......................................  74,010     221,290
 *   Radio One, Inc. Class D..............................  13,955      60,983

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
#*  RadioShack Corp.....................................    46,847 $     29,045
*   Red Lion Hotels Corp................................     8,907       48,810
#*  Red Robin Gourmet Burgers, Inc......................    31,175    2,006,423
    Regis Corp..........................................    54,292      756,288
#   Rent-A-Center, Inc..................................    76,435    1,829,854
#*  Rick's Cabaret International, Inc...................    12,026      133,248
    Rocky Brands, Inc...................................     8,729      131,633
    Royal Caribbean Cruises, Ltd........................   322,500   19,237,125
#*  Ruby Tuesday, Inc...................................    70,361      422,870
#   Saga Communications, Inc. Class A...................     8,693      312,948
#   Salem Communications Corp. Class A..................    10,922       95,131
#   Scholastic Corp.....................................    30,900    1,094,478
#*  Scientific Games Corp. Class A......................    41,635      355,563
#*  Sears Holdings Corp.................................    70,001    2,670,538
    Service Corp. International.........................   274,069    5,755,449
#*  Shiloh Industries, Inc..............................    24,793      421,481
    Shoe Carnival, Inc..................................    33,450      595,410
#*  Sizmek, Inc.........................................     8,748       79,519
*   Skechers U.S.A., Inc. Class A.......................    49,610    2,588,154
#   Spartan Motors, Inc.................................    16,820       72,326
#   Speedway Motorsports, Inc...........................    52,187      910,141
*   Sport Chalet, Inc. Class A..........................       875          989
#*  Sport Chalet, Inc. Class B..........................       299          336
#   Stage Stores, Inc...................................    53,575      965,421
    Standard Motor Products, Inc........................    37,342    1,346,179
*   Stanley Furniture Co., Inc..........................    15,798       40,917
#   Staples, Inc........................................   497,525    5,766,315
#*  Starz...............................................    84,255    2,402,110
*   Starz Class B.......................................     7,622      224,849
#   Stein Mart, Inc.....................................    22,915      297,437
*   Steiner Leisure, Ltd................................     2,225       88,800
*   Stoneridge, Inc.....................................    19,361      212,390
    Strattec Security Corp..............................     5,224      328,224
#   Superior Industries International, Inc..............    37,089      693,935
#   Superior Uniform Group, Inc.........................     8,978      186,294
#   Sypris Solutions, Inc...............................     8,460       40,100
#*  Systemax, Inc.......................................    11,750      160,623
#   Tandy Leather Factory, Inc..........................       500        4,670
    Time Warner Cable, Inc..............................   693,942  100,690,984
    Time Warner, Inc.................................... 1,534,860  127,424,077
*   Time, Inc...........................................   191,856    4,623,730
*   Toll Brothers, Inc..................................   203,299    6,645,844
    Trans World Entertainment Corp......................     5,781       20,812
#*  Tuesday Morning Corp................................    60,500      995,830
    Twenty-First Century Fox, Inc. Class A.............. 1,287,383   40,784,293
    Twenty-First Century Fox, Inc. Class B..............   550,972   17,443,774
#*  Unifi, Inc..........................................    43,422    1,243,606
*   Universal Electronics, Inc..........................     3,206      152,702
    Vail Resorts, Inc...................................    11,600      875,800
#*  Valuevision Media, Inc. Class A.....................     3,998       18,311
*   VOXX International Corp.............................    24,496      242,755
    Walt Disney Co. (The)...............................    26,220    2,251,774
#   Wendy's Co. (The)...................................   242,704    1,978,038

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
 Consumer Discretionary -- (Continued)
 #*  West Marine, Inc...................................    26,468 $    227,095
 #*  Wet Seal, Inc. (The) Class A.......................    13,619       12,558
     Whirlpool Corp.....................................    30,049    4,286,189
     Wyndham Worldwide Corp.............................   144,114   10,887,813
                                                                   ------------
 Total Consumer Discretionary...........................            894,607,545
                                                                   ------------
 Consumer Staples -- (6.7%)
 #   Alico, Inc.........................................       960       35,434
 *   Alliance One International, Inc....................    35,084       79,641
     Andersons, Inc. (The)..............................    23,660    1,278,113
     Archer-Daniels-Midland Co..........................   813,476   37,745,286
 #*  Boulder Brands, Inc................................    76,099      863,724
     Bunge, Ltd.........................................   121,368    9,568,653
     CCA Industries, Inc................................     8,323       29,297
 *   Central Garden and Pet Co..........................    25,184      231,441
 *   Central Garden and Pet Co. Class A.................    54,453      508,046
 #*  Chiquita Brands International, Inc.................    69,284      664,434
 *   Constellation Brands, Inc. Class A.................   249,042   20,735,237
 *   Constellation Brands, Inc. Class B.................    12,715    1,057,888
 #*  Craft Brew Alliance, Inc...........................     9,754      109,440
     CVS Caremark Corp.................................. 1,510,745  115,360,488
 *   Farmer Bros. Co....................................     6,695      137,047
 #   Fresh Del Monte Produce, Inc.......................    39,437    1,180,744
 #*  Hain Celestial Group, Inc. (The)...................    43,646    3,731,733
     Ingles Markets, Inc. Class A.......................    11,437      280,435
     Ingredion, Inc.....................................    62,117    4,573,675
     JM Smucker Co. (The)...............................   108,204   10,781,447
     John B. Sanfilippo & Son, Inc......................    10,428      275,821
     Kraft Foods Group, Inc.............................   209,706   11,237,096
 *   Mannatech, Inc.....................................       717        8,812
     MGP Ingredients, Inc...............................     4,788       38,543
     Molson Coors Brewing Co. Class A...................     1,908      129,152
     Molson Coors Brewing Co. Class B...................   186,550   12,597,721
     Mondelez International, Inc. Class A............... 2,081,099   74,919,564
 *   Nutraceutical International Corp...................    14,615      337,314
 #   Oil-Dri Corp. of America...........................     5,047      147,221
 *   Omega Protein Corp.................................    25,852      362,445
 #*  Pantry, Inc. (The).................................    22,475      402,527
 *   Post Holdings, Inc.................................    50,201    2,255,029
     Safeway, Inc.......................................   157,807    5,438,029
 #   Sanderson Farms, Inc...............................    16,100    1,466,549
 *   Seaboard Corp......................................     1,812    5,167,824
 #*  Seneca Foods Corp. Class A.........................     6,301      180,335
 *   Seneca Foods Corp. Class B.........................       300        9,120
 #   Snyder's-Lance, Inc................................    28,337      703,041
     SpartanNash Co.....................................    34,281      718,530
     Spectrum Brands Holdings, Inc......................    46,130    3,847,242
 #*  Susser Holdings Corp...............................    12,360      990,901
 *   TreeHouse Foods, Inc...............................    24,190    1,777,965
     Tyson Foods, Inc. Class A..........................   405,030   15,071,166
 #   Universal Corp.....................................    22,290    1,157,520

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
#   Weis Markets, Inc...................................    11,602 $    494,941
                                                                   ------------
Total Consumer Staples..................................            348,686,611
                                                                   ------------
Energy -- (16.8%)
    Adams Resources & Energy, Inc.......................     6,004      392,301
    Alon USA Energy, Inc................................    33,484      430,269
#*  Alpha Natural Resources, Inc........................   170,794      578,992
    Anadarko Petroleum Corp.............................   845,068   90,295,516
    Apache Corp.........................................   289,715   29,742,142
#*  Approach Resources, Inc.............................     6,883      144,818
#   Arch Coal, Inc......................................    60,743      180,407
*   Atwood Oceanics, Inc................................     4,600      221,490
    Baker Hughes, Inc...................................    84,672    5,822,893
*   Barnwell Industries, Inc............................     8,038       24,596
*   Bill Barrett Corp...................................    51,500    1,236,515
    Bolt Technology Corp................................     9,574      163,428
#   Bristow Group, Inc..................................    43,589    3,110,947
#*  C&J Energy Services, Inc............................    37,416    1,120,983
    Cabot Oil & Gas Corp................................       568       18,716
*   Callon Petroleum Co.................................    13,214      130,554
#   Chesapeake Energy Corp..............................   624,655   16,472,152
    Chevron Corp........................................   793,183  102,510,971
#*  Cloud Peak Energy, Inc..............................    33,115      512,620
#   Comstock Resources, Inc.............................    32,421      767,081
    ConocoPhillips...................................... 1,766,829  145,763,393
*   Contango Oil & Gas Co...............................     1,064       42,805
    Dawson Geophysical Co...............................    17,055      428,081
    Delek US Holdings, Inc..............................    52,256    1,526,920
#   Denbury Resources, Inc..............................   289,460    4,906,347
    Devon Energy Corp...................................    42,463    3,205,957
#*  Emerald Oil, Inc....................................    32,065      235,357
#*  Endeavour International Corp........................     4,300        6,063
    Energy XXI Bermuda, Ltd.............................    15,380      306,985
    EOG Resources, Inc..................................    12,090    1,323,130
*   Era Group, Inc......................................    36,653      982,300
*   Escalera Resources Co...............................     7,844       17,414
#   Exterran Holdings, Inc..............................    69,200    2,923,700
    Exxon Mobil Corp....................................   704,402   69,693,534
#   Green Plains, Inc...................................    26,534      994,760
    Gulf Island Fabrication, Inc........................    15,018      292,851
#   Gulfmark Offshore, Inc. Class A.....................    35,505    1,358,776
#*  Harvest Natural Resources, Inc......................    48,645      210,146
#*  Helix Energy Solutions Group, Inc...................   103,010    2,619,544
    Helmerich & Payne, Inc..............................   108,670   11,547,274
#*  Hercules Offshore, Inc..............................   107,413      379,168
    Hess Corp...........................................   378,130   37,427,307
*   HKN, Inc............................................       564       40,072
    HollyFrontier Corp..................................    26,505    1,246,000
#*  Hornbeck Offshore Services, Inc.....................    29,719    1,298,720
#*  Key Energy Services, Inc............................    49,745      305,434
#*  Magnum Hunter Resources Corp........................    82,198      528,533
    Marathon Oil Corp...................................   903,937   35,027,559
    Marathon Petroleum Corp.............................   451,968   37,730,289

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
 Energy -- (Continued)
 #*  Matador Resources Co................................   6,400 $    173,056
 *   Matrix Service Co...................................  15,423      414,108
 #*  McDermott International, Inc........................  63,698      464,995
     Murphy Oil Corp..................................... 189,426   11,769,037
     Nabors Industries, Ltd.............................. 272,782    7,408,759
     National Oilwell Varco, Inc......................... 250,948   20,336,826
 #*  Natural Gas Services Group, Inc.....................  15,026      468,811
 *   Newfield Exploration Co.............................  48,506    1,954,792
 #*  Newpark Resources, Inc..............................  97,395    1,191,141
 #   Noble Corp. P.L.C...................................  74,243    2,329,003
     Noble Energy, Inc................................... 133,794    8,895,963
 #*  Northern Oil and Gas, Inc...........................  16,372      263,426
     Occidental Petroleum Corp........................... 182,979   17,878,878
 #*  Overseas Shipholding Group, Inc.....................   2,355       16,132
 *   Parker Drilling Co.................................. 142,573      881,101
     Patterson-UTI Energy, Inc........................... 152,325    5,232,364
 *   PDC Energy, Inc.....................................  24,103    1,307,829
 #*  Penn Virginia Corp..................................  35,279      459,333
 #*  PHI, Inc. Non-Voting................................  21,843      861,706
 *   PHI, Inc. Voting....................................   1,099       40,630
     Phillips 66......................................... 883,414   71,653,710
 *   Pioneer Energy Services Corp........................  98,221    1,444,831
     Pioneer Natural Resources Co........................  88,400   19,577,064
     QEP Resources, Inc..................................  33,043    1,092,071
 #*  Renewable Energy Group, Inc.........................   2,882       32,278
 *   REX American Resources Corp.........................   4,050      341,618
 *   Rex Energy Corp.....................................  35,100      484,029
     Rowan Cos. P.L.C. Class A........................... 121,858    3,719,106
 #*  SEACOR Holdings, Inc................................  36,653    2,784,162
 #   SemGroup Corp. Class A..............................   4,727      364,357
 *   Seventy Seven Energy, Inc...........................  44,618    1,000,782
 #   Ship Finance International, Ltd.....................  40,467      736,499
 *   Stone Energy Corp...................................   1,115       42,426
     Superior Energy Services, Inc.......................  75,686    2,543,050
 #*  Swift Energy Co.....................................  34,900      385,645
     Teekay Corp.........................................  37,720    2,099,495
 #   Tesco Corp..........................................   3,745       73,102
     Tesoro Corp......................................... 168,807   10,388,383
 #*  TETRA Technologies, Inc.............................  25,510      280,865
 #*  TGC Industries, Inc.................................   1,787        7,023
 #   Tidewater, Inc......................................  49,127    2,322,233
 #   Transocean, Ltd..................................... 274,265   11,063,850
 #*  Triangle Petroleum Corp.............................   7,779       84,013
 *   Unit Corp...........................................  57,000    3,610,950
     Valero Energy Corp.................................. 605,899   30,779,669
 *   Weatherford International P.L.C..................... 281,383    6,294,538
     Western Refining, Inc...............................  68,485    2,805,146
 *   Whiting Petroleum Corp..............................  16,007    1,416,459
 *   Willbros Group, Inc.................................  18,620      215,806
                                                                  ------------
 Total Energy............................................          876,236,860
                                                                  ------------
 Financials -- (17.6%)
 #   1st Source Corp.....................................  41,187    1,169,299

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
 Financials -- (Continued)
 #   1st United Bancorp, Inc............................       863 $      7,206
     ACE, Ltd...........................................    46,348    4,639,435
 #   Alexander & Baldwin, Inc...........................    66,838    2,551,206
 *   Alleghany Corp.....................................     2,626    1,086,770
     Allied World Assurance Co. Holdings AG.............    76,431    2,752,280
     Allstate Corp. (The)...............................   157,339    9,196,465
 *   American Capital, Ltd..............................   422,803    6,409,694
     American Equity Investment Life Holding Co.........    88,700    1,963,818
     American Financial Group, Inc......................   173,596    9,719,640
 *   American Independence Corp.........................       173        2,093
     American International Group, Inc..................   899,581   46,760,220
     American National Insurance Co.....................    37,287    4,064,283
     Ameris Bancorp.....................................    12,022      262,560
     AmeriServ Financial, Inc...........................    33,075      105,179
     Argo Group International Holdings, Ltd.............    42,675    2,125,642
     Aspen Insurance Holdings, Ltd......................   102,623    4,105,946
 #   Associated Banc-Corp...............................    31,434      563,297
     Assurant, Inc......................................    65,820    4,170,355
     Assured Guaranty, Ltd..............................   122,989    2,745,115
 *   Asta Funding, Inc..................................     7,527       63,076
     Astoria Financial Corp.............................    19,344      249,151
 #*  Atlanticus Holdings Corp...........................    19,218       51,120
 #*  AV Homes, Inc......................................    15,767      245,808
     Axis Capital Holdings, Ltd.........................       800       34,520
     Baldwin & Lyons, Inc. Class A......................       300        7,190
     Baldwin & Lyons, Inc. Class B......................     6,556      161,933
     Banc of California, Inc............................       810        9,615
 #*  Bancorp, Inc.......................................       459        4,361
     Bank Mutual Corp...................................    51,232      308,929
     Bank of America Corp............................... 6,542,656   99,775,504
     Bank of New York Mellon Corp. (The)................   491,755   19,198,115
 #   BankFinancial Corp.................................    39,867      407,441
     Banner Corp........................................     7,943      319,626
     BCB Bancorp, Inc...................................     1,059       13,820
     Berkshire Hills Bancorp, Inc.......................    25,980      627,937
 #*  BofI Holding, Inc..................................     8,208      612,235
 *   Capital Bank Financial Corp. Class A...............       233        5,308
 #   Capital City Bank Group, Inc.......................    16,844      226,215
     Capital One Financial Corp.........................   356,632   28,366,509
 #   Capital Southwest Corp.............................    27,628      968,085
 *   Cascade Bancorp....................................    15,799       85,631
     Cathay General Bancorp.............................    17,730      453,711
     Centerstate Banks, Inc.............................       747        7,784
 #   Century Bancorp, Inc. Class A......................       495       17,335
     Chicopee Bancorp, Inc..............................     1,000       16,480
     CIT Group, Inc.....................................    39,411    1,935,474
     Citigroup, Inc..................................... 2,248,344  109,966,505
     Citizens Community Bancorp, Inc....................    10,355       91,124
     CME Group, Inc.....................................   414,385   30,639,627
     CNA Financial Corp.................................   277,671   10,376,565
     CNO Financial Group, Inc...........................   301,264    4,874,452
     Codorus Valley Bancorp, Inc........................       126        2,643
     Community West Bancshares..........................       400        2,796

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
 Financials -- (Continued)
 #*  Cowen Group, Inc. Class A............................  15,961 $    63,844
     Donegal Group, Inc. Class A..........................  27,472     414,278
     Donegal Group, Inc. Class B..........................     300       6,630
 *   E*TRADE Financial Corp...............................  89,699   1,885,473
     East West Bancorp, Inc...............................     671      22,854
 *   Eastern Virginia Bankshares, Inc.....................     307       1,940
 #   EMC Insurance Group, Inc.............................  18,341     539,776
 #*  Encore Capital Group, Inc............................     627      26,635
     Endurance Specialty Holdings, Ltd....................  76,288   4,034,872
     Enterprise Financial Services Corp...................   3,235      56,451
 #   ESB Financial Corp...................................     432       5,370
     ESSA Bancorp, Inc....................................   8,217      95,071
     Evans Bancorp, Inc...................................   1,681      39,335
     Everest Re Group, Ltd................................  34,913   5,443,286
 #*  Farmers Capital Bank Corp............................     302       7,130
     FBL Financial Group, Inc. Class A....................  24,660   1,054,955
     Federal Agricultural Mortgage Corp. Class A..........     177       4,115
     Federal Agricultural Mortgage Corp. Class C..........   9,200     268,180
     Federated National Holding Co........................  13,665     275,623
 #   Fidelity Southern Corp...............................   7,213      99,900
 #*  First Acceptance Corp................................  39,006      90,104
 #   First American Financial Corp........................  61,982   1,682,192
     First Bancorp.(318910106)............................  16,138     259,499
 #*  First BanCorp.(318672706)............................   7,500      38,550
 *   First Bancshares, Inc................................     400       3,200
     First Business Financial Services, Inc...............     482      21,025
     First Citizens BancShares, Inc. Class A..............   8,627   1,918,213
 #   First Commonwealth Financial Corp....................  30,547     261,482
     First Community Bancshares, Inc......................     183       2,692
     First Defiance Financial Corp........................  10,880     293,869
 #   First Federal of Northern Michigan Bancorp, Inc......     900       5,094
 #   First Financial Northwest, Inc.......................  25,371     266,903
     First Merchants Corp.................................  46,827     933,262
     First Midwest Bancorp, Inc...........................   7,168     116,122
     First Niagara Financial Group, Inc...................  77,106     663,112
     First South Bancorp, Inc.............................   2,278      17,404
 *   FNF Group............................................  46,321   1,255,762
 *   FNFV Group...........................................  15,438     252,566
 #   Fox Chase Bancorp, Inc...............................     351       5,904
 *   Genworth Financial, Inc. Class A.....................  34,964     458,028
 #   German American Bancorp, Inc.........................   7,459     192,815
     GFI Group, Inc.......................................   2,875      13,024
 #*  Global Indemnity P.L.C...............................   8,282     206,470
     Goldman Sachs Group, Inc. (The)...................... 143,685  24,838,826
 #   Great Southern Bancorp, Inc..........................   1,616      50,387
 #   Griffin Land & Nurseries, Inc........................   1,500      39,915
 #   Guaranty Bancorp.....................................  15,867     206,271
     Guaranty Federal Bancshares, Inc.....................   1,684      21,353
 *   Hallmark Financial Services, Inc.....................  25,666     230,224
 #   Hampden Bancorp, Inc.................................   5,886     101,386
     Hanover Insurance Group, Inc. (The)..................  88,829   5,135,205
     Hartford Financial Services Group, Inc. (The)........ 308,762  10,547,310
     HCC Insurance Holdings, Inc..........................  17,700     826,236

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
 Financials -- (Continued)
 #   Heartland Financial USA, Inc........................       465 $    11,081
     Heritage Commerce Corp..............................    14,483     115,864
     HF Financial Corp...................................       400       5,388
 *   Hilltop Holdings, Inc...............................    26,171     536,506
 #   Hingham Institution for Savings.....................       500      41,290
 *   HMN Financial, Inc..................................     3,456      41,230
 *   Home Bancorp, Inc...................................       719      15,760
     HopFed Bancorp, Inc.................................     6,781      81,643
     Horace Mann Educators Corp..........................    58,206   1,667,602
     Hudson City Bancorp, Inc............................    28,191     274,862
     Iberiabank Corp.....................................       697      45,730
 *   ICG Group, Inc......................................     1,184      20,033
 #*  Imperial Holdings, Inc..............................     2,882      19,655
 #   Independence Holding Co.............................    24,172     302,392
     Infinity Property & Casualty Corp...................    15,800   1,023,208
     Intercontinental Exchange, Inc......................     1,479     284,293
     International Bancshares Corp.......................       800      20,280
     Intervest Bancshares Corp. Class A..................     2,078      16,582
 *   Investment Technology Group, Inc....................    23,677     433,052
 #   Investors Title Co..................................     1,169      80,766
 #   Janus Capital Group, Inc............................    24,840     282,928
     JPMorgan Chase & Co................................. 1,717,466  99,046,264
     Kemper Corp.........................................    67,002   2,318,939
     Kentucky First Federal Bancorp......................     2,800      24,024
     KeyCorp.............................................   526,210   7,124,883
     Lakeland Bancorp, Inc...............................     8,740      87,750
     Landmark Bancorp, Inc...............................     1,968      41,663
 #   Legg Mason, Inc.....................................    93,283   4,426,278
     Lincoln National Corp...............................   378,093  19,808,292
     LNB Bancorp, Inc....................................    13,395     162,213
     Loews Corp..........................................   243,798  10,271,210
     Louisiana Bancorp, Inc..............................     5,606     110,270
 #   Macatawa Bank Corp..................................    18,892      88,792
 *   Magyar Bancorp, Inc.................................       500       3,863
 #   Maiden Holdings, Ltd................................     5,792      66,492
     MainSource Financial Group, Inc.....................    45,000     734,850
     Marlin Business Services Corp.......................    14,241     262,034
     MB Financial, Inc...................................    19,678     530,125
 *   MBIA, Inc...........................................    82,267     788,118
 *   MBT Financial Corp..................................    24,724     126,092
 #   MCG Capital Corp....................................    11,930      47,362
 #   Meadowbrook Insurance Group, Inc....................    26,353     158,909
 #   Medallion Financial Corp............................     9,550     106,387
 #   Mercantile Bank Corp................................     4,422      84,549
 #   Meta Financial Group, Inc...........................     1,083      39,854
     MetLife, Inc........................................ 1,125,923  59,223,550
 *   Metro Bancorp, Inc..................................    26,598     610,424
 #*  MGIC Investment Corp................................    72,733     537,497
     MicroFinancial, Inc.................................     5,900      45,076
 #   MidWestOne Financial Group, Inc.....................       346       8,131
 #   Montpelier Re Holdings, Ltd.........................    38,746   1,144,169
     Morgan Stanley...................................... 1,476,248  47,741,860
     MutualFirst Financial, Inc..........................     2,300      44,229

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
  Financials -- (Continued)
      NASDAQ OMX Group, Inc. (The).....................    42,129 $ 1,777,423
  #   National Western Life Insurance Co. Class A......       900     216,900
  *   Navigators Group, Inc. (The).....................     3,685     224,048
  #   New Hampshire Thrift Bancshares, Inc.............     3,667      55,005
  #*  NewBridge Bancorp................................    11,413      85,483
  #*  NewStar Financial, Inc...........................    41,166     466,411
  *   North Valley Bancorp.............................       907      19,083
      Northeast Community Bancorp, Inc.................    18,190     126,784
      Northrim BanCorp, Inc............................     5,734     140,483
      OFG Bancorp......................................    30,191     481,848
      Old Republic International Corp..................   280,714   4,039,474
  #*  Old Second Bancorp, Inc..........................     4,874      23,590
      Oppenheimer Holdings, Inc. Class A...............     3,097      70,674
  *   Pacific Mercantile Bancorp.......................    16,236     113,977
      PacWest Bancorp..................................     1,076      44,837
      Park Sterling Corp...............................     3,253      22,316
      PartnerRe, Ltd...................................    52,224   5,450,097
  #   People's United Financial, Inc...................    68,700     997,524
      Peoples Bancorp of North Carolina, Inc...........       250       4,108
  #   Peoples Bancorp, Inc.............................    17,608     410,795
  #*  PHH Corp.........................................    91,804   2,143,623
  #*  Phoenix Cos., Inc. (The).........................     2,631     145,784
      Pinnacle Financial Partners, Inc.................    23,924     885,188
  *   Piper Jaffray Cos................................       312      16,099
      Platinum Underwriters Holdings, Ltd..............    21,715   1,272,499
  *   Popular, Inc.....................................    56,536   1,803,498
  *   Porter Bancorp, Inc..............................     1,737       1,702
  #*  Portfolio Recovery Associates, Inc...............    28,203   1,662,849
      Premier Financial Bancorp, Inc...................     4,434      69,348
      Principal Financial Group, Inc...................   217,722  10,816,429
      Protective Life Corp.............................    98,037   6,801,807
      Provident Financial Holdings, Inc................       544       7,752
      Provident Financial Services, Inc................    21,059     351,896
      Prudential Financial, Inc........................   497,625  43,278,446
  #   Pulaski Financial Corp...........................     4,550      51,279
  #   Radian Group, Inc................................   161,945   2,050,224
      Regions Financial Corp........................... 1,302,555  13,207,908
      Reinsurance Group of America, Inc................   169,166  13,577,263
  #   Renasant Corp....................................    42,102   1,195,697
  #*  Republic First Bancorp, Inc......................     2,174       9,566
  #   Resource America, Inc. Class A...................    21,051     198,300
  *   Riverview Bancorp, Inc...........................    15,319      58,519
      Safety Insurance Group, Inc......................    26,197   1,310,112
  #   Sandy Spring Bancorp, Inc........................     9,125     213,616
  *   Select Bancorp, Inc..............................       600       4,050
      Selective Insurance Group, Inc...................    45,200   1,007,508
      SI Financial Group, Inc..........................     5,661      61,309
      South State Corp.................................     8,549     496,782
  o*  Southern Community Financial Corp................    29,890      27,669
  *   Southern First Bancshares, Inc...................     1,216      17,085
      Southwest Bancorp, Inc...........................    16,974     261,739
      StanCorp Financial Group, Inc....................    15,636     943,476
  #   State Auto Financial Corp........................    56,823   1,199,534

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
 Financials -- (Continued)
     Sterling Bancorp....................................  70,552 $    839,569
 #   Stewart Information Services Corp...................  12,271      361,626
 *   Stratus Properties, Inc.............................   3,069       47,876
 *   Suffolk Bancorp.....................................     205        4,151
 #*  Sun Bancorp, Inc....................................   4,075       15,322
     SunTrust Banks, Inc................................. 491,691   18,708,843
     Susquehanna Bancshares, Inc.........................  97,547      993,028
     Symetra Financial Corp..............................  20,319      463,273
     Synovus Financial Corp..............................  22,796      536,846
     TF Financial Corp...................................     630       26,605
     Timberland Bancorp, Inc.............................   2,500       25,675
     Travelers Cos., Inc. (The)..........................  28,000    2,507,680
 #*  Tree.com, Inc.......................................   5,635      143,805
 #   Trustmark Corp......................................   4,194       96,588
     Umpqua Holdings Corp................................  34,932      591,049
 *   Unico American Corp.................................   1,900       23,883
     Union Bankshares Corp...............................  37,042      884,563
 #   United Bankshares, Inc..............................  12,121      388,842
     United Financial Bancorp, Inc.......................   9,193      116,567
     United Fire Group, Inc..............................  38,612    1,091,175
 *   United Security Bancshares..........................     399        2,334
     Unity Bancorp, Inc..................................   3,306       29,754
     Unum Group.......................................... 517,445   17,763,887
     Validus Holdings, Ltd...............................   4,399      160,695
     Washington Federal, Inc.............................   1,243       26,053
     Waterstone Financial, Inc...........................   1,426       15,729
 #   WesBanco, Inc.......................................  31,462      940,085
 #   West Bancorporation, Inc............................  13,957      203,214
     Westfield Financial, Inc............................  10,811       78,055
 #   Wintrust Financial Corp.............................  24,224    1,122,298
     XL Group P.L.C...................................... 240,766    7,762,296
 *   Yadkin Financial Corp...............................   5,570      103,379
     Zions Bancorporation................................  53,325    1,536,827
 *   ZipRealty, Inc......................................  10,028       67,488
                                                                  ------------
 Total Financials........................................          918,560,021
                                                                  ------------
 Health Care -- (9.4%)
 *   Actavis P.L.C.......................................  26,101    5,592,400
 *   Addus HomeCare Corp.................................   2,044       45,254
     Aetna, Inc.......................................... 558,462   43,297,559
 #*  Affymetrix, Inc.....................................  42,297      363,754
 #*  Albany Molecular Research, Inc......................  34,587      658,536
 *   Alere, Inc..........................................  74,130    2,965,200
 *   Allied Healthcare Products, Inc.....................   1,000        2,060
 *   Allscripts Healthcare Solutions, Inc................ 187,470    2,984,522
 *   Alphatec Holdings, Inc..............................   5,644        7,902
 #*  Amedisys, Inc.......................................  19,727      398,091
 *   AMN Healthcare Services, Inc........................   8,600      112,660
 *   Amsurg Corp.........................................  30,743    1,468,286
     Analogic Corp.......................................   2,988      214,867
 *   AngioDynamics, Inc..................................  44,530      650,138
 #*  Anika Therapeutics, Inc.............................  14,671      617,062
 #*  Arrhythmia Research Technology, Inc.................   1,200        8,076

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
  Health Care -- (Continued)
  #*  Baxano Surgical, Inc.............................     5,997 $     3,178
  #*  BioScrip, Inc....................................    36,570     273,909
  *   BioTelemetry, Inc................................     5,328      38,362
  *   Boston Scientific Corp........................... 1,204,199  15,389,663
  *   Cambrex Corp.....................................    43,567     917,957
  #*  Capital Senior Living Corp.......................    54,559   1,344,334
  *   CareFusion Corp..................................   207,163   9,071,668
  #*  Celldex Therapeutics, Inc........................     4,759      62,295
      Cigna Corp.......................................    42,954   3,867,578
  *   Community Health Systems, Inc....................   105,314   5,023,478
      CONMED Corp......................................    43,239   1,686,321
      Cooper Cos., Inc. (The)..........................    13,956   2,245,241
  *   Cross Country Healthcare, Inc....................    28,968     208,280
  #   CryoLife, Inc....................................    17,502     172,395
  #*  Cumberland Pharmaceuticals, Inc..................    23,319     108,200
  *   Cutera, Inc......................................    23,864     235,060
  #*  Cynosure, Inc. Class A...........................    34,622     787,304
      Daxor Corp.......................................       545       3,826
      Digirad Corp.....................................    29,111      96,066
  #*  Emergent Biosolutions, Inc.......................     8,678     190,916
  *   Endo International P.L.C.........................    54,588   3,661,763
  *   Enzo Biochem, Inc................................    47,997     230,386
  *   Exactech, Inc....................................     3,390      77,089
  *   Express Scripts Holding Co.......................   493,239  34,354,096
  *   Five Star Quality Care, Inc......................    28,953     132,315
  *   Gentiva Health Services, Inc.....................    31,640     572,684
  *   Greatbatch, Inc..................................    41,672   2,063,181
  #*  Hanger, Inc......................................    16,897     534,790
  #*  Harvard Apparatus Regenerative Technology, Inc...     8,026      58,911
  *   Harvard Bioscience, Inc..........................    32,107     148,334
  *   Health Net, Inc..................................    44,958   1,851,820
  #*  Healthways, Inc..................................    46,297     800,475
  *   Hologic, Inc.....................................   305,036   7,952,289
      Humana, Inc......................................   236,814  27,861,167
  #*  Impax Laboratories, Inc..........................     4,700     109,933
      Invacare Corp....................................    30,851     461,839
      Kewaunee Scientific Corp.........................     1,631      29,391
      Kindred Healthcare, Inc..........................    59,114   1,412,825
  #*  Lannett Co., Inc.................................     3,649     122,643
      LeMaitre Vascular, Inc...........................     5,100      41,259
  #*  LHC Group, Inc...................................     1,418      33,295
  *   LifePoint Hospitals, Inc.........................    82,208   5,895,958
  *   Magellan Health, Inc.............................    17,899   1,030,982
  #*  MedAssets, Inc...................................    44,682     949,046
  o*  MedCath Corp.....................................    29,240          --
  *   Medical Action Industries, Inc...................    24,509     338,224
  *   Merit Medical Systems, Inc.......................    13,395     171,992
  *   Misonix, Inc.....................................     4,083      27,234
  #*  Molina Healthcare, Inc...........................    24,941   1,018,840
  #   National Healthcare Corp.........................     6,484     356,361
  *   Natus Medical, Inc...............................    15,698     451,631
  *   NuVasive, Inc....................................     2,045      76,442
      Omnicare, Inc....................................   197,388  12,336,750

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                     SHARES      VALUE+
                                                    --------- ------------
     Health Care -- (Continued)
     *   Omnicell, Inc.............................    35,405 $    970,097
     *   PDI, Inc..................................    14,978       54,969
         PerkinElmer, Inc..........................    76,500    3,535,830
         Pfizer, Inc............................... 3,950,849  113,389,366
     *   PharMerica Corp...........................    33,305      898,902
     *   Prestige Brands Holdings, Inc.............   111,489    3,433,861
     #*  Repligen Corp.............................    21,271      446,053
     #*  RTI Surgical, Inc.........................    73,086      334,003
     #*  Sciclone Pharmaceuticals, Inc.............    13,028       62,795
         Select Medical Holdings Corp..............    42,204      655,850
     #*  Skilled Healthcare Group, Inc. Class A....     9,380       55,811
     *   SunLink Health Systems, Inc...............     1,750        2,083
     #*  SurModics, Inc............................     5,593      106,211
     *   Symmetry Medical, Inc.....................    77,051      678,819
     #   Teleflex, Inc.............................    37,223    4,010,406
         Thermo Fisher Scientific, Inc.............   499,520   60,691,680
     *   Triple-S Management Corp. Class B.........    20,684      357,420
         UnitedHealth Group, Inc...................    89,716    7,271,482
     #   Universal American Corp...................    84,328      669,564
     *   VCA, Inc..................................    69,140    2,578,231
     *   WellCare Health Plans, Inc................    18,375    1,146,233
         WellPoint, Inc............................   504,640   55,414,518
     #*  Wright Medical Group, Inc.................    32,357      997,243
         Zoetis, Inc...............................   805,208   26,499,395
                                                              ------------
     Total Health Care.............................            490,537,165
                                                              ------------
     Industrials -- (13.1%)
     #   AAR Corp..................................    32,906      885,171
         ABM Industries, Inc.......................    64,500    1,587,345
     #   Aceto Corp................................    31,686      531,057
     #   Acme United Corp..........................     1,030       17,510
         Actuant Corp. Class A.....................    44,986    1,452,148
     #*  Adept Technology, Inc.....................    20,476      186,332
     #   ADT Corp. (The)...........................   197,193    6,862,316
     #*  AECOM Technology Corp.....................    23,177      786,859
     #*  Aegion Corp...............................    83,805    1,919,973
     #*  Aerovironment, Inc........................    35,065    1,104,197
         AGCO Corp.................................    58,973    2,872,575
     *   Air Transport Services Group, Inc.........     6,308       48,382
         Alamo Group, Inc..........................    22,751    1,081,355
         Alaska Air Group, Inc.....................   105,252    4,627,930
         Albany International Corp. Class A........    20,551      736,548
         Allegion P.L.C............................    71,036    3,653,381
         Alliant Techsystems, Inc..................    38,805    5,041,934
     o*  Allied Defense Group, Inc.................     2,645          212
         AMERCO....................................    29,431    7,745,062
     #*  Ameresco, Inc. Class A....................       981        7,377
     #   American Railcar Industries, Inc..........    20,003    1,368,605
     #*  AMREP Corp................................     1,159        6,629
     #   Apogee Enterprises, Inc...................    36,374    1,180,336
         ArcBest Corp..............................    12,135      385,044
         Argan, Inc................................        21          712
         Astec Industries, Inc.....................    22,925      891,095

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
 Industrials -- (Continued)
 #*  Atlas Air Worldwide Holdings, Inc...................    36,746 $ 1,257,448
 *   Avis Budget Group, Inc..............................    94,608   5,316,024
 #   Baltic Trading, Ltd.................................        40         204
 #   Barnes Group, Inc...................................    36,400   1,246,700
 #   Barrett Business Services, Inc......................    12,955     739,471
 #*  BlueLinx Holdings, Inc..............................    17,052      19,610
     Brady Corp. Class A.................................    38,500   1,006,775
 #   Briggs & Stratton Corp..............................    41,033     752,135
 #*  Builders FirstSource, Inc...........................    12,182      72,361
 *   CAI International, Inc..............................    17,082     326,095
 #*  Casella Waste Systems, Inc. Class A.................     9,162      43,245
 #*  CBIZ, Inc...........................................    38,149     311,296
     CDI Corp............................................    39,837     552,539
 #   Ceco Environmental Corp.............................     3,773      51,237
     Celadon Group, Inc..................................    24,642     523,396
     Chicago Rivet & Machine Co..........................       700      23,576
     CIRCOR International, Inc...........................     6,849     492,238
     Columbus McKinnon Corp..............................    17,542     407,851
     Comfort Systems USA, Inc............................    44,560     663,944
     Compx International, Inc............................       500       5,257
     Courier Corp........................................     8,245     107,597
 #   Covanta Holding Corp................................    94,292   1,925,443
 *   Covenant Transportation Group, Inc. Class A.........     7,080      84,181
 *   CPI Aerostructures, Inc.............................     4,626      54,818
 *   CRA International, Inc..............................     7,613     181,798
     CSX Corp............................................ 1,242,950  37,189,064
     Curtiss-Wright Corp.................................    46,353   2,943,879
 #*  DigitalGlobe, Inc...................................    21,971     574,542
     Douglas Dynamics, Inc...............................    30,234     504,908
 *   Ducommun, Inc.......................................    16,645     460,234
 *   Dycom Industries, Inc...............................    39,867   1,121,060
 #   Dynamic Materials Corp..............................     1,436      29,409
     Eastern Co. (The)...................................    10,193     164,719
     Eaton Corp. P.L.C...................................    78,508   5,332,263
     Ecology and Environment, Inc. Class A...............       900       9,324
     EMCOR Group, Inc....................................    50,540   2,068,602
     Encore Wire Corp....................................    19,966     837,374
 #*  Energy Recovery, Inc................................     1,783       7,988
 #   EnerSys.............................................    43,239   2,742,650
 #*  Engility Holdings, Inc..............................     7,988     276,065
     Ennis, Inc..........................................    48,483     687,489
 #*  EnPro Industries, Inc...............................    17,635   1,206,587
     ESCO Technologies, Inc..............................    17,601     590,514
     Espey Manufacturing & Electronics Corp..............     1,671      41,065
 *   Esterline Technologies Corp.........................    44,968   4,881,276
     Exelis, Inc.........................................    73,253   1,233,581
     Federal Signal Corp.................................    65,358     945,077
     FedEx Corp..........................................   142,324  20,904,549
     Fortune Brands Home & Security, Inc.................   149,626   5,654,367
 #*  Franklin Covey Co...................................     3,046      57,448
 #   FreightCar America, Inc.............................     9,404     202,938
 #*  FTI Consulting, Inc.................................    25,736     951,203
 #*  Furmanite Corp......................................    31,044     284,053

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
    G&K Services, Inc. Class A..........................    29,714 $  1,428,946
#   GATX Corp...........................................    65,445    4,057,590
#*  Gencor Industries, Inc..............................     8,766       94,497
#   General Cable Corp..................................     8,357      185,776
    General Dynamics Corp...............................    28,674    3,348,263
    General Electric Co................................. 5,154,411  129,633,437
*   Genesee & Wyoming, Inc. Class A.....................     1,200      119,676
*   Gibraltar Industries, Inc...........................    42,111      618,611
*   GP Strategies Corp..................................    18,583      505,643
#   Granite Construction, Inc...........................    27,179      884,676
*   Great Lakes Dredge & Dock Corp......................    69,820      504,100
#   Greenbrier Cos., Inc. (The).........................    22,451    1,446,967
#   Griffon Corp........................................    67,323      725,069
*   H&E Equipment Services, Inc.........................    59,629    2,157,377
    Hardinge, Inc.......................................    19,132      228,245
    Harsco Corp.........................................    54,094    1,366,955
#*  Hawaiian Holdings, Inc..............................    18,070      251,715
    Heidrick & Struggles International, Inc.............    18,234      340,429
*   Hertz Global Holdings, Inc..........................   278,411    7,856,758
*   Hill International, Inc.............................    27,154      130,611
*   Hudson Global, Inc..................................    15,880       61,138
    Huntington Ingalls Industries, Inc..................    47,666    4,333,793
    Hurco Cos., Inc.....................................     7,910      253,990
*   Huron Consulting Group, Inc.........................     4,001      241,820
    Hyster-Yale Materials Handling, Inc.................    12,246      980,905
*   ICF International, Inc..............................    31,660    1,094,486
    Ingersoll-Rand P.L.C................................   213,109   12,528,678
    Insteel Industries, Inc.............................    17,578      322,556
#   International Shipholding Corp......................    11,354      240,705
#   Intersections, Inc..................................    26,279       96,970
#*  JetBlue Airways Corp................................   324,893    3,482,853
    Kadant, Inc.........................................     5,786      220,678
    KAR Auction Services, Inc...........................    18,100      530,511
    KBR, Inc............................................     3,600       74,376
    Kelly Services, Inc. Class A........................    41,722      665,049
    Kennametal, Inc.....................................     1,000       42,280
*   Key Technology, Inc.................................     3,199       41,715
    Kimball International, Inc. Class B.................    31,258      492,939
    Knightsbridge Tankers, Ltd..........................    14,861      169,415
*   Korn/Ferry International............................    33,148      975,214
*   Kratos Defense & Security Solutions, Inc............     2,711       19,790
    L-3 Communications Holdings, Inc....................   100,470   10,545,331
*   Lawson Products, Inc................................     8,847      167,208
#*  Layne Christensen Co................................    31,561      342,437
#   LB Foster Co. Class A...............................     6,682      311,715
#*  LMI Aerospace, Inc..................................    13,807      180,734
    LS Starrett Co. (The) Class A.......................     4,097       61,209
#   LSI Industries, Inc.................................    27,715      197,885
*   Lydall, Inc.........................................    14,605      368,484
    Manpowergroup, Inc..................................    22,886    1,782,591
    Marten Transport, Ltd...............................    47,782      967,108
    Matson, Inc.........................................    62,316    1,679,416
#   McGrath RentCorp....................................    17,552      606,422

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Industrials -- (Continued)
   #*  Metalico, Inc....................................  27,024 $    40,266
   *   Mfri, Inc........................................   8,900      97,989
       Miller Industries, Inc...........................  20,099     385,700
       Mobile Mini, Inc.................................  54,461   2,056,447
   *   Moog, Inc. Class A...............................  35,339   2,333,081
       Mueller Industries, Inc..........................  30,912     860,281
       Mueller Water Products, Inc. Class A............. 185,957   1,441,167
   #   Multi-Color Corp.................................     308      12,126
   *   MYR Group, Inc...................................  19,582     485,829
   #   National Presto Industries, Inc..................     571      36,601
   *   Navigant Consulting, Inc.........................  12,297     200,687
   #   NL Industries, Inc...............................  51,251     445,884
       NN, Inc..........................................  18,396     533,484
       Norfolk Southern Corp............................ 545,229  55,427,980
       Northrop Grumman Corp............................ 337,038  41,546,674
   *   Northwest Pipe Co................................   8,801     315,516
   #*  NOW, Inc.........................................  62,737   2,019,504
   #*  Ocean Power Technologies, Inc....................   8,400      11,592
   *   On Assignment, Inc...............................  53,951   1,457,216
   *   Orbital Sciences Corp............................  39,656   1,017,970
   #*  Orion Energy Systems, Inc........................   1,043       4,391
       Oshkosh Corp.....................................  14,466     668,619
       Owens Corning.................................... 149,300   5,083,665
   *   PAM Transportation Services, Inc.................  19,428     675,317
       Pentair P.L.C.................................... 117,934   7,556,031
   *   Pike Corp........................................  22,013     177,425
       Powell Industries, Inc...........................   7,529     439,769
   #*  PowerSecure International, Inc...................  19,459     191,282
   #   Providence and Worcester Railroad Co.............     850      14,866
       Quad/Graphics, Inc...............................   2,390      50,477
       Quanex Building Products Corp....................  21,431     366,256
   *   Quanta Services, Inc............................. 168,307   5,636,601
       Raytheon Co......................................  96,954   8,800,515
   *   RCM Technologies, Inc............................  20,293     136,166
       Regal-Beloit Corp................................  16,070   1,129,560
   *   Republic Airways Holdings, Inc...................  48,736     484,436
       Republic Services, Inc........................... 429,755  16,300,607
       Resources Connection, Inc........................  25,955     391,920
   #*  Roadrunner Transportation Systems, Inc...........     879      22,098
   #*  Rush Enterprises, Inc. Class A...................  32,603   1,148,604
   #*  Rush Enterprises, Inc. Class B...................  18,522     572,330
       Ryder System, Inc................................  89,844   7,738,264
   *   Saia, Inc........................................   8,925     407,426
       SIFCO Industries, Inc............................   6,623     185,378
       SkyWest, Inc.....................................  38,506     411,629
   *   SL Industries, Inc...............................     300      10,854
       Southwest Airlines Co............................ 645,761  18,262,121
   *   Sparton Corp.....................................   9,132     252,408
       SPX Corp.........................................  12,803   1,269,161
   #*  Standard Register Co. (The)......................   6,086      33,169
       Standex International Corp.......................  22,341   1,473,389
       Stanley Black & Decker, Inc...................... 154,919  13,547,667
       Steelcase, Inc. Class A..........................  55,469     837,582

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                         ------- ------------
   Industrials -- (Continued)
   *   Sterling Construction Co., Inc...................  18,633 $    165,275
   *   Supreme Industries, Inc. Class A.................   1,433        9,773
   #   TAL International Group, Inc.....................  24,053    1,063,143
   *   Tecumseh Products Co.............................  14,000       68,180
   #   Terex Corp.......................................  27,578      951,717
       Tetra Tech, Inc..................................  45,222    1,097,990
   #*  Titan Machinery, Inc.............................   2,883       42,265
   *   TRC Cos., Inc....................................  28,708      144,401
       Trinity Industries, Inc.......................... 183,814    8,021,643
   #   Triumph Group, Inc...............................  57,456    3,639,838
   *   Tutor Perini Corp................................  33,844      921,572
   #   Twin Disc, Inc...................................     900       25,956
       Tyco International, Ltd.......................... 240,619   10,382,710
   *   Ultralife Corp...................................  10,710       38,663
       UniFirst Corp....................................  18,705    1,818,313
       Union Pacific Corp............................... 888,128   87,311,864
   #   United Stationers, Inc...........................  24,021      926,730
   #   Universal Forest Products, Inc...................  31,800    1,392,204
       URS Corp.........................................  84,698    4,850,654
   #*  USA Truck, Inc...................................  15,105      279,442
   #*  UTi Worldwide, Inc...............................  16,157      152,845
   #*  Veritiv Corp.....................................   9,437      376,725
   *   Versar, Inc......................................   5,526       17,573
       Viad Corp........................................  27,114      575,359
   *   Virco Manufacturing Corp.........................  12,601       32,763
       VSE Corp.........................................     305       18,169
       Waste Connections, Inc...........................   2,800      132,552
   #   Watts Water Technologies, Inc. Class A...........  53,615    3,134,333
   #   Werner Enterprises, Inc..........................  34,105      838,301
   *   Wesco Aircraft Holdings, Inc.....................   6,228      118,021
   #*  WESCO International, Inc.........................  11,687      917,313
   *   Willdan Group, Inc...............................   1,000        7,720
   *   Willis Lease Finance Corp........................   6,713      152,922
   #*  XPO Logistics, Inc...............................  12,216      377,352
                                                                 ------------
   Total Industrials....................................          688,023,552
                                                                 ------------
   Information Technology -- (6.6%)
       Activision Blizzard, Inc......................... 982,162   21,980,786
   *   Acxiom Corp......................................   7,769      142,328
   *   Advanced Energy Industries, Inc..................  47,985      807,108
   *   Agilysys, Inc....................................  16,899      222,222
   #*  Alpha & Omega Semiconductor, Ltd.................     419        3,834
   *   Amtech Systems, Inc..............................   8,571       83,824
   #*  ANADIGICS, Inc...................................  33,721       26,977
   *   AOL, Inc......................................... 105,592    4,070,572
   *   ARRIS Group, Inc................................. 140,787    4,810,692
   *   Arrow Electronics, Inc........................... 182,170   10,556,752
   #*  Ascent Solar Technologies, Inc...................   1,951          683
       Astro-Med, Inc...................................   6,285       84,282
   *   Aviat Networks, Inc..............................  44,931       58,410
       Avnet, Inc....................................... 139,400    5,900,802
       AVX Corp......................................... 172,540    2,346,544
   #   Aware, Inc.......................................  14,326       61,459

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
  Information Technology -- (Continued)
  *   Axcelis Technologies, Inc........................    17,951 $    31,414
  *   AXT, Inc.........................................    20,506      44,088
  *   Bankrate, Inc....................................     4,453      75,078
      Bel Fuse, Inc. Class A...........................     4,174      96,294
      Bel Fuse, Inc. Class B...........................    18,286     432,281
  *   Benchmark Electronics, Inc.......................    93,903   2,267,757
      Black Box Corp...................................    26,448     547,474
  *   Blackhawk Network Holdings, Inc. Class B.........    25,926     723,076
  #*  Blucora, Inc.....................................    81,156   1,385,333
      Brocade Communications Systems, Inc..............   461,513   4,250,535
      Brooks Automation, Inc...........................    50,847     517,622
  *   Bsquare Corp.....................................     4,065      12,398
  *   BTU International, Inc...........................     1,600       5,344
  #*  CACI International, Inc. Class A.................    24,830   1,713,022
  *   Calix, Inc.......................................    16,027     148,891
  *   Cascade Microtech, Inc...........................    24,071     266,225
  *   Ceva, Inc........................................     3,580      50,943
  *   Checkpoint Systems, Inc..........................    27,235     333,356
  *   CIBER, Inc.......................................    85,855     299,634
      Cisco Systems, Inc...............................   131,037   3,306,064
      Cohu, Inc........................................    40,815     455,087
      Communications Systems, Inc......................    12,612     139,236
      Computer Sciences Corp...........................   205,559  12,824,826
      Comtech Telecommunications Corp..................    15,569     526,232
      Concurrent Computer Corp.........................    13,740     102,363
  #   Convergys Corp...................................   197,364   3,826,888
  *   CoreLogic, Inc...................................    96,545   2,626,024
      Corning, Inc..................................... 1,201,485  23,609,180
  #*  Cray, Inc........................................    12,866     341,206
      CSP, Inc.........................................     2,414      18,298
      CTS Corp.........................................    66,936   1,164,017
  #*  CyberOptics Corp.................................     9,134      75,264
  *   Datalink Corp....................................     1,412      15,956
  #*  Dataram Corp.....................................     1,257       3,809
  *   Digi International, Inc..........................    31,089     256,795
  *   Digital River, Inc...............................    22,145     316,452
  *   Diodes, Inc......................................     4,709     120,080
  *   DSP Group, Inc...................................    46,713     414,344
  #   EarthLink Holdings Corp..........................    83,735     329,916
  *   EchoStar Corp. Class A...........................    23,551   1,194,036
  *   Edgewater Technology, Inc........................    13,603      83,114
  #   Electro Rent Corp................................    40,561     618,555
  #   Electro Scientific Industries, Inc...............    36,298     217,062
  *   Electronics for Imaging, Inc.....................    58,110   2,560,908
  #*  Emcore Corp......................................       744       3,021
  #*  Emulex Corp......................................    52,269     307,342
  *   EnerNOC, Inc.....................................    13,197     236,490
  *   Entegris, Inc....................................       300       3,447
  *   Entropic Communications, Inc.....................     3,600      10,044
      EPIQ Systems, Inc................................    23,453     338,192
  *   ePlus, Inc.......................................     8,745     478,264
  #*  Euronet Worldwide, Inc...........................    23,278   1,164,831
  #*  Exar Corp........................................    51,341     494,414

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Information Technology -- (Continued)
   #*  Fabrinet.........................................   4,055 $    75,423
   #*  Fairchild Semiconductor International, Inc....... 118,008   1,796,082
       Fidelity National Information Services, Inc...... 151,857   8,564,735
   #*  Finisar Corp.....................................  61,526   1,213,908
   #*  First Solar, Inc.................................  28,266   1,783,867
   *   FormFactor, Inc..................................  30,568     206,334
   *   Frequency Electronics, Inc.......................  16,953     193,942
   *   GSE Systems, Inc.................................  17,638      29,103
   *   GSI Technology, Inc..............................   9,236      59,110
       Hackett Group, Inc. (The)........................  53,321     319,926
   *   Harmonic, Inc....................................  35,712     214,272
       Hewlett-Packard Co............................... 718,074  25,570,615
   *   Hutchinson Technology, Inc.......................  22,425      49,784
       IAC/InterActiveCorp.............................. 125,298   8,420,026
   #*  ID Systems, Inc..................................  17,291      98,905
   *   Identiv, Inc.....................................   1,017      11,187
   *   Imation Corp.....................................  28,996      93,367
   *   Ingram Micro, Inc. Class A....................... 277,679   7,969,387
   *   Insight Enterprises, Inc.........................  42,100   1,105,967
   *   Integrated Device Technology, Inc................ 177,893   2,554,543
       Integrated Silicon Solution, Inc.................  42,178     616,642
   #   Intel Corp....................................... 176,618   5,985,584
   #*  Internap Network Services Corp...................  32,386     233,503
   *   International Rectifier Corp.....................  79,000   1,962,360
   *   Interphase Corp..................................   2,999      11,126
       Intersil Corp. Class A........................... 119,798   1,537,008
   #*  Intevac, Inc.....................................   7,954      50,428
   *   IntraLinks Holdings, Inc.........................   3,070      24,621
   *   IntriCon Corp....................................   2,835      19,080
   #*  Itron, Inc.......................................  33,397   1,201,624
       IXYS Corp........................................   3,055      34,888
   *   Juniper Networks, Inc............................ 212,100   4,992,834
   *   Kemet Corp.......................................   2,700      13,311
   *   Key Tronic Corp..................................  17,623     186,804
   *   Kulicke & Soffa Industries, Inc..................  71,688     976,391
   #*  KVH Industries, Inc..............................  35,149     457,289
   *   Lattice Semiconductor Corp....................... 108,469     741,928
       Leidos Holdings, Inc.............................  10,850     400,799
   #   Lexmark International, Inc. Class A..............  35,849   1,721,827
   #*  Limelight Networks, Inc..........................  18,463      47,450
   #   ManTech International Corp. Class A..............  12,385     334,395
       Marchex, Inc. Class B............................  32,883     361,713
       Marvell Technology Group, Ltd.................... 166,418   2,220,016
   *   Maxwell Technologies, Inc........................   2,521      27,428
   *   Measurement Specialties, Inc.....................     251      21,583
       Mentor Graphics Corp.............................  35,620     703,495
   *   Mercury Systems, Inc.............................   2,055      22,708
       Methode Electronics, Inc.........................  79,272   2,535,119
   *   Micron Technology, Inc........................... 758,908  23,184,639
       MKS Instruments, Inc.............................  61,200   1,944,936
       MOCON, Inc.......................................     700      10,850
   #*  ModusLink Global Solutions, Inc..................  68,955     257,202
   #*  Nanometrics, Inc.................................  13,265     206,403

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
    Information Technology -- (Continued)
    *   NCI, Inc. Class A................................     686 $    6,160
    *   NETGEAR, Inc.....................................     428     13,401
    *   Newport Corp.....................................  64,756  1,120,926
    #*  Novatel Wireless, Inc............................  22,113     41,572
    #*  OmniVision Technologies, Inc.....................  37,132    831,757
    #*  Oplink Communications, Inc.......................  38,456    732,971
        Optical Cable Corp...............................  10,793     46,518
    *   PAR Technology Corp..............................  22,705     88,550
        Park Electrochemical Corp........................   1,642     46,239
        PC Connection, Inc...............................  39,267    802,225
        PC-Tel, Inc......................................  33,870    255,380
    *   PCM, Inc.........................................  10,471    103,663
        Perceptron, Inc..................................   8,428     94,815
    *   Pericom Semiconductor Corp.......................  37,284    329,218
    #*  Photronics, Inc..................................  79,712    635,305
    *   Planar Systems, Inc..............................   3,449      9,347
    *   Plexus Corp......................................  10,626    417,921
    *   PMC-Sierra, Inc.................................. 102,988    693,109
    *   Polycom, Inc.....................................  36,977    474,045
    *   Qualstar Corp....................................  12,400     16,244
    *   Qumu Corp........................................     800     10,520
    #*  Radisys Corp.....................................   9,762     31,629
    *   Rambus, Inc......................................   1,069     12,304
    *   RealNetworks, Inc................................  30,402    228,623
        Reis, Inc........................................  13,511    291,973
    #   RF Industries, Ltd...............................   2,823     14,962
    #   Richardson Electronics, Ltd......................  24,525    244,514
    #*  Rofin-Sinar Technologies, Inc....................   4,978    108,670
    *   Rogers Corp......................................   7,543    432,666
    *   Rosetta Stone, Inc...............................   1,466     14,132
    #*  Rovi Corp........................................  19,000    444,030
    #*  Rudolph Technologies, Inc........................  45,996    423,623
        SanDisk Corp.....................................  13,097  1,201,126
    *   Sanmina Corp.....................................  39,846    928,013
    *   ScanSource, Inc..................................  14,745    528,018
    #   Science Applications International Corp..........   6,199    258,932
    *   Seachange International, Inc.....................  39,044    292,440
    *   ShoreTel, Inc....................................   3,200     19,776
    *   Sigma Designs, Inc...............................  11,784     49,964
    #*  Smith Micro Software, Inc........................     500        530
    *   SMTC Corp........................................   1,200      2,292
    *   Sonus Networks, Inc..............................  33,110    116,878
    #*  Spansion, Inc. Class A...........................  21,173    401,652
    #*  Speed Commerce, Inc..............................     336      1,045
    *   SS&C Technologies Holdings, Inc..................  25,793  1,117,095
    *   StarTek, Inc.....................................  27,060    192,397
    #*  SunEdison, Inc................................... 154,224  3,084,480
    #*  SunPower Corp....................................  18,322    672,967
    *   Super Micro Computer, Inc........................   5,886    154,037
    *   support.com, Inc.................................  25,400     60,452
    *   Sykes Enterprises, Inc...........................  20,292    420,044
    #*  SYNNEX Corp......................................  55,900  3,605,550
    *   Tech Data Corp...................................  82,952  5,208,556

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Information Technology -- (Continued)
  *   TeleCommunication Systems, Inc. Class A..........    54,047 $    170,248
  *   Telenav, Inc.....................................     9,865       49,029
  #   Teradyne, Inc....................................    26,789      488,096
  #   Tessco Technologies, Inc.........................     8,689      265,015
      Tessera Technologies, Inc........................    48,635    1,235,815
      TheStreet, Inc...................................    35,273       85,713
  *   TriQuint Semiconductor, Inc......................    59,493    1,069,684
  *   TSR, Inc.........................................       550        1,722
  #*  TTM Technologies, Inc............................    62,635      470,389
      United Online, Inc...............................    17,780      190,424
  #*  Veeco Instruments, Inc...........................    15,978      554,596
  #*  Viasystems Group, Inc............................    11,376      111,371
  *   Vicon Industries, Inc............................     5,787       13,339
  *   Video Display Corp...............................       600        1,908
  *   Virtusa Corp.....................................    30,064      940,402
  #   Vishay Intertechnology, Inc......................   228,349    3,363,581
  *   Vishay Precision Group, Inc......................    24,277      350,317
  *   Westell Technologies, Inc. Class A...............    16,329       28,249
      Western Digital Corp.............................   212,781   21,241,927
  *   Xcerra Corp......................................    20,165      188,543
      Xerox Corp....................................... 1,188,277   15,756,553
  *   XO Group, Inc....................................     6,284       70,192
  *   Yahoo!, Inc...................................... 1,048,770   37,556,454
  *   Zynga, Inc. Class A..............................   170,882      498,975
                                                                  ------------
  Total Information Technology.........................            347,952,062
                                                                  ------------
  Materials -- (3.1%)
      A Schulman, Inc..................................    32,960    1,309,830
      Alcoa, Inc.......................................   888,828   14,567,891
      Allegheny Technologies, Inc......................    22,777      857,554
  #*  AM Castle & Co...................................    36,370      301,144
  #   Ampco-Pittsburgh Corp............................     4,007       80,821
      Ashland, Inc.....................................   112,560   11,779,404
      Axiall Corp......................................    26,423    1,131,697
      Bemis Co., Inc...................................    24,092      939,829
      Cabot Corp.......................................    46,280    2,424,609
  *   Century Aluminum Co..............................    15,822      297,454
  #*  Chemtura Corp....................................    49,368    1,148,300
  *   Clearwater Paper Corp............................    16,822    1,137,167
  #   Cliffs Natural Resources, Inc....................    35,738      623,628
  *   Coeur Mining, Inc................................   128,160      999,648
      Commercial Metals Co.............................    85,208    1,468,986
  *   Continental Materials Corp.......................       100        1,680
  *   Core Molding Technologies, Inc...................    11,847      156,973
      Cytec Industries, Inc............................    64,700    6,524,995
      Domtar Corp......................................    61,834    2,221,077
      Dow Chemical Co. (The)...........................    14,000      714,980
  *   Ferro Corp.......................................    42,247      529,777
      Freeport-McMoRan, Inc............................   147,916    5,505,434
      Friedman Industries, Inc.........................    16,110      140,479
  #   FutureFuel Corp..................................     6,104       96,199
  *   Graphic Packaging Holding Co.....................   154,000    1,848,000
      Greif, Inc. Class A..............................     4,885      245,129

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                         ------- ------------
   Materials -- (Continued)
   *   Headwaters, Inc..................................  23,663 $    252,957
   #   Hecla Mining Co.................................. 203,366      642,637
   #*  Horsehead Holding Corp...........................  49,015      918,051
       Huntsman Corp....................................  50,242    1,308,804
       International Paper Co........................... 493,615   23,446,712
   #   Kaiser Aluminum Corp.............................  27,181    2,098,917
   *   KapStone Paper and Packaging Corp................  80,984    2,408,464
   *   Kraton Performance Polymers, Inc.................   5,435      112,015
   #   Kronos Worldwide, Inc............................   4,331       64,575
   #*  Landec Corp......................................  37,056      452,454
   #*  Louisiana-Pacific Corp........................... 173,457    2,348,608
       LyondellBasell Industries NV Class A.............  71,793    7,628,006
       Martin Marietta Materials, Inc...................  23,633    2,935,928
       Materion Corp....................................  18,497      597,638
       MeadWestvaco Corp................................ 188,451    7,877,252
   *   Mercer International, Inc........................  21,725      216,381
       Minerals Technologies, Inc.......................  34,280    1,990,640
       Myers Industries, Inc............................  64,720    1,196,026
       Neenah Paper, Inc................................   7,684      381,280
   *   Northern Technologies International Corp.........   3,035       61,610
       Nucor Corp.......................................  83,945    4,215,718
   #   Olin Corp........................................  62,261    1,654,275
   #   Olympic Steel, Inc...............................   9,986      218,993
   #   OM Group, Inc....................................  42,299    1,195,793
   *   Penford Corp.....................................  26,122      320,778
       PH Glatfelter Co.................................  50,600    1,204,280
   #   PolyOne Corp.....................................   8,983      340,905
       Reliance Steel & Aluminum Co.....................  93,801    6,401,918
   *   Resolute Forest Products, Inc....................   1,817       27,964
       Rock-Tenn Co. Class A............................  26,305    2,615,506
   *   RTI International Metals, Inc....................  50,032    1,243,796
   #   Schnitzer Steel Industries, Inc. Class A.........  14,397      384,544
       Sensient Technologies Corp.......................  38,101    2,000,302
       Steel Dynamics, Inc..............................  94,919    2,013,232
   #*  Stillwater Mining Co.............................  59,549    1,065,927
   *   SunCoke Energy, Inc..............................  62,210    1,420,254
   #   Synalloy Corp....................................   5,144       86,111
       Tredegar Corp....................................  40,177      785,059
       Tronox, Ltd. Class A.............................   1,600       42,464
   #*  Universal Stainless & Alloy Products, Inc........   9,093      262,151
       Vulcan Materials Co..............................  58,246    3,677,070
       Wausau Paper Corp................................  13,070      131,615
       Westlake Chemical Corp........................... 158,152   13,820,903
       Worthington Industries, Inc......................  47,320    1,809,990
                                                                 ------------
   Total Materials......................................          160,931,188
                                                                 ------------
   Other -- (0.0%)
   o*  Gerber Scientific, Inc. Escrow Shares............  47,409           --

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Other -- (Continued)
o*   Petrocorp, Inc. Escrow Shares....................       900 $           --
                                                                 --------------
Total Other...........................................                       --
                                                                 --------------
Real Estate Investment Trusts -- (0.0%)
     Geo Group, Inc. (The)............................     5,052        173,839
                                                                 --------------
Telecommunication Services -- (4.2%)
     AT&T, Inc........................................ 4,065,906    144,705,595
#    Atlantic Tele-Network, Inc.......................        84          4,915
#    CenturyLink, Inc.................................   510,163     20,018,796
#    Frontier Communications Corp.....................   696,949      4,565,016
*    General Communication, Inc. Class A..............    45,867        506,372
#*   Iridium Communications, Inc......................    14,800        121,064
     Lumos Networks Corp..............................       500          7,670
#*   ORBCOMM, Inc.....................................    44,499        279,454
#*   Premiere Global Services, Inc....................     2,000         26,200
#    Shenandoah Telecommunications Co.................     3,026         83,850
     Spok Holdings, Inc...............................    12,522        187,454
*    Sprint Corp......................................   824,326      6,058,796
*    T-Mobile US, Inc.................................   113,786      3,748,111
     Telephone & Data Systems, Inc....................   154,629      3,865,725
#*   United States Cellular Corp......................    33,568      1,312,173
     Verizon Communications, Inc......................   644,888     32,515,253
*    Vonage Holdings Corp.............................    85,934        299,050
                                                                 --------------
Total Telecommunication Services......................              218,305,494
                                                                 --------------
Utilities -- (0.3%)
*    Calpine Corp.....................................    62,921      1,386,778
     Consolidated Water Co., Ltd......................     6,656         69,156
#*   Genie Energy, Ltd. Class B.......................     5,000         34,650
     NRG Energy, Inc..................................   367,799     11,387,057
#    Ormat Technologies, Inc..........................    20,134        519,256
     SJW Corp.........................................     6,569        176,115
     UGI Corp.........................................    52,659      2,556,068
                                                                 --------------
Total Utilities.......................................               16,129,080
                                                                 --------------
TOTAL COMMON STOCKS...................................            4,960,143,417
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
o*   Leap Wireless International, Inc. Contingent
       Value Rights...................................     8,393         21,150
o#*  Magnum Hunter Resources Corp. Warrants 04/15/16..     8,220             --

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                    SHARES        VALUE+
                                                   ---------- --------------
    o#*   Unity Bancorp, Inc. Rights 08/08/14.....      3,306 $          232
                                                              --------------
    TOTAL RIGHTS/WARRANTS.........................                    21,382
                                                              --------------
    TEMPORARY CASH INVESTMENTS -- (0.2%)
          State Street Institutional Liquid
            Reserves, 0.068%...................... 13,008,390     13,008,390
                                                              --------------

                                                    SHARES/
                                                     FACE
                                                    AMOUNT
                                                     (000)
                                                   ----------
    SECURITIES LENDING COLLATERAL -- (4.9%)
    (S)@  DFA Short Term Investment Fund.......... 22,022,778    254,803,537
                                                              --------------
    TOTAL INVESTMENTS -- (100.0%)
      (Cost $2,994,378,783)^^.....................            $5,227,976,726
                                                              ==============

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary........ $  894,607,545           --   --    $  894,607,545
   Consumer Staples..............    348,686,611           --   --       348,686,611
   Energy........................    876,236,860           --   --       876,236,860
   Financials....................    918,532,352 $     27,669   --       918,560,021
   Health Care...................    490,537,165           --   --       490,537,165
   Industrials...................    688,023,340          212   --       688,023,552
   Information Technology........    347,952,062           --   --       347,952,062
   Materials.....................    160,931,188           --   --       160,931,188
   Other.........................             --           --   --                --
   Real Estate Investment Trusts.        173,839           --   --           173,839
   Telecommunication Services....    218,305,494           --   --       218,305,494
   Utilities.....................     16,129,080           --   --        16,129,080
Rights/Warrants..................             --       21,382   --            21,382
Temporary Cash Investments.......     13,008,390           --   --        13,008,390
Securities Lending Collateral....             --  254,803,537   --       254,803,537
                                  -------------- ------------   --    --------------
TOTAL............................ $4,973,123,926 $254,852,800   --    $5,227,976,726
                                  ============== ============   ==    ==============

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments
July 31, 2014 (Unaudited)
--------------------------------------------------------------------------------

Security Description                        Rate  Maturity Face Amount $ Fair Value $
--------------------                        ----  -------- ------------- ------------
CORPORATE BONDS - 2.0%
(r)Berkshire Hathaway, Inc................. 0.92% 08/15/14   86,165,000   86,163,880
(r)General Electric Capital Corp........... 0.49% 09/15/14   37,663,000   37,665,109
(r)General Electric Capital Corp........... 1.08% 05/28/15  100,000,000  100,699,300
(r)Toronto Dominion Bank NY................ 0.40% 05/01/15  130,527,000  130,681,413
(r)Toyota Motor Credit Corp................ 0.23% 08/04/14   12,000,000   12,000,000
(r)Toyota Motor Credit Corp................ 0.23% 01/14/15   90,000,000   89,992,260
                                                            -----------  -----------
TOTAL CORPORATE BONDS (Cost $457,288,962)..                 456,355,000  457,201,962
                                                            -----------  -----------
YANKEE BONDS - 1.3%
National Australia Bank Ltd................ 3.75% 03/02/15   50,000,000   50,956,150
(r)Rabobank Nederland NV NY................ 0.28% 02/25/15  100,000,000  100,005,000
(r)Rabobank Nederland NV NY................ 0.27% 03/16/15  100,000,000   99,992,900
(r)Royal Bank of Canada NY................. 0.94% 10/30/14   34,647,000   34,700,149
                                                            -----------  -----------
TOTAL YANKEE BONDS (Cost $285,708,935).....                 284,647,000  285,654,199
                                                            -----------  -----------
COMMERCIAL PAPER - 63.5%
(y)++ANZ National International Ltd........ 0.16% 08/07/14  100,000,000   99,999,220
(y)++ANZ National International Ltd........ 0.20% 10/16/14  100,000,000   99,963,140
(y)++ANZ National International Ltd........ 0.20% 11/07/14   49,450,000   49,423,346
(y)++ANZ National International Ltd........ 0.19% 11/26/14   95,250,000   95,184,954
(y)++ANZ National International Ltd........ 0.21% 01/07/15   93,000,000   92,906,451
(y)++ANZ National International Ltd........ 0.20% 01/20/15   80,000,000   79,909,400
(y)++ASB Finance Ltd. London............... 0.21% 08/26/14  100,000,000   99,993,070
(y)++Australia & New Zealand Banking Group. 0.12% 09/05/14    9,200,000    9,198,878
(y)++Bank Nederlandse Gemeenten NV......... 0.14% 08/05/14   90,000,000   89,999,100
(y)++Bank Nederlandse Gemeenten NV......... 0.16% 08/06/14  115,000,000  114,998,850
(y)++Bank Nederlandse Gemeenten NV......... 0.21% 08/07/14  100,000,000   99,999,000
(y)++Bank Nederlandse Gemeenten NV......... 0.18% 10/10/14   34,000,000   33,989,460
(y)++Bank Nederlandse Gemeenten NV......... 0.13% 10/24/14   70,000,000   69,972,700
(y)++Bank Nederlandse Gemeenten NV......... 0.20% 11/10/14  100,000,000   99,950,000
(y)++Bank Nederlandse Gemeenten NV......... 0.25% 11/21/14   50,000,000   49,971,000
(y)++Bank Nederlandse Gemeenten NV......... 0.19% 12/10/14  100,000,000   99,929,000
(y)Banque et Caisse d'Epargne de I'Etat.... 0.11% 08/01/14   75,000,000   74,999,858
(y)Banque et Caisse d'Epargne de I'Etat.... 0.11% 08/06/14   50,000,000   49,999,415
(y)Banque et Caisse d'Epargne de I'Etat.... 0.13% 08/11/14   50,000,000   49,998,855
(y)Banque et Caisse d'Epargne de I'Etat.... 0.15% 09/18/14   25,000,000   24,995,748
(y)Banque et Caisse d'Epargne de I'Etat.... 0.17% 10/01/14  100,000,000   99,975,720
(y)Banque et Caisse d'Epargne de I'Etat.... 0.18% 10/06/14  117,700,000  117,668,233
(y)Banque et Caisse d'Epargne de I'Etat.... 0.16% 10/14/14   80,000,000   79,975,000
(y)Banque et Caisse d'Epargne de I'Etat.... 0.18% 10/27/14  100,000,000   99,961,130
(y)Banque et Caisse d'Epargne de I'Etat.... 0.18% 11/24/14   54,000,000   53,966,072
(y)Banque et Caisse d'Epargne de I'Etat.... 0.21% 12/02/14   50,000,000   49,964,865
(y)++Basin Electric Power Cooperative...... 0.10% 10/27/14   10,000,000    9,995,400
(y)++Basin Electric Power Cooperative...... 0.17% 12/02/14   10,000,000    9,991,940
(y)++BNZ International Funding............. 0.16% 09/22/14   14,500,000   14,496,250
(y)++BNZ International Funding............. 0.15% 10/02/14  100,000,000   99,968,330
(y)++BNZ International Funding............. 0.16% 10/23/14   75,000,000   74,967,098
(y)++Caisse des Depots et Consignations.... 0.16% 08/18/14  100,000,000   99,994,750
(y)++Caisse des Depots et Consignations.... 0.14% 08/22/14   47,500,000   47,496,780
(y)++Caisse des Depots et Consignations.... 0.16% 08/28/14   50,000,000   49,995,410
(y)++Caisse des Depots et Consignations.... 0.14% 09/04/14  100,000,000   99,987,650
(y)++Caisse des Depots et Consignations.... 0.15% 09/05/14   50,000,000   49,993,600
(y)++Caisse des Depots et Consignations.... 0.15% 09/09/14   20,000,000   19,997,044
(y)++Caisse des Depots et Consignations.... 0.16% 10/09/14    1,500,000    1,499,513
(y)++Caisse des Depots et Consignations.... 0.17% 10/17/14   82,200,000   82,169,364
(y)++Caisse des Depots et Consignations.... 0.16% 10/23/14   75,000,000   74,969,198
(y)++Caisse des Depots et Consignations.... 0.15% 10/24/14   60,000,000   59,974,926
(y)++Caisse des Depots et Consignations.... 0.23% 02/17/15  100,000,000   99,879,000

                     See Notes to Schedule of Investments.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (continued)
July 31, 2014 (Unaudited)
--------------------------------------------------------------------------------

 Security Description                 Rate  Maturity Face Amount $ Fair Value $
 --------------------                 ----  -------- ------------- ------------
 COMMERCIAL PAPER - 63.5% (CONTINUED)
 (y)++Coca-Cola Co................... 0.17% 08/06/14   70,750,000   70,749,293
 (y)++Coca-Cola Co................... 0.12% 08/20/14   50,000,000   49,998,110
 (y)++Coca-Cola Co................... 0.07% 08/22/14   42,350,000   42,348,187
 (y)++Coca-Cola Co................... 0.18% 09/08/14   50,000,000   49,995,885
 (y)++Coca-Cola Co................... 0.13% 09/10/14   51,100,000   51,095,519
 (y)++Coca-Cola Co................... 0.10% 09/11/14  140,000,000  139,987,260
 (y)++Coca-Cola Co................... 0.14% 09/18/14  100,000,000   99,988,020
 (y)++Coca-Cola Co................... 0.10% 09/19/14   50,000,000   49,993,750
 (y)++Coca-Cola Co................... 0.09% 10/07/14   50,000,000   49,989,140
 (y)++Coca-Cola Co................... 0.15% 11/19/14   80,000,000   79,966,208
 (y)++Coca-Cola Co................... 0.14% 12/04/14   18,000,000   17,990,928
 (y)++Commonwealth Bank of Australia. 0.14% 09/02/14   30,000,000   29,997,636
 (y)++CPPIB Capital, Inc............. 0.18% 08/06/14   40,000,000   39,999,532
 (y)++CPPIB Capital, Inc............. 0.14% 08/07/14  100,000,000   99,998,640
 (y)++CPPIB Capital, Inc............. 0.14% 08/13/14  125,000,000  124,996,813
 (y)++CPPIB Capital, Inc............. 0.14% 09/03/14   47,000,000   46,994,661
 (y)++CPPIB Capital, Inc............. 0.14% 09/04/14   15,000,000   14,998,197
 (y)++CPPIB Capital, Inc............. 0.14% 09/05/14    9,000,000    8,998,866
 (y)++CPPIB Capital, Inc............. 0.16% 10/01/14   30,000,000   29,991,681
 (y)++CPPIB Capital, Inc............. 0.13% 10/09/14   75,000,000   74,975,648
 (y)++CPPIB Capital, Inc............. 0.14% 10/16/14   30,000,000   29,989,029
 (y)++CPPIB Capital, Inc............. 0.14% 10/22/14   80,000,000   79,968,000
 (y)++CPPIB Capital, Inc............. 0.17% 11/05/14   50,000,000   49,975,480
 (y)++DBS Bank Ltd................... 0.22% 08/19/14  145,000,000  144,993,344
 (y)++DBS Bank Ltd................... 0.22% 08/26/14   27,690,000   27,688,081
 (y)++DBS Bank Ltd................... 0.23% 09/02/14   10,500,000   10,498,950
 (y)++DBS Bank Ltd................... 0.23% 09/04/14   44,830,000   44,825,338
 (y)++DBS Bank Ltd................... 0.23% 09/08/14  100,000,000   99,987,870
 (y)++DBS Bank Ltd................... 0.23% 10/23/14  100,000,000   99,963,600
 (y)++DBS Bank Ltd................... 0.23% 01/15/15   16,465,000   16,445,484
 (y)++DBS Bank Ltd................... 0.23% 01/29/15   50,000,000   49,931,245
 (y)++DuPont Ei de Nemours Co........ 0.08% 08/04/14   46,000,000   45,999,540
 (y)++eBay, Inc...................... 0.11% 08/12/14   85,300,000   85,298,294
 (y)++Emerson Electric Co............ 0.10% 08/06/14   38,000,000   37,999,620
 (y)General Electric Capital Corp.... 0.20% 08/07/14   60,000,000   59,999,532
 (y)General Electric Capital Corp.... 0.15% 08/14/14  100,000,000   99,998,440
 (y)General Electric Capital Corp.... 0.14% 08/26/14   75,000,000   74,997,750
 (y)General Electric Capital Corp.... 0.17% 09/08/14  175,000,000  174,991,249
 (y)General Electric Capital Corp.... 0.17% 09/22/14  100,000,000   99,991,000
 (y)++Google, Inc.................... 0.12% 10/07/14   70,000,000   69,988,800
 (y)++Hydro-Quebec................... 0.08% 08/01/14   28,000,000   27,999,947
 (y)++Hydro-Quebec................... 0.09% 08/12/14   20,000,000   19,999,400
 (y)++Hydro-Quebec................... 0.08% 08/15/14   25,000,000   24,999,250
 (y)++Hydro-Quebec................... 0.10% 08/27/14   23,000,000   22,998,390
 (y)++Hydro-Quebec................... 0.09% 09/15/14   50,000,000   49,992,500
 (y)++Hydro-Quebec................... 0.09% 09/25/14   11,800,000   11,797,522
 (y)++Hydro-Quebec................... 0.10% 10/03/14   10,000,000    9,997,500
 (y)++Hydro-Quebec................... 0.10% 10/08/14   90,000,000   89,974,800
 (y)Intel Corp....................... 0.10% 09/16/14  100,000,000   99,984,000
 (y)++Kimberly-Clark Worldwide....... 0.07% 08/18/14   23,000,000   22,999,310
 (y)++Kimberly-Clark Worldwide....... 0.08% 09/08/14   30,000,000   29,997,600
 (y)++Koch Resources LLC............. 0.10% 08/13/14   88,900,000   88,897,333
 (y)++Koch Resources LLC............. 0.11% 08/18/14   65,000,000   64,997,400
 (y)++Koch Resources LLC............. 0.12% 08/21/14  100,000,000   99,995,000
 (y)++Koch Resources LLC............. 0.13% 09/04/14   65,000,000   64,993,500
 (y)++Koch Resources LLC............. 0.13% 09/12/14   25,000,000   24,996,500
 (y)++Koch Resources LLC............. 0.13% 09/19/14   50,000,000   49,991,180
 (y)++Koch Resources LLC............. 0.14% 10/16/14   50,000,000   49,984,000
 (y)++Kreditanstalt Fur Wiederaufbau. 0.06% 08/01/14  140,000,000  140,000,000
 (y)++Kreditanstalt Fur Wiederaufbau. 0.11% 08/04/14   25,000,000   24,999,750
 (y)++Kreditanstalt Fur Wiederaufbau. 0.11% 10/23/14  100,000,000   99,975,000

                     See Notes to Schedule of Investments.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (continued)
July 31, 2014 (Unaudited)
--------------------------------------------------------------------------------

Security Description                                   Rate  Maturity Face Amount $ Fair Value $
--------------------                                   ----  -------- ------------- ------------
COMMERCIAL PAPER - 63.5% (CONTINUED)
(y)++Kreditanstalt Fur Wiederaufbau................... 0.11% 12/17/14   96,000,000   95,955,840
(y)++L'Oreal USA, Inc................................. 0.06% 08/07/14   40,000,000   39,999,600
(y)++National Australia Funding....................... 0.19% 08/13/14  100,000,000   99,998,000
(y)++National Australia Funding....................... 0.16% 11/20/14   75,000,000   74,962,500
(y)++National Australia Funding....................... 0.20% 01/09/15   50,000,000   49,957,500
(y)National Rural Utilities Cooperative Finance Corp.. 0.09% 08/04/14   66,000,000   65,999,340
(y)National Rural Utilities Cooperative Finance Corp.. 0.10% 08/18/14   15,000,000   14,999,100
(y)National Rural Utilities Cooperative Finance Corp.. 0.09% 08/20/14   47,000,000   46,996,710
(y)++Nederlandse Waterschaps.......................... 0.14% 08/06/14  100,000,000   99,999,000
(y)++Nederlandse Waterschaps.......................... 0.15% 08/18/14   94,000,000   93,997,180
(y)++Nederlandse Waterschaps.......................... 0.14% 09/22/14  100,000,000   99,979,000
(y)++Nederlandse Waterschaps.......................... 0.16% 10/22/14  100,000,000   99,962,000
(y)++Nederlandse Waterschaps.......................... 0.17% 11/21/14   15,000,000   14,992,050
(y)++Nestle Capital Corp.............................. 0.16% 08/11/14   98,500,000   98,499,015
(y)Nestle Finance International Ltd................... 0.09% 09/08/14    4,750,000    4,749,620
(y)Nestle Finance International Ltd................... 0.10% 10/06/14  100,000,000   99,983,000
(y)++Nordea North America, Inc........................ 0.18% 08/01/14   59,600,000   59,600,000
(y)++Nordea North America, Inc........................ 0.20% 08/21/14   80,000,000   79,996,000
(y)++Nordea North America, Inc........................ 0.21% 08/22/14  100,000,000   99,994,000
(y)++Nordea North America, Inc........................ 0.17% 09/05/14   25,000,000   24,997,250
(y)++Nordea North America, Inc........................ 0.15% 09/08/14   75,000,000   74,991,000
(y)++Nordea North America, Inc........................ 0.18% 10/23/14  100,000,000   99,964,000
(y)++Nordea North America, Inc........................ 0.22% 11/03/14   50,000,000   49,978,000
(y)++Nordea North America, Inc........................ 0.18% 11/06/14   50,000,000   49,976,500
(y)++Nordea North America, Inc........................ 0.21% 12/01/14   15,000,000   14,989,650
(y)++NRW Bank AG...................................... 0.08% 08/05/14   50,000,000   49,999,500
(y)++NRW Bank AG...................................... 0.10% 08/07/14  100,000,000   99,999,000
(y)++NRW Bank AG...................................... 0.13% 08/14/14  100,000,000   99,997,000
(y)++NRW Bank AG...................................... 0.13% 08/18/14   75,000,000   74,997,000
(y)++NRW Bank AG...................................... 0.17% 11/05/14  100,000,000   99,954,000
(y)++NRW Bank AG...................................... 0.18% 12/15/14  100,000,000   99,917,000
(y)Oesterreich Kontrollbank AG........................ 0.07% 08/18/14   47,750,000   47,748,090
(y)Oesterreich Kontrollbank AG........................ 0.17% 08/21/14   82,500,000   82,495,875
(y)Oesterreich Kontrollbank AG........................ 0.10% 08/27/14   75,000,000   74,994,750
(y)Oesterreich Kontrollbank AG........................ 0.16% 09/22/14  100,000,000   99,981,000
(y)++Old Line Funding LLC............................. 0.15% 09/15/14   59,000,000   58,995,870
(y)++Old Line Funding LLC............................. 0.15% 09/18/14   35,018,000   35,015,549
(y)Oversea-Chinese Banking Corp. Ltd.................. 0.23% 08/19/14   85,000,000   84,994,900
(y)Oversea-Chinese Banking Corp. Ltd.................. 0.21% 08/21/14   40,000,000   39,997,600
(y)Oversea-Chinese Banking Corp. Ltd.................. 0.18% 10/23/14   50,000,000   49,980,500
(y)++Procter & Gamble Co.............................. 0.09% 08/08/14   75,000,000   74,999,250
(y)++Procter & Gamble Co.............................. 0.10% 08/13/14   35,000,000   34,999,650
(y)++Procter & Gamble Co.............................. 0.10% 09/22/14  100,000,000   99,990,000
(y)++Procter & Gamble Co.............................. 0.14% 10/01/14  100,000,000   99,986,000
(y)++Procter & Gamble Co.............................. 0.12% 11/12/14   50,000,000   49,985,000
(y)Province of Ontario................................ 0.09% 08/05/14   78,000,000   77,999,220
(y)Province of Ontario................................ 0.09% 08/07/14   50,000,000   49,999,500
(y)Province of Ontario................................ 0.10% 08/13/14  175,000,000  174,998,249
(y)Province of Ontario................................ 0.10% 08/15/14   25,000,000   24,999,500
(y)Province of Ontario................................ 0.10% 08/18/14   75,000,000   74,998,500
(y)Province of Ontario................................ 0.12% 08/22/14  100,000,000   99,996,000
(y)Province of Ontario................................ 0.09% 08/27/14   12,000,000   11,999,280
(y)Province of Ontario................................ 0.09% 12/11/14  100,000,000   99,961,000
(y)++Province of Quebec............................... 0.10% 08/01/14  100,000,000  100,000,000
(y)++Province of Quebec............................... 0.08% 08/05/14  100,000,000   99,999,000
(y)++Province of Quebec............................... 0.10% 08/07/14   48,000,000   47,999,520
(y)++Province of Quebec............................... 0.10% 08/08/14   15,000,000   14,999,700
(y)++Province of Quebec............................... 0.09% 08/11/14  160,000,000  159,996,799
(y)++Province of Quebec............................... 0.09% 10/15/14   50,000,000   49,984,060
(y)++Roche Holdings, Inc.............................. 0.08% 09/17/14   50,000,000   49,991,500
(y)++Sanofi-Aventis................................... 0.13% 09/05/14  100,000,000   99,996,000

                     See Notes to Schedule of Investments.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (continued)
July 31, 2014 (Unaudited)
--------------------------------------------------------------------------------

Security Description                           Rate  Maturity Face Amount $   Fair Value $
--------------------                           ----  -------- -------------- --------------
COMMERCIAL PAPER - 63.5% (CONTINUED)
(y)++Sanofi-Aventis........................... 0.11% 09/15/14     53,250,000     53,246,273
(y)++Sanofi-Aventis........................... 0.12% 09/19/14     94,500,000     94,492,440
(y)++Sanofi-Aventis........................... 0.10% 09/26/14    100,000,000     99,988,000
(y)++Siemens Capital Co. LLC.................. 0.07% 08/22/14     71,000,000     70,944,620
(y)++Siemens Capital Co. LLC.................. 0.07% 08/28/14     20,000,000     19,998,400
(y)++Siemens Capital Co. LLC.................. 0.12% 09/19/14     92,000,000     91,983,440
(y)++Standard Chartered Bank PLC.............. 0.17% 08/04/14     77,050,000     77,049,230
(y)++Standard Chartered Bank PLC.............. 0.18% 08/08/14     18,900,000     18,899,622
(y)++Standard Chartered Bank PLC.............. 0.18% 08/18/14     75,000,000     74,997,000
(y)++Standard Chartered Bank PLC.............. 0.19% 08/20/14    137,500,000    137,494,500
(y)++Standard Chartered Bank PLC.............. 0.19% 08/22/14     34,000,000     33,998,300
(y)++Standard Chartered Bank PLC.............. 0.19% 09/02/14     50,400,000     50,395,968
(y)++Standard Chartered Bank PLC.............. 0.18% 09/11/14     75,000,000     74,990,250
(y)++Standard Chartered Bank PLC.............. 0.17% 09/24/14    100,000,000     99,978,000
(y)++Standard Chartered Bank PLC.............. 0.18% 10/20/14     50,000,000     49,979,000
(y)++Standard Chartered Bank PLC.............. 0.18% 10/21/14     75,000,000     74,967,750
(y)++Standard Chartered Bank PLC.............. 0.18% 10/22/14      8,000,000      7,996,480
(y)++Svenska Handelsbanken, Inc............... 0.15% 08/04/14     35,000,000     34,999,650
(y)++Svenska Handelsbanken, Inc............... 0.16% 08/06/14     50,000,000     49,999,500
(y)++Svenska Handelsbanken, Inc............... 0.21% 09/10/14     40,000,000     39,994,000
(y)++Svenska Handelsbanken, Inc............... 0.18% 09/22/14     30,000,000     29,993,400
(y)++Svenska Handelsbanken, Inc............... 0.20% 10/21/14    100,000,000     99,960,000
(y)++Svenska Handelsbanken, Inc............... 0.20% 10/22/14     50,000,000     49,980,000
(y)++Svenska Handelsbanken, Inc............... 0.20% 10/29/14    100,000,000     99,955,000
(y)++Svenska Handelsbanken, Inc............... 0.20% 12/12/14     43,800,000     43,767,588
(y)++Svenska Handelsbanken, Inc............... 0.20% 01/15/15     25,000,000     24,970,250
(y)++Toronto Dominion Holdings................ 0.15% 10/02/14     50,000,000     49,987,500
(y)++Toronto Dominion Holdings................ 0.19% 10/23/14     50,000,000     49,982,500
(y)++Toronto Dominion Holdings................ 0.19% 11/07/14     65,000,000     64,973,350
(y)++Toronto Dominion Holdings................ 0.19% 11/13/14    100,000,000     99,956,000
(y)++Total Capital Canada Ltd................. 0.09% 08/18/14    205,000,000    204,991,799
(y)++Total Capital Canada Ltd................. 0.10% 09/24/14     30,000,000     29,994,000
(y)++Total Capital SA......................... 0.02% 08/01/14    300,000,000    299,999,429
(y)Toyota Motor Credit Corp................... 0.13% 08/14/14    100,000,000     99,998,000
(y)Toyota Motor Credit Corp................... 0.12% 10/01/14     50,000,000     49,992,000
(y)Toyota Motor Credit Corp................... 0.13% 10/09/14    100,000,000     99,981,000
(y)Toyota Motor Credit Corp................... 0.12% 10/23/14    100,000,000     99,975,000
(y)Toyota Motor Credit Corp................... 0.14% 12/02/14     50,000,000     49,975,500
(y)Toyota Motor Credit Corp................... 0.21% 01/21/15    150,000,000    149,873,999
(y)++United Overseas Bank..................... 0.23% 09/10/14     75,000,000     74,990,250
(y)++United Overseas Bank..................... 0.21% 10/06/14     15,000,000     14,995,950
(y)++United Overseas Bank..................... 0.18% 10/20/14     75,000,000     74,973,750
(y)++United Overseas Bank..................... 0.23% 10/23/14    100,000,000     99,964,000
(y)++United Overseas Bank..................... 0.22% 01/22/15     50,000,000     49,936,000
(y)Wells Fargo & Co........................... 0.14% 10/09/14     49,000,000     48,987,260
(y)++Westpac Securities NZ Ltd................ 0.15% 08/20/14     45,000,000     44,998,200
(y)++Westpac Securities NZ Ltd................ 0.17% 09/15/14     58,989,000     58,981,331
(y)++Westpac Securities NZ Ltd................ 0.20% 09/26/14     21,150,000     21,146,616
(y)++Westpac Securities NZ Ltd................ 0.20% 11/12/14     50,000,000     49,979,000
(y)++Westpac Securities NZ Ltd................ 0.21% 01/12/15     25,000,000     24,973,750
                                                              -------------- --------------
TOTAL COMMERCIAL PAPER (Cost $14,449,267,248).                14,452,642,000 14,449,509,282
                                                              -------------- --------------
YANKEE CERTIFICATES OF DEPOSIT - 10.5%
(r)Australia & New Zealand Banking Group...... 0.48% 01/29/15      2,000,000      2,002,796
(r)National Australia Bank NY................. 0.23% 08/14/14    100,000,000    100,002,000
(r)National Australia Bank NY................. 0.22% 10/23/14    125,000,000    125,009,000
Nordea Bank Finland NY........................ 0.19% 08/11/14     50,000,000     50,001,350
(r)Nordea Bank Finland NY..................... 0.35% 07/17/15     17,750,000     17,753,373
(r)Rabobank Nederland NV NY................... 0.24% 10/03/14     75,000,000     75,001,350
(r)Rabobank Nederland NV NY................... 0.28% 12/01/14     75,000,000     75,007,275
(r)Rabobank Nederland NV NY................... 0.27% 05/06/15     75,000,000     74,988,675
(r)Rabobank Nederland NV NY................... 0.28% 06/12/15    100,000,000     99,982,000

                     See Notes to Schedule of Investments.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (continued)
July 31, 2014 (Unaudited)
--------------------------------------------------------------------------------

Security Description                                                          Rate  Maturity Face Amount $ Fair Value $
--------------------                                                          ----  -------- ------------- -------------
YANKEE CERTIFICATES OF DEPOSIT - 10.5% (CONTINUED)
(r)Rabobank Nederland NV NY.................................................. 0.31% 07/06/15   125,000,000   124,976,125
(r)Royal Bank of Canada NY................................................... 0.46% 01/06/15   220,450,000   220,687,204
(r)Royal Bank of Canada NY................................................... 0.24% 02/20/15   100,000,000    99,994,400
(r)Royal Bank of Canada NY................................................... 0.23% 02/23/15   100,000,000    99,994,700
(r)Royal Bank of Canada NY................................................... 0.23% 03/27/15    20,000,000    19,998,660
(r)Royal Bank of Canada NY................................................... 0.23% 06/18/15   100,000,000    99,982,500
(r)Royal Bank of Canada NY................................................... 0.22% 06/26/15   100,000,000    99,990,800
Svenska Handelsbanken NY..................................................... 0.22% 08/25/14   105,000,000   105,007,350
(r)Svenska Handelsbanken NY.................................................. 0.41% 10/06/14    32,000,000    32,007,616
Svenska Handelsbanken NY..................................................... 0.19% 12/01/14    75,000,000    74,970,750
(r)Toronto Dominion Bank NY.................................................. 0.22% 11/18/14   100,000,000   100,005,900
(r)Toronto Dominion Bank NY.................................................. 0.23% 06/08/15   100,000,000    99,983,200
(r)Toronto Dominion Bank NY.................................................. 0.22% 06/16/15   100,000,000    99,982,600
(r)Westpac Banking Corp...................................................... 0.24% 08/15/14   100,000,000   100,003,000
(r)Westpac Banking Corp...................................................... 0.23% 08/28/14   100,000,000   100,005,000
(r)Westpac Banking Corp...................................................... 0.23% 03/19/15   200,000,000   200,061,800
(r)Westpac Banking Corp...................................................... 0.23% 04/02/15   100,000,000    99,985,400
                                                                                             ------------- -------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $2,397,491,328)...................                2,397,200,000 2,397,384,824
                                                                                             ------------- -------------
GOVERNMENT BOND - 0.2%
Province of Ontario.......................................................... 2.95% 02/05/15    36,100,000    36,589,697
                                                                                             ------------- -------------
TOTAL GOVERNMENT BOND (Cost $36,608,843).....................................                   36,100,000    36,589,697
                                                                                             ------------- -------------
U.S. GOVERNMENT AGENCY SECURITIES - 6.1%
(y)Federal Home Loan Bank.................................................... 0.06% 08/06/14   100,000,000    99,999,600
(y)Federal Home Loan Bank.................................................... 0.06% 08/08/14   100,000,000    99,999,400
(y)Federal Home Loan Bank.................................................... 0.07% 08/12/14   100,000,000    99,999,100
(y)Federal Home Loan Bank.................................................... 0.06% 08/22/14    30,000,000    29,999,490
(y)Federal Home Loan Bank.................................................... 0.07% 08/27/14   200,000,000   199,995,800
(y)Federal Home Loan Bank.................................................... 0.03% 09/03/14   100,000,000    99,996,900
(y)Federal Home Loan Bank.................................................... 0.07% 09/10/14   159,800,000   159,793,928
(y)Federal Home Loan Bank.................................................... 0.08% 09/19/14   100,000,000    99,995,400
(y)Federal Home Loan Bank.................................................... 0.08% 09/22/14   100,000,000    99,995,100
(y)Federal Home Loan Bank.................................................... 0.09% 10/17/14   100,000,000    99,988,200
(y)Federal Home Loan Bank.................................................... 0.09% 10/24/14    98,975,000    98,962,331
(y)Federal Home Loan Mortgage Corp........................................... 0.05% 08/19/14   100,000,000    99,998,600
(y)Federal Home Loan Mortgage Corp........................................... 0.05% 08/26/14   100,000,000    99,998,000
                                                                                             ------------- -------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
  (Cost $1,388,676,006)......................................................                1,388,775,000 1,388,721,849
                                                                                             ------------- -------------
REPURCHASE AGREEMENTS - 13.4%
Bank of America Corp. (Purchased on 07/31/14, Proceeds at maturity
  $100,000,222 collateralized by U.S. Treasury Securities, 0.00% - 0.38%,
  11/15/15 - 11/15/22, market value $102,000,082)............................ 0.08% 08/01/14   100,000,000   100,000,000
Barclays Capital Group LLC (Purchased on 07/31/14, Proceeds at maturity
  $700,001,167 collateralized by U.S. Treasury Securities, 0.00% - 4.63%,
  10/30/14 - 04/30/21, market value $714,000,093)............................ 0.06% 08/01/14   700,000,000   700,000,000
Deutsche Bank Securities, Inc. (Purchased on 07/31/14, Proceeds at maturity
  $700,001,750 collateralized by U.S. Treasury Securities, 0.00%, 05/15/18 -
  02/15/24, market value $714,000,080)....................................... 0.09% 08/01/14   700,000,000   700,000,000
Deutsche Bank Securities, Inc. (Purchased on 07/31/14, Proceeds at maturity
  $150,000,375 collateralized by U.S. Government Agency Backed Securities,
  1.25% - 2.00%, 11/06/17 - 10/02/19, market value $153,000,724)............. 0.09% 08/01/14   150,000,000   150,000,000
Goldman Sachs & Co. (Purchased on 07/31/14, Proceeds at maturity
  $200,000,444 collateralized by U.S. Government Agency Backed Securities,
  2.50% - 7.50%, 07/20/26-06/20/44, market value $204,000,001)............... 0.08% 08/01/14   200,000,000   200,000,000

                     See Notes to Schedule of Investments.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (concluded)
July 31, 2014 (Unaudited)
--------------------------------------------------------------------------------

Security Description                                                        Rate  Maturity Face Amount $  Fair Value $
--------------------                                                        ----  -------- ------------- ---------------
REPURCHASE AGREEMENTS - 13.4% (CONTINUED)
HSBC Securities (USA), Inc. (Purchased on 07/31/14, Proceeds at maturity
  $300,000,583 collateralized by U.S. Treasury Securities, 0.00% - 11.25%,
  08/15/14 - 11/15/22, market value $306,004,658).......................... 0.07% 08/01/14   300,000,000     300,000,000
JPMorgan Securities (Purchased on 07/31/14, Proceeds at maturity
  $100,000,194 collateralized by U.S. Government Agency Backed Securities,
  0.00% - 6.25%, 08/21/14 - 03/15/24, market value $102,000,231)........... 0.07% 08/01/14   100,000,000     100,000,000
RBC Capital Markets LLC (Purchased on 07/31/14, Proceeds at maturity
  $150,000,250 collateralized by U.S. Treasury Securities, 0.00% - 3.88%,
  02/15/15 - 09/30/20, market value $153,000,088).......................... 0.06% 08/01/14   150,000,000     150,000,000
Toronto Dominion Bank NY (Purchased on 07/31/14, Proceeds at maturity
  $650,001,625 collateralized by U.S. Government Agency Backed Securities and U.S. Treasury Securities, 0.00% - 5.50%, 09/02/14 - 05/15/24, market
  value $663,000,097)...................................................... 0.09% 08/01/14   650,000,000     650,000,000
                                                                                           ------------- ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $3,050,000,000)..........................                3,050,000,000   3,050,000,000
                                                                                           ------------- ---------------
U.S. TREASURY OBLIGATIONS - 3.1%
(y)U.S. Treasury Bill...................................................... 0.07% 08/21/14   200,000,000     199,998,400
(y)U.S. Treasury Bill...................................................... 0.06% 08/28/14   100,000,000      99,999,200
(y)U.S. Treasury Bill...................................................... 0.08% 09/04/14   100,000,000      99,999,100
(y)U.S. Treasury Bill...................................................... 0.07% 09/11/14   100,000,000      99,998,000
(y)U.S. Treasury Bill...................................................... 0.07% 09/18/14   100,000,000      99,997,700
(y)U.S. Treasury Bill...................................................... 0.06% 09/25/14   100,000,000      99,998,100
                                                                                           ------------- ---------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $699,952,549)........................                  700,000,000     699,990,500
                                                                                           ------------- ---------------
TOTAL INVESTMENTS (Cost 22,764,993,871) - 100.0%...........................                              $22,765,052,313
                                                                                                         ===============

AG--Aktiengesellschaft (German & Swiss stock corporation)
LLC--Limited Liability Co.
NY--New York Shares
PLC--Public Limited Company

++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at July 31, 2014 was $11,211,387,922 which represented 49.3% of the total investments of the Fund.
(r)The adjustable/variable rate shown is effective as of 07/31/14.
(y)The rate shown is the effective yield.

Summary of inputs used to value the Fund's investments as of July 31, 2014 is as follows (See Security Valuation Note):

                                         LEVEL 1        LEVEL 2         LEVEL 3
                                      INVESTMENTS IN INVESTMENTS IN  INVESTMENTS IN
                                        SECURITIES     SECURITIES      SECURITIES
                                      -------------- --------------- --------------
THE DFA SHORT TERM INVESTMENT FUND
   Corporate Bonds...................    $    --     $   457,201,962    $    --
   Yankee Bonds......................         --         285,654,199         --
   Commercial Paper..................         --      14,449,509,282         --
   Yankee Certificates of Deposit....         --       2,397,384,824         --
   Government Bond...................         --          36,589,697         --
   U.S. Government Agency Securities.         --       1,388,721,849         --
   Repurchase Agreements.............         --       3,050,000,000         --
   U.S. Treasury Obligations.........         --         699,990,500         --
                                         -------     ---------------    -------
       Total Investments.............    $    --     $22,765,052,313    $    --
                                         =======     ===============    =======

                     See Notes to Schedule of Investments.

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2014, the Trust consisted of eleven operational portfolios, ten (collectively, the "Series") and one, The DFA Short Term Investment Fund (the "Fund"), which are included in this document.

SECURITY VALUATION

The Series and the Fund utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Series' and the
    Fund's own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT, the previous day), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Equity Portfolios foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series' and the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognizes transfers between the levels as of the end of the period. As of July 31, 2014, The Emerging Markets Series and The Emerging Markets Small Cap Series had significant transfers of securities with a total value of $324,394 and $441,326 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2013, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

FINANCIAL INSTRUMENTS

In accordance with the Series' and the Fund's investment objectives and policies, the Series and the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. REPURCHASE AGREEMENTS: The Series and the Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' or the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

3. INTEREST RATE AND CREDIT RISKS: The Fund invests primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed by the Advisor to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

FEDERAL TAX COST

At July 31, 2014, the total cost of securities for federal income tax purposes was:

         The U.S. Large Cap Value Series.............. $11,498,560,553
         The DFA International Value Series...........   8,705,773,246
         The Japanese Small Company Series............   2,592,577,299
         The Asia Pacific Small Company Series........   1,796,643,970
         The United Kingdom Small Company Series......   1,517,257,045
         The Continental Small Company Series.........   2,972,976,872
         The Canadian Small Company Series............   1,211,068,584
         The Emerging Markets Series..................   3,209,432,307
         The Emerging Markets Small Cap Series........   4,790,956,920
         The Tax-Managed U.S. Marketwide Value Series.   2,995,030,385
         The DFA Short Term Investment Fund...........  22,764,993,871

OTHER

The Series and the Fund are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. Briefing on the motion to dismiss will be completed by July 2014, with oral argument on the motion to be held thereafter. The Committee Action is stayed pending the disposition of the motion to dismiss.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits do not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values, respectively, at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series and the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:  /s/ David G. Booth
     ----------------------------------
     David G. Booth
     Chairman, Trustee, President and
     Co-Chief Executive Officer

Date: September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     ----------------------------------
     David G. Booth
     Principal Executive Officer
     The DFA Investment Trust Company

Date: September 29, 2014

By:  /s/ David R. Martin
     ----------------------------------
     David R. Martin
     Principal Financial Officer
     The DFA Investment Trust Company

Date: September 29, 2014